UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end:   December 31

Date of reporting period:     September 30, 2014

Item 1. Schedule of Investments

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 1.76%
80,679	LyondellBasell Industries NV Class A	$	8,766,580

Communications — 19.98%
63,583	Ciena Corp (a)		1,063,108
316,860	Comcast Corp Class A		17,040,731
158,071	eBay Inc (a)		8,951,561
17,665	Expedia Inc		1,547,807
107,318	Facebook Inc Class A (a)		8,482,415
23,751	Google Inc Class A (a)		13,975,326
12,157	Google Inc Class C (a)		7,018,966
67,016	Juniper Networks Inc		1,484,404
16,533	Palo Alto Networks Inc (a)		1,621,887
114,782	Pandora Media Inc (a)		2,773,133
6,758	Priceline Group Inc (a)		7,829,684
23,588	SBA Communications Corp Class A (a)		2,615,909
38,067	Scripps Networks Interactive Inc Class A		2,972,652
39,459	Splunk Inc (a)		2,184,450
187,889	Walt Disney Co		16,727,758
51,990	Yelp Inc (a)		3,548,317

			99,838,108

Consumer, Cyclical — 10.65%
78,153	Alaska Air Group Inc		3,402,782
13,005	AutoZone Inc (a)		6,628,128
128,071	BorgWarner Inc		6,737,815
9,166	Chipotle Mexican Grill Inc (a)		6,109,964
45,987	Hanesbrands Inc		4,940,843
87,607	Harley-Davidson Inc		5,098,727
95,447	Home Depot Inc		8,756,308
122,533	Marriott International Inc Class A		8,565,057
32,725	WABCO Holdings Inc (a)		2,976,339

			53,215,963

Consumer, Non-cyclical — 24.31%
47,924	Alexion Pharmaceuticals Inc (a)		7,946,758
19,272	Biogen Idec Inc (a)		6,375,370
66,977	Bristol-Myers Squibb Co		3,427,883
19,109	Brown-Forman Corp Class B		1,724,014
68,587	Cardinal Health Inc		5,138,538
69,380	Church & Dwight Co Inc		4,867,701
53,771	CR Bard Inc		7,673,659
87,879	DENTSPLY International Inc		4,007,282
36,037	DexCom Inc (a)		1,441,120
69,088	Estee Lauder Cos Inc Class A		5,162,255
51,508	Gilead Sciences Inc (a)		5,483,027
76,865	Hershey Co		7,335,227
36,083	Incyte Corp (a)		1,769,871
75,744	Johnson & Johnson		8,073,553
93,309	Mead Johnson Nutrition Co Class A		8,978,192
135,358	Medtronic Inc		8,385,428
179,192	PepsiCo Inc		16,680,983
12,453	Perrigo Co PLC		1,870,316

Shares			Fair Value

Consumer, Non-cyclical — (continued)
35,822	Philip Morris International Inc	$	2,987,555
42,667	Procter & Gamble Co		3,572,935
94,281	Teva Pharmaceutical Industries Ltd Sponsored ADR		5,067,604
93,796	Zoetis Inc		3,465,762

			121,435,033

Energy — 5.45%
28,117	Concho Resources Inc (a)		3,525,591
69,039	EOG Resources Inc		6,836,242
84,623	Noble Energy Inc		5,784,828
76,497	Phillips 66		6,219,971
47,737	Schlumberger Ltd		4,854,375

			27,221,007

Financial — 9.02%
89,430	American Express Co		7,828,702
85,787	Franklin Resources Inc		4,684,828
182,121	Invesco Ltd		7,190,137
203,751	SunTrust Banks Inc		7,748,651
82,485	Visa Inc Class A		17,599,824

			45,052,142

Industrial — 13.91%
77,434	Boeing Co		9,863,543
61,980	Generac Holdings Inc (a)(b)		2,512,669
99,266	Honeywell International Inc		9,243,650
15,481	Lockheed Martin Corp		2,829,617
7,657	Mettler-Toledo International Inc (a)		1,961,187
48,346	Parker-Hannifin Corp		5,518,696
23,969	Precision Castparts Corp		5,677,777
14,968	Raytheon Co		1,521,048
44,733	Rockwell Automation Inc		4,915,262
40,523	Trimble Navigation Ltd (a)		1,235,952
137,351	Tyco International Ltd		6,121,734
98,676	Union Pacific Corp		10,698,452
38,532	Wabtec Corp		3,122,633
43,188	Waters Corp (a)		4,280,795

			69,503,015

Technology — 13.72%
192,695	Apple Inc		19,414,021
195,170	Broadcom Corp Class A		7,888,771
108,842	Electronic Arts Inc (a)		3,875,864
29,586	Intuit Inc		2,593,213
128,758	Linear Technology Corp		5,715,568
85,972	Microsoft Corp		3,985,662
32,937	NetSuite Inc (a)(b)		2,949,179
311,730	Oracle Corp		11,933,024
32,209	SanDisk Corp		3,154,872
70,157	Teradata Corp (a)		2,940,981
16,649	Varonis Systems Inc (a)(b)		351,294

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Technology — (continued)
38,415	Western Digital Corp	$	3,738,548

			68,540,997

TOTAL COMMON STOCK — 98.80% (Cost $433,583,586)		$	493,572,845

EXCHANGE TRADED FUNDS
19,748	iShares Russell 1000 Growth ETF
			1,809,509

TOTAL EXCHANGE TRADED FUNDS — 0.36% (Cost $1,821,187)		$	1,809,509

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 0.80%
$ 948,985	Undivided interest of 1.03% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $948,985 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (c)		948,985

948,985	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $948,985 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (c)		948,985

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 948,985	Undivided interest of 1.59% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $948,985 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (c)	$	948,985

199,780	Undivided interest of 1.79% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $199,780 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (c)(d)		199,780

948,985	Undivided interest of 3.65% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $948,985 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (c)		948,985

TOTAL SHORT TERM INVESTMENTS — 0.80% (Cost $3,995,720)		$	3,995,720

TOTAL INVESTMENTS — 99.96% (Cost $439,400,493)		$	499,378,074

OTHER ASSETS & LIABILITIES, NET — 0.04%		$	214,451

TOTAL NET ASSETS — 100.00%		$	499,592,525

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	Collateral received for securities on loan.
(d)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West American Century Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$482,383,507	$—	$—	$482,383,507
Foreign Common Stock	11,189,338	—	—	11,189,338
Exchange Traded Funds	1,809,509	—	—	1,809,509
Short Term Investments	—	3,995,720	—	3,995,720

Total Assets	$495,382,354	$3,995,720	$0	$499,378,074

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.   UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $439,763,033. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $66,574,648 and gross depreciation of investments in which there was an excess of tax cost over value of $6,959,607 resulting in net appreciation of $59,615,041.

3.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $3,903,774 and received collateral of $3,995,720 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Communications — 12.29%
60,200	CBS Corp Class B	$	3,220,700
70,000	Gannett Co Inc		2,076,900
238,075	Interpublic Group of Cos Inc		4,361,534
53,000	Omnicom Group Inc		3,649,580
36,200	Viacom Inc Class B		2,785,228

			16,093,942

Consumer, Cyclical — 10.73%
53,100	Coach Inc		1,890,891
101,400	International Speedway Corp Class A		3,208,296
28,700	Madison Square Garden Co Class A (a)		1,897,644
67,900	Newell Rubbermaid Inc		2,336,439
61,100	Nordstrom Inc		4,177,407
5,500	Tiffany & Co		529,705

			14,040,382

Consumer, Non-cyclical — 21.27%
15,225	Bio-Rad Laboratories Inc Class A (a)		1,726,515
49,400	Hospira Inc (a)		2,570,282
42,100	JM Smucker Co		4,167,479
30,200	Laboratory Corp of America Holdings (a)		3,072,850
37,625	Sotheby’s		1,343,965
55,500	St Jude Medical Inc		3,337,215
14,100	Towers Watson & Co Class A		1,402,950
364,300	Western Union Co		5,843,372
43,600	Zimmer Holdings Inc		4,383,980

			27,848,608

Energy — 1.05%
41,500	Contango Oil & Gas Co (a)		1,379,460

Financial — 30.41%
67,400	Aflac Inc		3,926,050
75,900	Blackstone Group LP		2,389,332
56,150	CBRE Group Inc Class A (a)		1,669,901
43,100	City National Corp		3,261,377
219,700	First American Financial Corp		5,958,264
81,900	Franklin Resources Inc		4,472,559
94,255	Janus Capital Group Inc (b)		1,370,468
29,813	Jones Lang LaSalle Inc		3,766,574
103,200	KKR & Co LP		2,301,360
86,500	Lazard Ltd Class A		4,385,550
69,525	Northern Trust Corp		4,729,786
20,100	T Rowe Price Group Inc		1,575,840

			39,807,061

Industrial — 18.97%
85,550	Bristow Group Inc		5,748,960
41,500	Illinois Tool Works Inc		3,503,430
88,100	Kennametal Inc		3,639,411

Shares			Fair Value

Industrial — (continued)
28,500	Snap-on Inc	$	3,450,780
60,902	Stanley Black & Decker Inc		5,407,489
25,396	Thermo Fisher Scientific Inc		3,090,693

			24,840,763

TOTAL COMMON STOCK — 94.72% (Cost $105,552,753)		$	124,010,216

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.77%
$ 1,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014		1,000,000

U.S. Government Agency Bonds and Notes — 1.91%
2,500,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014		2,500,000

Repurchase Agreements — 1.07%
332,424	Undivided interest of 0.36% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $332,424 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (c)		332,424

332,424	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $332,424 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (c)		332,424

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 332,425	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $332,425 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (c)	$	332,425

69,982	Undivided interest of 0.63% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $69,982 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (c)(d)		69,982

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 332,425	Undivided interest of 1.28% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $332,425 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (c)	$	332,425

			1,399,680

TOTAL SHORT TERM INVESTMENTS — 3.75% (Cost $4,899,680)		$	4,899,680

TOTAL INVESTMENTS — 98.47% (Cost $110,452,433)		$	128,909,896

OTHER ASSETS & LIABILITIES, NET — 1.53%		$	2,008,511

TOTAL NET ASSETS — 100.00%		$	130,918,407

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	Collateral received for securities on loan.
(d)	The rate of the repurchase agreement was less than 0.01%.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Ariel Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$119,624,666	$—	$—	$119,624,666
Foreign Common Stock	4,385,550	—	—	4,385,550
Short Term Investments	—	4,899,680	—	4,899,680

Total Assets	$124,010,216	$4,899,680	$0	$128,909,896

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $110,700,732. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $22,691,301 and gross depreciation of investments in which there was an excess of tax cost over value of $4,482,137 resulting in net appreciation of $18,209,164.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $1,371,686 and received collateral of $1,399,680 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 2.33%
$1,171,755	Americold 2010 LLC Trust(a)
	Series 2010-ARTA, Class A1 3.85%, 01/14/2029	$1,225,409
	Avis Budget Rental Car Funding AESOP LLC(a)
1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017	1,027,929
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017	1,041,279
1,700,000	CAL Funding II Ltd(a) Series 2013-1A, Class A 3.35%, 03/27/2028	1,706,324
1,179,137	GS Mortgage Securities Corp II Series 2005-GG4, Class A4 4.76%, 07/10/2039	1,191,332
4,000,000	GS Mortgage Securities Trust Series 2012-GC6, Class A2 2.54%, 01/10/2045	4,094,856
2,000,000	Madison Avenue Trust(a) Series 2013-650M, Class A 3.84%, 10/12/2032	2,102,740
	Morgan Stanley Capital I Trust(b)
1,972,859	Series 2007-T25, Class A3 5.51%, 11/12/2049	2,127,288
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	1,294,439
169,807	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025	171,401
2,437,519	Wachovia Bank Commercial Mortgage Trust(b) Series 2005-C20, Class A7 5.12%, 07/15/2042	2,483,310
1,473,774	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1, Class A1 3.35%, 11/15/2043	1,531,292
	WFRBS Commercial Mortgage Trust
1,000,000	Series 2013-C11, Class A2 2.03%, 03/15/2045	1,005,953
1,885,000	Series 2013-C11, Class A3 2.70%, 03/15/2045	1,880,446
930,000	Series 2013-C17, Class A2 2.92%, 12/15/2046	954,794

		23,838,792

U.S. Government Agency — 0.54%
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
1,000,000	Series K027, Class A2 2.64%, 01/25/2023	986,783
2,445,901	Series K036, Class A1 2.78%, 04/25/2023	2,499,109

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,000,000	Federal National Mortgage Association Alternative Credit Enhancement Security(b) Series 2014-M10, Class ASQ2 2.17%, 09/25/2019	$1,990,284

		5,476,176

TOTAL ASSET-BACKED SECURITIES — 2.87% (Cost $29,058,398)		$29,314,968

BANK LOANS
1,409,722	Express Scripts Inc(b) 1.98%, 08/29/2016	1,405,024

TOTAL BANK LOANS — 0.14% (Cost $1,408,249)		$1,405,024

CORPORATE BONDS AND NOTES
Basic Materials — 1.59%
1,000,000	Anglo American Capital PLC(a) 4.13%, 04/15/2021	1,003,574
500,000	Cliffs Natural Resources Inc(c) 5.90%, 03/15/2020	415,000
1,000,000	Dow Chemical Co 3.00%, 11/15/2022	964,379
1,000,000	EI du Pont de Nemours & Co 4.90%, 01/15/2041	1,055,786
1,000,000	FMC Corp 5.20%, 12/15/2019	1,114,287
2,000,000	Freeport-McMoRan Copper & Gold Inc(c) 2.38%, 03/15/2018	2,005,076
	Glencore Finance Canada Ltd(a)
500,000	5.80%, 11/15/2016	544,545
500,000	6.00%, 11/15/2041	534,674
2,000,000	International Paper Co(c) 3.65%, 06/15/2024	1,940,512
1,000,000	Lubrizol Corp 6.50%, 10/01/2034	1,308,412
1,000,000	Monsanto Co 3.38%, 07/15/2024	994,773
2,000,000	Plum Creek Timberlands LP 3.25%, 03/15/2023	1,921,438
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,028,038
500,000	Rio Tinto Finance USA Ltd 7.13%, 07/15/2028	640,383
500,000	Teck Resources Ltd(c) 4.50%, 01/15/2021	519,721
250,000	Vale Overseas Ltd 4.63%, 09/15/2020	262,353

		16,252,951

Communications — 3.01%
	21st Century Fox America Inc
1,000,000	3.00%, 09/15/2022	971,459

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
$1,000,000	8.50%, 02/23/2025	$1,335,113
1,000,000	America Movil SAB de CV 5.00%, 03/30/2020	1,094,310
	AT&T Inc
500,000	6.15%, 09/15/2034	596,869
1,000,000	5.35%, 09/01/2040	1,060,396
1,098,000	British Sky Broadcasting Group PLC(a) 9.50%, 11/15/2018	1,396,943
1,000,000	CBS Corp 3.70%, 08/15/2024	987,529
	Comcast Corp
1,000,000	3.60%, 03/01/2024(c)	1,017,361
1,000,000	4.25%, 01/15/2033	1,012,139
1,000,000	4.65%, 07/15/2042	1,032,597
1,000,000	Crown Castle Towers LLC(a) 6.11%, 01/15/2020	1,156,775
500,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	726,989
1,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 1.75%, 01/15/2018	995,176
1,000,000	eBay Inc 2.20%, 08/01/2019	986,963
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	991,610
3,300,000	3.50%, 03/01/2023	3,190,433
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	522,412
2,000,000	Rogers Communications Inc 4.10%, 10/01/2023	2,073,482
2,000,000	SES Global Americas Holdings GP(a) 2.50%, 03/25/2019	1,988,418
1,000,000	Thomson Reuters Corp 1.65%, 09/29/2017	998,582
1,000,000	Time Warner Inc 4.75%, 03/29/2021	1,089,695
	Verizon Communications Inc
2,000,000	4.15%, 03/15/2024	2,065,096
1,000,000	6.40%, 09/15/2033	1,218,218
1,000,000	6.55%, 09/15/2043	1,249,392
1,000,000	Viacom Inc 3.88%, 04/01/2024	995,848

		30,753,805

Consumer, Cyclical — 1.99%
2,371,809	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	2,404,540
2,000,000	Arrow Electronics Inc 3.00%, 03/01/2018	2,049,876
250,000	Cintas Corp No 2 4.30%, 06/01/2021	271,089
2,725,882	CVS Pass Through Trust 6.04%, 12/10/2028	3,152,504

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$1,000,000	Daimler Finance North America LLC(a) 2.25%, 09/03/2019	$990,169
	Home Depot Inc
1,000,000	4.40%, 04/01/2021	1,112,436
1,000,000	4.40%, 03/15/2045	1,010,964
2,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,983,210
500,000	Mattel Inc 4.35%, 10/01/2020	533,632
1,000,000	O’Reilly Automotive Inc 4.63%, 09/15/2021	1,086,742
1,000,000	PACCAR Financial Corp 1.10%, 06/06/2017	994,887
2,000,000	United Airlines 2013-1 Class A Pass Through Trust 4.30%, 08/15/2025	2,090,000
1,000,000	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025	1,007,500
	Wal-Mart Stores Inc
500,000	6.20%, 04/15/2038	638,507
1,000,000	4.00%, 04/11/2043	972,737

		20,298,793

Consumer, Non-cyclical — 3.57%
3,000,000	AbbVie Inc 1.75%, 11/06/2017	2,989,773
500,000	Alberto-Culver Co 5.15%, 06/01/2020	571,774
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,294,291
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033	603,387
	Anheuser-Busch InBev Worldwide Inc
1,000,000	2.50%, 07/15/2022	944,942
1,000,000	8.20%, 01/15/2039	1,516,399
1,500,000	Campbell Soup Co 2.50%, 08/02/2022	1,413,003
1,000,000	Coca-Cola Refreshments USA Inc 7.00%, 10/01/2026	1,311,882
1,000,000	Constellation Brands Inc 7.25%, 05/15/2017	1,112,500
1,000,000	DENTSPLY International Inc 2.75%, 08/15/2016	1,028,460
1,000,000	Diageo Capital PLC 2.63%, 04/29/2023	952,384
750,000	Ingredion Inc 4.63%, 11/01/2020	803,395
1,000,000	Johnson & Johnson 4.38%, 12/05/2033	1,091,212
2,000,000	Kroger Co 3.30%, 01/15/2021	2,027,806
1,000,000	Laboratory Corp of America Holdings 2.50%, 11/01/2018	1,004,709
3,000,000	McKesson Corp 3.80%, 03/15/2024	3,025,182

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$1,000,000	Moody’s Corp 4.50%, 09/01/2022	$1,054,471
1,000,000	PepsiCo Inc 4.00%, 03/05/2042	949,742
3,000,000	Quest Diagnostics Inc 2.70%, 04/01/2019	3,014,961
1,000,000	Roche Holdings Inc(a) 2.25%, 09/30/2019	995,880
250,000	SABMiller PLC(a) 6.50%, 07/01/2016	272,971
2,000,000	Sysco Corp 3.00%, 10/02/2021	2,003,766
1,500,000	Total System Services Inc 2.38%, 06/01/2018	1,489,456
2,000,000	WM Wrigley Jr Co(a) 1.40%, 10/21/2016	2,009,986
	Wyeth LLC
1,000,000	6.45%, 02/01/2024	1,245,820
1,000,000	5.95%, 04/01/2037	1,225,781
500,000	Zoetis Inc 3.25%, 02/01/2023	488,976

		36,442,909

Energy — 2.89%
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,046,262
	BP Capital Markets PLC
2,000,000	2.24%, 09/26/2018(c)	2,006,304
1,000,000	3.81%, 02/10/2024	1,012,244
	Cameron International Corp
1,000,000	1.40%, 06/15/2017	999,235
1,000,000	5.95%, 06/01/2041	1,176,207
1,000,000	Canadian Oil Sands Ltd(a) 4.50%, 04/01/2022	1,061,505
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,265,147
1,000,000	Continental Resources Inc 4.50%, 04/15/2023	1,035,859
1,000,000	Ensco PLC 4.50%, 10/01/2024	1,003,367
500,000	EQT Corp 8.13%, 06/01/2019	612,421
1,250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016	1,354,701
1,000,000	Halliburton Co 3.50%, 08/01/2023	1,017,994
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,025,699
2,093,700	Kern River Funding Corp(a) 4.89%, 04/30/2018	2,262,025
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020	562,257
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	621,733
1,000,000	Petro-Canada 6.80%, 05/15/2038	1,314,086
	Petrobras International Finance Co
500,000	5.75%, 01/20/2020	526,105

Principal Amount		Fair Value

Energy — (continued)
$750,000	6.75%, 01/27/2041	$770,250
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	981,430
	Statoil ASA
1,600,000	3.13%, 08/17/2017	1,679,586
1,000,000	2.45%, 01/17/2023	954,356
1,000,000	Talisman Energy Inc 6.25%, 02/01/2038	1,115,582
1,000,000	Tennessee Gas Pipeline Co LLC 7.00%, 10/15/2028	1,226,475
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018	1,133,790
500,000	Transocean Inc 6.00%, 03/15/2018	539,136
	Valero Energy Corp
500,000	6.13%, 06/15/2017	558,500
500,000	7.50%, 04/15/2032	641,098

		29,503,354

Financial — 9.87%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	992,500
869,565	ALEX Alpha LLC 1.62%, 08/15/2024	837,347
1,000,000	American Express Co 8.15%, 03/19/2038	1,486,408
1,000,000	American Express Credit Corp 2.25%, 08/15/2019	993,004
500,000	Ameriprise Financial Inc 5.30%, 03/15/2020	566,337
	Bank of America Corp
1,000,000	1.25%, 01/11/2016	1,004,253
500,000	5.75%, 12/01/2017	556,351
1,000,000	2.00%, 01/11/2018	995,651
1,000,000	2.60%, 01/15/2019	998,052
1,000,000	3.30%, 01/11/2023	975,321
500,000	5.88%, 02/07/2042	599,105
	Bank of New York Mellon Corp
1,000,000	2.30%, 09/11/2019(c)	991,771
2,000,000	3.65%, 02/04/2024	2,047,730
500,000	Barclays Bank PLC 5.00%, 09/22/2016	536,740
2,437,776	BGS CTL Pass Through Trust(d) 6.36%, 06/15/2033	2,710,553
2,741,693	Caledonia Generating LLC(a) 1.95%, 02/28/2022	2,721,271
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021	1,086,944
500,000	Charles Schwab Corp 4.45%, 07/22/2020	549,568
	Citigroup Inc
1,000,000	1.30%, 04/01/2016	1,003,064
500,000	6.13%, 11/21/2017	564,053
1,000,000	8.50%, 05/22/2019	1,249,967
122,000	5.38%, 08/09/2020	138,059
500,000	6.63%, 01/15/2028	614,507

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$500,000	CME Group Index Services LLC(a) 4.40%, 03/15/2018	$540,503
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	1,048,745
2,653,806	Durrah MSN 35603 1.68%, 01/22/2025	2,548,314
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,019,040
	Ford Motor Credit Co LLC
1,000,000	1.70%, 05/09/2016	1,008,409
1,000,000	1.72%, 12/06/2017	992,950
	General Electric Capital Corp
1,500,000	1.63%, 04/02/2018	1,497,316
1,000,000	4.63%, 01/07/2021	1,102,124
1,000,000	6.75%, 03/15/2032	1,318,437
	Goldman Sachs Group Inc
1,000,000	5.75%, 10/01/2016	1,085,826
2,500,000	6.15%, 04/01/2018	2,818,900
1,000,000	6.25%, 02/01/2041	1,211,223
2,000,000	Goodman Funding Pty Ltd(a) 6.38%, 04/15/2021	2,329,662
4,000,000	Grain Spectrum Funding LLC(a) 4.00%, 10/10/2018	4,010,512
2,000,000	Harley-Davidson Financial Services Inc(a) 2.40%, 09/15/2019	2,000,633
1,000,000	HSBC Finance Corp 5.50%, 01/19/2016	1,058,480
	HSBC Holdings PLC
1,000,000	4.88%, 01/14/2022	1,112,243
1,000,000	6.10%, 01/14/2042	1,262,045
1,000,000	Hyundai Capital Services(a) 3.50%, 09/13/2017	1,043,441
	JPMorgan Chase & Co
2,000,000	6.00%, 01/15/2018	2,251,038
1,000,000	4.35%, 08/15/2021	1,068,907
1,000,000	3.20%, 01/25/2023	976,180
	KFW
4,000,000	5.13%, 03/14/2016	4,266,528
1,000,000	4.88%, 01/17/2017	1,090,173
1,000,000	4.38%, 03/15/2018	1,098,817
500,000	2.75%, 09/08/2020	516,788
2,000,000	Kimco Realty Corp 3.13%, 06/01/2023	1,921,446
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017	517,152
2,000,000	Legg Mason Inc 2.70%, 07/15/2019	2,005,932
500,000	Lincoln National Corp 6.25%, 02/15/2020	583,473
1,000,000	Markel Corp 3.63%, 03/30/2023	994,014
2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	3,568,453
1,045,000	Metropolitan Life Global Funding I(a) 3.65%, 06/14/2018	1,109,181

Principal Amount		Fair Value

Financial — (continued)
	Morgan Stanley
$500,000	6.63%, 04/01/2018	$572,612
500,000	5.63%, 09/23/2019	562,838
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	658,716
500,000	Oesterreichische Kontrollbank AG 1.75%, 10/05/2015	507,160
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020	1,138,775
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018	1,973,512
500,000	Protective Life Corp 8.45%, 10/15/2039	749,168
	Royal Bank of Canada
3,000,000	2.00%, 10/01/2018	3,023,988
2,000,000	2.15%, 03/15/2019	2,004,886
2,597,895	Santa Rosa Leasing LLC 1.47%, 11/03/2024	2,472,019
250,000	Susa Partnership LP 7.50%, 12/01/2027	321,603
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	644,152
	Toronto-Dominion Bank
1,000,000	1.40%, 04/30/2018	983,888
2,000,000	2.13%, 07/02/2019	1,981,832
1,000,000	UBS AG 4.88%, 08/04/2020	1,113,196
1,730,543	Union 13 Leasing LLC 1.68%, 12/19/2024	1,660,276
	US Bancorp
1,600,000	2.20%, 11/15/2016	1,645,894
1,000,000	3.00%, 03/15/2022	996,166
	Wells Fargo & Co
1,000,000	2.63%, 12/15/2016	1,034,634
1,000,000	3.00%, 01/22/2021	1,009,668
500,000	5.38%, 02/07/2035	575,759

		100,826,183

Industrial — 2.15%
	Amphenol Corp
1,000,000	1.55%, 09/15/2017	998,739
1,000,000	4.00%, 02/01/2022	1,047,865
2,000,000	BAE Systems Finance Inc(a) 7.50%, 07/01/2027	2,658,296
750,000	Brambles USA Inc(a) 5.35%, 04/01/2020	840,856
725,054	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	789,908
1,000,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	1,097,783
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,134,278
738,854	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	820,128

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$1,248,792	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	$1,270,233
1,000,000	Illinois Tool Works Inc 6.25%, 04/01/2019	1,167,762
500,000	Kennametal Inc 3.88%, 02/15/2022	503,630
500,000	Lennox International Inc 4.90%, 05/15/2017	524,691
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	982,701
3,000,000	Snap-on Inc 6.13%, 09/01/2021	3,493,326
945,591	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	1,119,847
411,144	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031	478,340
3,000,000	URS Corp 3.85%, 04/01/2017	3,096,333

		22,024,716

Technology — 0.59%
500,000	Computer Sciences Corp 6.50%, 03/15/2018	535,000
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	511,224
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	957,239
2,000,000	Maxim Integrated Products Inc 2.50%, 11/15/2018	2,011,544
2,000,000	Oracle Corp 2.25%, 10/08/2019	1,991,730

		6,006,737

Utilities — 1.65%
1,000,000	Atmos Energy Corp 5.50%, 06/15/2041	1,208,493
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040	1,236,887
1,250,000	Electricite de France SA(a) 6.95%, 01/26/2039	1,661,719
901,083	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	960,126
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022	1,006,547
500,000	5.40%, 11/01/2024	582,954
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	562,571
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	584,362
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	594,516

Principal Amount		Fair Value

Utilities — (continued)
$1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	$1,689,909
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	580,570
1,000,000	Oncor Electric Delivery Co LLC 7.50%, 09/01/2038	1,463,855
1,000,000	Pacific Gas & Electric Co 6.05%, 03/01/2034	1,232,613
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	552,515
325,000	PNPP II Funding Corp 8.83%, 05/30/2016	343,067
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	583,306
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,261,055
500,000	Union Electric Co 8.45%, 03/15/2039	816,934

		16,921,999

TOTAL CORPORATE BONDS AND NOTES — 27.31% (Cost $273,341,674)		$279,031,447

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
1,500,000	7.88%, 03/07/2015	1,542,750
1,500,000	6.00%, 01/17/2017	1,638,750
1,500,000	4.88%, 01/22/2021	1,594,500
	Canada Government International Bond
1,000,000	0.88%, 02/14/2017	998,407
1,000,000	1.63%, 02/27/2019	996,392
	European Investment Bank
1,000,000	5.13%, 09/13/2016	1,085,030
2,000,000	5.13%, 05/30/2017	2,212,760
1,000,000	1.00%, 06/15/2018	980,966
1,000,000	1.75%, 06/17/2019	995,002
1,000,000	2.88%, 09/15/2020(c)	1,040,474
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017(c)	2,005,124
1,000,000	7.63%, 01/19/2023	1,383,726
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,209,973
	Mexico Government International Bond
1,500,000	5.63%, 01/15/2017	1,637,250
500,000	5.13%, 01/15/2020	555,000
1,000,000	3.50%, 01/21/2021	1,013,406
1,500,000	6.75%, 09/27/2034	1,905,000
	Province of British Columbia Canada
1,000,000	2.10%, 05/18/2016	1,024,406
1,000,000	2.65%, 09/22/2021	1,015,013
1,000,000	7.25%, 09/01/2036	1,489,625
	Province of Ontario Canada
3,000,000	1.65%, 09/27/2019	2,935,179

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$1,000,000	4.40%, 04/14/2020	$1,108,240
2,000,000	3.20%, 05/16/2024(c)	2,038,424

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.17% (Cost $32,144,277)		$32,405,397

MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 28.86%
5,000,000	Federal Farm Credit Banks Funding Corp 4.88%, 01/17/2017	5,460,610
	Federal Home Loan Mortgage Corp
62,581	5.00%, 12/01/2017	66,053
68,336	5.50%, 02/01/2018	72,436
58,429	5.00%, 04/01/2018	61,678
135,958	5.00%, 08/01/2018	143,624
65,815	5.00%, 09/01/2018	69,477
289,989	4.50%, 04/01/2020	310,401
77,369	5.00%, 12/01/2020	82,822
105,635	4.00%, 01/01/2021	111,809
97,600	5.00%, 04/01/2021	104,469
44,187	5.00%, 05/01/2021	47,461
63,968	5.50%, 05/01/2021	69,853
127,487	5.50%, 06/01/2022	139,433
1,653,897	2.50%, 11/01/2022	1,693,515
28,857	5.00%, 03/01/2023	31,407
290,668	5.00%, 09/01/2024	323,016
707,431	4.50%, 10/01/2024	758,794
217,434	4.00%, 02/01/2025	231,148
1,400,661	4.00%, 05/01/2026	1,494,575
563,443	3.50%, 08/01/2026	593,362
25,948	7.50%, 05/01/2027	30,398
2,066,564	3.00%, 09/01/2027	2,127,995
2,705,368	3.00%, 02/01/2029	2,787,798
21,826	6.50%, 04/01/2029	24,679
3,838	7.50%, 08/01/2030	4,274
958,095	3.50%, 04/01/2032	997,831
217,598	6.50%, 11/01/2032	247,035
326,196	5.50%, 06/01/2033	365,311
142,065	4.50%, 08/01/2033	153,619
61,750	5.00%, 02/01/2034	68,207
1,471,495	4.00%, 05/01/2034	1,564,485
79,989	5.00%, 07/01/2034	88,404
297,782	5.00%, 09/01/2035	330,666
91,404	6.00%, 03/01/2036	103,958
52,458	6.00%, 04/01/2036	59,637
331,508	5.00%, 06/01/2036	366,544
1,691,597	6.50%, 10/01/2036	1,956,417
662,482	5.50%, 10/01/2037	742,348
70,001	5.50%, 11/01/2037	77,978
96,106	5.50%, 12/01/2037	107,221
421,638	4.50%, 06/01/2039	454,954
512,109	5.00%, 12/01/2039	569,179
1,238,076	5.00%, 02/01/2040	1,375,909
1,059,228	5.00%, 05/01/2040	1,171,813
384,281	4.50%, 07/01/2040	414,828
641,758	5.00%, 08/01/2040	709,837
899,297	4.00%, 10/01/2040	948,078

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$873,851	4.00%, 11/01/2040	$921,253
3,427,146	4.00%, 02/01/2041	3,620,468
697,124	4.00%, 04/01/2041	734,939
839,038	4.50%, 06/01/2041	905,852
1,144,603	4.50%, 07/01/2041	1,235,753
1,645,700	3.50%, 11/01/2041	1,681,772
1,428,734	3.50%, 02/01/2042	1,460,050
1,659,338	3.50%, 03/01/2042	1,695,709
944,972	3.50%, 06/01/2042	965,684
1,192,010	3.50%, 07/01/2042	1,218,138
1,955,559	3.50%, 08/01/2042	1,998,423
1,761,793	3.00%, 09/01/2042	1,739,413
1,793,938	3.00%, 11/01/2042	1,773,672
1,660,139	3.50%, 11/01/2042	1,696,527
4,376,420	3.00%, 12/01/2042	4,326,978
1,242,518	3.00%, 08/01/2043	1,228,481
3,847,841	3.00%, 09/01/2043	3,804,371
1,402,056	4.50%, 09/01/2043	1,515,709
1,029,545	4.00%, 10/01/2043	1,085,392
1,905,186	3.50%, 11/01/2043	1,946,945
2,854,644	4.00%, 11/01/2043	3,017,529
2,462,617	4.00%, 12/01/2043	2,596,199
1,928,474	4.00%, 01/01/2044	2,033,082
3,060,696	3.50%, 05/01/2044	3,127,782
1,970,291	4.00%, 05/01/2044	2,077,167
	Federal National Mortgage Association
43,944	6.00%, 07/01/2017	46,020
3,500,000	0.88%, 12/20/2017(c)	3,456,212
38,254	5.00%, 06/01/2018	40,422
96,166	4.00%, 04/01/2019	101,876
37,683	5.00%, 10/01/2020	40,166
27,756	8.00%, 11/01/2022	30,449
756,250	4.50%, 05/01/2024	806,954
265,683	4.00%, 02/01/2025	283,619
925,255	4.00%, 01/01/2026	987,740
2,345,878	3.50%, 03/01/2026	2,471,317
1,136,488	3.00%, 12/01/2026	1,174,547
2,701,762	3.00%, 04/01/2027	2,792,319
2,353,580	2.50%, 09/01/2027	2,374,494
1,822,974	3.00%, 09/01/2027	1,884,085
2,945,114	2.50%, 02/01/2028	2,979,502
4,414,008	2.50%, 06/01/2028	4,465,559
121,650	6.00%, 01/01/2029	140,516
972,555	4.00%, 09/01/2030	1,039,825
148,767	8.00%, 10/01/2030	173,020
2,391,576	3.50%, 01/01/2031	2,495,402
2,731,854	4.50%, 08/01/2031	2,975,202
846,887	3.50%, 01/01/2032	883,695
135,141	6.50%, 06/01/2032	153,917
85,393	7.00%, 07/01/2032	99,650
178,333	6.50%, 08/01/2032	202,721
1,686,551	3.00%, 09/01/2032	1,718,832
1,060,288	5.50%, 03/01/2033	1,189,831
141,670	5.50%, 05/01/2033	160,268
152,018	5.00%, 09/01/2033	168,166
1,106,891	3.50%, 10/01/2033	1,153,315
417,670	5.00%, 12/01/2033	462,109
122,151	5.50%, 01/01/2034	136,997
932,825	4.00%, 02/01/2034	992,903

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$2,446,456	3.00%, 03/01/2034	$2,484,205
619,791	5.50%, 03/01/2034	701,670
638,449	5.50%, 05/01/2034	715,086
184,803	5.50%, 02/01/2035	207,314
307,913	6.00%, 02/01/2035	350,318
3,274,603	4.00%, 05/01/2035	3,455,616
49,680	5.00%, 07/01/2035	54,888
441,135	5.00%, 09/01/2035	487,756
486,019	5.00%, 10/01/2035	537,421
216,926	6.00%, 10/01/2035	246,563
383,495	5.50%, 11/01/2035	429,168
93,066	6.00%, 11/01/2035	105,641
113,801	6.00%, 12/01/2035	130,161
1,849,813	5.50%, 03/01/2036	2,068,572
197,832	5.50%, 04/01/2036	221,218
829,958	6.00%, 04/01/2036	941,095
471,613	5.50%, 05/01/2036	527,944
1,447,118	6.00%, 06/01/2036	1,641,728
61,313	6.50%, 08/01/2036	72,751
336,324	5.50%, 10/01/2036	377,513
297,133	5.50%, 11/01/2036	331,856
3,457,764	6.00%, 12/01/2036	3,933,470
199,307	5.00%, 07/01/2037	220,416
1,822,723	5.50%, 01/01/2038	2,029,487
979,861	6.00%, 03/01/2038	1,110,470
428,500	5.50%, 07/01/2038	481,371
561,386	4.50%, 05/01/2039	610,671
243,697	6.00%, 05/01/2039	277,231
1,800,118	4.50%, 08/01/2039	1,959,926
2,059,048	5.00%, 08/01/2039	2,292,734
1,387,544	5.00%, 12/01/2039	1,553,031
808,273	4.50%, 03/01/2040	880,287
966,965	4.50%, 06/01/2040	1,045,780
1,211,222	5.00%, 06/01/2040	1,348,779
658,366	4.50%, 08/01/2040	715,351
1,879,242	4.50%, 09/01/2040	2,042,067
2,239,526	4.50%, 11/01/2040	2,428,079
865,855	5.00%, 11/01/2040	962,781
676,486	5.00%, 01/01/2041	758,471
4,641,366	4.00%, 02/01/2041	4,901,812
6,074,773	4.50%, 03/01/2041	6,594,256
927,862	4.50%, 10/01/2041	1,008,366
850,635	4.00%, 11/01/2041	897,656
3,124,120	3.50%, 12/01/2041	3,199,160
2,152,850	4.00%, 12/01/2041	2,277,620
1,613,134	4.00%, 01/01/2042	1,702,305
2,007,664	4.50%, 01/01/2042	2,171,218
2,093,417	4.00%, 02/01/2042	2,209,136
835,159	3.50%, 08/01/2042	855,221
8,861,293	3.00%, 09/01/2042	8,758,297
1,961,894	3.50%, 09/01/2042	1,989,058
1,654,711	3.50%, 10/01/2042	1,694,546
4,047,537	3.00%, 12/01/2042	3,998,769
2,938,452	3.00%, 02/01/2043	2,903,642
1,978,918	3.50%, 02/01/2043	2,026,311
5,875,797	3.00%, 03/01/2043	5,784,984
2,828,022	3.50%, 03/01/2043	2,895,155
4,447,201	3.50%, 05/01/2043	4,551,865
237,520	4.00%, 06/01/2043	251,233
2,579,212	3.00%, 08/01/2043	2,546,144

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$3,711,580	3.50%, 08/01/2043	$3,795,541
949,645	3.00%, 09/01/2043	938,197
931,876	3.50%, 09/01/2043	944,750
3,345,160	4.00%, 10/01/2043	3,544,503
3,118,216	4.00%, 12/01/2043	3,299,226
7,295,106	4.50%, 01/01/2044	7,903,703
3,499,315	5.00%, 01/01/2044	3,884,602
2,470,152	3.50%, 06/01/2044	2,533,461
1,491,202	4.00%, 08/01/2044	1,583,804
4,000,000	4.00%, 10/01/2044	4,221,808
	Government National Mortgage Association
7,193	9.00%, 01/15/2017	7,609
107,269	5.00%, 09/15/2018	113,878
9,895	9.00%, 04/15/2021	10,812
26,813	7.00%, 07/15/2025	30,359
15,292	7.50%, 12/15/2025	17,046
438,188	3.50%, 02/15/2026	464,388
347,866	4.00%, 04/20/2026	370,405
736,678	3.50%, 11/20/2026	777,949
608,150	3.50%, 01/15/2027	644,797
3,584,452	2.50%, 04/15/2027	3,669,551
700,759	3.00%, 06/20/2027	730,755
555,186	5.00%, 11/15/2033	616,865
115,028	5.50%, 12/15/2035	128,646
163,053	5.00%, 12/20/2035	180,948
279,328	6.00%, 01/20/2036	314,982
357,800	5.50%, 02/20/2036	406,224
146,407	5.50%, 04/15/2037	163,433
1,073,780	4.50%, 03/15/2039	1,166,054
2,083,845	5.00%, 06/15/2039	2,313,330
1,486,103	4.50%, 01/20/2040	1,617,531
2,103,959	4.00%, 05/20/2040	2,237,350
1,145,555	4.00%, 07/15/2040	1,217,449
799,619	4.50%, 07/20/2040	871,642
377,814	5.50%, 07/20/2040	429,192
707,870	4.50%, 09/20/2040	771,883
2,010,284	4.00%, 10/15/2040	2,149,705
1,238,628	4.00%, 08/15/2041	1,316,362
988,077	4.00%, 09/15/2041	1,050,087
234,268	4.50%, 12/20/2041	254,978
3,428,672	3.50%, 06/15/2042	3,549,746
3,432,218	3.50%, 06/20/2042	3,554,358
4,170,879	3.50%, 08/15/2042	4,318,161
1,733,976	3.00%, 10/15/2042	1,749,299
2,180,940	3.00%, 02/15/2043	2,200,212
2,681,278	3.00%, 04/20/2043	2,679,353

TOTAL MORTGAGE-BACKED SECURITIES — 28.86% (Cost $293,509,666)		$294,904,858

MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Utility System Revenue 3.83%, 05/15/2028	2,082,360
500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	632,220

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Municipal Bonds and Notes — (continued)
$1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	$1,108,610

TOTAL MUNICIPAL BONDS AND NOTES — 0.37% (Cost $3,497,891)		$3,823,190

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
2,500,000	0.50%, 11/20/2015	2,506,650
1,250,000	4.75%, 12/16/2016	1,359,599
500,000	3.38%, 06/12/2020	533,266
	Federal Home Loan Mortgage Corp
500,000	5.25%, 04/18/2016	536,793
1,250,000	5.50%, 07/18/2016(c)	1,357,364
500,000	2.38%, 01/13/2022(c)	497,109
2,700,000	Federal National Mortgage Association 5.00%, 05/11/2017	2,980,481
500,000	Resolution Funding Corp 9.38%, 10/15/2020	694,977
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(c)	1,650,392
1,260,000	7.13%, 05/01/2030	1,788,845

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.36% (Cost $13,534,275)		$13,905,476

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,000,000	0.25%, 09/30/2015(c)	3,003,516
1,000,000	0.38%, 11/15/2015	1,002,031
4,500,000	1.38%, 11/30/2015	4,560,998
3,700,000	2.13%, 12/31/2015	3,786,573
5,650,000	0.38%, 02/15/2016(c)	5,657,062
4,050,000	0.38%, 03/15/2016	4,051,899
6,250,000	0.38%, 03/31/2016	6,251,462
5,600,000	0.38%, 04/30/2016	5,597,810
6,600,000	2.00%, 04/30/2016(c)	6,765,257
5,000,000	0.38%, 05/31/2016	4,994,920
3,750,000	1.75%, 05/31/2016	3,831,154
5,000,000	3.25%, 05/31/2016	5,232,225
4,000,000	0.50%, 06/15/2016	4,003,752
5,500,000	0.50%, 06/30/2016	5,503,223
5,750,000	3.25%, 06/30/2016	6,026,046
6,200,000	0.63%, 07/15/2016	6,214,291
5,000,000	0.50%, 07/31/2016(c)	5,000,585
6,000,000	3.25%, 07/31/2016	6,297,654
4,800,000	4.88%, 08/15/2016	5,184,187
4,500,000	0.50%, 08/31/2016(c)	4,495,428
5,250,000	1.00%, 08/31/2016	5,292,656
3,000,000	0.88%, 09/15/2016	3,016,290
3,900,000	1.00%, 10/31/2016	3,927,725
7,600,000	3.13%, 10/31/2016	7,987,129
1,600,000	0.88%, 11/30/2016	1,605,875
5,000,000	0.88%, 12/31/2016	5,013,280
5,700,000	3.25%, 12/31/2016	6,017,507
4,500,000	0.88%, 02/28/2017(c)	4,504,572

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$7,500,000	0.88%, 04/30/2017	$7,492,380
2,000,000	0.63%, 05/31/2017	1,982,656
4,275,000	2.75%, 05/31/2017	4,476,391
2,800,000	2.50%, 06/30/2017	2,914,626
4,300,000	2.38%, 07/31/2017	4,459,908
4,200,000	4.75%, 08/15/2017	4,639,030
6,750,000	1.88%, 08/31/2017	6,906,620
3,500,000	1.88%, 09/30/2017	3,577,931
6,000,000	0.75%, 10/31/2017	5,924,064
3,500,000	1.88%, 10/31/2017	3,576,563
4,000,000	0.75%, 12/31/2017	3,936,248
2,250,000	0.75%, 03/31/2018	2,203,594
3,000,000	0.63%, 04/30/2018	2,921,016
1,800,000	2.63%, 04/30/2018	1,878,890
3,550,000	2.38%, 06/30/2018(c)	3,669,813
6,350,000	1.50%, 08/31/2018	6,347,022
4,500,000	1.38%, 12/31/2018	4,453,947
3,000,000	1.25%, 01/31/2019	2,949,609
3,000,000	1.38%, 02/28/2019	2,961,564
2,750,000	3.13%, 05/15/2019	2,922,090
3,500,000	1.13%, 05/31/2019	3,404,023
4,550,000	1.00%, 08/31/2019	4,378,310
4,500,000	1.63%, 08/31/2019(c)	4,469,063
4,000,000	1.75%, 09/30/2019	3,994,688
4,100,000	1.25%, 10/31/2019	3,988,209
3,870,000	3.63%, 02/15/2020	4,218,602
1,000,000	1.13%, 04/30/2020(c)	956,562
4,175,000	3.50%, 05/15/2020	4,524,656
2,400,000	2.63%, 08/15/2020	2,481,000
3,000,000	2.63%, 11/15/2020	3,093,750
3,800,000	3.13%, 05/15/2021	4,026,814
3,250,000	8.13%, 05/15/2021	4,462,656
5,000,000	2.00%, 05/31/2021	4,942,190
1,700,000	2.13%, 08/15/2021(c)	1,691,500
1,000,000	2.00%, 11/15/2021	984,453
2,650,000	8.00%, 11/15/2021	3,666,938
5,700,000	1.63%, 08/15/2022	5,412,327
1,450,000	7.25%, 08/15/2022	1,972,339
2,500,000	1.63%, 11/15/2022	2,362,695
2,500,000	1.75%, 05/15/2023	2,369,530
3,000,000	2.50%, 08/15/2023	3,017,814
1,800,000	6.25%, 08/15/2023	2,355,750
4,000,000	2.38%, 08/15/2024(c)	3,953,750
300,000	7.50%, 11/15/2024(c)	435,188
1,800,000	6.88%, 08/15/2025	2,541,375
1,100,000	6.38%, 08/15/2027	1,538,797
2,500,000	5.50%, 08/15/2028	3,281,250
2,000,000	5.25%, 11/15/2028(c)	2,573,124
1,200,000	6.13%, 08/15/2029	1,681,313
500,000	5.38%, 02/15/2031	661,797
4,950,000	4.50%, 02/15/2036	6,109,384
3,200,000	4.75%, 02/15/2037	4,088,000
1,500,000	4.38%, 02/15/2038	1,820,859
1,750,000	4.50%, 05/15/2038	2,163,711
2,300,000	3.50%, 02/15/2039	2,446,984
3,200,000	4.38%, 11/15/2039	3,904,499
3,500,000	4.63%, 02/15/2040	4,432,967
3,775,000	4.38%, 05/15/2040	4,616,115
6,150,000	3.88%, 08/15/2040	6,961,991
4,500,000	3.13%, 11/15/2041(c)	4,463,438

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. Treasury Bonds and Notes — (continued)
$7,450,000	2.75%, 08/15/2042	$6,826,062
3,000,000	3.63%, 02/15/2044	3,241,875
2,000,000	3.38%, 05/15/2044	2,065,000
3,000,000	3.13%, 08/15/2044(c)	2,952,186

TOTAL U.S. TREASURY BONDS AND NOTES — 35.28% (Cost $357,756,506)		$360,552,603

SHORT TERM INVESTMENTS
Repurchase Agreements — 6.05%
13,225,000	Repurchase agreement (principal amount/value $13,225,000 with a maturity value of $13,225,000) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14, to be repurchased at $13,225,000 on 10/1/14, collateralized by a Federal Home Loan Bank security, 0.20%, 9/25/15, with a value of $13,492,946.	13,225,000

11,531,350	Undivided interest of 12.57% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $11,531,350 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (e)	11,531,350

11,531,351	Undivided interest of 15.39% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $11,531,351 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (e)	11,531,351

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$11,531,351	Undivided interest of 19.36% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $11,531,351 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (e)	$11,531,351

2,427,592	Undivided interest of 21.77% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $2,427,592 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (e)(f)	2,427,592

11,531,351	Undivided interest of 51.43% in a repurchase agreement (principal amount/value $22,419,694 with a maturity value of $22,419,700) with JP Morgan Securities, 0.01%, dated 9/30/14 to be repurchased at $11,531,351 on 10/1/14 collateralized by Federal National Mortgage Association securities, 2.00% - 3.87%, 2/1/33 - 3/1/44, with a value of $22,868,135. (e)	11,531,351

TOTAL SHORT TERM INVESTMENTS — 6.05% (Cost $61,777,995)		$61,777,995

TOTAL INVESTMENTS — 105.41% (Cost $1,066,028,931)		$1,077,120,958

OTHER ASSETS & LIABILITIES, NET — (5.41)%		$(55,264,718)

TOTAL NET ASSETS — 100.00%		$1,021,856,240

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2014, the aggregate cost and fair value of 144A securities was $58,890,627 and $60,558,863, respectively, representing 5.93% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.
(c)	All or a portion of the security is on loan at September 30, 2014.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	The rate of the repurchase agreement was less than 0.01%.

At September 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009 - 12/09/2013	$2,577,197	$2,710,553	0.27%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Corporate Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

  September 30, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $1,066,122,459. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $18,101,059 and gross depreciation of investments in which there was an excess of tax cost over value of $7,102,560 resulting in net appreciation of $10,998,499.

  September 30, 2014

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $47,540,491 and received collateral of $48,552,995 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 4.75%
$875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09%, 02/08/2019		$	873,174
3,500,000	Citigroup Commercial Mortgage Trust(a) Series 2013-GC11, Class B 3.73%, 04/10/2046			3,444,910
1,500,000	COMM Mortgage Trust Series 2013-LC6, Class B 3.74%, 01/10/2046			1,485,651
2,650,000	Series 2013-CR8, Class B 4.10%, 06/10/2046(a)(b)			2,679,566
450,000	Commercial Mortgage Pass Through Certificates(a) Series 2014-LC17, Class B 4.49%, 10/10/2047			467,368
1,200,000	Discover Card Execution Note Trust(a) Series 2012-B3, Class B3 0.60%, 05/15/2018			1,201,698
5,625,000	FREMF Mortgage Trust(a)(b) Series 2013-K25, Class B 3.74%, 11/25/2045			5,545,783
675,000	GS Mortgage Securities Trust Series 2014-GC24, Class B 4.51%, 05/10/2045			699,888
2,325,000	Series 2012-GCJ7, Class B 4.74%, 05/10/2045			2,494,902
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class A4 4.05%, 04/15/2047			1,049,768
175,000	Santander Drive Auto Receivables Trust Series 2013-1, Class D 2.27%, 01/15/2019			175,378
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6, Class B 3.88%, 04/10/2046			2,440,522

TOTAL ASSET-BACKED SECURITIES — 4.75% (Cost $22,810,214)		$		22,558,608

CORPORATE BONDS AND NOTES
Basic Materials — 2.74%
384,000	Albemarle Corp 5.10%, 02/01/2015			389,435
1,000,000	Alcoa Inc 5.87%, 02/23/2022			1,067,272
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017			229,285
250,000	4.45%, 09/27/2020			259,871
	AngloGold Ashanti Holdings PLC
2,300,000	8.50%, 07/30/2020			2,531,380
35,000	5.13%, 08/01/2022			33,767
700,000	ArcelorMittal 6.75%, 02/25/2022			751,625

Principal Amount			Fair Value

Basic Materials — (continued)
$700,000	7.25%, 03/01/2041	$	701,750
100,000	Ashland Inc 4.75%, 08/15/2022		97,500
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021		215,969
600,000	4.45%, 03/01/2023		615,796
	Clearwater Paper Corp
50,000	4.50%, 02/01/2023		47,750
125,000	5.38%, 02/01/2025(b)		123,438
75,000	Compass Minerals International Inc(b) 4.88%, 07/15/2024		71,625
200,000	Corp Nacional del Cobre de Chile(b) 4.25%, 07/17/2042		179,805
125,000	Eagle Spinco Inc 4.63%, 02/15/2021		120,000
250,000	Gold Fields Orogen Holding BVI Ltd(b) 4.88%, 10/07/2020		222,500
125,000	Hexion US Finance Corp 6.63%, 04/15/2020		125,625
150,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC 8.88%, 02/01/2018		152,812
200,000	Huntsman International LLC 4.88%, 11/15/2020		197,000
250,000	Incitec Pivot Finance LLC(b) 6.00%, 12/10/2019		281,088
200,000	Metinvest BV 8.75%, 02/14/2018		134,000
400,000	Polyus Gold International Ltd(b) 5.63%, 04/29/2020		384,000
155,000	Praxair Inc 4.63%, 03/30/2015		158,268
1,325,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023		1,362,150
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018		115,769
500,000	Rio Tinto Finance USA PLC 2.25%, 12/14/2018		502,031
58,000	Rohm & Haas Co 6.00%, 09/15/2017		64,872
	RPM International Inc
225,000	6.50%, 02/15/2018		254,842
110,000	6.13%, 10/15/2019		125,586
200,000	Samarco Mineracao SA(b) 4.13%, 11/01/2022		186,240
225,000	Signode Industrial Group Lux SA/Signode Industrial Group US Inc(b) 6.38%, 05/01/2022		216,000
	Southern Copper Corp
500,000	3.50%, 11/08/2022		481,765
250,000	6.75%, 04/16/2040		277,920
	Steel Dynamics Inc
50,000	5.13%, 10/01/2021(b)		50,750
50,000	5.25%, 04/15/2023		50,375

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Basic Materials — (continued)
$200,000	U.S. Coatings Acquisition Inc / Axalta Coating Systems Dutch Holding BV(b) 7.38%, 05/01/2021	$214,500
50,000	WR Grace & Co-Conn(b) 5.63%, 10/01/2024	51,250

		13,045,611

Communications — 7.02%
1,150,000	21st Century Fox America Inc 8.00%, 10/17/2016	1,306,855
200,000	Altice SA(b) 7.75%, 05/15/2022	206,500
200,000	AMC Networks Inc 4.75%, 12/15/2022	197,500
250,000	America Movil SAB de CV 5.75%, 01/15/2015	253,487
600,000	AT&T Inc 4.80%, 06/15/2044	591,157
575,000	British Sky Broadcasting Group PLC(b) 3.75%, 09/16/2024	573,676
500,000	CBS Corp 4.90%, 08/15/2044	494,239
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(b)
50,000	5.25%, 02/15/2022	49,938
50,000	5.63%, 02/15/2024	50,125
	CCO Holdings LLC / CCO Holdings Capital Corp
125,000	6.63%, 01/31/2022	131,250
150,000	5.13%, 02/15/2023	144,000
125,000	5.75%, 09/01/2023	124,375
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020	77,156
150,000	5.13%, 12/15/2021	143,438
400,000	Cisco Systems Inc 3.15%, 03/14/2017	419,508
275,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	281,187
175,000	CommScope Holding Co Inc(b) 6.63%, 06/01/2020	180,250
50,000	CommScope Inc(b) 5.50%, 06/15/2024	49,125
800,000	Corning Inc 4.75%, 03/15/2042	846,439
112,000	COX Communications Inc 5.45%, 12/15/2014	113,100
150,000	Crown Media Holdings Inc 10.50%, 07/15/2019	163,875
150,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	153,750
200,000	Digicel Group Ltd(b) 8.25%, 09/30/2020	206,020

Principal Amount		Fair Value

Communications — (continued)
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
$500,000	5.00%, 03/01/2021	$553,680
500,000	5.15%, 03/15/2042	505,571
250,000	Discovery Communications LLC 5.05%, 06/01/2020	277,234
	DISH DBS Corp
100,000	5.13%, 05/01/2020	99,750
175,000	5.88%, 07/15/2022	178,500
100,000	Entercom Radio LLC 10.50%, 12/01/2019	109,500
2,050,000	Expedia Inc 5.95%, 08/15/2020	2,308,304
175,000	Expo Event Transco Inc(b) 9.00%, 06/15/2021	180,250
	Gannett Co Inc(b)
50,000	4.88%, 09/15/2021	48,375
150,000	6.38%, 10/15/2023	156,000
125,000	Gray Television Inc 7.50%, 10/01/2020	127,813
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	301,695
130,000	8.50%, 03/11/2032	177,412
200,000	5.00%, 05/13/2045	197,578
500,000	Historic TW Inc 6.88%, 06/15/2018	584,002
175,000	IAC/InterActiveCorp 4.75%, 12/15/2022	168,000
175,000	iHeartCommunications Inc 9.00%, 03/01/2021	174,125
100,000	Inmarsat Finance PLC(b) 4.88%, 05/15/2022	97,750
75,000	Intelsat Jackson Holdings SA 7.50%, 04/01/2021	80,063
150,000	6.63%, 12/15/2022	151,500
175,000	5.50%, 08/01/2023	167,125
150,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	156,375
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,945,609
400,000	Juniper Networks Inc 4.50%, 03/15/2024	412,177
75,000	Lamar Media Corp 5.00%, 05/01/2023	72,188
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020	158,063
100,000	8.63%, 07/15/2020	108,250
100,000	MetroPCS Wireless Inc 7.88%, 09/01/2018	103,950
225,000	Nielsen Finance LLC / Nielsen Finance Co 4.50%, 10/01/2020	217,687
200,000	Numericable Group SA(b) 6.00%, 05/15/2022	201,500
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,014,713
200,000	Ooredoo International Finance Ltd(b) 4.75%, 02/16/2021	213,760

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
$100,000	Radio One Inc(b) 9.25%, 02/15/2020	$99,750
100,000	Sinclair Television Group Inc(b) 5.63%, 08/01/2024	96,250
	Sirius XM Radio Inc(b)
250,000	4.63%, 05/15/2023	232,500
75,000	6.00%, 07/15/2024	76,125
200,000	Sprint Capital Corp 6.88%, 11/15/2028	191,000
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)	109,375
225,000	6.00%, 11/15/2022	218,250
100,000	Sprint Corp(b) 7.13%, 06/15/2024	100,750
175,000	Syniverse Holdings Inc 9.13%, 01/15/2019	183,750
	T-Mobile USA Inc
75,000	6.13%, 01/15/2022	75,375
50,000	6.73%, 04/28/2022	51,125
150,000	6.63%, 04/01/2023	153,375
50,000	6.50%, 01/15/2024	50,625
50,000	6.38%, 03/01/2025	49,875
1,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	1,565,446
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	380,019
	Time Warner Cable Inc
2,230,000	5.00%, 02/01/2020	2,478,079
750,000	5.50%, 09/01/2041	844,260
1,300,000	Time Warner Inc 6.25%, 03/29/2041	1,533,035
175,000	Townsquare Radio LLC / Townsquare Radio Inc(b) 9.00%, 04/01/2019	188,563
100,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(b) 5.50%, 01/15/2023	101,000
50,000	VeriSign Inc 4.63%, 05/01/2023	48,250
	Verizon Communications Inc
2,300,000	5.15%, 09/15/2023	2,546,949
450,000	4.15%, 03/15/2024	464,647
	Viacom Inc
750,000	2.50%, 12/15/2016	770,293
500,000	2.50%, 09/01/2018	506,284
760,000	3.88%, 04/01/2024	756,844
100,000	Virgin Media Finance PLC(b) 6.38%, 04/15/2023	103,250
180,000	Walt Disney Co 3.75%, 06/01/2021	192,152
	WPP Finance 2010
650,000	5.13%, 09/07/2042	664,688
500,000	5.63%, 11/15/2043	543,238

		33,380,571

Principal Amount		Fair Value

Consumer, Cyclical — 3.78%
$175,000	1011778 BC Unlimited Liability Company / New Red Finance Inc(b) 6.00%, 04/01/2022	$173,906
1,000,000	Advance Auto Parts Inc 4.50%, 12/01/2023	1,044,195
175,000	Affinia Group Inc 7.75%, 05/01/2021	179,812
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	51,000
75,000	Allison Transmission Inc(b) 7.13%, 05/15/2019	78,563
	American Axle & Manufacturing Inc
50,000	7.75%, 11/15/2019	56,000
125,000	6.25%, 03/15/2021	130,000
50,000	6.63%, 10/15/2022	52,625
100,000	American Builders & Contractors Supply Co Inc(b) 5.63%, 04/15/2021	98,000
800,000	Bed Bath & Beyond Inc 5.17%, 08/01/2044	783,327
1,000,000	Carnival Corp 3.95%, 10/15/2020	1,046,915
200,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp 5.25%, 03/15/2021	197,000
50,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b) 9.25%, 02/01/2020	47,000
75,000	Choice Hotels International Inc 5.75%, 07/01/2022	79,875
50,000	Churchill Downs Inc(b) 5.38%, 12/15/2021	50,125
50,000	Cinemark USA Inc 5.13%, 12/15/2022	49,125
	Daimler Finance North America LLC(b)
750,000	2.95%, 01/11/2017	776,191
2,000,000	1.88%, 01/11/2018	1,997,966
25,000	Exide Technologies(c)(d) 8.63%, 02/01/2018	6,250
	Ferrellgas LP / Ferrellgas Finance Corp
50,000	6.50%, 05/01/2021	48,875
50,000	6.75%, 01/15/2022	48,750
1,225,000	Ford Motor Co 4.75%, 01/15/2043	1,226,024
	GLP Capital LP / GLP Financing II Inc
100,000	4.88%, 11/01/2020	101,969
50,000	5.38%, 11/01/2023	51,000
125,000	Hillman Group Inc(b) 6.38%, 07/15/2022	120,938
50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(b) 5.63%, 10/15/2021	51,500
1,700,000	Hyundai Capital America(b) 2.88%, 08/09/2018	1,741,390

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$125,000	International Automotive Components Group SA(b) 9.13%, 06/01/2018	$131,875
75,000	Jo-Ann Stores Holdings Inc(b) 9.75%, 10/15/2019	69,750
100,000	Jo-Ann Stores Inc(b) 8.13%, 03/15/2019	95,000
175,000	L Brands Inc 5.63%, 02/15/2022	182,437
200,000	Lear Corp 4.75%, 01/15/2023	197,500
500,000	Magna International Inc 3.63%, 06/15/2024	496,835
325,000	Marriott International Inc 3.00%, 03/01/2019	332,792
300,000	Metalsa SA de CV(b) 4.90%, 04/24/2023	291,000
	MGM Resorts International
200,000	6.75%, 10/01/2020	213,000
100,000	7.75%, 03/15/2022	111,250
97,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(b) 7.50%, 08/01/2018	98,698
100,000	Michaels Stores Inc(b) 5.88%, 12/15/2020	99,500
125,000	Mohegan Tribal Gaming Authority 9.75%, 09/01/2021	126,406
	Neiman Marcus Group LTD LLC(b)
50,000	8.00%, 10/15/2021	52,000
100,000	8.75%, 10/15/2021	105,250
175,000	New Academy Finance Co LLC / New Academy Finance Corp(b) 8.00%, 06/15/2018	174,563
1,000,000	Nissan Motor Acceptance Corp(b) 1.95%, 09/12/2017	1,010,049
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	104,250
125,000	Party City Holdings Inc 8.88%, 08/01/2020	135,000
225,000	PC Nextco Holdings LLC / PC Nextco Finance Inc 8.75%, 08/15/2019	226,125
150,000	Penn National Gaming Inc 5.88%, 11/01/2021	138,375
100,000	Petco Animal Supplies Inc(b) 9.25%, 12/01/2018	105,250
125,000	Petco Holdings Inc(b) 8.50%, 10/15/2017	126,875
	Pinnacle Entertainment Inc
125,000	6.38%, 08/01/2021	130,625
100,000	7.75%, 04/01/2022	108,750
50,000	Regal Entertainment Group 5.75%, 03/15/2022	50,125
96,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b) 9.50%, 06/15/2019	102,720

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
	Sally Holdings LLC / Sally Capital Inc
$100,000	6.88%, 11/15/2019	$106,000
50,000	5.75%, 06/01/2022	51,000
200,000	Schaeffler Holding Finance BV(b) 6.88%, 08/15/2018	208,000
200,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b) 5.88%, 05/15/2021	193,000
15,000	Seminole Tribe of Florida Inc(b) 7.80%, 10/01/2020	16,125
200,000	Serta Simmons Holdings LLC(b) 8.13%, 10/01/2020	211,000
175,000	Six Flags Entertainment Corp(b) 5.25%, 01/15/2021	169,750
100,000	Springs Industries Inc 6.25%, 06/01/2021	98,000
125,000	Stackpole International Intermediate / Stackpole International Powder / Stackpole(b) 7.75%, 10/15/2021	125,625
125,000	Station Casinos LLC 7.50%, 03/01/2021	130,313
	Suburban Propane Partners LP/Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	66,780
100,000	5.50%, 06/01/2024	95,500
200,000	UCI International Inc 8.63%, 02/15/2019	192,940
600,000	Volkswagen International Finance NV(b) 2.38%, 03/22/2017	615,666
125,000	VWR Funding Inc 7.25%, 09/15/2017	130,156
150,000	Wal-Mart Stores Inc 5.63%, 04/15/2041	181,698
50,000	Wolverine World Wide Inc 6.13%, 10/15/2020	52,250

		17,948,124

Consumer, Non-cyclical — 4.23%
34,000	Altria Group Inc 9.25%, 08/06/2019	44,261
1,100,000	4.00%, 01/31/2024	1,122,488
75,000	Amsurg Corp(b) 5.63%, 07/15/2022	74,250
175,000	Anna Merger Sub Inc(b) 7.75%, 10/01/2022	175,875
250,000	Aramark Services Inc 5.75%, 03/15/2020	256,250
146,000	Big Heart Pet Brands 7.63%, 02/15/2019	144,905
	Biomet Inc
100,000	6.50%, 08/01/2020	106,000
175,000	6.50%, 10/01/2020	183,750

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$50,000	Catamaran Corp 4.75%, 03/15/2021	$48,094
	CHS/Community Health Systems Inc(b)
100,000	5.13%, 08/01/2021	99,750
125,000	6.88%, 02/01/2022	130,000
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	325,701
100,000	CoreLogic Inc 7.25%, 06/01/2021	105,000
125,000	Corp Lindley SA(b) 4.63%, 04/12/2023	120,625
300,000	Crimson Merger Sub Inc(b) 6.63%, 05/15/2022	273,375
	DaVita HealthCare Partners Inc
150,000	5.75%, 08/15/2022	155,437
50,000	5.13%, 07/15/2024	49,125
125,000	DJO Finance LLC / DJO Finance Corp 7.75%, 04/15/2018	125,625
100,000	DP World Ltd(b) 6.85%, 07/02/2037	112,130
300,000	Eli Lilly & Co 5.20%, 03/15/2017	329,161
175,000	Envision Healthcare Corp(b) 5.13%, 07/01/2022	172,375
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	283,282
700,000	5.25%, 10/01/2020	789,060
100,000	First Quality Finance Co Inc(b) 4.63%, 05/15/2021	93,250
150,000	Fomento Economico Mexicano SAB de CV 2.88%, 05/10/2023	139,557
150,000	Garda World Security Corp(b) 7.25%, 11/15/2021	149,250
500,000	Gilead Sciences Inc 3.70%, 04/01/2024	510,719
200,000	Grifols Worldwide Operations Ltd(b) 5.25%, 04/01/2022	197,500
30,000	Gruma SAB de CV(e) 7.75%, Perpetual	30,450
	Grupo Bimbo SAB de CV(b)
110,000	4.50%, 01/25/2022	114,950
400,000	4.88%, 06/27/2044	386,952
425,000	HCA Holdings Inc 6.25%, 02/15/2021	444,125
125,000	HCA Inc 7.50%, 02/15/2022	140,625
275,000	5.88%, 03/15/2022	289,094
175,000	Hearthside Group Holdings LLC/Hearthside Finance Co(b) 6.50%, 05/01/2022	170,187
225,000	Heinz (HJ) Co 4.25%, 10/15/2020	223,594
200,000	Hertz Corp 6.75%, 04/15/2019	206,250
125,000	Hologic Inc 6.25%, 08/01/2020	128,750

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$125,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	$130,938
100,000	Igloo Holdings Corp(b) 8.25%, 12/15/2017	101,750
175,000	Interactive Data Corp(b) 5.88%, 04/15/2019	172,375
200,000	Jaguar Holding Co I(b) 9.38%, 10/15/2017	202,000
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b) 9.50%, 12/01/2019	107,250
100,000	JBS Finance II Ltd 8.25%, 01/29/2018	104,750
2,100,000	Kerry Group Financial Services(b) 3.20%, 04/09/2023	2,022,722
145,000	Laboratory Corp of America Holdings 3.75%, 08/23/2022	146,657
100,000	Lender Processing Services Inc 5.75%, 04/15/2023	104,500
100,000	LifePoint Hospitals Inc 5.50%, 12/01/2021	101,250
50,000	Light Tower Rentals Inc(b) 8.13%, 08/01/2019	50,500
840,000	Lorillard Tobacco Co 7.00%, 08/04/2041	1,032,809
1,100,000	Mondelez International Inc 4.00%, 02/01/2024	1,127,136
100,000	Moody’s Corp 5.50%, 09/01/2020	112,577
200,000	MPH Acquisition Holdings LLC(b) 6.63%, 04/01/2022	202,000
125,000	Mustang Merger Corp(b) 8.50%, 08/15/2021	129,375
450,000	Pernod Ricard SA(b) 4.25%, 07/15/2022	468,818
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 4.88%, 05/01/2021	241,875
125,000	Prestige Brands Inc(b) 5.38%, 12/15/2021	117,500
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
250,000	9.88%, 08/15/2019	269,062
200,000	5.75%, 10/15/2020	203,500
150,000	8.25%, 02/15/2021	158,625
350,000	SABMiller Holdings Inc(b) 2.45%, 01/15/2017	357,561
	ServiceMaster Co
102,000	8.00%, 02/15/2020	107,865
111,000	7.00%, 08/15/2020	115,440
75,000	7.45%, 08/15/2027	75,750
50,000	Shearer’s Foods LLC / Chip Finance Corp(b) 9.00%, 11/01/2019	54,375
	Smithfield Foods Inc
175,000	5.88%, 08/01/2021(b)	177,187
50,000	6.63%, 08/15/2022	52,750

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$100,000	Spectrum Brands Inc 6.75%, 03/15/2020	$104,250
430,000	Sysco Corp 3.50%, 10/02/2024	431,181
50,000	Teleflex Inc(b) 5.25%, 06/15/2024	49,000
	Tenet Healthcare Corp
200,000	4.50%, 04/01/2021	195,000
50,000	4.38%, 10/01/2021	47,875
125,000	8.13%, 04/01/2022	137,188
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018	51,750
125,000	9.63%, 06/15/2018	128,750
50,000	TreeHouse Foods Inc 4.88%, 03/15/2022	49,250
75,000	Truven Health Analytics Inc 10.63%, 06/01/2020	79,125
	Tyson Foods Inc
500,000	4.50%, 06/15/2022	529,917
250,000	5.15%, 08/15/2044	258,698
125,000	United Rentals North America Inc 8.38%, 09/15/2020	134,375
125,000	United Surgical Partners International Inc 9.00%, 04/01/2020	134,688
400,000	UnitedHealth Group Inc 6.00%, 02/15/2018	454,650
100,000	US Foods Inc 8.50%, 06/30/2019	106,025
300,000	Valeant Pharmaceuticals International Inc(b) 7.50%, 07/15/2021	321,000
150,000	Verisk Analytics Inc 4.13%, 09/12/2022	154,477
50,000	WhiteWave Foods Co 5.38%, 10/01/2022	50,500

		20,118,368

Diversified — 0.38%
175,000	DH Services Luxembourg S.a.r.l.(b) 7.75%, 12/15/2020	183,750
250,000	Hutchison Whampoa International 09 Ltd(b) 7.63%, 04/09/2019	303,826
750,000	Hutchison Whampoa International 11 Ltd(b) 3.50%, 01/13/2017	785,129
100,000	Hutchison Whampoa International 12 Ltd(a)(e) 6.00%, Perpetual	107,365
200,000	KazAgro National Management Holding JSC(b) 4.63%, 05/24/2023	189,540
25,000	Nielsen Co Luxembourg S.a.r.l.(b) 5.50%, 10/01/2021	25,125

Principal Amount		Fair Value

Diversified — (continued)
$200,000	Tenedora Nemak SA de CV(b) 5.50%, 02/28/2023	$205,000

		1,799,735

Energy — 6.58%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022	79,875
50,000	4.88%, 03/15/2024	51,125
200,000	Alliance Oil Co Ltd(b) 7.00%, 05/04/2020	165,000
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	1,080,405
200,000	Antero Resources Finance Corp 5.38%, 11/01/2021	199,000
175,000	Approach Resources Inc 7.00%, 06/15/2021	173,250
	Athlon Holdings LP / Athlon Finance Corp
75,000	7.38%, 04/15/2021	81,563
75,000	6.00%, 05/01/2022(b)	80,438
75,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	73,313
2,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,888,964
150,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp 7.88%, 04/15/2022	151,875
	California Resources Corp(b)
50,000	5.50%, 09/15/2021	50,750
75,000	6.00%, 11/15/2024	77,063
200,000	Canadian Natural Resources Ltd 5.85%, 02/01/2035	234,109
150,000	Carrizo Oil & Gas Inc 7.50%, 09/15/2020	156,000
200,000	CGG(b) 6.88%, 01/15/2022	177,500
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020	53,500
125,000	7.63%, 11/15/2022	128,125
200,000	Chesapeake Energy Corp
	6.88%, 11/15/2020	223,000
500,000	CNPC HK Overseas Capital Ltd(b) 5.95%, 04/28/2041	598,192
150,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp 6 .00%, 12/15/2020	150,750
50,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	51,000
150,000	El Paso LLC 6.50%, 09/15/2020	168,750
	Enbridge Energy Partners LP
2,650,000	4.75%, 06/01/2013	2,796,980
690,000	5.50%, 09/15/2040	739,388
155,000	Enbridge Inc 5.60%, 04/01/2017	170,367

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
$225,000	Energy Transfer Equity LP 5.88%, 01/15/2024	$227,812
1,000,000	Energy Transfer Partners LP 4.90%, 02/01/2024	1,045,240
	Energy XXI Gulf Coast Inc
175,000	7.50%, 12/15/2021	171,500
50,000	6.88%, 03/15/2024(b)	47,000
1,000,000	Enterprise Products Operating LLC 3.90%, 02/15/2024	1,014,752
125,000	FTS International Inc(b) 6.25%, 05/01/2022	122,812
50,000	Gulfport Energy Corp(b) 7.75%, 11/01/2020	52,125
1,250,000	Hess Corp 7.13%, 03/15/2033	1,668,877
100,000	Hiland Partners LP / Hiland Partners Finance Corp(b) 5.50%, 05/15/2022	97,250
50,000	Holly Energy Partners LP / Holly Energy Finance Corp 6.50%, 03/01/2020	51,500
	Husky Energy Inc
150,000	6.15%, 06/15/2019	171,993
925,000	3.95%, 04/15/2022	958,690
	Kinder Morgan Energy Partners LP
500,000	5.13%, 11/15/2014	560,702
1,000,000	5.00%, 03/01/2043	924,569
50,000	Kinder Morgan Inc(b) 5.63%, 11/15/2023	53,125
125,000	Kodiak Oil & Gas Corp 5.50%, 01/15/2021	126,250
150,000	Legacy Reserves LP / Legacy Reserves Finance Corp(b) 6.63%, 12/01/2021	147,000
	Linn Energy LLC / Linn Energy Finance Corp
150,000	6.50%, 05/15/2019	147,000
75,000	8.63%, 04/15/2020	77,531
700,000	Marathon Petroleum Corp 5.13%, 03/01/2021	779,767
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
97,000	6.25%, 06/15/2022	102,092
25,000	4.50%, 07/15/2023	24,250
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	750,102
1,200,000	5.10%, 09/15/2023	1,300,084
150,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	152,250
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	52,125
50,000	6.88%, 01/15/2023	52,625
272,000	Pacific Rubiales Energy Corp(b) 7.25%, 12/12/2021	295,800
	Pertamina Persero PT
200,000	5.25%, 05/23/2021	207,250
200,000	4.30%, 05/20/2023(b)	189,500
400,000	Petro-Canada 6.80%, 05/15/2038	525,634

Principal Amount		Fair Value

Energy — (continued)
$250,000	Petrobras Global Finance BV 4.38%, 05/20/2023	$234,257
	Petrobras International Finance Co
100,000	2.88%, 02/06/2015	100,617
100,000	7.88%, 03/15/2019	114,658
2,000,000	5.38%, 01/27/2021	2,021,640
	Petroleos Mexicanos
50,000	3.50%, 07/18/2018	51,850
500,000	4.88%, 01/18/2024	524,500
625,000	4.88%, 01/18/2024(b)	655,625
500,000	6.50%, 06/02/2041	578,350
100,000	6.38%, 01/23/2045(b)	113,080
66,667	Petroleum Co of Trinidad & Tobago Ltd 6.00%, 05/08/2022	71,667
285,000	Phillips 66 4.30%, 04/01/2022	302,565
69,782	QGOG Atlantic / Alaskan Rigs Ltd 5.25%, 07/30/2018	72,399
	Regency Energy Partners LP / Regency Energy Finance Corp
50,000	5.88%, 03/01/2022	52,000
50,000	5.00%, 10/01/2022	49,250
100,000	4.50%, 11/01/2023	96,750
100,000	Rose Rock Midstream LP / Rose Rock Finance Corp(b) 5.63%, 07/15/2022	99,000
50,000	RSP Permian Inc(b) 6.63%, 10/01/2022	50,313
225,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	231,187
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021	48,750
100,000	8.13%, 10/15/2022	99,875
50,000	SM Energy Co 5.00%, 01/15/2024	47,750
200,000	Southeast Supply Header LLC(b) 4.25%, 06/15/2024	204,380
50,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	49,000
100,000	Tesoro Corp 5.13%, 04/01/2024	97,000
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
38,000	5.88%, 10/01/2020	39,330
100,000	6.13%, 10/15/2021	103,250
	Valero Energy Corp
150,000	9.38%, 03/15/2019	192,891
900,000	7.50%, 04/15/2032	1,153,977
900,000	Weatherford International Ltd 4.50%, 04/15/2022	937,002
	Williams Partners LP
300,000	5.25%, 03/15/2020	333,130
565,000	4.90%, 01/15/2045	551,078
100,000	YPF SA 8.75%, 04/04/2024	102,000

		31,276,610

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — 17.67%
	ACE INA Holdings Inc
$10,000	5.70%, 02/15/2017	$11,033
365,000	3.35%, 05/15/2024	364,166
200,000	ADCB Finance Cayman Ltd 4.50%, 03/06/2023	202,250
150,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust(b) 4.50%, 05/15/2021	145,500
	Aflac Inc
265,000	2.65%, 02/15/2017	273,163
300,000	8.50%, 05/15/2019	379,691
600,000	3.63%, 06/15/2023	604,315
	Alexandria Real Estate Equities Inc
600,000	4.60%, 04/01/2022	629,871
1,500,000	3.90%, 06/15/2023	1,494,697
	Ally Financial Inc
125,000	5.50%, 02/15/2017	130,000
150,000	3.25%, 09/29/2017	148,125
225,000	6.25%, 12/01/2017	241,313
	American International Group Inc
1,000,000	4.13%, 02/15/2024	1,038,748
875,000	4.50%, 07/16/2044	864,447
	American Tower Corp
2,250,000	4.50%, 01/15/2018	2,401,918
1,120,000	3.40%, 02/15/2019	1,144,270
80,000	Associated Banc-Corp 5.13%, 03/28/2016	84,473
250,000	AvalonBay Communities Inc 5.70%, 03/15/2017	274,399
150,000	Banco Bilbao Vizcaya Argentaria Paraguay SA 9.75%, 02/11/2016	159,188
150,000	Banco de Reservas de la Republica Dominicana(b) 7.00%, 02/01/2023	152,625
	Bank of America Corp
100,000	4.50%, 04/01/2015	101,946
1,500,000	7.63%, 06/01/2019	1,812,085
2,400,000	5.00%, 05/13/2021	2,635,579
1,000,000	Bank of New York Mellon Corp 3.25%, 09/11/2024	981,807
400,000	BB&T Corp 2.25%, 02/01/2019	400,452
125,000	Bear Stearns Cos LLC 5.70%, 11/15/2014	125,257
1,000,000	Branch Banking & Trust Co 3.80%, 10/30/2026	995,377
200,000	Caixa Economica Federal(a)(b) 7.25%, 07/23/2024	200,500
300,000	Capital One Financial Corp 2.45%, 04/24/2019	298,741
350,000	Capital One NA 2.95%, 07/23/2021	344,655
210,000	Chubb Corp 5.75%, 05/15/2018	237,408
	CIT Group Inc
275,000	5.25%, 03/15/2018	283,250
25,000	6.63%, 04/01/2018(b)	26,813
100,000	5.00%, 08/01/2023	99,250

Principal Amount		Fair Value

Financial — (continued)
	Citigroup Inc
$300,000	1.25%, 01/15/2016	$301,548
2,375,000	4.05%, 07/30/2022	2,405,478
325,000	City National Corp 5.25%, 09/15/2020	360,999
350,000	CME Group Index Services LLC(b) 4.40%, 03/15/2018	378,352
500,000	CNA Financial Corp 5.88%, 08/15/2020	570,203
400,000	Comerica Inc 3.80%, 07/22/2026	397,058
500,000	Compass Bank 2.75%, 09/29/2019	499,492
2,750,000	Discover Bank 2.00%, 02/21/2018	2,736,770
250,000	Discover Financial Services 3.85%, 11/21/2022	251,245
	Fifth Third Bancorp
250,000	3.63%, 01/25/2016	258,798
780,000	2.30%, 03/01/2019	777,658
200,000	FMR LLC(b) 7.57%, 06/15/2029	273,142
500,000	Ford Motor Credit Co LLC 3.00%, 06/12/2017	516,038
	General Electric Capital Corp
500,000	2.90%, 01/09/2017	519,302
500,000	5.50%, 01/08/2020	572,989
3,000,000	3.10%, 01/09/2023	2,969,064
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b) 3.80%, 06/18/2019	532,559
	General Motors Financial Co Inc
50,000	3.50%, 07/10/2019	50,375
100,000	4.38%, 09/25/2021	102,250
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	16,913
1,000,000	2.63%, 01/31/2019	997,428
750,000	5.38%, 03/15/2020	835,027
1,250,000	5.25%, 07/27/2021	1,385,752
175,000	Harley-Davidson Financial Services Inc(b) 3.88%, 03/15/2016	182,405
1,325,000	Hartford Financial Services Group Inc 5.13%, 04/15/2022	1,477,832
375,000	Health Care REIT Inc 4.13%, 04/01/2019	399,507
1,325,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,291,079
100,000	Hockey Merger Sub 2 Inc(b) 7.88%, 10/01/2021	102,375
100,000	Horace Mann Educators Corp 6.85%, 04/15/2016	108,361
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	326,337
	HSBC USA Inc
1,500,000	1.63%, 01/16/2018	1,494,601
1,400,000	3.50%, 06/23/2024	1,400,774

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$100,000	Hub Holdings LLC / Hub Holdings Finance Inc(b) 8.13%, 07/15/2019	$97,750
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,014,723
	International Lease Finance Corp
325,000	6.25%, 05/15/2019	348,237
50,000	5.88%, 08/15/2022	52,250
50,000	Iron Mountain Inc 5.75%, 08/15/2024	49,063
	Itau Unibanco Holding SA
200,000	5.50%, 08/06/2022	197,500
200,000	5.13%, 05/13/2023	195,500
50,000	Janus Capital Group Inc 6.70%, 06/15/2017	55,957
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021	2,214,060
550,000	5.13%, 01/20/2023	584,593
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	995,181
550,000	4.50%, 01/24/2022	589,285
2,195,000	3.38%, 05/01/2023	2,102,674
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021	256,680
850,000	4.95%, 05/01/2022	915,102
600,000	4.25%, 06/15/2023	613,213
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019	2,547,710
225,000	4.20%, 03/15/2022	237,244
1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	994,023
1,000,000	Massachusetts Mutual Life Insurance Co(b) 5.38%, 12/01/2041	1,105,482
1,450,000	MassMutual Global Funding II(b) 3.60%, 04/09/2024	1,484,345
500,000	MetLife Inc 6.82%, 08/15/2018	586,365
300,000	MetLife Institutional Funding II(b) 1.63%, 04/02/2015	301,886
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,084,302
	Morgan Stanley
320,000	3.80%, 04/29/2016	333,414
2,000,000	4.10%, 05/22/2023	1,994,476
1,500,000	5.00%, 11/24/2025	1,568,715
500,000	National Rural Utilities Cooperative Finance Corp 10.38%, 11/01/2018	658,402
1,150,000	Nationwide Mutual Insurance Co(b) 9.38%, 08/15/2039	1,770,474
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
50,000	5.63%, 03/15/2020	52,000
100,000	5.88%, 03/15/2022	106,250
800,000	New York Life Insurance Co(b) 6.75%, 11/15/2039	1,053,946

Principal Amount		Fair Value

Financial — (continued)
$1,000,000	Northwestern Mutual Life Insurance Co(b) 6.06%, 03/30/2040	$1,238,402
75,000	NRG Yield Operating LLC(b) 5.38%, 08/15/2024	75,375
75,000	Nuveen Investments Inc(b) 9.50%, 10/15/2020	87,000
50,000	Onex York Acquisition Corp(b) 8.50%, 10/01/2022	49,688
165,000	PNC Funding Corp 5.63%, 02/01/2017	179,872
100,000	Power Sector Assets & Liabilities Management Corp 7.39%, 12/02/2024	127,250
1,300,000	Prologis LP 3.35%, 02/01/2021	1,297,244
700,000	Prudential Financial Inc 4.60%, 05/15/2044	693,351
100,000	Qatari Diar Finance Co(b) 5.00%, 07/21/2020	110,875
200,000	Raymond James Financial Inc 4.25%, 04/15/2016	209,584
244,000	5.63%, 04/01/2024	274,907
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016	262,548
2,900,000	3.50%, 04/03/2018	3,001,433
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b) 5.10%, 07/25/2018	193,300
300,000	Santander US Debt SAU(b) 3.78%, 10/07/2015	308,227
100,000	Simon Property Group LP 6.13%, 05/30/2018	114,735
50,000	Sophia Holding Finance LP / Sophia Holding Finance Inc(b) 9.63%, 12/01/2018	50,500
300,000	Stifel Financial Corp 4.25%, 07/18/2024	301,711
425,000	SunTrust Banks Inc 2.50%, 05/01/2019	426,588
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	227,500
500,000	UDR Inc 4.63%, 01/10/2022	534,486
	Union Bank NA
250,000	2.63%, 09/26/2018	254,157
250,000	2.25%, 05/06/2019	248,076
200,000	Vnesheconombank Via VEB Finance PLC(b) 5.38%, 02/13/2017	200,500
500,000	Wachovia Corp 5.75%, 02/01/2018	563,609
1,900,000	Weyerhaeuser Co 7.38%, 10/01/2019	2,296,646
500,000	WP Carey Inc 4.60%, 04/01/2024	516,846

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$200,000	Yapi ve Kredi Bankasi AS(b) 5.25%, 12/03/2018	$203,700

		83,987,935

Industrial — 3.76%
200,000	Accudyne Industries Borrower / Accudyne Industries LLC(b) 7.75%, 12/15/2020	207,500
150,000	Anixter Inc 5.63%, 05/01/2019	157,687
150,000	Ardagh Packaging Finance PLC(b) 9.13%, 10/15/2020	162,375
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a)(b) 3.23%, 12/15/2019	193,500
75,000	B/E Aerospace Inc 5.25%, 04/01/2022	80,813
	Ball Corp
100,000	5.00%, 03/15/2022	100,500
125,000	4.00%, 11/15/2023	116,250
175,000	Belden Inc(b) 5.50%, 09/01/2022	177,187
225,000	Berry Plastics Corp 5.50%, 05/15/2022	216,562
50,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc(b) 6.00%, 06/15/2017	49,250
100,000	Building Materials Corp of America(b) 7.50%, 03/15/2020	104,500
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015	379,966
1,000,000	5.75%, 05/01/2040	1,186,327
200,000	BWAY Holding Co(b) 9.13%, 08/15/2021	201,000
150,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	162,375
50,000	CPG Merger Sub LLC(b) 8.00%, 10/01/2021	50,750
125,000	Crown Americas LLC / Crown Americas Capital Corp IV 4.50%, 01/15/2023	118,125
50,000	Darling Ingredients Inc 5.38%, 01/15/2022	50,375
320,000	Dover Corp 5.45%, 03/15/2018	357,328
1,407,000	Embraer Overseas Ltd(b) 5.70%, 09/16/2023	1,501,972
50,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	48,750
75,000	Flextronics International Ltd 4.63%, 02/15/2020	75,000
150,000	Gardner Denver Inc(b) 6.88%, 08/15/2021	150,375

Principal Amount		Fair Value

Industrial — (continued)
$175,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	$164,500
125,000	Graphic Packaging International Inc 4.75%, 04/15/2021	124,688
75,000	Greif Inc 7.75%, 08/01/2019	85,125
800,000	Harsco Corp 5.75%, 05/15/2018	858,000
120,000	Hubbell Inc 5.95%, 06/01/2018	136,107
225,000	Interline Brands Inc 10.00%, 11/15/2018	234,562
100,000	JB Poindexter & Co Inc(b) 9.00%, 04/01/2022	107,375
125,000	Jurassic Holdings III Inc(b) 6.88%, 02/15/2021	125,000
500,000	Kansas City Southern de Mexico SA de CV 3.00%, 05/15/2023	475,510
1,000,000	Masco Corp 7.13%, 03/15/2020	1,150,000
100,000	Masonite International Corp(b) 8.25%, 04/15/2021	107,000
50,000	MasTec Inc 4.88%, 03/15/2023	46,750
36,000	Mcron Finance Sub LLC / Mcron Finance Corp(b) 8.38%, 05/15/2019	38,700
	Mueller Water Products Inc
168,000	7.38%, 06/01/2017	170,730
42,000	8.75%, 09/01/2020	45,150
225,000	Nortek Inc 8.50%, 04/15/2021	241,875
	Odebrecht Finance Ltd(b)
200,000	5.25%, 06/27/2029	193,500
100,000	7.50%, 09/29/2049	101,000
460,000	Packaging Corp of America 3.65%, 09/15/2024	451,776
50,000	Pactiv LLC 7.95%, 12/15/2025	52,750
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 2.50%, 06/15/2019	646,335
350,000	Pentair PLC 5.00%, 05/15/2021	385,061
75,000	Ply Gem Industries Inc 6.50%, 02/01/2022	71,250
500,000	Republic Services Inc 5.25%, 11/15/2021	566,533
225,000	Rexel SA(b) 5.25%, 06/15/2020	225,984
120,000	Rock-Tenn Co 4.45%, 03/01/2019	128,490
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b) 10.00%, 06/01/2020	78,750
1,000,000	Ryder System Inc 2.45%, 11/15/2018	1,009,725

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
	Sealed Air Corp(b)
$75,000	6.50%, 12/01/2020	$79,969
100,000	8.38%, 09/15/2021	111,000
50,000	5.25%, 04/01/2023	49,000
300,000	Textron Inc 4.30%, 03/01/2024	309,457
	TransDigm Inc
200,000	5.50%, 10/15/2020	194,000
50,000	6.50%, 07/15/2024(b)	49,813
125,000	Unifrax I LLC / Unifrax Holding Co(b) 7.50%, 02/15/2019	126,250
300,000	Union Pacific Corp 3.75%, 03/15/2024	312,389
50,000	USG Corp(b) 5.88%, 11/01/2021	51,000
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	60,084
800,000	5.25%, 10/01/2054	781,134
100,000	WESCO Distribution Inc 5.38%, 12/15/2021	99,250
125,000	Wise Metals Group LLC / Wise Alloys Finance Corp(b) 8.75%, 12/15/2018	133,438
75,000	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp(b) 9.75%, 06/15/2019	79,500
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,248,956
250,000	4.55%, 04/15/2026	258,908
50,000	Zebra Technologies Corp(b) 7.25%, 10/15/2022	50,813

		17,865,654

Technology — 1.60%
50,000	ACI Worldwide Inc(b) 6.38%, 08/15/2020	51,875
50,000	Activision Blizzard Inc(b) 6.13%, 09/15/2023	53,125
	Advanced Micro Devices Inc
50,000	7.50%, 08/15/2022	50,500
75,000	7.00%, 07/01/2024	71,625
150,000	Audatex North America Inc(b) 6.00%, 06/15/2021	153,750
50,000	Blackboard Inc(b) 7.75%, 11/15/2019	49,500
100,000	BMC Software Finance Inc(b) 8.13%, 07/15/2021	96,000
2,000,000	BMC Software Inc 7.25%, 06/01/2018	1,970,000
150,000	Boxer Parent Co Inc(b) 9.00%, 10/15/2019	138,000
204,000	CDW LLC / CDW Finance Corp 8.50%, 04/01/2019	216,240
125,000	Compiler Finance Sub Inc(b) 7.00%, 05/01/2021	118,125
100,000	Eagle Midco Inc(b) 9.00%, 06/15/2018	102,125

Principal Amount		Fair Value

Technology — (continued)
$50,000	Emdeon Inc 11.00%, 12/31/2019	$55,625
100,000	Entegris Inc(b) 6.00%, 04/01/2022	101,500
175,000	Epicor Software Corp 8.63%, 05/01/2019	185,062
805,000	Fidelity National Information Services Inc 3.88%, 06/05/2024	804,142
	First Data Corp
50,000	7.38%, 06/15/2019(b)	52,630
32,000	11.25%, 01/15/2021	36,440
375,000	8.75%, 01/15/2022(b)	397,500
500,000	Fiserv Inc 6.80%, 11/20/2017	571,745
100,000	Freescale Semiconductor Inc(b) 6.00%, 01/15/2022	101,500
	Hewlett-Packard Co
250,000	2.13%, 09/13/2015	253,485
275,000	3.30%, 12/09/2016	286,933
200,000	Infor Software Parent LLC / Infor Software Parent Inc(b) 7.13%, 05/01/2021	198,000
150,000	Infor US Inc 9.38%, 04/01/2019	162,000
125,000	Magnachip Semiconductor Corp 6.63%, 07/15/2021	115,000
	NCR Corp
200,000	4.63%, 02/15/2021	196,000
50,000	6.38%, 12/15/2023	52,375
175,000	Nuance Communications Inc(b) 5.38%, 08/15/2020	171,063
200,000	NXP BV / NXP Funding LLC(b) 5.75%, 02/15/2021	203,000
	Seagate HDD Cayman
125,000	4.75%, 06/01/2023	125,938
75,000	4.75%, 01/01/2025(b)	74,625
125,000	Sophia LP / Sophia Finance Inc(b) 9.75%, 01/15/2019	134,375
225,000	Southern Graphics Inc(b) 8.38%, 10/15/2020	234,000

		7,583,803

Utilities — 3.30%
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	672,742
	Calpine Corp
50,000	5.88%, 01/15/2024(b)	51,750
150,000	5.75%, 01/15/2025	145,688
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018	1,473,692
225,000	Dubai Electricity & Water Authority(b) 7.38%, 10/21/2020	273,656
	Electricite de France(b)
500,000	5.63%,Perpetual(a)(e)	520,450
1,225,000	5.60%, 01/27/2040	1,406,174

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount				Fair Value

Utilities — (continued)
$200,000	Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021		$	213,417
1,000,000	Enel Finance International NV(b) 6.00%, 10/07/2039			1,138,852
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022			979,044
250,000	5.75%, 10/01/2041			273,518
750,000	Florida Gas Transmission Co LLC(b) 5.45%, 07/15/2020			843,856
2,166	FPL Energy National Wind Portfolio LLC(b)(f) 6.13%, 03/25/2019			2,126
90,000	Great Plains Energy Inc 4.85%, 06/01/2021			99,138
515,000	Gulf Power Co 4.55%, 10/01/2044			527,425
1,775,000	National Fuel Gas Co 3.75%, 03/01/2023			1,757,550
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019			556,426
400,000	2.70%, 09/15/2019			404,228
200,000	Northern States Power Co 5.25%, 03/01/2018			223,365
175,000	NRG Energy Inc(b) 6.25%, 05/01/2024			175,437
100,000	Pennsylvania Electric Co(b) 4.15%, 04/15/2025			99,744
	PPL Capital Funding Inc
410,000	4.20%, 06/15/2022			436,397
500,000	4.70%, 06/01/2043			512,388
250,000	PPL WEM Holdings Ltd(b) 5.38%, 05/01/2021			280,633
1,475,000	PSEG Power LLC 4.30%, 11/15/2023			1,533,888
	Sempra Energy
250,000	9.80%, 02/15/2019			325,786
300,000	3.55%, 06/15/2024			302,252
250,000	TECO Finance Inc 5.15%, 03/15/2020			278,459
200,000	Transportadora de Gas del Peru SA(b) 4.25%, 04/30/2028			189,500

				15,697,581

TOTAL CORPORATE BONDS AND NOTES — 51.06% (Cost $238,145,994)		$		242,703,992

FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Bahrain Government International Bond(b) 6.00%, 09/19/2044			201,500
200,000	Colombia Government International Bond 4.38%, 07/12/2021			211,500

Principal Amount				Fair Value

Foreign Government Bonds and Notes — (continued)
$500,000	Corp Andina de Fomento 4.38%, 06/15/2022		$	534,367
200,000	Croatia Government International Bond 6.00%, 01/26/2024			213,250
150,000	Dominican Republic International Bond(b) 5.88%, 04/18/2024			154,500
100,000	Egypt Government International Bond 6.88%, 04/30/2040			99,250
200,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043			186,000
200,000	Export Credit Bank of Turkey(b) 5.00%, 09/23/2021			198,800
	Hungary Government International Bond
70,000	4.13%, 02/19/2018			72,319
70,000	6.25%, 01/29/2020			77,788
70,000	6.38%, 03/29/2021			78,575
250,000	Indonesia Government International Bond 5.88%, 03/13/2020			274,062
300,000	Mexico Government International Bond 5.95%, 03/19/2019			342,450
150,000	Philippine Government International Bond 6.38%, 01/15/2032			186,375
150,000	Poland Government International Bond 6.38%, 07/15/2019			176,250
	Provincia de Buenos Aires/Argentina
100,000	9.38%, 09/14/2018			88,000
100,000	10.88%, 01/26/2021			90,250
18,000	Romanian Government International Bond(b) 4.88%, 01/22/2024			19,080
100,000	Sri Lanka Government International Bond(b) 6.25%, 10/04/2020			105,750
200,000	Turkey Government International Bond 5.63%, 03/30/2021			212,500

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.74% (Cost $3,434,934)		$		3,522,566

MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 26.39%
	Federal Home Loan Mortgage Corp
88,908	5.50%, 02/01/2018			94,242
52,567	4.00%, 12/01/2020			55,613
17,946	4.50%, 04/01/2021			19,154
43,455	6.00%, 05/01/2021			46,148
26,206	4.50%, 07/01/2021			27,660

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$33,730	5.00%, 03/01/2022	$36,468
25,846	6.00%, 11/01/2033	29,482
32,087	6.00%, 04/01/2035	36,479
90,291	4.50%, 05/01/2035	97,893
258,861	5.50%, 08/01/2035	287,304
109,575	4.50%, 11/01/2035	118,432
36,816	6.50%, 02/01/2036	42,355
55,552	4.50%, 03/01/2036	60,152
47,995	6.00%, 03/01/2036	54,609
17,175	5.50%, 06/01/2036	19,062
147,039	5.50%, 08/01/2036	163,195
772,134	2.41%, 05/01/2037(a)	829,037
24,976	6.00%, 08/01/2037	28,124
81,621	7.00%, 08/01/2037	95,384
290,613	5.00%, 04/01/2038	319,811
857,508	5.50%, 05/01/2038	954,284
500,766	4.50%, 03/01/2039	540,334
1,486,372	4.50%, 05/01/2039	1,603,818
384,196	4.00%, 09/01/2040	405,036
1,267,023	5.00%, 09/01/2040	1,394,319
478,637	3.50%, 12/01/2040	489,128
2,098,439	4.00%, 12/01/2040	2,212,267
2,417,512	5.00%, 02/01/2041	2,673,542
2,864,427	3.50%, 12/01/2041	2,927,212
995,264	3.00%, 07/01/2043	984,020
214,639	4.00%, 09/01/2043	226,282
236,706	3.50%, 10/01/2043	241,894
1,478,342	3.00%, 11/01/2043	1,461,641
16,850,753	4.00%, 01/01/2044	17,764,804
9,406,497	4.00%, 02/01/2044	9,916,742
3,837,558	4.50%, 04/01/2044	4,148,156
5,923,927	3.50%, 05/01/2044	6,053,772
10,472,310	3.50%, 06/01/2044	10,701,850
7,483,743	3.50%, 08/01/2044	7,647,777
3,028,335	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(a) Series 2976, Class KJ 0.50%, 05/15/2035	3,039,292
	Federal National Mortgage Association
63,617	5.00%, 02/01/2018	67,152
127,912	4.50%, 06/01/2018	135,097
2,366,571	3.50%, 01/01/2031	2,469,311
38,226	4.50%, 08/01/2035	41,425
86,770	6.00%, 02/01/2036	97,965
257,517	5.50%, 03/01/2036	287,184
276,536	6.50%, 06/01/2036	328,162
439,373	6.00%, 02/01/2037	496,064
227,810	6.00%, 03/01/2037	257,204
1,642	6.50%, 04/01/2037	1,859
104,929	6.00%, 08/01/2037	118,831
88,216	6.50%, 08/01/2037	100,637
2,582,171	4.50%, 07/01/2039	2,790,699
16,009,413	4.50%, 02/01/2041	17,319,965
1,866,935	4.50%, 07/01/2041	2,016,968
1,284,611	4.00%, 10/01/2041	1,355,622
2,560,973	3.50%, 12/01/2041	2,622,335
4,008,945	4.00%, 12/01/2041	4,230,551

Principal Amount				Fair Value

U.S. Government Agency — (continued)
$4,008,945	4.00%, 12/01/2041		$	4,230,551
2,664,993	Series 2012-1, Class F 0.60%, 02/25/2042(a)			2,681,327
4,724,289	3.50%, 07/01/2042			4,837,109
3,413,902	3.00%, 10/01/2042			3,373,984
351,231	2.45%, 03/01/2047(a)			365,147
1,602,524	Government National Mortgage Association(a) Series 2011-H15, Class FA 0.61%, 06/20/2061			1,603,748

TOTAL MORTGAGE-BACKED SECURITIES — 26.39% (Cost $124,348,215)		$		125,445,120

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015(g)			153,785
5,500,000	0.50%, 09/30/2016			5,490,974
10,600,000	1.00%, 09/30/2016(g)			10,679,500
20,000,000	0.88%, 11/30/2016			20,073,440
1,200,000	0.88%, 12/31/2016			1,203,187
2,365,000	1.63%, 03/31/2019			2,358,350
600,000	1.63%, 04/30/2019			597,750
6,000,000	1.63%, 08/31/2019			5,958,750
1,500,000	2.13%, 06/30/2021			1,493,306
4,450,000	2.75%, 11/15/2023			4,561,250
100,000	2.50%, 05/15/2024			100,062
14,760,000	2.38%, 08/15/2024			14,589,338
550,000	3.38%, 05/15/2044			567,875
2,185,000	3.13%, 08/15/2044			2,150,175

TOTAL U.S. TREASURY BONDS AND NOTES — 14.72% (Cost $69,866,168)		$		69,977,742

Shares

COMMON STOCK
Consumer, Cyclical — 0.00%(h)
423	General Motors Co			13,511

TOTAL COMMON STOCK — 0.00%(h) (Cost $39,399)		$		13,511

WARRANTS
Consumer, Cyclical — 0.00%(h)
385	General Motors Co, expiring 07/10/2016 (i)			8,616
385	General Motors Co, expiring 07/10/2019 (i)			5,563

TOTAL WARRANTS — 0.00%(h) (Cost $45,134)		$		14,179

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.63%
$3,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014	$3,000,000

U.S. Government Agency Bonds and Notes — 0.53%
2,500,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014	2,500,000

TOTAL SHORT TERM INVESTMENTS — 1.16% (Cost $5,500,000)		$5,500,000

TOTAL INVESTMENTS — 98.82% (Cost $464,190,058)		$469,735,718

OTHER ASSETS & LIABILITIES, NET — 1.18%		$5,595,924

TOTAL NET ASSETS — 100.00%		$475,331,642

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2014, the aggregate cost and fair value of 144A securities was $67,040,288 and $67,992,130, respectively, representing 14.30% of net assets.

(c)

Security in default; no interest payments received during the last 12 months. At September 30, 2014, the aggregate cost and fair value of securities in default was $25,568 and $6,250, respectively, representing 0.00% of net assets.

(d)	Security in bankruptcy at September 30, 2014.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Restricted security; further details of these securities are included in a subsequent table.
(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(h)	Represents less than 0.005% of net assets.
(i)	Non-income producing security.
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$ 1,904	$ 2,126	0.00%

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Euro-Bund Short Futures	22	EUR	3,293,400	December 2014	$(18,898)

U.S. 2 Year Treasury Note Long Futures	755	USD	$165,227,031	December 2014	(37,028)

U.S. 5 Year Treasury Note Long Futures	101	USD	$11,944,039	December 2014	(24,548)

U.S. Long Bond Short Futures	41	USD	$5,654,156	December 2014	5,906

U.S. Ultra Bond Long Futures	86	USD	$13,115,000	December 2014	110,188

U.S.10 Year Treasury Note Short Futures	1,215	USD	$151,438,359	December 2014	714,038

				Net Appreciation	$749,658

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  September 30, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Warrants	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  September 30, 2014

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Fixed Income Investments:
Asset-Backed Securities	$—	$22,558,608	$—	$22,558,608
Domestic Corporate Bonds and Notes	—	195,240,305	—	195,240,305
Foreign Corporate Bonds and Notes	—	47,463,687	—	47,463,687
Foreign Government Bonds and Notes	—	3,522,566	—	3,522,566
Mortgage-Backed Securities	—	125,445,120	—	125,445,120
U.S. Treasury Bonds and Notes	—	69,977,742	—	69,977,742
Equity Investments:
Domestic Common Stock	13,511	—	—	13,511
Warrants	14,179	—	—	14,179
Short Term Investments	—	5,500,000	—	5,500,000

Total investments, at fair value	27,690	469,708,028	0	469,735,718
Other Financial Investments:
Futures Contracts (a)	830,132	—	—	830,132

Total Assets	$857,822	$469,708,028	$0	$470,565,850

Liabilities

Other Financial Investments:
Futures Contracts (a)	80,474	—	—	80,474

Total Liabilities	$80,474	$0	$0	$80,474

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  September 30, 2014

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities. The Fund held an average of 1,840 futures contracts for the reporting period.

  September 30, 2014

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $464,218,139. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $8,866,406 and gross depreciation of investments in which there was an excess of tax cost over value of $3,348,827 resulting in net appreciation of $5,517,579.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of September 30, 2014.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 4.81%
45,795	Albemarle Corp	$	2,697,326
473,850	Alcoa Inc		7,624,247
17,111	Cabot Corp		868,725
47,423	Eastman Chemical Co		3,836,047
29,880	International Flavors & Fragrances Inc		2,864,894
74,588	Newmont Mining Corp		1,719,253
10,853	Royal Gold Inc		704,794
4,441	Sigma-Aldrich Corp		604,020
35,063	Steel Dynamics Inc		792,774
120,550	United States Steel Corp		4,721,944

			26,434,024

Communications — 4.43%
51,106	EchoStar Corp Class A (a)		2,491,929
31,497	Expedia Inc		2,759,767
88,614	Frontier Communications Corp		576,877
174,036	Juniper Networks Inc		3,854,897
181,868	Liberty Interactive Corp Class A (a)		5,186,875
269,402	Polycom Inc (a)		3,309,604
31,648	RF Micro Devices Inc (a)		365,218
11,486	Time Inc		269,117
27,233	VeriSign Inc (a)(b)		1,501,083
374,726	Windstream Holdings Inc (b)		4,039,546

			24,354,913

Consumer, Cyclical — 11.18%
15,984	Abercrombie & Fitch Co Class A		580,859
88,548	Alaska Air Group Inc		3,855,380
6,495	AutoZone Inc (a)		3,310,242
87,419	Bed Bath & Beyond Inc (a)		5,754,793
39,324	Best Buy Co Inc		1,320,893
113,628	GameStop Corp Class A (b)		4,681,474
96,582	Gap Inc		4,026,504
3,850	Harman International Industries Inc		377,454
372,591	JetBlue Airways Corp (a)		3,956,916
21,594	Lear Corp		1,865,937
31,471	Macy’s Inc		1,830,983
125,737	Newell Rubbermaid Inc		4,326,610
3,080	NVR Inc (a)		3,480,462
72,247	PulteGroup Inc		1,275,882
92,166	Royal Caribbean Cruises Ltd		6,201,850
137,263	Southwest Airlines Co		4,635,371
40,003	Whirlpool Corp		5,826,437
51,036	Wyndham Worldwide Corp		4,147,185

			61,455,232

Consumer, Non-cyclical — 14.84%
127,289	ADT Corp (b)		4,513,668
80,736	Alkermes PLC (a)		3,461,152
566,308	Boston Scientific Corp (a)		6,688,098
98,428	Cardinal Health Inc		7,374,226
90,573	Cigna Corp		8,214,065
39,116	Cintas Corp		2,761,198

Shares		Fair Value

Consumer, Non-cyclical — (continued)
15,989	ConAgra Foods Inc	$528,277
28,362	CR Bard Inc	4,047,541
20,154	DENTSPLY International Inc	919,022
27,283	HCA Holdings Inc (a)	1,923,997
52,117	Herbalife Ltd (b)	2,280,119
66,830	Hospira Inc (a)	3,477,165
59,542	Humana Inc	7,757,727
15,100	IDEXX Laboratories Inc (a)	1,779,233
73,943	Kroger Co	3,845,036
5,506	LifePoint Hospitals Inc (a)	380,960
38,521	Omnicare Inc	2,398,318
14,199	Pharmacyclics Inc (a)	1,667,389
82,307	Pilgrim’s Pride Corp (a)	2,515,302
97,840	Seattle Genetics Inc (a)	3,637,691
13,490	St Jude Medical Inc	811,154
162,036	Tyson Foods Inc Class A	6,379,357
17,437	United Therapeutics Corp (a)	2,243,270
19,422	Zimmer Holdings Inc	1,952,882

		81,556,847

Energy — 4.61%
234,326	Chesapeake Energy Corp	5,387,155
103,485	HollyFrontier Corp	4,520,225
5,493	Murphy Oil Corp	312,606
139,388	Nabors Industries Ltd	3,172,471
30,111	Newfield Exploration Co (a)	1,116,215
27,735	PBF Energy Inc Class A	665,640
20,601	Superior Energy Services Inc	677,155
81,547	Tesoro Corp	4,972,736
58,356	Whiting Petroleum Corp (a)	4,525,508

		25,349,711

Financial — 29.74%
134,699	Allied World Assurance Co Holdings AG	4,962,311
56,975	Ameriprise Financial Inc	7,029,576
126,128	Apartment Investment & Management Co REIT Class A	4,013,393
111,790	Aspen Insurance Holdings Ltd	4,781,258
78,754	Assurant Inc	5,063,882
102,162	Axis Capital Holdings Ltd	4,835,327
21,869	BioMed Realty Trust Inc REIT	441,754
54,832	BOK Financial Corp	3,645,231
28,019	Camden Property Trust REIT	1,920,142
252,634	CBL & Associates Properties Inc REIT	4,522,149
42,586	City National Corp	3,222,483
114,642	Comerica Inc	5,716,050
52,014	Crown Castle International Corp REIT	4,188,687
31,086	Douglas Emmett Inc REIT	797,978
277,886	Duke Realty Corp REIT	4,774,081
122,973	E*TRADE Financial Corp (a)	2,777,960
83,835	Endurance Specialty Holdings Ltd	4,626,015
100,532	Equity Lifestyle Properties Inc REIT	4,258,536
34,614	Everest Re Group Ltd	5,607,814
41,208	Extra Space Storage Inc REIT	2,125,097

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
37,654	Health Care Inc REIT	$2,348,480
55,244	Home Properties Inc REIT	3,217,411
179,553	Hospitality Properties Trust REIT	4,820,998
326,127	Host Hotels & Resorts Inc REIT	6,956,289
10,059	International Bancshares Corp	248,105
19,027	Jones Lang LaSalle Inc (b)	2,403,871
50,416	KeyCorp	672,045
86,746	LaSalle Hotel Properties REIT	2,970,183
96,243	Legg Mason Inc	4,923,792
118,361	NASDAQ OMX Group Inc	5,020,874
63,397	Navient Corp	1,122,761
66,791	Northern Trust Corp	4,543,792
90,422	PacWest Bancorp	3,728,099
7,688	Post Properties Inc REIT	394,702
103,979	Prologis Inc REIT	3,920,008
62,026	Raymond James Financial Inc	3,323,353
545,957	Regions Financial Corp	5,481,398
61,388	Reinsurance Group of America Inc	4,919,020
67,807	SunTrust Banks Inc	2,578,700
40,883	Synovus Financial Corp	966,474
75,693	Torchmark Corp	3,964,042
28,722	Two Harbors Investment Corp REIT	277,742
118,204	Validus Holdings Ltd	4,626,505
129,565	Voya Financial Inc	5,065,992
135,115	Weingarten Realty Investors REIT	4,256,123
39,989	XL Group PLC	1,326,435

		163,386,918

Industrial — 6.70%
77,751	AECOM Technology Corp (a)	2,624,096
65,831	Ball Corp	4,165,127
56,558	Dover Corp	4,543,304
328,226	Flextronics International Ltd (a)	3,387,292
103,573	Garmin Ltd (b)	5,384,760
30,003	KBR Inc	564,957
78,800	Leggett & Platt Inc	2,751,696
11,999	Regal-Beloit Corp (b)	770,936
13,070	Spirit AeroSystems Holdings Inc Class A (a)	497,444
43,396	SPX Corp	4,076,186
51,729	Stanley Black & Decker Inc	4,593,018
65,532	Textron Inc	2,358,497
23,160	Timken Steel Corp	1,076,709

		36,794,022

Technology — 10.66%
137,494	Activision Blizzard Inc	2,858,500
18,809	Applied Materials Inc	406,462
26,667	Broadcom Corp Class A	1,077,880
426,635	Brocade Communications Systems Inc	4,637,522
176,799	CA Inc	4,939,764
97,129	Cadence Design Systems Inc (a)	1,671,590
126,073	Electronic Arts Inc (a)	4,489,460
48,336	Intuit Inc	4,236,650
77,214	Lam Research Corp	5,767,886

Shares		Fair Value

Technology — (continued)
6,525	Lexmark International Inc Class A	$277,313
43,720	NVIDIA Corp	806,634
176,636	Pitney Bowes Inc	4,414,134
38,767	SanDisk Corp	3,797,228
72,704	Seagate Technology PLC	4,163,758
82,934	Western Digital Corp	8,071,137
526,593	Xerox Corp	6,966,825

		58,582,743

Utilities — 9.97%
422,271	AES Corp	5,987,803
102,467	AGL Resources Inc	5,260,656
106,408	Ameren Corp	4,078,619
8,024	American Water Works Co Inc	386,997
246,742	Calpine Corp (a)	5,354,301
91,282	CenterPoint Energy Inc	2,233,670
128,315	Consolidated Edison Inc	7,270,328
86,815	Entergy Corp	6,713,404
92,373	FirstEnergy Corp	3,100,962
200,383	Great Plains Energy Inc	4,843,257
5,003	Pinnacle West Capital Corp	273,364
145,603	Public Service Enterprise Group Inc	5,422,256
12,580	Sempra Energy	1,325,680
65,157	UGI Corp	2,221,202
8,672	Westar Energy Inc	295,889

		54,768,388

TOTAL COMMON STOCK — 96.94% (Cost $505,682,754)		$532,682,798

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 4.05%
$ 5,282,557	Undivided interest of 13.59% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $5,282,557 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (c)(d)	$5,282,557

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 5,282,556	Undivided interest of 5.75% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $5,282,556 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (c)	$5,282,556

5,282,556	Undivided interest of 7.04% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $5,282,556 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (c)	5,282,556

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 1,112,086	Undivided interest of 73.17% in a repurchase agreement (principal amount/value $1,519,941 with a maturity value of $1,519,941) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $1,112,086 on 10/1/14 collateralized by U.S. Treasury securities, 0.00% - 9.00%, 1/15/15 - 8/15/43, with a value of $1,550,340. (c)(d)	$1,112,086

5,282,556	Undivided interest of 8.86% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $5,282,556 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (c)	5,282,556

		22,242,311

TOTAL SHORT TERM INVESTMENTS — 4.05% (Cost $22,242,311)		$22,242,311

TOTAL INVESTMENTS — 100.99% (Cost $527,925,065)		$554,925,109

OTHER ASSETS & LIABILITIES, NET — (0.99)%		$(5,429,354)

TOTAL NET ASSETS — 100.00%		$549,495,755

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	Collateral received for securities on loan.
(d)	The rate of the repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P Mid 400® Emini Long Futures	18	USD	$2,457,720	December 2014	$(84,240)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs
Equity Investments: Domestic Common Stock Foreign Common Stock

Exchange traded close or bid price.

Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$480,067,579	$—	$—	$480,067,579
Foreign Common Stock	52,615,219	—	—	52,615,219
Short Term Investments	—	22,242,311	—	22,242,311

Total Assets	$532,682,798	$22,242,311	$0	$554,925,109

Liabilities

Other Financial Investments:
Futures Contracts (a)	84,240	—	—	84,240

Total Liabilities	$84,240	$—	$—	$84,240

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

  September 30, 2014

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The Fund held an average of 51 futures contracts for the reporting period.

As the Fund may at times hold cash, in an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index returns for that cash component. The Fund seeks to use index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $528,452,912. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $39,527,165 and gross depreciation of investments in which there was an excess of tax cost over value of $13,054,968 resulting in net appreciation of $26,472,197.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $21,701,940 and received collateral of $22,242,311 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 6.84%
15,710	Air Liquide SA (a)	$	1,915,387
7,000	Air Water Inc (a)		104,270
10,832	Akzo Nobel NV (a)		741,143
116,097	Alumina Ltd (a)(b)		171,959
63,849	Anglo American PLC (a)		1,423,424
17,319	Antofagasta PLC (a)		201,387
46,118	ArcelorMittal (a)		630,998
2,742	Arkema SA (a)		183,741
58,000	Asahi Kasei Corp (a)		471,675
41,804	BASF SE (a)		3,813,271
146,131	BHP Billiton Ltd (a)		4,306,990
96,239	BHP Billiton PLC (a)		2,661,236
12,912	Boliden AB (a)		208,482
7,094	Brenntag AG (a)		347,212
6,358	Croda International PLC (a)		210,736
14,000	Daicel Corp (a)		151,512
10,000	Daido Steel Co Ltd (a)		39,860
362	EMS-Chemie Holding AG (a)		149,794
72,016	Fortescue Metals Group Ltd (a)		218,786
10,560	Fresnillo PLC (a)		129,430
426	Givaudan SA (a)		679,044
484,083	Glencore PLC (a)		2,681,195
4,100	Hitachi Chemical Co Ltd (a)		72,825
10,000	Hitachi Metals Ltd (a)		180,246
19,113	Iluka Resources Ltd (a)		131,463
71,672	Incitec Pivot Ltd (a)		169,778
17,936	Israel Chemicals Ltd (a)		128,843
21,800	JFE Holdings Inc (a)		435,487
9,513	Johnson Matthey PLC (a)		448,446
8,900	JSR Corp (a)		155,321
8,025	K+S AG (a)		226,382
10,000	Kaneka Corp (a)		56,023
10,000	Kansai Paint Co Ltd (a)		149,512
141,000	Kobe Steel Ltd (a)		228,980
7,688	Koninklijke DSM NV (a)(b)		474,033
16,200	Kuraray Co Ltd (a)		190,298
4,101	Lanxess AG		226,383
8,483	Linde AG (a)		1,623,735
2,459	Lonza Group AG (a)		296,299
64,000	Mitsubishi Chemical Holdings Corp (a)		315,052
15,000	Mitsubishi Gas Chemical Co Inc (a)		95,636
47,000	Mitsubishi Materials Corp (a)		152,073
42,000	Mitsui Chemicals Inc (a)(b)		116,897
34,260	Newcrest Mining Ltd (a)(b)		314,849
8,000	Nippon Paint Holdings Co Ltd (a)(c)		180,463
348,740	Nippon Steel & Sumitomo Metal Corp (a)		905,376
6,800	Nitto Denko Corp (a)		372,342
60,019	Norsk Hydro ASA (a)		335,554
10,564	Novozymes A/S Class B (a)		457,164
3,717	OCI (a)(b)		114,660
40,000	Oji Holdings Corp (a)		151,432
17,553	Orica Ltd (a)		289,689
4,052	Randgold Resources Ltd (a)		274,626
19,566	Rio Tinto Ltd (a)		1,018,920
57,970	Rio Tinto PLC (a)		2,840,037
18,800	Shin-Etsu Chemical Co Ltd (a)(d)		1,231,761
2,712	Solvay SA (a)		416,521

Shares			Fair Value

Basic Materials — (continued)
26,558	Stora Enso OYJ Class R (a)	$	220,342
66,000	Sumitomo Chemical Co Ltd (a)		235,732
23,000	Sumitomo Metal Mining Co Ltd (a)		323,696
27,098	Svenska Cellulosa AB SCA Class B (a)		643,878
4,173	Syngenta AG (a)		1,321,363
12,000	Taiyo Nippon Sanso Corp (a)		105,939
38,000	Teijin Ltd (a)		91,817
19,946	ThyssenKrupp AG (a)(b)		520,744
4,885	Umicore SA (a)(c)		212,977
25,005	UPM-Kymmene OYJ (a)		355,455
5,378	Voestalpine AG (a)		212,373
1,300	Yamato Kogyo Co Ltd (a)		43,393
8,049	Yara International ASA		404,157

			40,910,504

Communications — 7.18%
127,674	Alcatel-Lucent (a)(b)		393,788
4,046	Altice SA (b)		214,276
2,308	ASOS PLC (b)		84,148
1,548	Axel Springer SE (a)		84,985
7,099	Belgacom SA (a)		247,161
91,473	Bezeq The Israeli Telecommunication Corp Ltd (a)		157,903
47,018	British Sky Broadcasting Group PLC (a)		670,240
361,144	BT Group PLC (a)		2,214,663
3,800	Dena Co Ltd (a)(c)		48,311
9,600	Dentsu Inc (a)		365,667
142,168	Deutsche Telekom AG (a)		2,151,945
6,755	Elisa OYJ (a)		178,951
6,959	Eutelsat Communications SA		224,706
4,800	Gree Inc (a)(c)		32,729
10,600	Hakuhodo DY Holdings Inc (a)		107,307
600	Hikari Tsushin Inc (a)		42,654
123,900	HKT Trust & HKT Ltd		149,672
1,211	Iliad SA (a)		255,462
18,099	Inmarsat PLC (a)		205,146
173,393	ITV PLC (a)		581,914
2,522	JCDecaux SA		79,620
1,003	Kabel Deutschland Holding AG (a)		136,059
6,200	Kakaku.com Inc (a)		88,064
26,600	KDDI Corp (a)(d)		1,600,156
148,736	Koninklijke KPN NV (a)(b)		476,199
5,838	Lagardere SCA (a)		156,226
7,900	M3 Inc (a)		126,687
3,146	Millicom International Cellular SA (a)		251,977
4,500	Nexon Co Ltd (a)		37,111
2,322	NICE-Systems Ltd (a)		94,791
17,200	Nippon Telegraph & Telephone Corp (a)		1,066,646
167,940	Nokia OYJ (a)		1,426,000
68,600	NTT DOCOMO Inc (a)		1,148,928
83,237	Orange SA (a)		1,242,120
194,000	PCCW Ltd		121,924
37,748	Pearson PLC		758,203
10,229	ProSiebenSat.1 Media AG (a)		405,534
8,377	Publicis Groupe SA (a)		574,066

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Communications — (continued)
36,200	Rakuten Inc (a)	$	416,715
31,528	Reed Elsevier NV (a)		715,259
52,360	Reed Elsevier PLC (a)		836,652
1,831	RTL Group SA (a)		156,782
8,040	SBI Holdings Inc (a)		90,117
14,240	Seek Ltd (a)		201,479
14,094	SES SA		487,317
75,000	Singapore Press Holdings Ltd (a)		246,824
358,000	Singapore Telecommunications Ltd (a)		1,065,661
20,832	Sky Deutschland AG (a)(b)		176,093
43,700	SoftBank Corp (a)(d)		3,052,397
78,430	Spark New Zealand Ltd (a)		181,762
27,000	StarHub Ltd (a)		87,145
1,026	Swisscom AG (a)		581,570
35,257	TDC A/S (a)		267,098
13,103	Tele2 AB Class B (a)		157,714
265,444	Telecom Italia RNC (a)		234,632
465,835	Telecom Italia SpA (a)(b)		532,814
139,002	Telefonaktiebolaget LM Ericsson Class B (a)		1,752,658
23,440	Telefonica Deutschland Holding AG (a)		122,247
186,639	Telefonica SA (a)		2,882,506
5,484	Telekom Austria AG		49,421
2,290	Telenet Group Holding NV (b)		131,604
34,898	Telenor ASA (a)		765,924
107,484	TeliaSonera AB (a)		741,226
199,863	Telstra Corp Ltd (a)		927,320
10,508	TPG Telecom Ltd (a)(b)		62,941
4,600	Trend Micro Inc (a)		155,863
5,449	United Internet AG (a)		231,357
55,372	Vivendi SA (a)		1,337,119
1,203,610	Vodafone Group PLC (a)		3,965,172
13,406	Wolters Kluwer NV (a)		357,504
60,402	WPP PLC (a)		1,209,081
60,300	Yahoo Japan Corp (a)		229,198
7,076	Ziggo NV (a)(b)		331,380

			42,942,491

Consumer, Cyclical — 11.27%
900	ABC-Mart Inc (a)		45,967
7,547	Accor SA (a)		334,245
9,450	Adidas AG (a)		705,120
29,300	Aeon Co Ltd (a)		291,931
8,800	Aisin Seiki Co Ltd (a)		317,631
56,000	ANA Holdings Inc (a)		130,174
6,900	Asics Corp (a)		155,620
7,500	Bandai Namco Holdings Inc (a)		192,947
15,124	Bayerische Motoren Werke AG (a)		1,616,375
29,800	Bridgestone Corp (a)		985,633
20,574	Burberry Group PLC (a)		501,509
7,979	Carnival PLC (a)		317,594
59,000	Cathay Pacific Airways Ltd (a)		108,398
2,409	Christian Dior SA (a)		403,568
23,813	Cie Financiere Richemont SA (a)		1,946,503
8,369	Cie Generale des Etablissements Michelin (a)		788,286
11,700	Citizen Holdings Co Ltd (a)		76,828

Shares			Fair Value

Consumer, Cyclical — (continued)
20,000	City Developments Ltd (a)	$	150,661
75,561	Compass Group PLC (a)(b)		1,218,120
5,045	Continental AG (a)		955,665
16,013	Crown Resorts Ltd (a)		193,359
8,700	Daihatsu Motor Co Ltd (a)(c)		138,055
43,842	Daimler AG (a)		3,348,096
27,000	Daiwa House Industry Co Ltd (a)		485,053
21,900	Denso Corp (a)		1,010,384
11,188	Deutsche Lufthansa AG (a)		175,676
42,420	Dixons Carphone PLC (a)(b)		251,440
2,400	Don Quijote Holdings Co Ltd (a)		137,730
7,588	Easy Jet PLC (a)		174,491
11,372	Electrolux AB Class B (a)		299,540
2,500	FamilyMart Co Ltd (a)		95,409
2,400	Fast Retailing Co Ltd (a)		804,221
38,875	Fiat SpA (a)(b)		374,668
2,598	Flight Centre Travel Group Ltd (a)(c)		97,175
26,500	Fuji Heavy Industries Ltd (a)		877,857
107,000	Galaxy Entertainment Group Ltd (a)		621,245
284,000	Genting Singapore PLC (a)		253,643
72,541	GKN PLC (a)		373,437
20,186	Harvey Norman Holdings Ltd (a)		64,091
43,355	Hennes & Mauritz AB Class B (a)		1,792,729
10,900	Hino Motors Ltd (a)		152,527
3,200	Hitachi High-Technologies Corp (a)		92,025
74,300	Honda Motor Co Ltd (a)(d)		2,549,221
1,410	Hugo Boss AG (a)		175,776
7,856	Iida Group Holdings Co Ltd (a)		96,091
48,905	Inditex SA (a)(b)		1,349,966
10,928	InterContinental Hotels Group PLC (a)		421,218
44,310	International Consolidated Airlines Group SA (a)(b)		263,527
15,000	Isetan Mitsukoshi Holdings Ltd (a)		195,218
26,000	Isuzu Motors Ltd (a)		367,702
69,200	ITOCHU Corp (a)		845,140
11,000	J Front Retailing Co Ltd (a)		143,906
5,000	Japan Airlines Co Ltd (a)		136,813
5,000	Jardine Cycle & Carriage Ltd (a)		168,035
9,100	JTEKT Corp (a)		152,530
3,489	Kering (a)		703,455
104,471	Kingfisher PLC (a)		546,198
4,000	Koito Manufacturing Co Ltd (a)		108,814
2,800	Lawson Inc (a)		195,897
254,000	Li & Fung Ltd		288,516
12,752	LVMH Moet Hennessy Louis Vuitton SA (a)		2,070,708
74,175	Marks & Spencer Group PLC (a)		484,870
75,000	Marubeni Corp (a)		513,217
8,700	Marui Group Co Ltd (a)		71,644
25,000	Mazda Motor Corp (a)		628,862
2,700	McDonald’s Holdings Co Japan Ltd (a)(c)		66,768
40,800	MGM China Holdings Ltd (a)		117,570
63,100	Mitsubishi Corp (a)(d)		1,292,304
6,000	Mitsubishi Logistics Corp (a)		86,206
27,500	Mitsubishi Motors Corp (a)		333,575
78,000	Mitsui & Co Ltd (a)(d)		1,230,379
7,134	Next PLC (a)		763,005
12,000	NGK Insulators Ltd (a)		286,041

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Consumer, Cyclical — (continued)
8,000	NGK Spark Plug Co Ltd (a)	$	235,399
7,300	NHK Spring Co Ltd (a)		71,629
4,900	Nintendo Co Ltd (a)		533,749
114,000	Nissan Motor Co Ltd (a)		1,103,537
3,100	Nitori Holdings Co Ltd (a)		192,061
4,800	NOK Corp (a)		110,193
4,895	Nokian Renkaat OYJ (a)		146,873
2,300	Oriental Land Co Ltd (a)		434,647
101,100	Panasonic Corp (a)(d)		1,204,948
5,125	Pandora A/S (a)(b)		400,143
14,085	Persimmon PLC (a)		302,846
18,541	Peugeot SA (a)(b)		237,246
11,635	Pirelli & C SpA (a)		160,437
6,937	Porsche Automobil Holding SE (a)		553,386
39,920	Qantas Airways Ltd (a)(b)		48,493
8,867	Renault SA (a)		641,439
111,600	Sands China Ltd (a)		582,195
2,100	Sankyo Co Ltd (a)		75,260
1,700	Sanrio Co Ltd (a)(c)		49,279
7,600	Sega Sammy Holdings Inc (a)		122,368
18,000	Sekisui Chemical Co Ltd (a)		206,873
24,500	Sekisui House Ltd (a)(c)		288,751
62,000	Shangri-La Asia Ltd (a)		91,628
66,000	Sharp Corp (a)(b)(c)		187,754
1,200	Shimamura Co Ltd (a)		110,320
3,500	Shimano Inc (a)		425,752
26,000	Singapore Airlines Ltd (a)		200,084
88,000	SJM Holdings Ltd (a)		167,541
48,000	Sony Corp (a)		861,467
12,968	Sports Direct International PLC (a)(b)		129,471
6,000	Stanley Electric Co Ltd (a)		129,895
51,900	Sumitomo Corp (a)		572,826
35,000	Sumitomo Electric Industries Ltd (a)		518,134
8,100	Sumitomo Rubber Industries Ltd (a)		115,223
16,600	Suzuki Motor Corp (a)		550,542
3,658	Swatch Group AG (a)		868,838
35,303	Tabcorp Holdings Ltd (a)		111,637
10,000	Takashimaya Co Ltd (a)		83,645
60,285	Tatts Group Ltd (a)		165,975
5,500	Toho Co Ltd (a)		124,263
67,000	Toray Industries Inc (a)		442,935
2,100	Toyoda Gosei Co Ltd (a)		40,995
7,600	Toyota Industries Corp (a)		367,670
125,400	Toyota Motor Corp (a)(d)		7,378,434
9,100	Toyota Tsusho Corp (a)		221,667
11,394	Travis Perkins PLC (a)		305,943
20,177	TUI Travel PLC (a)		126,957
10,200	USS Co Ltd (a)		156,038
3,454	Valeo SA (a)		383,792
1,388	Volkswagen AG (a)		286,790
68,909	Volvo AB Class B (a)		745,520
52,173	Wesfarmers Ltd (a)		1,922,668
8,231	Whitbread PLC (a)		552,952
37,201	William Hill PLC (a)		222,252
12,280	Wolseley PLC (a)		643,011
69,600	Wynn Macau Ltd (a)		221,812
38,900	Yamada Denki Co Ltd (a)(c)		113,543
6,500	Yamaha Corp (a)		84,981
11,700	Yamaha Motor Co Ltd (a)		229,260

Shares			Fair Value

Consumer, Cyclical — (continued)
8,000	Yokohama Rubber Co Ltd (a)	$	69,322
35,000	Yue Yuen Industrial Holdings Ltd (a)		105,733

			67,447,820

Consumer, Non-cyclical — 22.38%
17,953	Abertis Infraestructuras SA (a)		354,026
4,527	Actelion Ltd (a)		530,230
7,498	Adecco SA (a)		506,872
12,104	Aggreko PLC (a)		302,750
27,000	Ajinomoto Co Inc (a)		449,011
8,400	Alfresa Holdings Corp (a)		120,927
36,601	Anheuser-Busch InBev NV (a)		4,058,995
4,105	Aryzta AG (a)		353,720
17,900	Asahi Group Holdings Ltd (a)		517,779
16,427	Associated British Foods PLC (a)		711,824
97,300	Astellas Pharma Inc (a)(d)		1,449,145
57,457	AstraZeneca PLC (a)		4,117,042
18,851	Atlantia SpA (a)		463,090
23,490	Babcock International Group PLC (a)		414,117
86	Barry Callebaut AG (a)		95,484
37,619	Bayer AG (a)		5,234,270
4,615	Beiersdorf AG (a)		383,978
2,800	Benesse Holdings Inc (a)		91,862
70,814	Brambles Ltd (a)		589,083
85,218	British American Tobacco PLC (a)		4,801,365
15,643	Bunzl PLC (a)		406,768
9,633	Bureau Veritas SA (a)		212,900
3,600	Calbee Inc (a)		117,663
29,892	Capita PLC (a)		562,242
4,972	Carlsberg A/S Class B (a)		441,576
28,682	Carrefour SA (a)		885,833
2,659	Casino Guichard Perrachon SA (a)		286,072
1,864	Celesio AG (a)		61,888
10,000	Chugai Pharmaceutical Co Ltd (a)		289,457
26,796	Coca-Cola Amatil Ltd (a)		205,709
9,429	Coca-Cola HBC AG (a)		203,563
2,505	Cochlear Ltd (a)		152,338
5,172	Coloplast A/S Class B (a)		432,525
3,033	Colruyt SA (c)		133,639
21,690	CSL Ltd (a)		1,406,071
25,000	Dai Nippon Printing Co Ltd (a)		250,856
29,000	Daiichi Sankyo Co Ltd (a)		455,707
26,424	Danone SA (a)		1,769,517
4,725	Delhaize Group SA (a)		328,375
114,393	Diageo PLC (a)		3,298,393
25,964	Distribuidora Internacional de Alimentacion SA (a)		186,065
8,806	Edenred (a)		216,990
11,700	Eisai Co Ltd (a)		473,244
16,179	Elekta AB Class B (a)(c)		159,028
9,360	Essilor International SA (a)		1,026,495
45,730	Experian PLC (a)		726,294
113,500	First Pacific Co Ltd (a)		117,728
9,789	Fresenius Medical Care AG & Co (a)		681,860
17,361	Fresenius SE (a)		857,099
66,289	G4S PLC (a)		268,689

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Consumer, Non-cyclical — (continued)
8,492	Getinge AB Class B (a)	$	213,212
220,929	GlaxoSmithKline PLC (a)		5,045,116
287,000	Golden Agri-Resources Ltd (a)		115,953
6,451	Grifols SA (a)		263,627
4,734	Heineken Holding NV (a)		312,562
10,600	Heineken NV (a)		791,655
5,175	Henkel AG & Co KGaA (a)		482,590
2,300	Hisamitsu Pharmaceutical Co Inc (a)		82,597
18,644	Husqvarna AB Class B (a)		131,448
43,077	Imperial Tobacco Group PLC (a)		1,854,013
6,993	Intertek Group PLC (a)		296,245
59,025	J Sainsbury PLC (a)		239,923
50,300	Japan Tobacco Inc (a)(d)		1,634,520
12,442	Jeronimo Martins SGPS SA (a)		136,915
23,200	Kao Corp (a)		905,326
6,980	Kerry Group PLC Class A		492,117
6,000	Kikkoman Corp (a)		127,518
36,000	Kirin Holdings Co Ltd (a)		477,603
42,889	Koninklijke Ahold NV (a)		693,762
11,000	Kyowa Hakko Kirin Co Ltd (a)		135,304
11,478	L’Oreal SA (a)		1,820,360
42	Lindt & Spruengli AG		209,890
5	Lindt & Spruengli AG (a)		296,346
7,412	Luxottica Group SpA (a)		385,262
5,800	Medipal Holdings Corp (a)		70,499
2,600	MEIJI Holdings Co Ltd (a)		205,610
5,885	Merck KGaA (a)		540,925
41,029	Metcash Ltd (a)		94,489
7,540	Metro AG (a)(b)		247,276
2,500	Miraca Holdings Inc (a)		103,457
9,900	Mitsubishi Tanabe Pharma Corp (a)		145,268
146,534	Nestle SA (a)		10,768,934
8,000	NH Foods Ltd (a)		169,862
10,725	Nisshin Seifun Group Inc (a)		106,099
2,700	Nissin Foods Holdings Co Ltd (a)		140,192
104,537	Novartis AG (a)		9,844,080
91,334	Novo Nordisk A/S Class B (a)		4,348,575
21,000	Olam International Ltd (a)		38,571
10,400	Olympus Corp (a)(b)		372,952
3,800	Ono Pharmaceutical Co Ltd (a)		337,431
4,660	Orion OYJ Class B (a)		181,954
17,200	Otsuka Holdings Co Ltd (a)		592,854
3,500	Park24 Co Ltd (a)		55,851
9,732	Pernod Ricard SA (a)		1,101,482
10,247	QIAGEN NV (a)(b)		232,147
5,618	Ramsay Health Care Ltd (a)		246,182
5,392	Randstad Holding NV (a)		250,509
29,649	Reckitt Benckiser Group PLC (a)		2,560,971
975	Remy Cointreau SA		70,194
31,930	Roche Holding AG (a)		9,429,028
16,729	Ryman Healthcare Ltd (a)		101,941
43,971	SABMiller PLC (a)		2,436,409
53,944	Sanofi (a)		6,099,516
3,300	Santen Pharmaceutical Co Ltd (a)		184,803
9,300	Secom Co Ltd (a)		554,042
15,409	Securitas AB Class B (a)		170,671
33,800	Seven & I Holdings Co Ltd (a)(d)		1,310,981
248	SGS SA (a)		513,101
9,000	Shimadzu Corp (a)		77,970

Shares			Fair Value

Consumer, Non-cyclical — (continued)
13,800	Shionogi & Co Ltd (a)	$	316,718
26,865	Shire PLC (a)		2,315,771
17,100	Shiseido Co Ltd (a)(c)		282,072
41,150	Smith & Nephew PLC (a)		691,541
1,353	Societe BIC SA (a)		174,411
4,175	Sodexo (a)		408,407
17,645	Sonic Healthcare Ltd (a)		270,757
2,391	Sonova Holding AG (a)		380,963
7,400	Sumitomo Dainippon Pharma Co Ltd (a)		94,407
6,300	Suntory Beverage & Food Ltd (a)		223,094
3,600	Suzuken Co Ltd (a)		103,710
9,551	Swedish Match AB (a)		308,990
6,600	Sysmex Corp (a)		265,775
1,200	Taisho Pharmaceutical Holdings Co Ltd (a)		82,137
35,400	Takeda Pharmaceutical Co Ltd (a)(d)		1,538,924
20,392	Tate & Lyle PLC (a)		194,208
13,200	Terumo Corp (a)		316,685
371,417	Tesco PLC (a)		1,109,215
39,023	Teva Pharmaceutical Industries Ltd (a)		2,100,225
23,000	Toppan Printing Co Ltd (a)		165,291
4,000	Toyo Suisan Kaisha Ltd (a)		132,821
79,248	Transurban Group (a)		535,050
30,724	Treasury Wine Estates Ltd (a)		113,576
5,557	UCB SA (a)		503,540
16,500	Unicharm Corp (a)		376,058
74,211	Unilever NV (a)		2,945,091
58,511	Unilever PLC (a)		2,448,187
910	William Demant Holding A/S (b)		69,807
84,000	Wilmar International Ltd (a)		203,180
90,091	WM Morrison Supermarkets PLC (a)		244,989
57,422	Woolworths Ltd (a)		1,719,447
3,700	Yakult Honsha Co Ltd (a)		194,331
4,000	Yamazaki Baking Co Ltd (a)		51,482

			133,889,704

Diversified — 0.62%
261	Bollore SA (a)		148,012
8,397	GEA Group AG (a)		364,798
96,000	Hutchison Whampoa Ltd (a)		1,160,506
7,414	Industrivarden AB Class C (a)		129,068
67,300	Keppel Corp Ltd (a)		553,567
195,000	Noble Group Ltd (a)		198,249
65,000	NWS Holdings Ltd (a)		115,605
29,500	Swire Pacific Ltd (a)		379,736
1,394	Wendel SA (a)		157,980
67,300	Wharf Holdings Ltd (a)		478,013

			3,685,534

Energy — 6.61%
6,908	Aker Solutions ASA (b)		68,814
13,136	AMEC PLC (a)		234,187
38,788	APA Group (a)		252,343
155,378	BG Group PLC (a)		2,867,133

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Energy — (continued)
838,371	BP PLC (a)	$	6,132,251
6,083	Caltex Australia Ltd (a)		148,901
77,116	Enel Green Power SpA (a)		196,834
115,929	Eni SpA (a)(c)		2,750,572
3,553	Fuchs Petrolub SE (a)		134,315
3,244	Fugro NV (a)(b)		97,948
17,835	Galp Energia SGPS SA (a)		289,861
4,100	Idemitsu Kosan Co Ltd (a)		87,084
39,800	Inpex Corp (a)		562,695
102,200	JX Holdings Inc (a)		471,220
9,916	Lundin Petroleum AB (a)(b)		167,624
5,921	Neste Oil OYJ		121,901
6,224	OMV AG (a)		209,295
12,159	Petrofac Ltd (a)		203,539
46,698	Repsol SA (a)		1,107,873
178,777	Royal Dutch Shell PLC Class A (a)		6,831,438
111,052	Royal Dutch Shell PLC Class B (a)		4,389,398
11,558	Saipem SpA (a)(b)		245,105
44,090	Santos Ltd (a)		527,345
17,007	Seadrill Ltd ADR (a)		454,400
7,100	Showa Shell Sekiyu KK (a)		67,737
50,038	Statoil ASA (a)		1,362,324
13,207	Subsea 7 SA		188,605
4,771	Technip SA (a)		400,222
13,000	TonenGeneral Sekiyu KK (a)		113,714
97,309	Total SA (a)		6,301,191
16,731	Transocean Ltd (a)(c)		538,138
42,270	Tullow Oil PLC (a)		440,366
9,889	Vestas Wind Systems A/S (a)(b)		385,549
33,944	Woodside Petroleum Ltd (a)		1,205,271

			39,555,193

Financial — 24.80%
41,370	3i Group PLC (a)		256,144
40,910	Aberdeen Asset Management PLC (a)		263,864
16,900	Acom Co Ltd (a)(b)(c)		56,535
8,367	Admiral Group PLC (a)		173,384
80,042	Aegon NV (a)		659,086
5,700	AEON Financial Service Co Ltd (a)(c)		121,978
4,710	Aeon Mall Co Ltd (a)		89,976
10,211	Ageas (a)		338,539
548,800	AIA Group Ltd (a)		2,832,216
20,786	Allianz SE (a)		3,355,541
133,805	AMP Ltd (a)		638,214
50,000	Aozora Bank Ltd (a)		169,071
92,000	Ascendas REIT (a)		162,283
53,522	Assicurazioni Generali SpA (a)		1,122,207
8,255	ASX Ltd (a)		258,899
124,936	Australia & New Zealand Banking Group Ltd (a)		3,377,292
132,401	Aviva PLC (a)		1,119,046
82,867	AXA SA (a)		2,041,238
2,030	Baloise Holding AG (a)		259,498
201,818	Banca Monte dei Paschi di Siena SpA (a)(b)		264,188

Shares			Fair Value

Financial — (continued)
268,122	Banco Bilbao Vizcaya Argentaria SA (a)	$	3,226,992
1,406,070	Banco Comercial Portugues SA (a)(b)		183,599
150,666	Banco de Sabadell SA (a)		444,872
106,001	Banco Espirito Santo SA (b)		5,919
17,194	Banco Popolare SC (a)(b)		250,404
82,477	Banco Popular Espanol SA (a)(b)		503,055
546,672	Banco Santander SA (a)		5,233,666
46,166	Bank Hapoalim BM (a)		260,305
59,863	Bank Leumi Le-Israel BM (a)(b)		242,454
54,000	Bank of East Asia Ltd (a)		218,386
1,210,921	Bank of Ireland (a)(b)		473,456
16,000	Bank of Kyoto Ltd (a)		132,955
16,709	Bank of Queensland Ltd (a)		170,066
55,000	Bank of Yokohama Ltd (a)		302,436
210,960	Bankia SA (a)(b)		392,468
747,327	Barclays PLC (a)		2,748,184
19,946	Bendigo & Adelaide Bank Ltd (a)		208,038
48,201	BNP Paribas SA (a)		3,199,032
171,500	BOC Hong Kong Holdings Ltd (a)		545,952
43,572	British Land Co PLC REIT (a)		494,770
80,208	CaixaBank SA (a)		487,709
87,000	CapitaCommercial Trust REIT (a)		108,712
110,000	CapitaLand Ltd (a)		275,578
104,000	CapitaMall Trust REIT (a)		155,642
99,874	CFS Retail Property Trust Group REIT (a)		174,363
64,000	Cheung Kong Holdings Ltd (a)		1,052,796
33,000	Chiba Bank Ltd (a)		229,562
8,200	Chugoku Bank Ltd (a)		120,431
7,700	CNP Assurances (a)		144,940
43,844	Commerzbank AG (a)(b)		651,048
73,749	Commonwealth Bank of Australia (a)		4,855,823
3,453	Corio NV REIT (a)(b)		169,243
45,213	Credit Agricole SA (a)		681,522
6,800	Credit Saison Co Ltd (a)		131,033
69,234	Credit Suisse Group AG (a)		1,915,404
49,100	Dai-ichi Life Insurance Co Ltd (a)		729,365
3,200	Daito Trust Construction Co Ltd (a)		378,408
75,000	Daiwa Securities Group Inc (a)		594,801
29,566	Danske Bank A/S (a)		801,467
79,000	DBS Group Holdings Ltd (a)		1,139,380
174	Delek Group Ltd (a)		65,855
9,542	Delta Lloyd NV (a)		229,919
62,925	Deutsche Bank AG (a)		2,197,195
8,743	Deutsche Boerse AG (a)		587,102
12,231	Deutsche Wohnen AG (a)		260,498
248,554	Dexus Property Group REIT (a)		241,330
69,204	Direct Line Insurance Group PLC (a)		329,311
44,960	DNB ASA (a)		841,386
12,889	Erste Group Bank AG (a)		294,290
1,886	Eurazeo SA (a)		135,628
4,157	Exor SpA (a)		160,705
62,643	Federation Centres REIT (a)		141,323
1,148	Fonciere Des Regions REIT		103,457
66,943	Friends Life Group Ltd (a)		333,267
36,000	Fukuoka Financial Group Inc (a)		171,728

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Financial — (continued)
1,232	Gecina SA (a)	$	161,550
8,430	Gjensidige Forsikring ASA		178,316
143,000	Global Logistic Properties Ltd (a)		303,533
79,143	Goodman Group REIT (a)		357,666
75,688	GPT Group REIT (a)		256,321
3,497	Groupe Bruxelles Lambert SA (a)		320,321
15,000	Gunma Bank Ltd (a)		86,468
20,000	Hachijuni Bank Ltd (a)		120,194
32,879	Hammerson PLC REIT (a)		304,964
98,000	Hang Lung Properties Ltd (a)		278,555
34,700	Hang Seng Bank Ltd (a)		556,827
2,509	Hannover Rueck SE (a)		202,501
10,728	Hargreaves Lansdown PLC (a)		163,639
46,640	Henderson Land Development Co Ltd (a)		301,939
24,000	Hiroshima Bank Ltd (a)		117,934
51,000	Hokuhoku Financial Group Inc (a)		99,971
49,600	Hong Kong Exchanges & Clearing (a)		1,067,578
866,715	HSBC Holdings PLC (a)		8,805,479
10,300	Hulic Co Ltd (a)		109,095
30,000	Hysan Development Co Ltd (a)		138,419
1,695	ICADE REIT (a)		143,128
27,280	ICAP PLC (a)		170,560
42,648	IMMOFINANZ AG		121,039
175,791	ING Groep NV (a)(b)		2,498,744
106,111	Insurance Australia Group Ltd (a)		568,687
47,204	Intesa Sanpaolo RNC (a)(b)		125,826
531,465	Intesa Sanpaolo SpA (a)		1,604,356
39,204	Intu Properties PLC REIT (a)		204,181
26,146	Investec PLC (a)		219,324
10,437	Investment AB Kinnevik Class B (a)		376,364
20,984	Investor AB Class B (a)		738,839
136	Israel Corp Ltd (a)(b)		76,438
11,000	Iyo Bank Ltd (a)		111,355
11,700	Japan Exchange Group Inc (a)		277,716
37	Japan Prime Realty Investment Corp REIT (a)		133,281
55	Japan Real Estate Investment Corp REIT (a)		282,882
96	Japan Retail Fund Investment Corp REIT (a)		193,507
27,000	Joyo Bank Ltd (a)		132,894
9,920	Julius Baer Group Ltd (a)		443,297
11,344	KBC Groep NV (a)(b)		602,211
36,000	Keppel Land Ltd (a)		98,701
33,000	Kerry Properties Ltd (a)		110,632
4,312	Klepierre REIT (a)		188,616
34,709	Land Securities Group PLC REIT (a)		582,209
271,450	Legal & General Group PLC (a)		1,004,008
24,082	Lend Lease Group (a)		302,369
104,500	Link REIT (a)		603,031
2,600,980	Lloyds Banking Group PLC (a)(b)		3,235,356
9,825	London Stock Exchange Group PLC (a)		296,332
13,327	Macquarie Group Ltd (a)		670,607
45,059	Mapfre SA (a)		159,255
27,070	Mediobanca SpA (a)(b)		231,282
161,133	Mirvac Group REIT (a)		242,386

Shares			Fair Value

Financial — (continued)
57,000	Mitsubishi Estate Co Ltd (a)(d)	$	1,284,626
580,600	Mitsubishi UFJ Financial Group Inc (a)(d)		3,272,096
24,600	Mitsubishi UFJ Lease & Finance Co Ltd (a)		128,654
42,000	Mitsui Fudosan Co Ltd (a)(d)		1,288,914
5,425	Mizrahi Tefahot Bank Ltd (a)(b)		64,849
1,052,300	Mizuho Financial Group Inc (a)(d)		1,878,558
23,000	MS&AD Insurance Group Holdings Inc (a)		501,679
7,817	Muenchener Rueckversicherungs AG (a)		1,542,049
107,207	National Australia Bank Ltd (a)		3,049,354
41,554	Natixis SA (a)		285,890
232,000	New World Development Co Ltd (a)		270,267
62	Nippon Building Fund Inc REIT (a)		326,475
55	Nippon Prologis REIT Inc (a)		127,870
163,400	Nomura Holdings Inc (a)		972,124
6,400	Nomura Real Estate Holdings Inc (a)		110,065
138,746	Nordea Bank AB (a)		1,798,621
4,400	NTT Urban Development Corp (a)		46,261
225,806	Old Mutual PLC (a)		661,980
60,800	ORIX Corp (a)		839,372
133,379	Oversea-Chinese Banking Corp Ltd (a)		1,017,456
1,445	Pargesa Holding SA (a)		114,851
834	Partners Group Holding AG (a)		219,203
116,871	Prudential PLC (a)		2,597,240
59,158	QBE Insurance Group Ltd (a)		602,453
4,899	Raiffeisen Bank International AG (a)		106,133
2,402	REA Group Ltd (a)		90,859
100,300	Resona Holdings Inc (a)		565,831
115,868	Royal Bank of Scotland Group PLC (a)(b)		690,109
44,482	RSA Insurance Group PLC (b)		349,308
20,518	Sampo Class A (a)		992,080
240,356	Scentre Group REIT (a)		691,553
5,606	Schroders PLC (a)		216,362
7,385	SCOR SE (a)		230,656
31,608	Segro PLC REIT (a)		185,462
4,800	Seibu Holdings Inc (a)(c)		95,851
28,200	Seven Bank Ltd (a)(c)		114,925
81,000	Shinsei Bank Ltd (a)		173,857
24,000	Shizuoka Bank Ltd (a)		247,113
34,000	Singapore Exchange Ltd (a)		192,499
132,800	Sino Land Co Ltd (a)		204,709
69,815	Skandinaviska Enskilda Banken AB (a)		928,863
32,886	Societe Generale SA Class A (a)		1,677,454
14,750	Sompo Japan Nipponkoa Holdings Inc (a)		357,814
6,800	Sony Financial Holdings Inc (a)		109,989
112,566	Standard Chartered PLC (a)		2,075,341
110,148	Standard Life PLC (a)		736,832
106,471	Stockland (a)		367,837
58,000	Sumitomo Mitsui Financial Group Inc (a)(d)		2,363,181

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Financial — (continued)
149,860	Sumitomo Mitsui Trust Holdings Inc (a)	$	623,936
16,000	Sumitomo Realty & Development Co Ltd (a)		570,041
75,000	Sun Hung Kai Properties Ltd (a)		1,064,186
59,230	Suncorp Group Ltd (a)		728,018
9,000	Suruga Bank Ltd (a)		179,568
22,894	Svenska Handelsbanken AB Class A (a)		1,072,161
41,555	Swedbank AB Class A (a)		1,042,013
53,000	Swire Properties Ltd (a)		165,135
1,508	Swiss Life Holding AG (a)		359,347
2,451	Swiss Prime Site AG (a)		181,852
15,803	Swiss Re AG (a)		1,257,640
25,200	T&D Holdings Inc (a)		323,816
31,800	Tokio Marine Holdings Inc (a)		986,678
20,000	Tokyo Tatemono Co Ltd (a)		162,058
20,100	Tokyu Fudosan Holdings Corp (a)		138,000
980	Tryg A/S (a)		101,670
166,372	UBS AG (a)		2,892,016
4,369	Unibail-Rodamco SE REIT (a)		1,123,528
201,720	UniCredit SpA (a)		1,584,698
40,411	Unione di Banche Italiane SCpA (a)		337,753
45,486	UnipolSai SpA (a)		128,045
57,000	United Overseas Bank Ltd (a)		999,251
109	United Urban Investment Corp REIT (a)		167,297
22,000	UOL Group Ltd (a)		113,876
1,436	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)		64,687
91,195	Westfield Corp REIT (a)		594,232
141,486	Westpac Banking Corp (a)		3,972,001
42,000	Wheelock & Co Ltd (a)		200,344
10,000	Yamaguchi Financial Group Inc (a)		94,588
6,814	Zurich Insurance Group AG (a)		2,027,867

			148,388,939

Industrial — 11.29%
100,299	ABB Ltd (a)		2,243,648
7,822	ACS Actividades de Construccion y Servicios SA (a)(b)		299,815
8,000	Advantest Corp (a)(c)		103,282
1,359	Aeroports de Paris (a)		162,729
26,855	Airbus Group NV (a)		1,688,127
13,996	Alfa Laval AB (a)		298,194
18,621	ALS Ltd (a)(c)		85,686
9,944	Alstom SA (a)(b)		340,993
17,000	Amada Co Ltd (a)		162,079
54,784	Amcor Ltd (a)		542,643
3,238	Andritz AG (a)		172,410
179	AP Moeller - Maersk A/S Class A (a)		412,904
328	AP Moeller - Maersk A/S Class B (a)		776,981
44,000	Asahi Glass Co Ltd (a)		238,691
46,479	Asciano Ltd (a)		245,694
15,376	Assa Abloy AB Class B (a)		790,135
30,255	Atlas Copco AB Class A (a)		863,288
17,787	Atlas Copco AB Class B (a)		459,683

Shares			Fair Value

Industrial — (continued)
38,173	Auckland International Airport Ltd (a)(b)	$	114,682
94,716	Aurizon Holdings Ltd (a)		375,185
144,995	BAE Systems PLC (a)		1,103,413
33,570	Boral Ltd (a)		146,026
8,743	Bouygues SA (a)		282,701
10,000	Brother Industries Ltd (a)		184,801
8,600	Casio Computer Co Ltd (a)(c)		143,717
6,600	Central Japan Railway Co (a)		890,266
25,000	Cheung Kong Infrastructure Holdings Ltd (a)		175,202
6,000	Chiyoda Corp (a)		66,351
20,386	Cie de St-Gobain (a)		931,472
40,618	CNH Industrial NV (a)		321,736
51,104	Cobham PLC (a)		240,504
96,000	ComfortDelGro Corp Ltd (a)		180,330
33,998	CRH PLC (a)		772,109
10,800	Daikin Industries Ltd (a)		669,957
43,368	Deutsche Post AG (a)		1,382,365
8,379	DSV A/S (a)		235,606
15,400	East Japan Railway Co (a)		1,153,502
8,600	FANUC Corp (a)(d)		1,555,334
17,766	Ferrovial SA (a)		343,713
17,104	Finmeccanica SpA (a)(b)		165,515
32,118	Fletcher Building Ltd (a)		220,146
1,700	Fraport AG Frankfurt Airport Services Worldwide (a)		111,469
24,000	Fuji Electric Co Ltd (a)		116,158
21,000	FUJIFILM Holdings Corp (a)		645,269
1,715	Geberit AG (a)		552,767
21,399	Groupe Eurotunnel SA (a)		261,401
3,000	Hamamatsu Photonics KK (a)		142,544
53,000	Hankyu Hanshin Holdings Inc (a)		308,622
6,217	HeidelbergCement AG (a)		409,210
11,319	Hexagon AB Class B (a)		357,911
1,300	Hirose Electric Co Ltd (a)		160,499
5,100	Hitachi Construction Machinery Co Ltd (a)		102,675
221,000	Hitachi Ltd (a)(c)(d)		1,688,447
1,142	Hochtief AG (a)		78,377
10,536	Holcim Ltd (a)		766,512
19,200	Hoya Corp (a)		644,741
258,000	Hutchison Port Holdings Trust (a)		180,461
6,000	Ibiden Co Ltd (a)		116,954
60,000	IHI Corp (a)		310,941
1,552	Imerys SA (a)		114,410
12,640	IMI PLC (a)		251,153
20,670	James Hardie Industries PLC (a)		216,255
13,600	Japan Display Inc (a)(b)		65,549
9,000	JGC Corp (a)		245,894
37,000	Kajima Corp (a)		177,108
11,000	Kamigumi Co Ltd (a)		104,166
64,000	Kawasaki Heavy Industries Ltd (a)		255,874
20,000	Keikyu Corp (a)		166,954
27,000	Keio Corp (a)		199,506
13,000	Keisei Electric Railway Co Ltd (a)		130,524
2,090	Keyence Corp (a)		907,450
77,000	Kintetsu Corp (a)		259,035
42,900	Komatsu Ltd (a)		991,468
13,780	Kone OYJ Class B (a)		551,690

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Industrial — (continued)
22,300	Konica Minolta Inc (a)	$	241,075
3,915	Koninklijke Boskalis Westminster NV (a)		220,178
43,532	Koninklijke Philips NV (a)(c)		1,384,316
3,427	Koninklijke Vopak NV (a)		184,663
50,000	Kubota Corp (a)		791,669
2,344	Kuehne + Nagel International AG (a)		295,352
4,400	Kurita Water Industries Ltd (a)		98,150
14,800	Kyocera Corp (a)		691,263
8,626	Lafarge SA (a)		620,785
12,247	Legrand SA (a)		636,401
4,727	Leighton Holdings Ltd (a)		79,956
11,900	LIXIL Group Corp (a)		253,875
1,300	Mabuchi Motor Co Ltd (a)		113,421
5,300	Makita Corp (a)		299,406
1,476	MAN SE Class A (a)		166,101
1,800	Maruichi Steel Tube Ltd (a)		44,202
34,915	Meggitt PLC (a)		254,613
45,896	Melrose Industries PLC (a)		183,630
5,063	Metso OYJ (a)		179,370
89,000	Mitsubishi Electric Corp (a)		1,186,476
140,000	Mitsubishi Heavy Industries Ltd (a)		901,297
48,000	Mitsui OSK Lines Ltd (a)		153,366
65,500	MTR Corp Ltd (a)		256,847
9,300	Murata Manufacturing Co Ltd (a)		1,057,088
4,500	Nabtesco Corp (a)		107,801
40,000	Nagoya Railroad Co Ltd (a)(b)(c)		160,431
116,000	NEC Corp (a)		400,940
9,400	Nidec Corp (a)(c)		635,225
16,300	Nikon Corp (a)(c)		235,749
18,000	Nippon Electric Glass Co Ltd (a)		87,505
36,000	Nippon Express Co Ltd (a)		150,779
70,000	Nippon Yusen KK (a)		184,561
22,000	NSK Ltd (a)		313,787
28,000	Obayashi Corp (a)		191,622
29,000	Odakyu Electric Railway Co Ltd (a)(c)		265,198
9,400	Omron Corp (a)		427,211
36,404	Orkla ASA (a)		329,052
4,107	OSRAM Licht AG (a)(b)		152,377
9,023	Prysmian SpA (a)		166,952
32,751	Rexam PLC (a)		260,296
12,506	Rexel SA (a)		233,548
1,800	Rinnai Corp (a)		149,342
84,293	Rolls-Royce Holdings PLC (a)(b)		1,311,219
27,477	Royal Mail PLC (a)		174,009
12,242	Safran SA (a)		793,699
48,346	Sandvik AB (a)		542,990
910	Schindler Holding AG		121,435
2,134	Schindler Holding AG (a)		289,061
23,794	Schneider Electric SE (a)		1,825,544
41,000	Sembcorp Industries Ltd (a)		166,368
38,000	Sembcorp Marine Ltd (a)		111,274
25,000	Shimizu Corp Class A (a)		197,276
36,080	Siemens AG (a)		4,293,256
95	Sika AG (a)		328,479
65,000	Singapore Technologies Engineering Ltd (a)		185,755
16,429	Skanska AB Class B (a)		338,819

Shares			Fair Value

Industrial — (continued)
18,101	SKF AB Class B (a)	$	376,832
2,500	SMC Corp (a)		689,352
17,525	Smiths Group PLC (a)		357,909
1,008	Sulzer AG (a)		123,609
22,000	Sumitomo Heavy Industries Ltd (a)		123,911
47,821	Sydney Airport (a)		178,542
55,000	Taiheiyo Cement Corp (a)		207,439
48,000	Taisei Corp (a)		270,801
62,500	Techtronic Industries Co (a)		180,227
21,545	Tenaris SA (a)		491,649
4,421	Thales SA (a)		235,296
5,500	THK Co Ltd (a)		137,054
21,793	TNT Express NV (a)		137,483
46,000	Tobu Railway Co Ltd (a)		231,296
50,000	Tokyu Corp (a)		327,692
33,375	Toll Holdings Ltd (a)		164,625
185,000	Toshiba Corp (a)		858,804
14,000	TOTO Ltd (a)		154,022
6,500	Toyo Seikan Group Holdings Ltd (a)		80,581
5,206	Vallourec SA (a)		239,581
21,664	Vinci SA (a)		1,257,187
6,791	Wartsila OYJ Abp (a)		302,604
9,749	Weir Group PLC (a)		393,556
7,400	West Japan Railway Co (a)		331,171
9,926	WorleyParsons Ltd (a)		132,972
16,700	Yamato Holdings Co Ltd (a)		310,973
88,000	Yangzijiang Shipbuilding Holdings Ltd (a)		81,314
9,000	Yaskawa Electric Corp (a)(c)		122,307
10,800	Yokogawa Electric Corp (a)		142,001
6,633	Zardoya Otis SA (a)		82,211
8,644	Zodiac Aerospace (a)		275,647

			67,557,317

Technology — 2.30%
17,231	Amadeus IT Holding SA Class A (a)		643,259
64,624	ARM Holdings PLC (a)		940,995
11,400	ASM Pacific Technology Ltd		112,828
16,336	ASML Holding NV (a)		1,618,067
3,544	AtoS (a)		256,643
51,800	Canon Inc (a)(d)		1,685,362
6,696	Cap Gemini SA (a)		480,197
20,365	Computershare Ltd (a)		216,553
5,662	Dassault Systemes (a)		363,722
86,000	Fujitsu Ltd (a)		529,293
3,520	Gemalto NV (a)(c)		323,206
18,900	GungHo Online Entertainment Inc (a)(c)		89,979
49,638	Infineon Technologies AG (a)		510,923
1,000	Itochu Techno-Solutions Corp (a)		42,032
4,700	Konami Corp (a)(c)		98,012
5,400	Nomura Research Institute Ltd (a)		174,636
5,900	NTT Data Corp (a)		212,826
1,800	Oracle Corp Japan (a)		70,257
2,100	Otsuka Corp (a)		83,614
31,400	Ricoh Co Ltd (a)		337,340
4,500	Rohm Co Ltd (a)		283,343

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Technology — (continued)
50,588	Sage Group PLC (a)	$	298,725
41,966	SAP SE (a)		3,028,687
5,900	Seiko Epson Corp (a)(c)		284,279
27,248	STMicroelectronics NV (a)(c)		210,375
5,300	TDK Corp (a)		296,483
7,800	Tokyo Electron Ltd (a)		508,367
2,413	Xero Ltd (a)(b)		40,555

			13,740,558

Utilities — 3.80%
29,276	AGL Energy Ltd (a)		346,802
76,881	AusNet Services (a)(b)		91,707
228,021	Centrica PLC (a)		1,136,068
30,300	Chubu Electric Power Co Inc (a)(b)		347,857
14,100	Chugoku Electric Power Co Inc (a)		180,812
87,500	CLP Holdings Ltd (a)		702,858
13,652	Contact Energy Ltd (a)		63,734
91,418	E.ON SE (a)		1,669,455
102,368	EDP - Energias de Portugal SA (a)		446,394
5,000	Electric Power Development Co Ltd (a)		163,377
11,111	Electricite de France SA (a)		364,518
9,118	Enagas SA (a)		293,227
300,794	Enel SpA (a)		1,591,244
20,204	Fortum OYJ (a)		492,615
16,255	Gas Natural SDG SA (a)		478,171
66,152	GDF Suez (a)		1,659,131
8,100	Hokuriku Electric Power Co (a)		106,408
285,312	Hong Kong & China Gas Co Ltd		618,770
232,843	Iberdrola SA (a)		1,664,347
33,200	Kansai Electric Power Co Inc (a)(b)		313,709
18,300	Kyushu Electric Power Co Inc (a)(b)		197,253
170,281	National Grid PLC (a)		2,446,380
49,857	Origin Energy Ltd (a)		652,034
81,000	Osaka Gas Co Ltd (a)		325,254
63,000	Power Assets Holdings Ltd (a)		556,839
4,953	Red Electrica Corp SA (a)		428,722
22,486	RWE AG (a)		875,172
10,644	Severn Trent PLC (a)		323,216
6,900	Shikoku Electric Power Co Inc (a)(b)		88,531
93,982	Snam SpA (a)		518,953
44,706	SSE PLC (a)		1,118,724
13,431	Suez Environnement Co (a)		227,178
70,548	Terna Rete Elettrica Nazionale SpA (a)		354,123
20,000	Toho Gas Co Ltd (a)		112,615
21,200	Tohoku Electric Power Co Inc (a)		240,946
64,900	Tokyo Electric Power Co Inc (a)(b)		227,234
110,000	Tokyo Gas Co Ltd (a)		618,104
30,207	United Utilities Group PLC (a)		394,342
18,462	Veolia Environnement SA (a)		325,543

			22,762,367

TOTAL COMMON STOCK — 97.09% (Cost $521,073,407)		$	580,880,427

Shares		Fair Value

PREFERRED STOCK
Consumer, Cyclical — 0.29%
2,426	Bayerische Motoren Werke AG (a) $	196,768
7,427	Volkswagen AG (a)	1,533,743

		1,730,511

Consumer, Non-cyclical — 0.13%
8,189	Henkel AG & Co KGaA (a)	815,239

TOTAL PREFERRED STOCK — 0.42% (Cost $2,360,362)	$	2,545,750

RIGHTS
Financial — 0.00%(e)
268,122	Banco Bilbao Vizcaya Argentaria SA (b)	26,754
82,477	Banco Popular Espanol SA (b)	1,146

TOTAL RIGHTS — 0.00%(e) (Cost $21,600)	$	27,900

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.33%
$ 2,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014	2,000,000

U.S. Government Agency Bonds and Notes — 0.84%
2,500,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2014	2,500,000
2,500,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014	2,500,000

		5,000,000

U.S. Treasury Bonds and Notes — 0.31%
1,840,000	U.S. Treasury Bills(f) 0.02%, 12/11/2014	1,839,942

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Repurchase Agreements — 0.98%
$ 1,386,297	Undivided interest of 1.51% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $1,386,297 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (g)	$	1,386,297

291,842	Undivided interest of 19.20% in a repurchase agreement (principal amount/value $1,519,941 with a maturity value of $1,519,941) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $291,842 on 10/1/14 collateralized by U.S. Treasury securities, 0.00% - 9.00%, 1/15/15 - 8/15/43, with a value of $1,550,340. (g)(h)		291,842

1,386,297	Undivided interest of 2.33% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $1,386,297 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (g)		1,386,297

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 1,386,297	Undivided interest of 3.57% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $1,386,297 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (g)(h)	$	1,386,297

1,386,297	Undivided interest of 5.33% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $1,386,297 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (g)		1,386,297

			5,837,030

TOTAL SHORT TERM INVESTMENTS — 2.46% (Cost $14,676,972)		$	14,676,972

TOTAL INVESTMENTS — 99.97% (Cost $538,132,341)		$	598,131,049

OTHER ASSETS & LIABILITIES, NET — 0.03%		$	186,957

TOTAL NET ASSETS — 100.00%		$	598,318,006

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 30, 2014.
(d)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Collateral received for securities on loan.
(h)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

DJ EURO STOXX 50 Index Long Futures	118	EUR	3,803,140	December 2014	$31,734

FTSE 100 Equity Index Long Futures	44	GBP	2,906,420	December 2014	(70,264)

SFE SPI 200 Equity Index Long Futures	14	AUD	1,849,050	December 2014	(41,893)

TSE TOPIX Equity Index Long Futures	26	JPY	344,890,000	December 2014	30,266

			Net Depreciation		$(50,157)

At September 30, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

BA	GBP	468,700	USD	759,307	December 2014	$(2)
BA	JPY	65,955,000	USD	609,738	December 2014	(7,843)
BA	USD	121,972	JPY	13,255,000	December 2014	1,009
BB	AUD	264,200	USD	229,417	December 2014	596
BB	EUR	512,500	USD	653,810	December 2014	(6,131)
BB	GBP	338,900	USD	552,008	December 2014	(2,982)
BB	JPY	26,730,000	USD	244,740	December 2014	(806)
BB	USD	119,141	AUD	135,200	December 2014	1,436
BB	USD	4,751,857	GBP	2,900,500	December 2014	52,979
BB	USD	3,538,964	JPY	384,395,000	December 2014	31,037
BNP	AUD	136,100	USD	122,573	December 2014	(4,084)
BNP	EUR	32,100	USD	41,651	December 2014	(1,084)
BNP	GBP	67,700	USD	110,517	December 2014	(842)
CIT	AUD	3,184,400	USD	2,859,566	December 2014	(87,224)
CIT	EUR	6,469,700	USD	8,372,639	December 2014	(196,469)
CIT	GBP	6,673,690	USD	10,808,863	December 2014	2,671
CIT	JPY	841,479,162	USD	7,870,230	December 2014	(191,025)
CS	EUR	888,097	USD	1,149,162	December 2014	(26,817)
DB	USD	1,583,125	AUD	1,765,092	December 2014	46,434
DB	USD	4,460,473	EUR	3,443,899	December 2014	108,199
DB	USD	4,154,507	GBP	2,563,740	December 2014	1,189
DB	USD	3,118,757	JPY	334,038,530	December 2014	70,375
RBC	AUD	273,800	USD	245,243	December 2014	(6,872)
RBC	EUR	964,000	USD	1,235,554	December 2014	(17,286)
RBC	GBP	265,000	USD	430,458	December 2014	(1,151)
RBC	JPY	78,130,000	USD	725,591	December 2014	(12,589)

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

RBC	USD	1,653,790	AUD	1,876,000	December 2014	$20,542
RBC	USD	5,018,360	EUR	3,892,800	December 2014	98,782
WES	AUD	1,182,226	USD	1,074,868	December 2014	(45,621)
WES	EUR	1,604,993	USD	2,076,010	December 2014	(47,679)

					Net Depreciation	$(221,258)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclays Bank PLC
BNP	BNP Paribas Bank
CIT	Citigroup Inc
CS	Credit Suisse Group AG
DB	Deutsche Bank
RBC	Royal Bank of Canada
WES	Wespac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Summary of Investments by Country as of September 30, 2014.

Country	Fair Value	Percentage of Fund Investments

Australia	$45,344,566	7.58%
Austria	1,229,648	0.20
Belgium	7,293,883	1.22
Bermuda	454,400	0.08
China	81,314	0.01
Denmark	9,131,065	1.53
Finland	5,149,835	0.86
France	56,697,648	9.48
Germany	50,890,906	8.51
Hong Kong	17,060,387	2.85
Ireland	4,996,002	0.83
Israel	3,191,663	0.53
Italy	13,949,665	2.33
Japan	122,119,406	20.42
Luxembourg	2,232,999	0.37
Mexico	129,430	0.02
Netherlands	23,519,243	3.93
New Zealand	722,820	0.12
Norway	4,285,527	0.72
Portugal	1,062,688	0.18
Singapore	8,474,423	1.42
South Africa	219,324	0.04
Spain	20,853,445	3.49
Sweden	17,606,501	2.94
Switzerland	57,440,179	9.60
United Kingdom	108,819,289	18.20
United States	15,174,793	2.54

Total	$598,131,049	100.00%

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

  September 30, 2014

		Level 1		Level 2	Level 3		Total
Assets

Investments, at fair value:
Equity Investments:
Foreign Common Stock	$	6,718,205	$	574,162,222	$—	$	580,880,427
Preferred Stock		—		2,545,750	—		2,545,750
Rights		27,900		—	—		27,900
Short Term Investments		—		14,676,972	—		14,676,972

Total investments, at fair value		6,746,105		591,384,944	0		598,131,049
Other Financial Investments:
Futures Contracts (a)		62,000		—	—		62,000
Forward Foreign Currency Contracts (a)		—		435,249	—		435,249

Total Assets	$	6,808,105	$	591,820,193	$0	$	598,628,298

Liabilities

Other Financial Investments:
Futures Contracts (a)		112,157		—	—		112,157
Forward Foreign Currency Contracts (a)		—		656,507	—		656,507

Total Liabilities	$	112,157	$	656,507	$0	$	768,664

(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2014, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)

Basic Materials	$114,660	$630,540
Communications	$1,285,077	$1,699,518
Consumer, Cyclical	$96,091	$288,516
Consumer, Non-cyclical	$296,346	$203,833
Energy	$412,834	$310,506
Financial	$1,078,982	$402,812
Industrial	$640,214	$121,435
Technology	$363,722	-
Utilities	$492,615	$618,770

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2014

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

  September 30, 2014

2.   RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 192 futures contracts for the reporting period.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $49,451,066 in forward foreign currency contracts for the reporting period.

  September 30, 2014

3.   UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $539,288,010. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $93,076,705 and gross depreciation of investments in which there was an excess of tax cost over value of $34,233,666 resulting in net appreciation of $58,843,039.

4.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $5,501,304 and received collateral of $5,837,030 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 6.61%
56,600	Century Aluminum Co (a)	$	1,469,902
41,800	China XD Plastics Co Ltd (a)(b)		228,646
600	Compass Minerals International Inc		50,568
4,200	Globe Specialty Metals Inc		76,398
68,100	Gold Resource Corp		348,672
90,200	Noranda Aluminum Holding Corp		407,704
77,000	Stillwater Mining Co (a)(b)		1,157,310
5,400	United States Steel Corp (b)		211,518
7,200	US Silica Holdings Inc		450,072
18,800	Xerium Technologies Inc (a)		274,668

			4,675,458

Communications — 5.71%
21,600	Comtech Telecommunications Corp		802,440
36,400	Harmonic Inc (a)		230,776
26,700	IDT Corp Class B		428,802
41,900	Inteliquent Inc		521,655
7,400	PC-Tel Inc		56,166
81,900	Polycom Inc (a)		1,006,142
23,400	Spok Holdings Inc		304,434
35,400	VASCO Data Security International Inc (a)		664,812
500	WebMD Health Corp (a)		20,905

			4,036,132

Consumer, Cyclical — 6.72%
13,400	Ambassadors Group Inc (a)		49,580
12,100	Barnes & Noble Inc (a)		238,854
11,900	Big Lots Inc		512,295
10,400	Build-A-Bear Workshop Inc (a)		136,032
12,700	China Automotive Systems Inc (b)		116,586
10,100	Citi Trends Inc (a)		223,210
10,000	Iconix Brand Group Inc (a)		369,400
52,200	Isle of Capri Casinos Inc (a)		391,500
26,400	Kimball International Inc Class B		397,320
5,700	Lakes Entertainment Inc (a)		47,481
19,300	Motorcar Parts of America Inc (a)		525,153
3,900	Oshkosh Corp		172,185
37,200	Skullcandy Inc (a)		289,788
900	Strattec Security Corp		73,215
24,100	Tower International Inc (a)		607,079
12,300	Trans World Entertainment Corp		45,018
5,700	Visteon Corp (a)		554,325

			4,749,021

Consumer, Non-cyclical — 17.28%
8,300	Addus HomeCare Corp (a)		162,680
39,500	Affymetrix Inc (a)(b)		315,210
13,700	Alliance HealthCare Services Inc (a)		309,757
57,900	ARC Document Solutions Inc (a)		468,990
6,000	BioSpecifics Technologies Corp (a)		211,800
5,600	Cal-Maine Foods Inc		500,248

Shares			Fair Value

Consumer, Non-cyclical — (continued)
4,500	Career Education Corp (a)	$	22,860
41,200	Convergys Corp (b)		734,184
8,000	CRA International Inc (a)		203,440
5,200	CSS Industries Inc		126,100
22,600	Cumberland Pharmaceuticals Inc (a)		111,644
48,000	Depomed Inc (a)		729,120
12,300	Farmer Bros Co (a)		356,085
88,200	Global Cash Access Holdings Inc (a)		595,350
6,900	Heidrick & Struggles International Inc		141,726
26,300	Hyperion Therapeutics Inc (a)(b)		663,286
45,000	Information Services Group Inc (a)		171,000
3,100	John B Sanfilippo & Son Inc		100,316
3,400	K12 Inc (a)		54,264
9,400	Lannett Co Inc (a)		429,392
24,600	Live Nation Entertainment Inc (a)		590,892
14,600	Myriad Genetics Inc (a)(b)		563,122
2,400	NuVasive Inc (a)		83,688
27,700	Omega Protein Corp (a)		346,250
5,300	Pain Therapeutics Inc (a)		20,723
39,300	POZEN Inc (b)		288,462
52,400	RadNet Inc (a)		346,888
25,100	Repligen Corp (a)		499,741
57,200	RPX Corp (a)		785,356
4,800	RR Donnelley & Sons Co		79,008
9,500	Sagent Pharmaceuticals Inc (a)		295,450
11,200	Sanderson Farms Inc (b)		985,040
16,300	SUPERVALU Inc (a)		145,722
15,000	Symmetry Medical Inc (a)		151,350
4,900	United Therapeutics Corp (a)		630,385

			12,219,529

Energy — 8.48%
103,900	Abraxas Petroleum Corp (a)		548,592
600	Adams Resources & Energy Inc		26,574
2,800	Apco Oil & Gas International Inc (a)		36,092
4,700	Clayton Williams Energy Inc (a)		453,315
20,800	Comstock Resources Inc		387,296
66,500	Gran Tierra Energy Inc (a)		368,410
25,500	Green Plains Inc		953,445
9,500	Jones Energy Inc Class A (a)		178,410
47,100	Pioneer Energy Services Corp (a)		660,342
11,300	REX American Resources Corp (a)		823,544
12,700	Stone Energy Corp (a)		398,272
74,700	VAALCO Energy Inc (a)		634,950
99,300	Warren Resources Inc (a)		526,290

			5,995,532

Financial — 34.71%
13,300	Access National Corp		215,859
11,300	American Assets Trust Inc REIT		372,561
13,000	AmTrust Financial Services Inc (b)		517,660
37,600	Anworth Mortgage Asset Corp REIT		180,104
30,600	Arbor Realty Trust Inc REIT		206,244
12,600	Aspen Insurance Holdings Ltd		538,902

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Financial — (continued)
400	BancFirst Corp	$	25,024
17,400	Banco Latinoamericano de Comercio Exterior SA		533,832
6,300	BBX Capital Corp Class A (a)		109,809
3,200	C&F Financial Corp		106,464
19,300	Cardinal Financial Corp		329,451
86,800	Cedar Realty Trust Inc REIT		512,120
7,500	Central Pacific Financial Corp		134,475
3,100	Century Bancorp Inc Class A		107,322
24,600	Charter Financial Corp		263,220
6,400	Citizens & Northern Corp		121,600
30,400	Crawford & Co Class B		250,800
8,400	CVB Financial Corp		120,540
13,000	Douglas Emmett Inc REIT		333,710
41,500	DuPont Fabros Technology Inc REIT		1,122,160
9,200	Endurance Specialty Holdings Ltd		507,656
11,700	Equity Lifestyle Properties Inc REIT		495,612
11,400	Extra Space Storage Inc REIT		587,898
11,200	Federated National Holding Co		314,608
87,000	FelCor Lodging Trust Inc REIT		814,320
700	First Business Financial Services Inc		30,730
8,000	First Defiance Financial Corp		216,080
25,000	First Interstate BancSystem Inc		664,250
16,100	First Merchants Corp		325,381
54,600	First Niagara Financial Group Inc		454,818
1,700	Geo Group Inc REIT		64,974
5,700	Getty Realty Corp REIT		96,900
14,500	Hanmi Financial Corp		292,320
600	HCI Group Inc		21,594
5,800	Horizon Bancorp		133,632
9,700	Independent Bank Corp		115,624
8,600	Inland Real Estate Corp REIT		85,226
13,500	Investment Technology Group Inc (a)		212,760
69,800	iStar Financial Inc REIT (a)(b)		942,300
15,000	Lakeland Financial Corp		562,500
8,700	MainSource Financial Group Inc		150,075
1,200	Merchants Bancshares Inc		33,828
4,100	Monarch Financial Holdings Inc (b)		51,496
33,500	Montpelier Re Holdings Ltd		1,041,515
6,400	National Health Investors Inc REIT (b)		365,696
52,000	National Penn Bancshares Inc		504,920
12,000	Nelnet Inc Class A		517,080
27,100	OFG Bancorp		405,958
10,800	Orrstown Financial Services Inc (a)		176,148
6,900	Peoples Bancorp Inc		163,875
1,900	Piedmont Office Realty Trust Inc REIT Class A		33,516
1,900	Potlatch Corp REIT		76,399
2,100	Preferred Bank (a)		47,292
3,300	Pulaski Financial Corp		37,950
28,800	Radian Group Inc		410,688
7,700	Regional Management Corp (a)		138,215
3,400	Republic Bancorp Inc Class A		80,546
33,600	Retail Properties of America Inc REIT Class A		491,568

Shares			Fair Value

Financial — (continued)
48,100	RLJ Lodging Trust REIT	$	1,369,407
8,100	Ryman Hospitality Properties Inc REIT (b)		383,130
4,700	Security National Financial Corp Class A (a)		23,359
13,400	Simmons First National Corp Class A		516,168
20,700	Southwest Bancorp Inc		339,480
4,800	Sovran Self Storage Inc REIT		356,928
2,200	Stock Yards Bancorp Inc		66,220
74,700	Strategic Hotels & Resorts Inc REIT (a)		870,255
11,700	Suffolk Bancorp		227,097
2,300	Symetra Financial Corp		53,659
16,200	United Community Banks Inc		266,652
800	United Fire Group Inc		22,216
26,100	United Insurance Holdings Corp		391,500
45,200	Universal Insurance Holdings Inc		584,436
5,100	Washington Federal Inc		103,836
4,500	Washington Trust Bancorp Inc		148,455
18,300	West Bancorporation Inc		258,579
86,400	Wilshire Bancorp Inc		797,472

			24,546,654

Industrial — 6.72%
4,750	Alliant Techsystems Inc		606,290
33,700	ArcBest Corp		1,257,010
19,000	Argan Inc		634,220
8,200	Ballantyne Strong Inc (a)		36,490
10,000	Benchmark Electronics Inc (a)		222,100
6,000	Broadwind Energy Inc (a)		44,940
13,100	Ducommun Inc (a)		359,071
2,400	Fabrinet (a)		35,040
1,400	Greenbrier Cos Inc (a)(b)		102,732
8,000	ITT Corp		359,520
12,400	Kadant Inc		484,220
2,000	Lawson Products Inc (a)		44,580
3,000	PAM Transportation Services Inc (a)		108,750
13,500	USA Truck Inc (a)(b)		236,655
10,600	Willis Lease Finance Corp (a)(b)		217,512

			4,749,130

Technology — 5.75%
55,900	Brocade Communications Systems Inc		607,633
29,000	Digital River Inc (a)		421,080
4,100	DST Systems Inc		344,072
13,800	Lexmark International Inc Class A		586,500
10,900	MaxLinear Inc Class A (a)		74,992
10,100	NCI Inc Class A (a)		96,051
11,200	Pericom Semiconductor Corp (a)		109,088
20,000	Pitney Bowes Inc		499,800

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Technology — (continued)
57,500	Take-Two Interactive Software Inc (a)	$	1,326,525

			4,065,741

Utilities — 4.18%
12,400	American States Water Co		377,208
47,400	Atlantic Power Corp		112,812
7,350	Chesapeake Utilities Corp		306,201
17,600	El Paso Electric Co		643,280
28,600	Ormat Technologies Inc (b)		751,322
15,800	Southwest Gas Corp		767,564

			2,958,387

TOTAL COMMON STOCK — 96.16% (Cost $60,959,638)		$	67,995,584

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.19%
$ 135,000	U.S. Treasury Bills(c) 0.03%, 03/12/2015		134,983

Repurchase Agreements — 8.38%
1,406,637	Undivided interest of 1.53% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $1,406,637 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (d)		1,406,637

1,406,637	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $1,406,637 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (d)		1,406,637

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 296,125	Repurchase agreement (principal amount/value $296,138 with a maturity value of $296,138) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $296,125 on 10/1/14 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 10/31/14 - 11/15/43, with a value of $302,061. (d)(e)	$	296,125

1,406,637	Undivided interest of 2.36% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $1,406,637 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (d)		1,406,637

1,406,637	Undivided interest of 5.41% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $1,406,637 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115 (d)		1,406,637

			5,922,673

TOTAL SHORT TERM INVESTMENTS — 8.57% (Cost $6,057,648)		$	6,057,656

TOTAL INVESTMENTS — 104.73% (Cost $67,017,286)		$	74,053,240

OTHER ASSETS & LIABILITIES, NET — (4.73)%		$	(3,341,461)

TOTAL NET ASSETS — 100.00%		$	70,711,779

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
(e)	The rate of the repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

Russell 2000 Mini Long Futures	23	USD	$ 2,522,180	December 2014	$ (85,980)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$64,624,997	$—	$—	$64,624,997
Foreign Common Stock	3,370,587	—	—	3,370,587
Short Term Investments	—	6,057,656	—	6,057,656

Total Assets	$67,995,584	$6,057,656	$0	$74,053,240

Liabilities

Other Financial Investments:
Futures Contracts (a)	85,980	—	—	85,980

Total Liabilities	$85,980	$0	$0	$85,980

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.   RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund.

  September 30, 2014

Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund may at times hold cash. In an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index-like returns for that cash component. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. Index futures contracts are not constituents of the Fund’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 13 futures contracts for the reporting period.

3.    UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $67,109,355. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $9,804,238 and gross depreciation of investments in which there was an excess of tax cost over value of $2,860,353 resulting in net appreciation of $6,943,885.

4.    SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $5,747,007 and received collateral of $5,922,673 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 0.33%
$293,085	Community Program Loan Trust Series 1987-A, Class A5 4.50%, 04/01/2029	$295,653
1,500,000	Ford Auto Securitization Trust (a) Series 2014-R2A, Class A2 CAD, 1.59%, 12/15/2017	1,339,707
200,000	GS Mortgage Securities Trust (b) Series 2007-GG10, Class AM 5.99%, 08/10/2045	207,362
823,065	Institutional Mortgage Securities Canada Inc(a) Series 2014-5A, Class A1 CAD, 2.00%, 01/12/2019	734,883

TOTAL ASSET-BACKED SECURITIES — 0.33% (Cost $2,558,407)		$2,577,605

CORPORATE BONDS AND NOTES
Basic Materials — 5.57%
	Alcoa Inc
140,000	5.87%, 02/23/2022	149,418
8,335,000	5.90%, 02/01/2027	8,730,546
255,000	6.75%, 01/15/2028	289,339
	ArcelorMittal
935,000	6.13%, 06/01/2018	991,100
80,000	6.00%, 03/01/2021	84,100
895,000	7.50%, 10/15/2039	921,850
3,170,000	7.25%, 03/01/2041	3,177,925
3,565,000	Barminco Finance Property Ltd(a)(c) 9.00%, 06/01/2018	3,083,725
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	535,334
3,485,000	5.25%, 04/01/2042	3,198,930
2,825,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,795,849
	Cliffs Natural Resources Inc(c)
350,000	4.80%, 10/01/2020	271,250
170,000	4.88%, 04/01/2021	129,625
1,655,000	6.25%, 10/01/2040	1,170,912
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	142,945
700,000	7.25%, 06/01/2028	913,508
90,000	8.88%, 05/15/2031	134,702
3,910,000	Hercules Inc 6.50%, 06/30/2029	3,479,900
1,000,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	952,500
	Methanex Corp
3,675,000	6.00%, 08/15/2015	3,836,197
190,000	5.25%, 03/01/2022	208,830
	Momentive Specialty Chemicals Inc
480,000	9.20%, 03/15/2021	464,400
2,220,000	7.88%, 02/15/2023	1,992,450
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	1,753,619

Principal Amount		Fair Value

Basic Materials — (continued)
$600,000	Rain CII Carbon LLC / CII Carbon Corp(a) 8.25%, 01/15/2021	$624,000
	United States Steel Corp
680,000	7.50%, 03/15/2022(c)	731,000
1,960,000	6.65%, 06/01/2037	1,857,100
	Westvaco Corp
485,000	8.20%, 01/15/2030	636,203
230,000	7.95%, 02/15/2031	296,001

		43,553,258

Communications — 6.35%
	Alcatel-Lucent USA Inc
2,325,000	6.75%, 11/15/2020(a)	2,359,875
250,000	6.50%, 01/15/2028	235,625
7,545,000	6.45%, 03/15/2029	7,111,162
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,751,216
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(a)
280,000	5.25%, 02/15/2022	279,650
695,000	5.88%, 03/15/2025	698,475
	CenturyLink Inc
860,000	7.60%, 09/15/2039	849,250
425,000	7.65%, 03/15/2042	418,625
305,000	Consolidated Communications Finance II Co(a) 6.50%, 10/01/2022	303,475
950,000	Corning Inc 7.25%, 08/15/2036	1,207,493
1,540,000	Eircom Finance Ltd(a) EUR, 9.25%, 05/15/2020	2,105,579
775,000	Embarq Corp 8.00%, 06/01/2036	837,697
290,000	Lamar Media Corp 5.00%, 05/01/2023	279,125
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019	117,563
420,000	7.00%, 06/01/2020	442,575
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	69,162
	Portugal Telecom International Finance
300,000	EUR, 5.00%, 02/08/2016	398,810
1,350,000	EUR, 5.00%, 11/04/2019	1,803,673
1,300,000	EUR, 4.50%, 06/16/2025	1,625,554
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	275,000
150,000	7.63%, 08/03/2021	166,875
1,960,000	6.88%, 07/15/2028	1,940,498
3,500,000	7.75%, 02/15/2031	3,578,750
	Qwest Corp
500,000	7.25%, 09/15/2025	583,160
2,155,000	6.88%, 09/15/2033	2,150,556
	Sprint Capital Corp
435,000	6.90%, 05/01/2019	457,294
5,084,000	6.88%, 11/15/2028	4,855,220
130,000	8.75%, 03/15/2032	141,863

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
	Sprint Communications Inc
$606,000	6.00%, 12/01/2016	$637,436
325,000	6.00%, 11/15/2022	315,250
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	497,500
940,000	6.00%, 09/30/2034	920,025
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	247,312
200,000	GBP, 5.29%, 12/09/2022	360,801
400,000	GBP, 5.38%, 02/02/2026	714,358
525,000	7.05%, 06/20/2036	665,033
35,000	Time Warner Cable Inc 5.88%, 11/15/2040	41,182
1,300,000	UPC Holding BV(a) EUR, 6.38%, 09/15/2022	1,765,877
2,100,000	Videotron Ltd(a) CAD, 5.63%, 06/15/2025	1,889,147
400,000	Virgin Media Finance PLC(a) 6.00%, 10/15/2024	400,500
4,000,000	VTR Finance BV(a) 6.88%, 01/15/2024	4,140,000

		49,638,221

Consumer, Cyclical — 11.08%
278,860	Air Canada 2013-1 Class B Pass Through Trust(a) 5.38%, 05/15/2021	285,832
379,490	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	384,726
188,451	American Airlines 2013-1 Class B Pass Through Trust(a) 5.63%, 01/15/2021	194,104
6,079,155	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	6,497,401
7,440,000	American Airlines Group Inc(a)(c) 5.50%, 10/01/2019	7,347,000
421,593	Atlas Air 1998-1 Class B Pass Through Trust(d) 7.68%, 01/02/2016	428,971
351,820	Atlas Air 1999-1 Class B Pass Through Trust(d)(e) 7.63%, 01/02/2015	357,098
913,951	Atlas Air 1999-1 Class C Pass Through Trust(d)(f) 8.77%, 01/02/2011	1,197,276
138,101	Atlas Air 2000-1 Class B Pass Through Trust(d) 9.06%, 01/02/2016	148,458
1,360,000	Beazer Homes USA Inc 7.25%, 02/01/2023	1,353,200
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	13,987,400
14,878	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	16,403

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$199,443	Continental Airlines 2001-1 Class B Pass Through Trust 7.37%, 12/15/2015	$210,154
94,358	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	100,491
645,000	Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 04/29/2018	683,700
949,852	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	1,106,578
228,518	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	257,083
	Dillard’s Inc
430,000	6.63%, 01/15/2018	469,775
500,000	7.88%, 01/01/2023	567,500
1,070,000	7.75%, 07/15/2026	1,171,650
850,000	Foot Locker Inc(d) 8.50%, 01/15/2022	929,621
	Ford Motor Co
155,000	6.50%, 08/01/2018	179,123
245,000	7.13%, 11/15/2025(c)	301,778
265,000	7.50%, 08/01/2026	334,263
50,000	6.63%, 02/15/2028	58,340
755,000	6.63%, 10/01/2028	928,454
2,080,000	6.38%, 02/01/2029	2,476,810
2,035,000	7.45%, 07/16/2031	2,686,863
1,440,000	7.40%, 11/01/2046	1,964,789
1,215,000	GameStop Corp(a)(c) 5.50%, 10/01/2019	1,199,812
1,800,000	Group 1 Automotive Inc(a) 5.00%, 06/01/2022	1,741,500
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	2,858,670
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	128,650
45,000	K Hovnanian Enterprises Inc 5.00%, 11/01/2021	39,150
450,000	KB Home 4.75%, 05/15/2019	437,625
	Lennar Corp
1,925,000	5.60%, 05/31/2015	1,965,906
1,760,000	4.50%, 06/15/2019	1,744,600
1,330,000	4.75%, 11/15/2022	1,286,775
	New Albertsons Inc
580,000	7.75%, 06/15/2026	548,100
755,000	6.63%, 06/01/2028	615,325
4,715,000	7.45%, 08/01/2029	4,290,650
75,000	8.70%, 05/01/2030	73,875
1,280,000	8.00%, 05/01/2031	1,216,000
2,410,000	Owens & Minor Inc 6.35%, 04/15/2016	2,613,968
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	997,500
3,870,000	6.00%, 02/15/2035	3,676,500
2,723,847	Servus Luxembourg Holding SCA(a) EUR, 7.75%, 06/15/2018	3,653,815

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$665,000	Toro Co 6.63%, 05/01/2037	$770,766
1,420,000	Toys R Us Inc(c) 7.38%, 10/15/2018	979,800
347,764	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	375,585
136,942	United Airlines 2009-1 Pass Through Trust 10.40%, 11/01/2016	151,663
1,065,000	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	1,070,325
613,587	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	711,761
1,302,574	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,458,883
2,293,398	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,568,606
1,525,308	US Airways 2012-1 Class C Pass Through Trust 9.13%, 10/01/2015	1,593,946
932,011	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	971,622
275,000	Weyerhaeuser Real Estate Co(a) 4.38%, 06/15/2019	268,813

		86,635,032

Consumer, Non-cyclical — 3.78%
430,000	BioScrip Inc(a) 8.88%, 02/15/2021	440,212
620,000	Boston Scientific Corp 6.00%, 01/15/2020	706,875
970,000	Crestview DS Merger Sub II Inc 10.00%, 09/01/2021	1,071,850
285,000	Delhaize Group SA 5.70%, 10/01/2040	302,482
1,300,000	DP World Ltd(a) 6.85%, 07/02/2037	1,457,690
	HCA Inc
150,000	6.38%, 01/15/2015	151,313
150,000	7.19%, 11/15/2015	156,750
130,000	5.88%, 03/15/2022	136,663
45,000	4.75%, 05/01/2023	43,988
1,875,000	5.88%, 05/01/2023	1,917,187
395,000	7.50%, 12/15/2023	430,550
575,000	8.36%, 04/15/2024	661,250
765,000	7.69%, 06/15/2025	841,500
1,115,000	7.58%, 09/15/2025	1,215,350
2,505,000	7.05%, 12/01/2027	2,517,525
725,000	7.50%, 11/06/2033	761,250
175,000	7.75%, 07/15/2036	189,875

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$285,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(a) 7.88%, 10/01/2022	$284,288
	RR Donnelley & Sons Co
265,000	7.88%, 03/15/2021(c)	290,838
1,970,000	7.00%, 02/15/2022(c)	2,078,350
105,000	6.50%, 11/15/2023	104,738
1,010,000	6.00%, 04/01/2024(c)	997,375
1,964,000	ServiceMaster Co 7.00%, 08/15/2020	2,042,560
3,195,000	SUPERVALU Inc(c) 6.75%, 06/01/2021	3,147,075
425,000	Tenet Healthcare Corp 6.88%, 11/15/2031	410,125
	United Rentals North America Inc
445,000	7.63%, 04/15/2022	483,937
775,000	6.13%, 06/15/2023	796,312
4,850,000	5.75%, 11/15/2024	4,910,625
985,000	Valeant Pharmaceuticals International(a) 6.38%, 10/15/2020	1,012,087

		29,560,620

Energy — 2.98%
1,162,142	Alta Wind Holdings LLC(a) 7.00%, 06/30/2035	1,324,549
	Baytex Energy Corp(a)
30,000	5.13%, 06/01/2021	29,250
45,000	5.63%, 06/01/2024	43,200
	California Resources Corp(a)
205,000	5.00%, 01/15/2020	208,075
3,395,000	5.50%, 09/15/2021	3,445,925
450,000	6.00%, 11/15/2024	462,375
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020	38,605
35,000	6.88%, 11/15/2020(c)	39,025
395,000	DCP Midstream LLC(a) 6.45%, 11/03/2036	456,279
500,000	EQT Corp 8.13%, 06/01/2019	612,421
200,000	Global Marine Inc 7.00%, 06/01/2028	219,275
760,000	Halcon Resources Corp 8.88%, 05/15/2021	748,600
	Hercules Offshore Inc(a)
3,425,000	8.75%, 07/15/2021	2,979,750
635,000	7.50%, 10/01/2021(c)	511,175
600,000	IFM US Colonial Pipeline 2 LLC(a) 6.45%, 05/01/2021	643,619
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	302,500
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,889,000
	Paragon Offshore PLC(a)(c)
741,000	6.75%, 07/15/2022	626,145
1,714,000	7.25%, 08/15/2024	1,448,330
2,135,000	Precision Drilling Corp(a) 5.25%, 11/15/2024	2,060,275

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
$1,060,000	SandRidge Energy Inc 7.50%, 02/15/2023	$1,029,525
3,205,000	Sidewinder Drilling Inc(a) 9.75%, 11/15/2019	3,205,000

		23,322,898

Financial — 16.86%
100,000	AGFC Capital Trust I(a)(b) 6.00%, 01/15/2067	82,000
	Ally Financial Inc
255,000	3.13%, 01/15/2016	255,000
552,000	8.00%, 12/31/2018	626,520
1,500,000	3.50%, 01/27/2019(c)	1,458,750
3,770,000	5.13%, 09/30/2024	3,694,600
869,000	8.00%, 11/01/2031	1,084,078
	American International Group Inc
80,000	5.45%, 05/18/2017	88,160
145,000	5.85%, 01/16/2018	163,114
60,000	4.88%, 06/01/2022	65,995
75,000	4.13%, 02/15/2024	77,906
1,000,000	Associates Corp of North America 6.95%, 11/01/2018	1,172,779
	Bank of America Corp
50,000	EUR, 0.63%, 09/14/2018(b)	61,970
800,000	5.49%, 03/15/2019	883,166
1,724,000	7.63%, 06/01/2019	2,082,690
800,000	3.30%, 01/11/2023	780,257
450,000	4.00%, 04/01/2024	454,689
1,900,000	6.11%, 01/29/2037	2,174,824
3,110,000,000	Barclays Bank PLC KRW, 3.68%, 08/20/2015	2,987,192
850,000	Camden Property Trust 5.70%, 05/15/2017	937,078
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017	3,233,585
100,000	EUR, 1.44%, 11/30/2017(b)	125,990
5,925,000	3.50%, 05/15/2023	5,680,256
125,000	5.88%, 02/22/2033	140,233
360,000	6.13%, 08/25/2036	412,764
4,641,389	Doric Nimrod Air Alpha 2013-1 Pass Through Trust(a)(c) 6.13%, 11/30/2019	4,919,872
135,000	Duke Realty LP 5.95%, 02/15/2017	148,155
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,308,071
1,900,000	Forethought Financial Group Inc(a) 8.63%, 04/15/2021	2,159,901
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,194,979
400,000	NZD, 6.75%, 09/26/2016	325,809
680,000	NZD, 5.50%, 02/01/2017	542,931
1,210,000	General Motors Financial Co Inc 4.38%, 09/25/2021	1,237,225
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021(g)	7,421,558
1,600,000	6.75%, 10/01/2037	1,910,059
1,560,000	Hanover Insurance Group Inc 6.38%, 06/15/2021	1,789,796

Principal Amount		Fair Value

Financial — (continued)
$2,520,000	HBOS PLC(a) 6.75%, 05/21/2018	$2,850,508
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,898,195
2,200,000	7.50%, 04/15/2018	2,567,140
	International Lease Finance Corp
295,000	6.25%, 05/15/2019	316,093
290,000	8.25%, 12/15/2020	342,563
1,105,000	4.63%, 04/15/2021	1,096,712
1,385,000	5.88%, 08/15/2022	1,447,325
	iStar Financial Inc
20,000	6.05%, 04/15/2015	20,400
115,000	3.88%, 07/01/2016	115,000
110,000	5.85%, 03/15/2017	114,125
575,000	7.13%, 02/15/2018	595,125
350,000	4.88%, 07/01/2018	340,375
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(a) 6.88%, 04/15/2022	339,825
	Jefferies Group LLC
375,000	3.88%, 11/09/2015(c)	385,856
265,000	5.13%, 04/13/2018	288,629
975,000	6.88%, 04/15/2021	1,136,163
1,165,000	5.13%, 01/20/2023	1,238,274
705,000	6.45%, 06/08/2027	789,896
1,140,000	6.25%, 01/15/2036	1,199,967
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	1,020,157
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,213,225
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7.38%, 10/01/2017	602,775
2,115,000	Lloyds Bank PLC(a) 6.50%, 09/14/2020	2,459,043
600,000	MBIA Insurance Corp(a)(b) 11.49%, 01/15/2033	426,000
245,000	MetLife Capital Trust X(a) 9.25%, 04/08/2038	353,413
1,355,000	MetLife Inc 10.75%, 08/01/2039	2,188,325
	Morgan Stanley
100,000	0.71%, 10/15/2015(b)	100,311
1,700,000	AUD, 7.63%, 03/03/2016	1,570,847
300,000	0.68%, 10/18/2016(b)	300,797
1,025,000	AUD, 4.75%, 11/16/2018	915,575
435,000	5.75%, 01/25/2021	494,246
2,225,000	CAD, 3.13%, 08/05/2021	1,965,319
570,000	3.75%, 02/25/2023	569,260
11,545,000	4.10%, 05/22/2023	11,513,113
3,895,000	4.35%, 09/08/2026	3,828,072
3,005,000	Mutual of Omaha Insurance Co(a) 6.80%, 06/15/2036	3,788,569
	Navient LLC
100,000	5.00%, 04/15/2015	101,500
100,000	4.63%, 09/25/2017	101,125
2,175,000	8.45%, 06/15/2018	2,446,875
345,000	5.50%, 01/15/2019	351,900
1,015,000	4.88%, 06/17/2019	1,015,000

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Financial — (continued)
$190,000	5.50%, 01/25/2023	$182,638
3,035,000	5.63%, 08/01/2033	2,556,987
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,122,815
535,000	Penn Mutual Life Insurance Co(a) 6.65%, 06/15/2034	667,770
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%,Perpetual(h)	84,214
905,000	EUR, 5.50%,Perpetual(h)	1,100,773
620,000	6.10%, 06/10/2023	654,654
1,185,000	6.00%, 12/19/2023	1,242,282
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	66,389
400,000	EUR, 6.93%, 04/09/2018	579,743
50,000	EUR, 4.63%, 09/22/2021(b)	64,258
100,000	Santander Financial Issuances Ltd 7.25%, 11/01/2015	106,469
300,000	Santander Issuances SAU(a) 5.91%, 06/20/2016	317,659
1,700,000	Societe Generale SA(a)(b)(c)(h) 5.92%, Perpetual	1,793,500
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017	949,500
825,000	6.90%, 12/15/2017	876,563
2,545,000	6.00%, 06/01/2020	2,583,175
2,055,000	7.75%, 10/01/2021	2,301,600
825,000	8.25%, 10/01/2023	928,125
	XLIT Ltd
575,000	6.38%, 11/15/2024	684,624
725,000	6.25%, 05/15/2027	860,913

		131,814,221

Industrial — 4.26%
	AECOM Technology Corp(a)
215,000	5.75%, 10/15/2022	215,806
225,000	5.88%, 10/15/2024	226,406
1,095,000	Agilent Technologies Inc 6.50%, 11/01/2017	1,262,502
1,650,000	APL Ltd 8.00%, 01/15/2024	1,518,000
2,390,000	Atrium Windows & Doors Inc(a) 7.75%, 05/01/2019	2,318,300
	Bombardier Inc(a)
6,985,000	6.00%, 10/15/2022	6,950,075
1,550,000	CAD, 7.35%, 12/22/2026	1,496,287
425,000	Cleaver-Brooks Inc(a) 8.75%, 12/15/2019	460,063
248,000	Emeco Property Ltd(a) 9.88%, 03/15/2019	246,760
3,500,000	Hellenic Railways Organization SA(b) EUR, 0.66%, 05/24/2016	4,133,354
2,030,000	Jack Cooper Holdings Corp(a) 9.25%, 06/01/2020	2,182,250
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,145,788
1,620,000	6.50%, 08/15/2032	1,620,000
570,000	Meccanica Holdings USA Inc(a) 6.25%, 01/15/2040	538,650

Principal Amount		Fair Value

Industrial — (continued)
$386,000	Missouri Pacific Railroad Co 5.00%, 01/01/2045	$360,199
865,000	Owens Corning 7.00%, 12/01/2036	1,048,361
3,930,000	Rock-Tenn Co 4.00%, 03/01/2023	3,989,489
	TransDigm Inc
2,200,000	7.50%, 07/15/2021	2,348,500
837,000	6.50%, 07/15/2024(a)	833,861
375,000	Transfield Services Ltd(a) 8.38%, 05/15/2020	390,000

		33,284,651

Technology — 0.71%
2,445,000	Amkor Technology Inc 6.38%, 10/01/2022	2,530,575
	First Data Corp
1,057,000	11.25%, 01/15/2021	1,203,659
516,000	10.63%, 06/15/2021	586,950
1,053,000	11.75%, 08/15/2021	1,218,847

		5,540,031

Utilities — 1.65%
2,005,000	AES Corp 4.88%, 05/15/2023	1,904,750
1,150,210	Bruce Mansfield Unit 1 2007 Pass Through Trust 6.85%, 06/01/2034	1,263,912
1,587,000	DPL Inc(a) 6.75%, 10/01/2019	1,614,773
	EDP Finance BV(a)
1,900,000	6.00%, 02/02/2018	2,044,343
3,800,000	4.90%, 10/01/2019	3,924,070
1,900,000	Enel Finance International NV(a) 6.00%, 10/07/2039	2,163,819

		12,915,667

TOTAL CORPORATE BONDS AND NOTES — 53.24% (Cost $383,907,104)		$416,264,599

CONVERTIBLE BONDS
Basic Materials — 0.03%
215,000	RPM International Inc(c) 2.25%, 12/15/2020	241,337

Communications — 1.77%
400,000	Alcatel-Lucent EUR, 0.13%, 01/30/2020	1,839,516
17,200	Axtel SAB de CV(a)(d)(i) 9.00%, 01/31/2015	2,023
	Ciena Corp
3,825,000	0.88%, 06/15/2017(c)	3,750,891
1,045,000	3.75%, 10/15/2018(a)	1,217,425
1,140,000	JDS Uniphase Corp 0.63%, 08/15/2033	1,139,287

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
	Level 3 Communications Inc
$735,000	7.00%, 03/15/2015	$1,253,634
2,670,000	7.00%, 03/15/2015(a)	4,554,019
59,172	Liberty Interactive LLC 3.50%, 01/15/2031	32,323

		13,789,118

Consumer, Cyclical — 0.42%
1,475,000	Ford Motor Co 4.25%, 11/15/2016	2,527,781
780,000	KB Home(c) 1.38%, 02/01/2019	750,750

		3,278,531

Consumer, Non-cyclical — 0.20%
160,000	Hologic Inc(i) 0.00%, 03/01/2018	168,500
570,000	Omnicare Inc 3.75%, 12/15/2025	1,359,094

		1,527,594

Energy — 0.97%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035	379,688
3,265,000	2.50%, 05/15/2037	3,291,528
4,120,000	2.25%, 12/15/2038	3,932,025

		7,603,241

Financial — 0.30%
35,000	iStar Financial Inc 3.00%, 11/15/2016	44,144
195,000	Jefferies Group LLC 3.88%, 11/01/2029	206,213
1,810,000	Old Republic International Corp 3.75%, 03/15/2018	2,118,831

		2,369,188

Industrial — 0.02%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	184,419

Technology — 2.48%
	Intel Corp
4,565,000	2.95%, 12/15/2035	5,808,962
6,090,000	3.25%, 08/01/2039	10,212,169
3,395,000	Nuance Communications Inc 2.75%, 11/01/2031	3,348,319

		19,369,450

TOTAL CONVERTIBLE BONDS — 6.19% (Cost $37,456,256)		$48,362,878

Principal Amount		Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
$35,340,000	CAD, 2.50%, 06/01/2015	$31,870,846
3,625,000	CAD, 3.00%, 12/01/2015	3,310,938
13,981,000	CAD, 1.25%, 02/01/2016	12,516,799
8,945,000	CAD, 1.25%, 09/01/2018	7,920,113
505,000	City of Rome Italy EUR, 5.35%, 01/27/2048	689,110
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	14,160,142
	Mexican Bonos
83,500,000	MXP, 6.50%, 06/10/2021	6,482,679
84,550,000	MXP, 8.00%, 12/07/2023	7,130,082
47,000,000	MXP, 10.00%, 12/05/2024	4,518,600
33,500,000	MXP, 7.50%, 06/03/2027	2,727,347
8,500,000	MXP, 8.50%, 05/31/2029	745,950
11,500,000	MXP, 7.75%, 05/29/2031	945,538
	New South Wales Treasury Corp
8,775,000	AUD, 6.00%, 02/01/2018	8,410,713
10,505,000	AUD, 3.50%, 03/20/2019	9,315,220
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	10,297,083
	Norway Government Bond
18,370,000	NOK, 5.00%, 05/15/2015	2,923,589
34,725,000	NOK, 4.25%, 05/19/2017	5,780,789
6,700,000	Portugal Government International Bond(a)(c) 5.13%, 10/15/2024	6,941,334
300,000	Portugal Telecom International Finance BV EUR, 4.38%, 03/24/2017	395,021
862,692	Province of Alberta Canada CAD, 5.93%, 09/16/2016	814,972

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 17.64% (Cost $141,385,904)		$137,896,865

MUNICIPAL BONDS AND NOTES
1,675,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2034	1,437,569
1,495,000	State of Illinois 5.52%, 04/01/2038	1,472,754
4,495,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	3,290,115

TOTAL MUNICIPAL BONDS AND NOTES — 0.79% (Cost $7,651,039)		$6,200,438

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$100,000,000	0.25%, 09/30/2015(c)	$100,117,200
4,845,000	0.38%, 11/15/2015	4,854,840
5,465,000	0.25%, 12/15/2015	5,466,924
23,310,000	0.25%, 02/29/2016	23,290,886
TOTAL U.S. TREASURY BONDS AND NOTES — 17.10% (Cost $133,532,488)		$133,729,850

Shares

COMMON STOCK
Basic Materials — 0.67%
26,521	PPG Industries Inc	5,217,742

Communications — 0.13%
51,679	Corning Inc	999,472

Consumer, Non-cyclical — 0.23%
13,961	Valeant Pharmaceuticals International Inc (j)	1,831,683

Energy — 0.12%
42,007	Chesapeake Energy Corp	965,741

Industrial — 0.09%
26,029	Owens-Illinois Inc (j)	678,055

TOTAL COMMON STOCK — 1.24% (Cost $5,053,656)		$9,692,693

CONVERTIBLE PREFERRED STOCK
Energy — 0.08%
240	Chesapeake Energy Corp, 5.75%(a)	266,250
3,999	SandRidge Energy Inc, 7.00%	355,911

		622,161

Financial — 0.48%
976	Crown Castle International Corp, 4.50%	102,602
35,349	FelCor Lodging Trust Inc Series A, 1.95%	905,266
51,187	Weyerhaeuser Co Series A, 6.38%	2,778,492

		3,786,360

Industrial — 0.18%
12,500	Stanley Black & Decker Inc Series A, 6.25%(c)	1,403,500

Shares		Fair Value

Convertible Preferred Stock — (continued)
Utilities — 0.04%
6,004	AES Trust III Series A, 6.75%	$308,268

TOTAL CONVERTIBLE PREFERRED STOCK — 0.78% (Cost $5,699,238)		$6,120,289

PREFERRED STOCK
Basic Materials — 0.37%
112,340	ArcelorMittal	2,381,956
43,325	Cliffs Natural Resources Inc (c)	485,240

		2,867,196

Energy — 0.34%
9,493	Chesapeake Energy Corp (c)	927,750
30,000	El Paso Energy Capital Trust I	1,711,875

		2,639,625

Financial — 0.55%
1,838	Ally Financial Inc (a)	1,839,723
1,484	Bank of America Corp	1,701,035
3,200	Health Care REIT Inc	184,500
1,013	iStar Financial Inc	60,274
10,955	SLM Corp	539,862

		4,325,394

Utilities — 0.11%
25,000	Southern California Edison Co	582,500
3,600	Union Electric Co	327,600

		910,100

TOTAL PREFERRED STOCK — 1.37% (Cost $9,104,288)		$10,742,315

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.64%
$5,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014	5,000,000

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 16.26%
$27,671,144	Repurchase agreement (principal amount/value $27,672,261 with a maturity value of $27,672,262) with RBC Capital Markets Corp, 0.00%, dated 9/30/14 to be repurchased at $27,671,144 on 10/1/14 collateralized by various U.S. Government Agency securities, 1.82% - 10.00%, 8/15/17 - 9/20/44, with a value of $28,225,706. (k)(l)	$27,671,144

30,187,203	Undivided interest of 32.88% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $30,187,203 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (k)	30,187,203

8,871,085	Undivided interest of 39.57% in a repurchase agreement (principal amount/value $22,419,694 with a maturity value of $22,419,700) with JP Morgan Securities, 0.01%, dated 9/30/14 to be repurchased at $8,871,085 on 10/1/14 collateralized by Federal National Mortgage Association securities, 2.00% - 3.87%, 2/1/33 - 3/1/44, with a value of $22,868,135. (k)	8,871,085

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$30,187,202	Undivided interest of 40.24% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $30,187,202 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (k)	$30,187,202

30,187,202	Undivided interest of 50.64% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $30,187,202 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (k)	30,187,202

		127,103,836

TOTAL SHORT TERM INVESTMENTS — 16.90% (Cost $132,103,836)		$132,103,836

TOTAL INVESTMENTS — 115.58% (Cost $858,452,216)		$903,691,368

OTHER ASSETS & LIABILITIES, NET — (15.58)%		$(121,818,713)

TOTAL NET ASSETS — 100.00%		$781,872,655

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2014, the aggregate cost and fair value of 144A securities was $108,253,193 and $115,638,290, respectively, representing 14.79% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.
(c)	All or a portion of the security is on loan at September 30, 2014.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)

Security in default; no interest payments received during the last 12 months. At September 30, 2014, the aggregate cost and fair value of securities in default was $347,605 and $357,098, respectively, representing 0.05% of net assets.

(f)

Security in default; some interest payments received during the last 12 months. At September 30, 2014, the aggregate cost and fair value of securities in default was $913,951 and $1,197,276, respectively, representing 0.15% of net assets.

(g)	Restricted security; further details of these securities are included in a subsequent table.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2014. Maturity date disclosed represents final maturity date.

(j)	Non-income producing security.
(k)	Collateral received for securities on loan.
(l)	The rate of the repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

Goldman Sachs Group Inc	3.55%	02/12/2021	02/05/2014	$7,334,009	$7,421,558	0.95%

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  September 30, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

  September 30, 2014

		Level 1		Level 2	Level 3		Total
Assets

Investments, at fair value:
Fixed Income Investments:
Asset-Backed Securities	$	—	$	2,577,605	$—	$	2,577,605
Convertible Bonds		—		48,360,855	2,023		48,362,878
Domestic Corporate Bonds and Notes		—		325,851,978	3,061,424		328,913,402
Foreign Corporate Bonds and Notes		—		87,351,197	—		87,351,197
Foreign Government Bonds and Notes		—		137,896,865	—		137,896,865
Municipal Bonds and Notes		—		6,200,438	—		6,200,438
U.S. Treasury Bonds and Notes		—		133,729,850	—		133,729,850
Equity Investments:
Convertible Preferred Stock		—		6,120,289	—		6,120,289
Domestic Common Stock		9,692,693		—	—		9,692,693
Preferred Stock		1,935,202		8,807,113	—		10,742,315
Short Term Investments		—		132,103,836	—		132,103,836

Total Assets	$	11,627,895	$	889,000,026	$3,063,447	$	903,691,368

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

  September 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $858,499,738. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $59,506,722 and gross depreciation of investments in which there was an excess of tax cost over value of $14,315,092 resulting in net appreciation of $45,191,630.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $124,407,132 and received collateral of $127,103,836 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 3.39%
34,647	Cabot Corp	$	1,759,028
40,959	Globe Specialty Metals Inc		745,044
79,577	Horsehead Holding Corp (a)		1,315,408
27,264	Minerals Technologies Inc		1,682,461
41,518	PH Glatfelter Co		911,320
41,019	Tronox Ltd Class A		1,068,545
17,738	Zep Inc		248,687

			7,730,493

Communications — 5.05%
34,971	Blucora Inc (a)		532,958
130,467	Calix Inc (a)		1,248,569
71,561	EW Scripps Co Class A (a)		1,167,160
30,827	John Wiley & Sons Inc Class A		1,729,703
25,647	Liberty Ventures (a)		973,560
85,257	New Media Investment Group Inc		1,417,824
64,294	Perficient Inc (a)		963,767
43,814	Premiere Global Services Inc (a)		524,453
33,874	Safeguard Scientifics Inc (a)		623,282
60,230	Time Inc		1,411,189
31,470	West Corp		927,106

			11,519,571

Consumer, Cyclical — 13.74%
51,553	Barnes & Noble Inc (a)		1,017,656
57,117	Carmike Cinemas Inc (a)		1,769,485
55,125	Christopher & Banks Corp (a)		545,186
24,789	Churchill Downs Inc		2,416,927
27,818	Core-Mark Holding Co Inc		1,475,467
10,689	Cracker Barrel Old Country Store Inc		1,102,998
72,424	Dana Holding Corp		1,388,368
95,040	Diamond Resorts International Inc (a)		2,163,110
88,661	Fox Factory Holding Corp (a)		1,374,245
30,721	Genesco Inc (a)		2,296,395
30,229	HSN Inc		1,855,154
77,255	Knoll Inc		1,337,284
28,521	La-Z-Boy Inc		564,431
35,700	Libbey Inc (a)		937,482
89,761	MarineMax Inc (a)		1,512,473
41,290	Marriott Vacations Worldwide Corp (a)		2,618,199
95,662	National CineMedia Inc		1,388,056
51,429	Remy International Inc		1,055,837
39,134	Rush Enterprises Inc Class A (a)		1,309,032
23,061	Sally Beauty Holdings Inc (a)		631,180
49,345	Six Flags Entertainment Corp		1,696,975
17,240	Tenneco Inc (a)		901,824

			31,357,764

Consumer, Non-cyclical — 12.92%
17,515	Avis Budget Group Inc (a)		961,398
32,918	Bio-Reference Laboratories Inc (a)		923,679
163,069	BioScrip Inc (a)(b)		1,126,807

Shares			Fair Value

Consumer, Non-cyclical — (continued)
84,429	Convergys Corp (b)	$	1,504,525
29,508	Cynosure Inc Class A (a)		619,668
58,062	Euronet Worldwide Inc (a)		2,774,783
28,122	H&E Equipment Services Inc		1,132,754
23,624	Hanger Inc (a)		484,765
23,244	Insperity Inc		635,491
5,436	J&J Snack Foods Corp		508,592
34,149	Jarden Corp (a)		2,052,696
80,526	KAR Auction Services Inc		2,305,459
17,360	Macquarie Infrastructure Co LLC		1,157,912
7,289	Mallinckrodt PLC (a)		657,103
25,454	McGrath RentCorp		870,527
50,443	Post Holdings Inc (a)(b)		1,673,699
40,136	Rollins Inc		1,175,182
72,526	RPX Corp (a)		995,782
76,479	SpartanNash Co		1,487,517
32,774	SurModics Inc (a)		595,176
13,728	Teleflex Inc		1,441,989
1,858	Vectrus Inc (a)		36,282
44,842	Viad Corp		925,987
15,176	WellCare Health Plans Inc (a)		915,720
23,021	WEX Inc (a)		2,539,677

			29,503,170

Energy — 3.98%
9,496	Clayton Williams Energy Inc (a)		915,889
96,024	Helix Energy Solutions Group Inc (a)		2,118,290
260,226	Parker Drilling Co (a)		1,285,516
65,298	Primoris Services Corp		1,752,598
37,452	QEP Resources Inc		1,152,773
83,206	SunCoke Energy Inc (a)		1,867,975

			9,093,041

Financial — 29.10%
43,953	American Campus Communities Inc REIT		1,602,087
87,337	Ares Capital Corp		1,411,366
91,891	BancorpSouth Inc		1,850,685
97,165	BioMed Realty Trust Inc REIT		1,962,733
92,697	Capitol Federal Financial Inc		1,095,679
113,089	Cathay General Bancorp		2,808,000
26,587	City National Corp		2,011,838
5,230	Credit Acceptance Corp (a)		659,346
128,444	CubeSmart REIT		2,309,423
94,481	CVB Financial Corp		1,355,802
90,285	Employers Holdings Inc		1,737,986
26,670	Federal Agricultural Mortgage Corp Class C		857,174
101,047	First Financial Bancorp		1,599,574
39,462	First Financial Bankshares Inc (b)		1,096,649
113,198	FNFV Group (a)		1,557,605
59,060	HCC Insurance Holdings Inc		2,852,007
68,211	Hercules Technology Growth Capital Inc (b)		986,331
326,458	Hersha Hospitality Trust REIT		2,079,537
20,563	Home Properties Inc REIT		1,197,589
26,482	Iberiabank Corp		1,655,390

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Financial — (continued)
22,495	MarketAxess Holdings Inc	$	1,391,541
26,430	Mid-America Apartment Communities Inc REIT		1,735,130
34,851	National Retail Properties Inc REIT (b)		1,204,799
53,038	Omega Healthcare Investors Inc REIT (b)		1,813,369
54,710	PacWest Bancorp		2,255,693
41,514	Pinnacle Financial Partners Inc		1,498,655
43,088	Popular Inc (a)		1,268,295
37,907	Potlatch Corp REIT		1,524,241
36,701	ProAssurance Corp		1,617,413
38,186	Prosperity Bancshares Inc		2,183,094
22,163	Reinsurance Group of America Inc		1,775,921
152,450	Retail Opportunity Investments Corp REIT		2,241,015
24,433	Signature Bank (a)		2,737,962
32,778	Sovran Self Storage Inc REIT		2,437,372
44,608	Stifel Financial Corp (a)		2,091,669
112,286	Talmer Bancorp Inc Class A		1,552,915
29,700	Texas Capital Bancshares Inc (a)		1,713,096
63,940	TriState Capital Holdings Inc (a)		579,936
47,458	Wintrust Financial Corp		2,119,949

			66,428,866

Industrial — 19.85%
14,395	Alamo Group Inc		590,195
40,484	Albany International Corp Class A		1,378,075
67,719	Altra Industrial Motion Corp		1,974,686
26,271	Armstrong World Industries Inc (a)(b)		1,471,176
19,167	AZZ Inc		800,606
57,752	Babcock & Wilcox Co		1,599,153
28,070	Belden Inc		1,797,041
26,599	Bristow Group Inc		1,787,453
70,929	Checkpoint Systems Inc (a)		867,462
35,322	Darling Ingredients Inc (a)		647,099
19,442	DXP Enterprises Inc (a)		1,432,487
23,657	EnerSys		1,387,246
33,440	Exelis Inc		553,098
11,391	Genesee & Wyoming Inc Class A (a)		1,085,676
15,804	Graham Corp		454,365
32,663	Haynes International Inc		1,502,171
82,901	John Bean Technologies Corp		2,332,005
17,231	Kirby Corp (a)		2,030,673
30,205	Littelfuse Inc		2,572,862
25,787	Masonite International Corp (a)(b)		1,428,084
32,155	Methode Electronics Inc		1,185,555
52,934	MYR Group Inc (a)		1,274,651
29,865	Old Dominion Freight Line Inc (a)		2,109,664
57,611	Raven Industries Inc		1,405,708
32,550	RBC Bearings Inc		1,845,585
30,039	Rogers Corp (a)		1,644,936
44,963	RTI International Metals Inc (a)		1,108,788
50,772	TriMas Corp (a)		1,235,283
69,002	TTM Technologies Inc (a)		469,904
23,747	Twin Disc Inc		640,219

Shares			Fair Value

Industrial — (continued)
124,198	Vishay Intertechnology Inc	$	1,774,789
21,027	Wabtec Corp		1,704,028
25,068	Waste Connections Inc		1,216,299

			45,307,022

Technology — 5.37%
13,533	DST Systems Inc		1,135,689
18,497	Eastman Kodak Co (a)(b)		406,379
44,817	MedAssets Inc (a)		928,608
27,366	Monotype Imaging Holdings Inc		775,005
52,721	Semtech Corp (a)		1,431,375
23,519	SS&C Technologies Holdings Inc (a)		1,032,249
44,556	Synchronoss Technologies Inc (a)		2,039,774
115,433	Teradyne Inc		2,238,246
41,072	Verint Systems Inc (a)		2,284,014

			12,271,339

Utilities — 3.16%
52,429	ALLETE Inc		2,327,323
17,126	ITC Holdings Corp		610,199
20,278	Middlesex Water Co		397,449
42,493	NorthWestern Corp		1,927,483
55,024	UIL Holdings Corp		1,947,850

			7,210,304

TOTAL COMMON STOCK — 96.56% (Cost $161,754,994)		$	220,421,570

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.32%
$ 3,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014		3,000,000

U.S. Government Agency Bonds and Notes — 1.75%
4,000,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014		4,000,000

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Repurchase Agreements — 3.13%
$ 1,698,606	Undivided interest of 1.85% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $1,698,606 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (c)	$	1,698,606

1,698,606	Undivided interest of 2.26% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $1,698,606 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (c)		1,698,606

1,698,606	Undivided interest of 2.85% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $1,698,606 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (c)		1,698,606

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 357,592	Undivided interest of 3.20% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $357,592 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (c)(d)		$357,592

1,698,606	Undivided interest of 7.58% in a repurchase agreement (principal amount/value $22,419,694 with a maturity value of $22,419,700) with JP Morgan Securities, 0.01%, dated 9/30/14 to be repurchased at $1,698,606 on 10/1/14 collateralized by Federal National Mortgage Association securities, 2.00% - 3.87%, 2/1/33 - 3/1/44, with a value of $22,868,135. (c)		1,698,606

			7,152,016

TOTAL SHORT TERM INVESTMENTS — 6.20% (Cost $14,152,016)		$	14,152,016

TOTAL INVESTMENTS — 102.76% (Cost $175,907,010)		$	234,573,586

OTHER ASSETS & LIABILITIES, NET — (2.76)%		$	(6,293,706)

TOTAL NET ASSETS — 100.00%		$	228,279,880

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	Collateral received for securities on loan.
(d)	The rate of the repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$218,496,172	$—	$—	$218,496,172
Foreign Common Stock	1,925,398	—	—	1,925,398
Short Term Investments	—	14,152,016	—	14,152,016

Total Assets	$220,421,570	$14,152,016	$0	$234,573,586

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.   UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $176,156,918. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $63,848,087 and gross depreciation of investments in which there was an excess of tax cost over value of $5,431,419 resulting in net appreciation of $58,416,668.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $6,923,262 and received collateral of $7,152,016 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 7.95%
49,271	Air Liquide SA (a)	$	6,007,195
62,521	Akzo Nobel NV (a)		4,277,786
31,522	Linde AG (a)		6,033,640
79,794	Orica Ltd (a)		1,316,894
77,235	Rio Tinto PLC (a)		3,783,858
42,000	Shin-Etsu Chemical Co Ltd (a)		2,751,805

			24,171,178

Communications — 3.83%
14,349	British Sky Broadcasting Group PLC (a)		204,545
64,132	ProSiebenSat.1 Media AG (a)		2,542,547
454,604	Singapore Telecommunications Ltd (a)		1,353,222
375,872	WPP PLC (a)		7,523,920

			11,624,234

Consumer, Cyclical — 14.94%
597,181	Compass Group PLC (a)(b)		9,627,160
34,661	Delphi Automotive PLC		2,126,106
133,200	Denso Corp (a)		6,145,350
7,578,400	Global Brands Group Holding Ltd (b)		1,668,939
82,501	Hennes & Mauritz AB Class B (a)		3,411,416
196,000	Honda Motor Co Ltd (a)		6,724,728
3,834,400	Li & Fung Ltd		4,355,449
36,033	LVMH Moet Hennessy Louis Vuitton SA (a)		5,851,145
76,313	Yum! Brands Inc		5,493,010

			45,403,303

Consumer, Non-cyclical — 28.44%
105,120	Bayer AG (a)		14,626,291
54,860	Beiersdorf AG (a)		4,564,468
15,934	Carlsberg A/S Class B (a)		1,415,141
88,938	Danone SA (a)		5,955,848
145,243	Diageo PLC (a)		4,187,919
587,868	Hays PLC (a)		1,102,093
42,108	Heineken NV (a)		3,144,813
102,500	Japan Tobacco Inc (a)		3,330,781
60,592	Loblaw Cos Ltd		3,032,440
50,869	Merck KGaA (a)		4,675,673
145,861	Nestle SA (a)		10,719,475
35,194	Pernod Ricard SA (a)		3,983,307
113,971	Randstad Holding NV (a)		5,295,027
74,994	Reckitt Benckiser Group PLC (a)		6,477,706
16,333	Roche Holding AG (a)		4,823,185
15,736	Sonova Holding AG (a)		2,507,250
112,100	Terumo Corp (a)		2,689,427
29,598	Valeant Pharmaceuticals International Inc (b)		3,883,258

			86,414,102

Shares			Fair Value

Energy — 3.76%
260,613	BG Group PLC (a)	$	4,808,996
322,000	Inpex Corp (a)		4,552,461
96,971	Saipem SpA (a)(b)		2,056,418

			11,417,875

Financial — 17.37%
1,001,800	AIA Group Ltd (a)		5,170,034
889,059	Barclays PLC (a)		3,269,382
168,339	BM&FBovespa SA		772,320
430,000	DBS Group Holdings Ltd (a)		6,201,688
801,866	HSBC Holdings PLC (a)		8,146,639
520,700	ING Groep NV (a)(b)		7,401,381
178,759	Itau Unibanco Holding SA ADR		2,481,175
69,854	Julius Baer Group Ltd (a)		3,121,582
134,500	Kasikornbank PCL (a)		968,120
90,784	Prudential PLC (a)		2,017,505
156,976	Sberbank of Russia Sponsored ADR		1,235,087
311,948	Standard Chartered PLC (a)		5,751,278
358,991	UBS AG (a)		6,240,280

			52,776,471

Industrial — 12.96%
98,717	Canadian National Railway Co		7,004,958
18,600	FANUC Corp (a)		3,363,861
584,344	Hon Hai Precision Industry Co Ltd (a)		1,840,531
178,900	Hoya Corp (a)		6,007,506
13,054	Kuehne + Nagel International AG (a)		1,644,850
69,000	Kyocera Corp (a)		3,222,781
50,945	Legrand SA (a)		2,647,295
13,377	MTU Aero Engines AG (a)		1,138,100
167,161	Rolls-Royce Holdings PLC (a)(b)		2,600,271
83,853	Schneider Electric SE (a)		6,433,443
170,294	Smiths Group PLC (a)		3,477,872

			39,381,468

Technology — 6.86%
81,659	Amadeus IT Holding SA Class A (a)		3,048,452
21,253	Check Point Software Technologies Ltd (b)		1,471,558
23,557	Dassault Systemes (a)		1,513,280
45,105	NCR Corp (b)		1,506,958
4,711	Samsung Electronics Co Ltd GDR (a)(c)		2,629,176
70,617	SAP SE (a)		5,096,430
276,657	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR		5,582,938

			20,848,792

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares				Fair Value

Utilities — 1.37%
165,685	GDF Suez (a)		$	4,155,478

TOTAL COMMON STOCK — 97.48% (Cost $249,005,064)			$	296,192,901

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.83%
$ 2,500,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014			2,500,000

TOTAL SHORT TERM INVESTMENTS — 0.83% (Cost $2,500,000)			$	2,500,000

TOTAL INVESTMENTS — 98.31% (Cost $251,505,064)		$		298,692,901

OTHER ASSETS & LIABILITIES, NET — 1.69%		$		5,149,354

TOTAL NET ASSETS — 100.00%		$		303,842,255

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2014, the aggregate cost and fair value of 144A securities was $2,388,546 and $2,629,176, respectively, representing 0.87% of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Summary of Investments by Country as of September 30, 2014.

Country		Fair Value	Percentage of Fund Investments

Australia	$	1,316,894	0.44%
Brazil		3,253,495	1.09
Canada		10,037,398	3.36
Denmark		1,415,141	0.47
France		36,546,991	12.24
Germany		38,677,149	12.95
Hong Kong		9,525,483	3.19
Israel		1,471,558	0.49
Italy		2,056,418	0.69
Japan		38,788,700	12.99
Netherlands		20,119,007	6.74
Russia		1,235,087	0.41
Singapore		7,554,910	2.53
South Korea		2,629,176	0.88
Spain		3,048,452	1.02
Sweden		3,411,416	1.14
Switzerland		29,056,622	9.73
Taiwan		7,423,469	2.48
Thailand		968,120	0.32
United Kingdom		65,105,250	21.80
United States		15,052,165	5.04

Total	$	298,692,901	100.00%

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs
Equity Investments: Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

		Level 1		Level 2	Level 3		Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$	12,552,165	$	—	$—	$	12,552,165
Foreign Common Stock		28,062,031		255,578,705	—		283,640,736
Short Term Investments		—		2,500,000	—		2,500,000

Total Assets	$	40,614,196	$	258,078,705	$0	$	298,692,901

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2014, the following transfers between levels were recognized between valuation levels.

Investments	Transfers from Level 1 to Level 2 (a)	Transfers from Level 2 to Level 1 (b)

Consumer, Cyclical	-	$4,355,449
Financial	-	$2,007,407
Technology	$1,513,280

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

  September 30, 2014

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

  September 30, 2014

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $255,728,925. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $56,807,701 and gross depreciation of investments in which there was an excess of tax cost over value of $13,843,725 resulting in net appreciation of $42,963,976.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of September 30, 2014.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 5.09%
104,479	Brenntag AG (a)	$5,113,670
5,721	Givaudan SA (a)	9,119,268
86,293	Sigma-Aldrich Corp	11,736,711
127,227	Symrise AG (a)	6,758,267

		32,727,916

Communications — 8.27%
234,500	Fuji Media Holdings Inc (a)	3,488,497
335,300	KDDI Corp (a)	20,170,385
240,300	Nippon Television Holdings Inc (a)	3,666,054
631,581	TDC A/S (a)	4,784,689
1,064,446	Telefonaktiebolaget LM Ericsson Class B (a)	13,421,462
161,134	UBM PLC (a)	1,515,615
1,879,716	Vodafone Group PLC (a)	6,192,534

		53,239,236

Consumer, Cyclical — 5.20%
1,111,088	Compass Group PLC (a)(b)	17,911,859
3,132,183	Esprit Holdings Ltd (a)	4,049,309
46,100	Lawson Inc (a)	3,225,305
33,200	Sankyo Co Ltd (a)	1,189,818
351,500	USS Co Ltd (a)	5,377,207
129,100	Yamaha Corp (a)	1,687,849

		33,441,347

Consumer, Non-cyclical — 36.23%
108,824	Bayer AG (a)	15,141,662
1,409,902	Brambles Ltd (a)	11,728,594
203,029	British American Tobacco PLC (a)	11,439,090
474,499	Bunzl PLC (a)	12,338,496
355,855	Danone SA (a)	23,830,290
687,682	GlaxoSmithKline PLC (a)	15,703,848
150,308	Heineken NV (a)	11,225,671
65,500	Ito En Ltd (a)(c)	1,382,072
381,400	Japan Tobacco Inc (a)	12,393,756
498,200	Kao Corp (a)	19,441,088
77,100	Kobayashi Pharmaceutical Co Ltd (a)	4,709,073
87,700	Kose Corp (a)	3,731,600
298,863	Nestle SA (a)	21,963,749
72,400	Nihon Kohden Corp (a)	3,798,978
200,881	Novartis AG (a)	18,916,639
236,392	Reckitt Benckiser Group PLC (a)	20,418,671
43,307	Roche Holding AG (a)	12,788,691
98,500	Santen Pharmaceutical Co Ltd (a)	5,516,095
142,200	Terumo Corp (a)	3,411,566
100,000	Toyo Suisan Kaisha Ltd (a)	3,320,532

		233,200,161

Energy — 1.83%
626,812	Cairn Energy PLC (a)(b)	1,786,801
219,900	Inpex Corp (a)	3,108,963

Shares			Fair Value

Energy — (continued)
180,378	Royal Dutch Shell PLC Class A (a)	$	6,892,615

			11,788,379

Financial — 19.11%
280,828	Amlin PLC (a)		1,969,963
7,221,486	Bank of Ireland (a)(b)		2,823,515
286,351	Catlin Group Ltd (a)		2,412,190
316,000	Chiba Bank Ltd (a)		2,198,231
419,000	Daiwa Securities Group Inc (a)		3,322,953
219,566	Deutsche Annington Immobilien SE		6,372,913
505,407	Deutsche Wohnen AG (a)		10,764,262
479,397	DNB ASA (a)		8,971,480
19,968	Euler Hermes Group (a)		2,131,328
18,384	Fairfax Financial Holdings Ltd (b)		8,236,892
282,327	GAGFAH SA (a)(b)		5,248,413
310,000	Hachijuni Bank Ltd (a)		1,863,010
338,773	Hiscox Ltd		3,457,204
850,582	HSBC Holdings PLC (a)		8,641,574
371,079	IG Group Holdings PLC (a)		3,566,165
459,839	ING Groep NV (a)(b)		6,536,285
221,992	Jardine Lloyd Thompson Group PLC		3,499,834
446,000	Joyo Bank Ltd (a)		2,195,214
60,677	Julius Baer Group Ltd (a)		2,711,487
30,987	Jyske Bank A/S (a)(b)		1,670,988
59,040	LEG Immobilien AG (a)		4,081,419
464,800	North Pacific Bank Ltd (a)		1,830,648
288,900	Sony Financial Holdings Inc (a)		4,672,916
149,600	Sumitomo Mitsui Financial Group Inc (a)		6,095,376
58,496	Sydbank A/S (a)(b)		1,780,299
260,830	TAG Immobilien AG (a)(c)		2,948,806
379,703	UniCredit SpA (a)		2,982,920
33,705	Zurich Insurance Group AG (a)		10,030,708

			123,016,993

Industrial — 8.49%
1,915,307	Cobham PLC (a)		9,013,742
29,314	Geberit AG (a)		9,448,284
92,800	Glory Ltd (a)		2,619,533
522,046	Halma PLC (a)		5,153,855
46,800	Hirose Electric Co Ltd (a)		5,777,966
126,738	Legrand SA (a)		6,585,787
14,765	Schindler Holding AG (a)		1,999,993
105,058	Spectris PLC (a)		3,067,456
589,400	Yamato Holdings Co Ltd (a)		10,975,288

			54,641,904

Technology — 9.90%
312,347	Amadeus IT Holding SA Class A (a)		11,660,379
62,071	Analog Devices Inc		3,071,894
48,441	ASM International NV (a)		1,758,974
45,400	Canon Inc (a)		1,477,132
453,135	Computershare Ltd (a)		4,818,456

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Technology — (continued)
63,445	Dassault Systemes (a)	$	4,075,648
362,101	Infineon Technologies AG (a)		3,727,102
83,850	Neopost SA (a)		6,167,290
300,600	Nomura Research Institute Ltd (a)		9,721,430
140,700	Obic Co Ltd (a)		5,035,297
446,118	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR		9,002,661
67,129	Texas Instruments Inc		3,201,382

			63,717,645

TOTAL COMMON STOCK — 94.12% (Cost $490,360,231)		$	605,773,581

PREFERRED STOCK
Consumer, Non-cyclical — 2.10%
135,983	Henkel AG & Co KGaA (a)		13,537,502

TOTAL PREFERRED STOCK — 2.10% (Cost $9,723,647)		$	13,537,502

Contract Value

PURCHASED OPTIONS
3,171,773	Euro Dollar Call, strike price 144.20 EUR, expiration October 2014		21
5,680,280	Euro Dollar Call, strike price 98.50 EUR, expiration July 2015		8,575
1,717,436,033	Japanese Yen Put, strike price 111.00 JPY, expiration October 2014		309
8,050,990	Japanese Yen Put, strike price 153.49 JPY, expiration April 2015		19,426
1,717,436,033	Japanese Yen Put, strike price 153.49 JPY, expiration July 2015		129,151

TOTAL PURCHASED OPTIONS — 0.03% (Cost $634,801)		$	157,482

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.47%
$ 3,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014		3,000,000

U.S. Government Agency Bonds and Notes — 2.39%
11,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2014		11,000,000

Principal Amount		Fair Value

U.S. Government Agency Bonds and Notes — (continued)
$ 1,900,000	Federal Home Loan Bank 0.00%, 10/01/2014	$1,900,000
2,500,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014	2,500,000

		15,400,000

Repurchase Agreements — 0.66%
1,013,954	Undivided interest of 1.10% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $1,013,954 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (d)	1,013,954

1,013,953	Undivided interest of 1.35% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $1,013,953 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (d)	1,013,953

213,458	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $213,458 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (d)(e)	213,458

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 1,013,953	Undivided interest of 2.61% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $1,013,953 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (d)(e)	$	1,013,953

Principal Amount				Fair Value

Repurchase Agreements — (continued)
$ 1,013,953	Undivided interest of 3.15% in a repurchase agreement (principal amount/value $32,212,458 with a maturity value of $32,212,459) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $1,013,953 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 10/15/16 - 9/1/44, with a value of $32,856,713. (d)(e)		$	1,013,953

				4,269,271

TOTAL SHORT TERM INVESTMENTS — 3.52% (Cost $22,669,271)			$	22,669,271

TOTAL INVESTMENTS — 99.77% (Cost $523,387,950)		$		642,137,836

OTHER ASSETS & LIABILITIES, NET — 0.23%		$		1,499,064

TOTAL NET ASSETS — 100.00%		$		643,636,900

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 30, 2014.
(d)	Collateral received for securities on loan.
(e)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt

Currency Abbreviations:

EUR	Euro Dollar
JPY	Japanese Yen

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Summary of Investments by Country as of September 30, 2014.

Country	Fair Value	Percentage of Fund Investments

Australia	$16,547,050	2.58%
Bermuda	5,869,394	0.91
Canada	8,236,892	1.28
Denmark	8,235,976	1.28
France	42,790,343	6.66
Germany	68,445,603	10.66
Hong Kong	4,049,309	0.63
Ireland	2,823,515	0.44
Italy	2,982,920	0.47
Japan	157,403,832	24.51
Luxembourg	5,248,413	0.82
Netherlands	26,413,545	4.11
Norway	8,971,480	1.40
Spain	11,660,379	1.82
Sweden	13,421,462	2.09
Switzerland	86,978,819	13.55
Taiwan	9,002,661	1.40
United Kingdom	122,219,503	19.03
United States	40,836,740	6.36

Total	$642,137,836	100.00%

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$18,009,987	$—	$—	$18,009,987
Foreign Common Stock	30,569,503	557,194,091	—	587,763,594
Preferred Stock	—	13,537,502	—	13,537,502
Short Term Investments	—	22,669,271	—	22,669,271
Other Financial Investments:
Purchased Options	—	157,482	—	157,482

Total Assets	$48,579,490	$593,558,346	$0	$642,137,836

  September 30, 2014

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2014, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2(a)	Transfer from Level 2 to Level 1(b)

Communications	$4,784,689	-
Financial	$2,131,328	$3,499,834

(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  September 30, 2014

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including purchased options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Purchased Options

Purchased call or put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

The Fund purchased call or put options for a premium. Purchased call options may be used to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options may be used to reduce exposure to a decline in the value of securities,

  September 30, 2014

currency, or to decrease the Fund’s exposure to an underlying instrument. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The Fund held an average market value of $523,457 in options for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $525,373,853. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $127,291,702 and gross depreciation of investments in which there was an excess of tax cost over value of $10,527,719 resulting in net appreciation of $116,763,983.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $4,063,243 and received collateral of $4,269,271 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
U.S. Government Agency — 0.01%
$32,798	Federal Home Loan Mortgage Corp(a) Series T20, Class A7
	0.45%, 12/25/2029	$32,798

TOTAL ASSET-BACKED SECURITIES — 0.01% (Cost $32,798)		$32,798

U.S. GOVERNMENT AGENCY BONDS AND NOTES
10,000,000	Federal Home Loan Bank
	0.09%, 12/17/2014	9,999,743
7,151,000	Federal National Mortgage Association
	4.63%, 10/15/2014	7,163,602

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 5.48% (Cost $17,163,345)		$17,163,345

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 65.49%
15,000,000	Federal Farm Credit Banks Funding Corp
	0.05%, 11/13/2014	14,999,104
	Federal Home Loan Bank
12,200,000	0.05%, 10/01/2014	12,200,000
10,000,000	0.07%, 10/03/2014	9,999,960
2,500,000	0.06%, 10/15/2014	2,499,942
5,920,000	0.06%, 10/17/2014	5,919,842
12,700,000	0.08%, 10/22/2014	12,699,444
4,700,000	0.07%, 10/29/2014	4,699,744
25,000,000	0.09%, 10/31/2014	24,998,229
15,000,000	0.08%, 11/05/2014	14,998,819
2,363,000	0.06%, 11/19/2014	2,362,823
13,000,000	0.03%, 11/21/2014	12,999,540
18,600,000	0.02%, 11/26/2014	18,599,566
6,400,000	0.03%, 12/05/2014	6,399,653
15,700,000	0.05%, 02/20/2015	15,697,213
	Federal Home Loan Mortgage Corp
8,463,000	0.06%, 10/10/2014	8,462,873
2,200,000	0.06%, 10/24/2014	2,199,923

Principal Amount			Fair Value

U.S. Government Agency Bonds and Notes — (continued)
	Federal National Mortgage Association
$10,000,000	0.07%, 10/07/2014	$	9,999,883
3,300,000	0.08%, 10/22/2014		3,299,846
12,000,000	0.01%, 10/27/2014		11,999,913
10,000,000	0.09%, 01/07/2015		9,997,686

			205,034,003

Repurchase Agreements — 28.97%
40,000,000	Repurchase agreement (principal amount/value $40,000,000 with a maturity value of $40,000,000) with Credit Suisse, 0.00%, dated 9/30/14, to be repurchased at $40,000,000 on 10/1/14, collateralized by U.S. Treasury securities, 1.00% - 2.38%, 11/30/19 - 12/31/20, with a value of $40,802,080.		40,000,000

50,685,000	Repurchase agreement (principal amount/value $50,685,000 with a maturity value of $50,685,000) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14, to be repurchased at $50,685,000 on 10/1/14, collateralized by Government National Mortgage Association securities, 3.21% - 4.50%, 6/20/44 - 11/15/55, with a value of $51,698,700.		50,685,000

			90,685,000

TOTAL SHORT TERM INVESTMENTS — 94.46% (Cost $295,719,003)		$	295,719,003

TOTAL INVESTMENTS — 99.95% (Cost $312,915,146)		$	312,915,146

OTHER ASSETS & LIABILITIES, NET — 0.05%		$	148,012

TOTAL NET ASSETS — 100.00%		$	313,063,158

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Money Market Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date. The net asset value of the Fund’s shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.

Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  September 30, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared daily and paid monthly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 6.22%
46,325	Ecolab Inc	$5,319,500
21,099	International Flavors & Fragrances Inc	2,022,972
28,783	LyondellBasell Industries NV Class A	3,127,561
32,446	Monsanto Co	3,650,499
9,344	PPG Industries Inc	1,838,339
12,982	Praxair Inc	1,674,678
14,804	Sherwin-Williams Co	3,241,928

		20,875,477

Communications — 16.46%
7,691	Amazon.com Inc (a)	2,479,886
8,423	Baidu Inc Sponsored ADR (a)	1,838,151
74,819	Comcast Corp Class A	4,023,766
98,697	Facebook Inc Class A (a)	7,801,011
13,660	Google Inc Class A (a)	8,037,681
15,397	Google Inc Class C (a)	8,889,612
40,371	Liberty Global PLC Class C	1,655,816
4,216	LinkedIn Corp Class A (a)	876,043
3,900	Netflix Inc (a)	1,759,602
3,591	Priceline Group Inc (a)	4,160,461
6,219	Splunk Inc (a)	344,284
70,059	Time Warner Inc	5,269,137
90,977	Walt Disney Co	8,099,682

		55,235,132

Consumer, Cyclical — 14.66%
3,264	Chipotle Mexican Grill Inc (a)	2,175,750
18,230	Costco Wholesale Corp	2,284,584
98,805	CVS Health Corp	7,863,890
26,375	Delphi Automotive PLC	1,617,842
72,500	Delta Air Lines Inc	2,620,875
15,729	Gap Inc	655,742
124,239	Home Depot Inc	11,397,686
32,921	Las Vegas Sands Corp	2,048,015
38,429	Michael Kors Holdings Ltd (a)	2,743,446
47,690	Ross Stores Inc	3,604,410
94,744	Starbucks Corp	7,149,382
12,314	Tesla Motors Inc (a)(b)	2,988,362
8,188	WW Grainger Inc	2,060,510

		49,210,494

Consumer, Non-cyclical — 29.10%
22,630	Alexion Pharmaceuticals Inc (a)	3,752,507
33,310	Allergan Inc	5,935,509
2,666	Alliance Data Systems Corp (a)	661,888
25,313	AmerisourceBergen Corp	1,956,695
12,070	Biogen Idec Inc (a)	3,992,877
111,335	Celgene Corp (a)	10,552,331
68,759	Colgate-Palmolive Co	4,484,462
53,124	Covidien PLC	4,595,757
31,295	Estee Lauder Cos Inc Class A	2,338,362
49,514	Express Scripts Holding Co (a)	3,497,174
142,310	Gilead Sciences Inc (a)	15,148,899

Shares		Fair Value

Consumer, Non-cyclical — (continued)
8,440	Illumina Inc (a)	$1,383,485
21,750	Johnson & Johnson	2,318,333
10,596	Keurig Green Mountain Inc	1,378,857
75,180	Lorillard Inc	4,504,034
154,698	MasterCard Inc Class A	11,435,276
12,672	McKesson Corp	2,466,858
26,453	Moody’s Corp	2,499,809
37,837	PepsiCo Inc	3,522,246
9,433	Regeneron Pharmaceuticals Inc (a)	3,400,785
4,286	Salix Pharmaceuticals Ltd (a)(b)	669,645
25,651	Valeant Pharmaceuticals International Inc (a)	3,365,411
33,641	Vertex Pharmaceuticals Inc (a)	3,778,221

		97,639,421

Energy — 4.30%
127,058	Cabot Oil & Gas Corp	4,153,526
14,377	FMC Technologies Inc (a)	780,815
10,927	Marathon Petroleum Corp	925,189
16,788	Occidental Petroleum Corp	1,614,166
10,013	Pioneer Natural Resources Co	1,972,261
48,863	Schlumberger Ltd	4,968,878

		14,414,835

Financial — 3.75%
6,448	Affiliated Managers Group Inc (a)	1,291,921
4,089	BlackRock Inc Class A	1,342,501
21,874	Intercontinental Exchange Inc	4,266,524
53,811	TD Ameritrade Holding Corp	1,795,673
18,217	Visa Inc Class A	3,886,961

		12,583,580

Industrial — 11.28%
38,375	3M Co	5,436,970
15,527	Amphenol Corp Class A	1,550,526
17,693	Cummins Inc	2,335,122
22,735	Flowserve Corp	1,603,272
17,167	Fortune Brands Home & Security Inc	705,735
31,914	Honeywell International Inc	2,971,832
16,630	Kansas City Southern	2,015,556
12,970	Precision Castparts Corp	3,072,333
6,020	Roper Industries Inc	880,666
48,461	Thermo Fisher Scientific Inc	5,897,704
31,897	Union Pacific Corp	3,458,273
21,293	United Parcel Service Inc Class B	2,092,889
55,380	United Technologies Corp	5,848,128

		37,869,006

Technology — 13.55%
13,672	3D Systems Corp (a)(b)	633,971
23,198	Adobe Systems Inc (a)	1,605,070
35,291	Analog Devices Inc	1,746,552
132,440	Apple Inc	13,343,330

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Technology — (continued)
29,527	ARM Holdings PLC Sponsored ADR	$1,290,035
27,687	ASML Holding NV	2,736,029
28,471	Avago Technologies Ltd	2,476,977
4,936	Cognizant Technology Solutions Corp Class A (a)	220,985
109,071	EMC Corp	3,191,417
190,934	Microsoft Corp	8,851,700
63,251	QUALCOMM Inc	4,729,277
37,873	salesforce.com inc (a)	2,178,834
57,907	Xilinx Inc	2,452,361

		45,456,538

TOTAL COMMON STOCK — 99.32% (Cost $265,974,770)		$333,284,483

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 1.11%
$885,318	Undivided interest of 0.96% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $885,318 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (c)	885,318

186,375	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $186,375 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (c)(d)	186,375

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$885,318	Undivided interest of 2.28% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $885,318 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (c)(d)	$885,318

885,318	Undivided interest of 2.75% in a repurchase agreement (principal amount/value $32,212,458 with a maturity value of $32,212,459) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $885,318 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 10/15/16 - 9/1/44, with a value of $32,856,713. (c)(d)	885,318

885,318	Undivided interest of 3.40% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $885,318 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (c)	885,318

TOTAL SHORT TERM INVESTMENTS — 1.11% (Cost $3,727,647)		$3,727,647

TOTAL INVESTMENTS — 100.43% (Cost $269,702,417)		$337,012,130

OTHER ASSETS & LIABILITIES, NET — (0.43)%		$(1,445,919)

TOTAL NET ASSETS — 100.00%		$335,566,211

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	Collateral received for securities on loan.
(d)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Multi-Manager Large Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1		Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$314,330,428	$	—	$—	$314,330,428
Foreign Common Stock	18,954,055		—	—	18,954,055
Short Term Investments	—		3,727,647	—	3,727,647

Total Assets	$333,284,483	$	3,727,647	$0	$337,012,130

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $269,827,130. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $70,179,155 and gross depreciation of investments in which there was an excess of tax cost over value of $2,994,155 resulting in net appreciation of $67,185,000.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $3,650,673 and received collateral of $3,727,647 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

CONVERTIBLE BONDS
Consumer, Cyclical — 0.33%
$640,000	WESCO International Inc 6.00%, 09/15/2029	$	1,780,800

Financial — 0.37%
1,806,000	MGIC Investment Corp 5.00%, 05/01/2017		1,958,381

TOTAL CONVERTIBLE BONDS — 0.70% (Cost $2,642,346)		$	3,739,181

Shares

COMMON STOCK
Basic Materials — 2.71%
36,000	Air Products & Chemicals Inc		4,686,480
82,400	Dow Chemical Co		4,321,056
79,200	Freeport-McMoRan Copper & Gold Inc		2,585,880
73,500	MeadWestvaco Corp		3,009,090

			14,602,506

Communications — 9.69%
35,075	Alibaba Group Holding Ltd Sponsored ADR (a)		3,116,414
145,400	AT&T Inc		5,123,896
63,300	CBS Corp Class B		3,386,550
67,300	CenturyLink Inc		2,751,897
160,250	Cisco Systems Inc		4,033,492
198,150	Comcast Corp Class A		10,601,025
77,500	Liberty Global PLC Class C		3,178,663
76,000	Symantec Corp		1,786,760
80,610	Time Warner Inc		6,062,678
162,656	Verizon Communications Inc		8,131,173
119,881	Vodafone Group PLC Sponsored ADR		3,942,886

			52,115,434

Consumer, Cyclical — 8.60%
125,500	American Airlines Group Inc		4,452,740
82,300	CVS Health Corp		6,550,257
121,700	Dana Holding Corp		2,332,989
72,900	Delphi Automotive PLC		4,471,686
151,760	Ford Motor Co		2,244,530
70,100	Gaming & Leisure Properties Inc REIT		2,166,090
29,600	Gap Inc		1,234,024
128,000	General Motors Co		4,088,320
57,800	Hasbro Inc		3,178,711
113,716	Hilton Worldwide Holdings Inc (a)		2,800,825
52,700	Macy’s Inc		3,066,086
382,600	Office Depot Inc (a)		1,966,564
108,900	PulteGroup Inc		1,923,174

Shares		Fair Value

Consumer, Cyclical — (continued)
57,288	TRW Automotive Holdings Corp (a)	$5,800,410

		46,276,406

Consumer, Non-cyclical — 19.53%
101,500	Altria Group Inc	4,662,910
82,400	AstraZeneca PLC Sponsored ADR	5,886,656
118,600	Baxter International Inc	8,511,922
119,100	Cigna Corp	10,801,179
272,682	Coty Inc Class A	4,512,887
26,650	Covidien PLC	2,305,491
64,600	Dr Pepper Snapple Group Inc	4,154,426
181,800	Eli Lilly & Co	11,789,730
108,730	Johnson & Johnson	11,589,531
82,400	Kellogg Co	5,075,840
60,800	Kraft Foods Group Inc	3,429,120
101,000	Merck & Co Inc	5,987,280
37,300	PepsiCo Inc	3,472,257
212,928	Pfizer Inc	6,296,281
68,950	Philip Morris International Inc	5,750,430
74,600	St Jude Medical Inc	4,485,698
36,800	UnitedHealth Group Inc	3,174,000
31,700	Zimmer Holdings Inc	3,187,435

		105,073,073

Energy — 10.38%
32,200	EOG Resources Inc	3,188,444
145,600	Exxon Mobil Corp	13,693,680
388,500	Marathon Oil Corp	14,603,715
22,500	Marathon Petroleum Corp	1,905,075
43,600	National Oilwell Varco Inc	3,317,960
9,785	NextEra Energy Partners LP (a)	339,442
8,600	Occidental Petroleum Corp	826,890
98,600	QEP Resources Inc	3,034,908
137,903	Royal Dutch Shell PLC Sponsored ADR	10,498,555
16,282	Total SA (b)	1,059,063
72,700	Valero Energy Corp	3,363,829

		55,831,561

Financial — 20.85%
18,100	Altisource Portfolio Solutions SA (a)	1,824,480
118,100	American International Group Inc	6,379,762
25,800	American Tower Corp REIT	2,415,654
156,900	Assured Guaranty Ltd	3,476,904
522,399	Bank of America Corp	8,906,920
12,200	Boston Properties Inc REIT	1,412,272
27,100	Capital One Financial Corp	2,211,902
172,800	Charles Schwab Corp	5,078,592
102,653	Citigroup Inc	5,319,478
75,500	CME Group Inc	6,036,603
31,300	Discover Financial Services	2,015,407
57,500	Equity Lifestyle Properties Inc REIT	2,435,700
279,400	Genworth Financial Inc Class A (a)	3,660,140

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Financial — (continued)
95,800	Hartford Financial Services Group Inc	$	3,568,550
43,300	Hatteras Financial Corp REIT		777,668
68,800	Invesco Ltd		2,716,224
132,600	JPMorgan Chase & Co		7,987,824
129,330	MetLife Inc		6,947,608
455,883	MFA Financial Inc REIT		3,546,770
37,750	PartnerRe Ltd		4,148,347
169,039	Radian Group Inc (c)		2,410,496
215,400	Regions Financial Corp		2,162,616
132,320	State Street Corp		9,740,075
116,600	US Bancorp		4,877,378
204,710	Wells Fargo & Co		10,618,308
36,900	Willis Group Holdings PLC		1,527,660

			112,203,338

Industrial — 10.48%
48,800	Agilent Technologies Inc		2,780,624
16,300	Energizer Holdings Inc		2,008,323
54,100	General Dynamics Corp		6,875,569
190,600	General Electric Co		4,883,172
58,400	Honeywell International Inc		5,438,208
49,760	L-3 Communications Holdings Inc		5,917,459
84,810	Northrop Grumman Corp		11,174,566
37,900	Packaging Corp of America		2,418,778
51,300	Sealed Air Corp		1,789,344
105,370	Tyco International Ltd		4,696,341
44,200	Union Pacific Corp		4,792,164
34,200	United Technologies Corp		3,611,520

			56,386,068

Technology — 8.06%
65,900	Apple Inc		6,639,425
62,900	Computer Sciences Corp		3,846,335
185,900	EMC Corp		5,439,434
138,372	Fairchild Semiconductor International Inc (a)		2,148,917
101,900	Intel Corp		3,548,158
79,400	Maxim Integrated Products Inc		2,401,056
55,311	NXP Semiconductor NV (a)		3,784,932
54,300	QUALCOMM Inc		4,060,011
46,728	SanDisk Corp		4,577,008
59,800	Seagate Technology PLC		3,424,746
73,200	Texas Instruments Inc		3,490,908

			43,360,930

Utilities — 4.53%
13,652	Abengoa Yield PLC (a)(c)		485,738
59,500	Ameren Corp		2,280,635
51,600	American Electric Power Co Inc		2,694,036
74,038	Calpine Corp (a)		1,606,625
60,300	Edison International		3,371,976
119,900	Exelon Corp		4,087,391
31,600	NextEra Energy Inc		2,966,608
48,900	NRG Energy Inc		1,490,472

Shares		Fair Value

Utilities — (continued)
164,862	PPL Corp	$5,414,068

		24,397,549

TOTAL COMMON STOCK — 94.83% (Cost $397,959,315)		$510,246,865

CONVERTIBLE PREFERRED STOCK
Energy — 0.23%
58,203	McDermott International Inc, 6.25%	1,230,993

Financial — 0.11%
5,399	American Tower Corp Series A, 5.25%	585,792

Industrial — 0.05%
2,620	Stanley Black & Decker Inc Series A, 6.25%(c)	294,174

TOTAL CONVERTIBLE PREFERRED STOCK — 0.39% (Cost $2,256,975)		$2,110,959

PREFERRED STOCK
Basic Materials — 0.79%
77,021	Alcoa Inc (a)	3,843,348
18,499	ArcelorMittal	392,236

		4,235,584

TOTAL PREFERRED STOCK — 0.79% (Cost $4,313,525)		$4,235,584

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.19%
$ 1,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014	1,000,000

U.S. Government Agency Bonds and Notes — 2.04%
7,500,000	Federal Farm Credit Bank 0.01%, 10/01/2014	7,500,000
3,500,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014	3,500,000

		11,000,000

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 0.16%
$ 207,785	Undivided interest of 0.23% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $207,785 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (d)	$207,785

207,785	Undivided interest of 0.28% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $207,785 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (d)	207,785

207,785	Undivided interest of 0.35% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $207,785 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (d)	207,785

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 43,736	Undivided interest of 0.39% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $43,736 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (d)(e)	$43,736

207,785	Undivided interest of 0.80% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $207,785 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (d)	207,785

		874,876

TOTAL SHORT TERM INVESTMENTS — 2.39% (Cost $12,874,876)		$12,874,876

TOTAL INVESTMENTS — 99.10% (Cost $420,047,037)		$533,207,465

OTHER ASSETS & LIABILITIES, NET — 0.90%		$4,869,311

TOTAL NET ASSETS — 100.00%		$538,076,776

(a)	Non-income producing security.
(b)	Security is fair valued under procedures adopted by the Board of Directors.
(c)	All or a portion of the security is on loan at September 30, 2014.
(d)	Collateral received for securities on loan.
(e)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  September 30, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no significant transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2	Level 3		Total
Assets

Investments, at fair value:
Fixed Income Investments:
Convertible Bonds	$	—	$	3,739,181	$—	$	3,739,181
Equity Investments:
Domestic Common Stock		452,418,302		—	—		452,418,302
Foreign Common Stock		56,769,500		1,059,063	—		57,828,563
Convertible Preferred Stock		—		2,110,959	—		2,110,959
Preferred Stock		3,843,348		392,236	—		4,235,584
Short Term Investments		—		12,874,876	—		12,874,876

Total Assets	$	513,031,150	$	20,176,315	$0	$	533,207,465

  September 30, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

  September 30, 2014

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $420,311,326. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $118,762,450 and gross depreciation of investments in which there was an excess of tax cost over value of $5,866,311 resulting in net appreciation of $112,896,139.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $852,077 and received collateral of $874,876 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

BANK LOANS
$570,000	Air Medical Group Holdings Inc(a) 7.63%, 05/31/2018	$	567,150
200,978	Ardent Health TLB(b) 5.49%, 07/02/2018		201,103
760,000	Asurion Corp 7.73%, 02/18/2021		767,917
492,686	Avaya Inc(b) 4.73%, 10/26/2017		468,565
	Caesars Entertainment Operating Co(b)
194,513	8.98%, 03/01/2017		183,997
1,316,108	5.48%, 01/28/2018		1,196,719
1,197,000	Caesars Growth Properties Holdings LLC(b) 5.48%, 04/10/2021		1,132,362
522,375	CEC Entertainment Inc(b) 3.48%, 02/14/2021		505,616
925,000	Charter Communications TLB 3.74%, 08/12/2021		921,035
362,262	Community Health Systems(b) 3.48%, 01/27/2021		360,949
247,500	CPG International(b) 3.98%, 09/24/2020		246,159
250,000	Del Monte Corp(b) 7.48%, 05/26/2021		225,000
388,045	Dell International LLC(b) 3.73%, 04/29/2020		384,795
134,741	Emergency Medical Service Corp(b) 3.23%, 05/25/2018		133,293
205,000	Energy Future Holdings Co LLC(b) 3.48%, 06/19/2016		203,633
129,025	Exopack LLC 4.48%, 04/24/2019		129,455
850,000	Fieldwood Energy(b) 7.36%, 09/30/2020		851,062
500,000	FMG Finance Properties Ltd 2.98%, 06/30/2019		489,166
785,000	Gates Global TLB(b) 3.48%, 07/03/2021		770,422
496,212	Getty Images Inc(b) 3.73%, 10/18/2019		452,794
363,175	Grifols 3.23%, 03/07/2021		356,265
1,053,000	iHeartCommunications Inc 6.98%, 01/31/2019		1,002,489
148,629	Infor US Inc(b) 4.23%, 04/05/2018		145,062
44,730	Istar Financial Inc(b) 5.98%, 03/19/2017		46,016
445,000	JC Penney Co Inc(b) 9.16%, 06/20/2019		440,921
210,000	Level 3 Financing Inc(b) 3.23%, 01/15/2020		206,062
416,327	Motor City TLB(a) 3.73%, 07/18/2021		411,643
1,163,870	Neiman Marcus(b) 3.48%, 10/25/2020		1,142,371
525,000	Nuveen Investments Inc(b) 5.49%, 02/28/2019		525,000

Principal Amount		Fair Value

Bank Loans — (continued)
$24,450	Ortho-Clinical Diagnostics 3.98%, 06/30/2021	$	24,144
105,000	Oxea S.a.r.l. 7.48%, 06/01/2020		103,775
1,029,168	Par Pharmaceutical Cos Inc(b) 3.49%, 09/30/2019		1,008,906
190,000	Rite Aid Corp(b) 4.11%, 06/07/2021		189,763
1,147,594	Rock Ohio Caesar(b) 3.99%, 03/29/2019		1,100,256
430,000	Shelf Drilling Holdings Ltd 9.23%, 10/01/2018		432,150
548,313	Tervita Corp 5.23%, 01/24/2018		544,984
985,119	Texas Competitive Electric Holding Co(b) 3.73%, 10/10/2017		728,988
1,380,000	Travelport LLC 5.23%, 08/15/2021		1,375,257
497,941	Tribune Co(b) 3.23%, 11/20/2020		491,251
905,851	Univision Communications(b) 3.23%, 03/01/2020		887,546
132,975	Vantage Drilling Co 4.74%, 03/28/2019		126,215
205,308	Yonkers Racing Corp(a) 3.48%, 07/22/2019		184,777

TOTAL BANK LOANS — 6.66% (Cost $22,023,624)		$	21,665,033

CORPORATE BONDS AND NOTES
Basic Materials — 5.53%
	Alcoa Inc
235,000	5.40%, 04/15/2021		248,860
160,000	5.13%, 10/01/2024		160,208
	ArcelorMittal
1,365,000	10.35%, 06/01/2019		1,665,300
140,000	7.50%, 10/15/2039		144,200
	Celanese US Holdings LLC
730,000	5.88%, 06/15/2021(c)		777,450
335,000	4.63%, 11/15/2022		328,300
550,000	Compass Minerals International Inc(d) 4.88%, 07/15/2024		525,250
460,000	Eldorado Gold Corp(d) 6.13%, 12/15/2020		456,550
	First Quantum Minerals Ltd(d)
362,000	6.75%, 02/15/2020		365,620
805,000	7.00%, 02/15/2021		816,069
200,000	7.25%, 05/15/2022		204,500
755,000	FMG Resources August 2006 Pty Ltd(c)(d) 8.25%, 11/01/2019		780,481
115,000	Hexion US Finance Corp 6.63%, 04/15/2020		115,575
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
905,000	8.88%, 02/01/2018		921,969
120,000	9.00%, 11/15/2020		114,300

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Basic Materials — (continued)
	HudBay Minerals Inc
$260,000	9.50%, 10/01/2020	$276,900
500,000	9.50%, 10/01/2020(d)	532,500
	Huntsman International LLC
170,000	8.63%, 03/15/2020	179,350
810,000	4.88%, 11/15/2020	797,850
480,000	8.63%, 03/15/2021	518,400
100,000	EUR, 5.13%, 04/15/2021	132,080
475,000	INEOS Finance PLC(d) 7.50%, 05/01/2020	505,875
	INEOS Group Holdings SA(d)
765,000	6.13%, 08/15/2018	763,087
260,000	5.88%, 02/15/2019	256,100
630,000	Momentive Performance Materials Inc 8.88%, 10/15/2020	564,637
	New Gold Inc(d)
140,000	7.00%, 04/15/2020	149,100
335,000	6.25%, 11/15/2022	339,188
575,000	Perstorp Holding AB(c)(d) 8.75%, 05/15/2017	599,437
430,000	PQ Corp(d) 8.75%, 05/01/2018	456,337
585,000	Ryerson Inc / Joseph T Ryerson & Son Inc 9.00%, 10/15/2017	617,175
200,000	Smurfit Kappa Acquisitions(d) 4.88%, 09/15/2018	204,000
305,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	347,700
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019	58,094
290,000	7.63%, 03/15/2020	304,500
95,000	5.13%, 10/01/2021(d)	96,425
40,000	6.38%, 08/15/2022	42,250
245,000	5.25%, 04/15/2023	246,838
160,000	5.50%, 10/01/2024(d)	160,800
330,000	Taminco Global Chemical Corp(d) 9.75%, 03/31/2020	363,413
715,000	TPC Group Inc(d) 8.75%, 12/15/2020	759,687
	WR Grace & Co-Conn(d)
410,000	5.13%, 10/01/2021	416,663
635,000	5.63%, 10/01/2024(c)	650,875

		17,963,893

Communications — 16.77%
675,000	Alcatel-Lucent USA Inc(d) 6.75%, 11/15/2020	685,125
	Altice SA(d)
100,000	EUR, 7.25%, 05/15/2022	130,726
1,810,000	7.75%, 05/15/2022	1,868,825
	Avaya Inc(d)
1,795,000	7.00%, 04/01/2019	1,741,150
345,000	10.50%, 03/01/2021	301,875
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	311,150
280,000	7.75%, 04/15/2018	303,450

Principal Amount		Fair Value

Communications — (continued)
$45,000	8.00%, 04/15/2020	$49,500
	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(d)
510,000	5.63%, 02/15/2024	511,275
320,000	5.88%, 03/15/2025	321,600
	CCO Holdings LLC / CCO Holdings Capital Corp
135,000	7.38%, 06/01/2020	142,763
295,000	6.50%, 04/30/2021	307,538
70,000	6.63%, 01/31/2022	73,500
1,580,000	5.25%, 09/30/2022	1,546,425
625,000	5.13%, 02/15/2023	600,000
	CenturyLink Inc
80,000	5.63%, 04/01/2020	82,520
1,345,000	6.75%, 12/01/2023(c)	1,442,512
	Clear Channel Worldwide Holdings Inc
495,000	7.63%, 03/15/2020	513,562
755,000	6.50%, 11/15/2022	771,987
	CSC Holdings LLC
520,000	6.75%, 11/15/2021	553,904
535,000	5.25%, 06/01/2024(d)	513,600
595,000	Cumulus Media Holdings Inc(c) 7.75%, 05/01/2019	609,875
1,400,000	Digicel Group Ltd(d) 8.25%, 09/30/2020	1,442,140
155,000	Digicel Ltd(d) 8.25%, 09/01/2017	157,914
	DISH DBS Corp
420,000	7.88%, 09/01/2019	474,600
390,000	6.75%, 06/01/2021	419,250
220,000	Entercom Radio LLC 10.50%, 12/01/2019	240,900
	Frontier Communications Corp
230,000	8.13%, 10/01/2018	257,025
975,000	6.25%, 09/15/2021	965,250
105,000	7.63%, 04/15/2024	108,938
60,000	6.88%, 01/15/2025	59,250
	Gannett Co Inc
300,000	5.13%, 10/15/2019(d)	303,000
655,000	5.13%, 07/15/2020	651,725
335,000	4.88%, 09/15/2021(d)	324,113
265,000	Getty Images Inc(c)(d) 7.00%, 10/15/2020	195,438
835,000	Gray Television Inc 7.50%, 10/01/2020	853,787
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019	478,125
380,000	7.63%, 06/15/2021	414,200
	iHeartCommunications Inc
855,000	9.00%, 12/15/2019	861,412
1,060,000	9.00%, 03/01/2021	1,054,700
155,000	Inmarsat Finance PLC(d) 4.88%, 05/15/2022	151,513
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	378,963
315,000	6.63%, 12/15/2022(c)	318,150
	Intelsat Luxembourg SA
2,525,000	7.75%, 06/01/2021	2,572,344

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Communications — (continued)
$585,000	8.13%, 06/01/2023	$609,862
	Lamar Media Corp
330,000	5.88%, 02/01/2022	339,900
385,000	5.38%, 01/15/2024(d)	385,962
965,000	Level 3 Escrow II Inc(d) 5.38%, 08/15/2022	948,112
	Level 3 Financing Inc
40,000	8.13%, 07/01/2019	42,600
170,000	7.00%, 06/01/2020	179,138
450,000	8.63%, 07/15/2020	487,125
160,000	6.13%, 01/15/2021(d)	164,800
110,000	LIN Television Corp 6.38%, 01/15/2021	110,825
540,000	Mediacom LLC / Mediacom Capital Corp 7.25%, 02/15/2022	567,000
365,000	Nexstar Broadcasting Inc 6.88%, 11/15/2020	374,125
170,000	NII International Telecom SCA(c)(d)(e)(f) 7.88%, 08/15/2019	113,475
	Numericable Group SA(d)
1,375,000	6.00%, 05/15/2022	1,385,312
100,000	EUR, 5.63%, 05/15/2024	130,274
600,000	6.25%, 05/15/2024	598,500
	Quebecor Media Inc
140,000	CAD, 7.38%, 01/15/2021	136,256
600,000	5.75%, 01/15/2023	595,500
380,000	Qwest Corp 6.75%, 12/01/2021	435,628
790,000	SBA Communications Corp(d) 4.88%, 07/15/2022	758,400
420,000	SBA Telecommunications Inc 5.75%, 07/15/2020	427,350
	Sinclair Television Group Inc
310,000	5.38%, 04/01/2021	305,350
295,000	6.38%, 11/01/2021	301,638
65,000	6.13%, 10/01/2022	66,138
130,000	5.63%, 08/01/2024(d)	125,125
	Sirius XM Radio Inc(d)
600,000	5.88%, 10/01/2020	607,500
715,000	6.00%, 07/15/2024	725,725
1,270,000	SoftBank Corp(d) 4.50%, 04/15/2020	1,266,825
1,295,000	Sprint Capital Corp 6.88%, 11/15/2028	1,236,725
125,000	Sprint Communications Inc 8.38%, 08/15/2017	139,688
475,000	9.00%, 11/15/2018(d)	548,625
750,000	7.00%, 08/15/2020	781,875
	Sprint Corp(d)
2,490,000	7.25%, 09/15/2021	2,592,712
1,255,000	7.88%, 09/15/2023	1,330,300
220,000	Syniverse Holdings Inc 9.13%, 01/15/2019	231,000
	T-Mobile USA Inc
145,000	6.46%, 04/28/2019	150,619
495,000	6.25%, 04/01/2021	499,950
170,000	6.63%, 04/28/2021	174,250
490,000	6.13%, 01/15/2022	492,450

Principal Amount		Fair Value

Communications — (continued)
$690,000	6.00%, 03/01/2023	$689,137
855,000	6.63%, 04/01/2023	874,237
465,000	6.84%, 04/28/2023	477,787
295,000	6.38%, 03/01/2025	294,263
245,000	Townsquare Radio LLC / Townsquare Radio Inc(d) 9.00%, 04/01/2019	263,988
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(d) 7.50%, 03/15/2019	158,625
	Univision Communications Inc(d)
210,000	7.88%, 11/01/2020	224,963
350,000	8.50%, 05/15/2021	370,125
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021	127,104
770,000	5.00%, 07/15/2022	762,300
200,000	Virgin Media Finance PLC(d) 6.38%, 04/15/2023	206,500
200,000	Virgin Media Secured Finance PLC(d) 5.38%, 04/15/2021	201,500
795,000	West Corp(d) 5.38%, 07/15/2022	733,387
1,365,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	1,474,200
530,000	Wind Acquisition Finance SA(d) 7.38%, 04/23/2021	532,650
	Windstream Corp
285,000	7.88%, 11/01/2017	316,350
210,000	7.75%, 10/01/2021	223,650
170,000	6.38%, 08/01/2023	164,050

		54,527,054

Consumer, Cyclical — 11.33%
1,180,000	1011778 BC Unlimited Liability Company / New Red Finance Inc(d) 6.00%, 04/01/2022	1,172,625
	AMC Entertainment Inc
320,000	9.75%, 12/01/2020	352,400
285,000	5.88%, 02/15/2022(c)	287,138
830,000	American Axle & Manufacturing Inc 7.75%, 11/15/2019	929,600
	AutoNation Inc
45,000	6.75%, 04/15/2018	51,350
445,000	5.50%, 02/01/2020	485,050
75,000	Beazer Homes USA Inc 8.13%, 06/15/2016	79,875
	Bon-Ton Department Stores Inc
354,000	10.63%, 07/15/2017	354,442
325,000	8.00%, 06/15/2021(c)	290,875
300,000	Boyd Gaming Corp(c) 9.13%, 12/01/2018	312,750
445,000	Brookfield Residential Properties Inc(d) 6.50%, 12/15/2020	461,687

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$415,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(d) 6.13%, 07/01/2022	$	417,075
244,000	Caesars Entertainment Operating Co(c) 9.00%, 02/15/2020		186,660
270,000	CCM Merger Inc(d) 9.13%, 05/01/2019		284,850
220,000	CEC Entertainment Inc(d) 8.00%, 02/15/2022		205,700
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
200,000	5.25%, 03/15/2021		197,000
120,000	5.38%, 06/01/2024(d)		116,400
405,000	Chrysler Group LLC / CG Co-Issuer Inc 8.25%, 06/15/2021		441,450
	Cinemark USA Inc
55,000	7.38%, 06/15/2021		58,850
295,000	5.13%, 12/15/2022		289,838
235,000	4.88%, 06/01/2023		223,838
	Dana Holding Corp
300,000	5.38%, 09/15/2021		305,250
755,000	6.00%, 09/15/2023		779,537
45,000	Exide Technologies(f)(g) 8.63%, 02/01/2018		11,250
80,000	Felcor Lodging LP 5.63%, 03/01/2023		78,200
245,000	First Cash Financial Services Inc(c) 6.75%, 04/01/2021		254,800
185,000	Fontainebleau Las Vegas Holdings LLC(d)(f)(g) 10.25%, 06/15/2015		1,943
	General Motors Corp(h)
145,000	0.00%, 07/15/2023		2,175
120,000	0.00%, 07/15/2033		1,800
480,000	Gibson Brands Inc(d) 8.88%, 08/01/2018		469,200
	GLP Capital LP / GLP Financing II Inc
155,000	4.38%, 11/01/2018		157,325
485,000	4.88%, 11/01/2020		494,550
345,000	Great Canadian Gaming Corp(d)
	CAD, 6.63%, 07/25/2022		323,452
	HD Supply Inc
680,000	7.50%, 07/15/2020		705,500
340,000	11.50%, 07/15/2020		391,850
	Isle of Capri Casinos Inc
430,000	7.75%, 03/15/2019		448,275
210,000	5.88%, 03/15/2021		212,625
130,000	Jo-Ann Stores Holdings Inc(d) 9.75%, 10/15/2019		120,900
700,000	Jo-Ann Stores Inc(d) 8.13%, 03/15/2019		665,000
	L Brands Inc
340,000	6.63%, 04/01/2021		374,000
450,000	5.63%, 02/15/2022		469,125

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$140,000	Landry’s Holdings II Inc(d) 10.25%, 01/01/2018	$	144,200
1,285,000	Landry’s Inc(d) 9.38%, 05/01/2020		1,358,887
	Lennar Corp
345,000	4.50%, 06/15/2019		341,981
735,000	4.75%, 11/15/2022		711,112
455,000	M/I Homes Inc 8.63%, 11/15/2018		476,044
	MGM Resorts International
135,000	8.63%, 02/01/2019		152,226
510,000	5.25%, 03/31/2020(c)		510,000
1,135,000	6.75%, 10/01/2020		1,208,775
685,000	6.63%, 12/15/2021		722,675
1,455,813	MTR Gaming Group Inc 11.50%, 08/01/2019		1,588,656
768,000	Navistar International Corp 8.25%, 11/01/2021		787,200
455,000	Neiman Marcus Group LLC 7.13%, 06/01/2028		452,725
	Neiman Marcus Group LTD LLC(d)
225,000	8.00%, 10/15/2021		234,000
610,000	8.75%, 10/15/2021		642,025
590,000	Oshkosh Corp 5.38%, 03/01/2022		592,950
695,000	Penn National Gaming Inc(c) 5.88%, 11/01/2021		641,137
670,000	Penske Automotive Group Inc 5.75%, 10/01/2022		680,050
140,000	Petco Animal Supplies Inc(d) 9.25%, 12/01/2018		147,350
583,000	Pittsburgh Glass Works LLC(d) 8.00%, 11/15/2018		617,980
	PulteGroup Inc
300,000	7.63%, 10/15/2017		336,000
190,000	7.88%, 06/15/2032		213,750
330,000	6.00%, 02/15/2035		313,500
	Regal Entertainment Group
275,000	5.75%, 03/15/2022		275,688
760,000	5.75%, 06/15/2023		748,600
145,000	5.75%, 02/01/2025		143,188
	Rite Aid Corp
675,000	9.25%, 03/15/2020		735,750
155,000	8.00%, 08/15/2020		165,850
143,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(d) 9.50%, 06/15/2019		153,010
686,000	Sabre GLBL Inc(d) 8.50%, 05/15/2019		734,020
195,000	Sabre Holdings Corp 8.35%, 03/15/2016		210,113
	Schaeffler Finance BV(d)
235,000	7.75%, 02/15/2017		255,563
580,000	4.25%, 05/15/2021		558,250
1,015,000	4.75%, 05/15/2021		1,012,462
355,000	Schaeffler Holding Finance BV(d) 6.88%, 08/15/2018		369,200
170,000	Scientific Games Corp(c) 8.13%, 09/15/2018		163,625

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$160,000	Scientific Games International Inc(c) 6.25%, 09/01/2020	$133,600
1,420,000	Six Flags Entertainment Corp(d) 5.25%, 01/15/2021	1,377,400
775,000	Standard Pacific Corp 6.25%, 12/15/2021	789,531
205,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 6.38%, 06/01/2021	195,775
	Taylor Morrison Communities Inc / Monarch Communities Inc(d)
531,000	7.75%, 04/15/2020	568,170
305,000	5.25%, 04/15/2021	297,375
190,000	5.63%, 03/01/2024	182,875
295,000	Tenneco Inc 6.88%, 12/15/2020	311,225
323,766	Travelport LLC / Travelport Holdings Inc(d) 13.88%, 03/01/2016	323,766
100,000	TRW Automotive Inc(d) 4.50%, 03/01/2021	101,250
705,000	Weyerhaeuser Real Estate Co(d) 5.88%, 06/15/2024	697,950

		36,843,669

Consumer, Non-cyclical — 13.39%
	Acadia Healthcare Co Inc
505,000	6.13%, 03/15/2021	520,150
315,000	5.13%, 07/01/2022	307,125
1,190,000	Alliance Data Systems Corp(d) 5.38%, 08/01/2022	1,154,300
	Ashtead Capital Inc(d)
830,000	6.50%, 07/15/2022	879,800
435,000	5.63%, 10/01/2024	438,262
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
65,000	9.75%, 03/15/2020	71,500
830,000	5.13%, 06/01/2022(d)	815,475
410,000	5.50%, 04/01/2023	406,925
	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp
215,000	7.75%, 02/15/2019	225,213
405,000	6.00%, 10/15/2021	418,162
550,000	Barry Callebaut Services NV(d) 5.50%, 06/15/2023	583,324
380,000	Capsugel SA(d) 7.00%, 05/15/2019	379,050
503,000	Catamaran Corp 4.75%, 03/15/2021	483,823
235,000	Centene Corp(c) 4.75%, 05/15/2022	235,588
1,335,000	Ceridian HCM Holding Inc(d) 11.00%, 03/15/2021	1,515,225
185,000	Ceridian LLC(d) 8.88%, 07/15/2019	204,656
320,000	Ceridian LLC / Comdata Inc(d) 8.13%, 11/15/2017	320,400

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
	CHS/Community Health Systems Inc
$210,000	5.13%, 08/15/2018	$215,775
115,000	8.00%, 11/15/2019	122,786
540,000	5.13%, 08/01/2021(d)	538,650
95,000	6.88%, 02/01/2022(d)	98,800
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	119,900
1,290,000	4.25%, 05/01/2023	1,259,362
560,000	ConvaTec Finance International SA(d) 8.25%, 01/15/2019	569,800
345,000	ConvaTec Healthcare E SA(d) 10.50%, 12/15/2018	365,269
675,000	Crimson Merger Sub Inc(d) 6.63%, 05/15/2022	615,094
780,000	DaVita HealthCare Partners Inc 5.13%, 07/15/2024	766,350
490,000	Elizabeth Arden Inc(c) 7.38%, 03/15/2021	434,875
795,000	Endo Finance LLC(d) 5.75%, 01/15/2022	785,062
415,000	Endo Finance LLC & Endo Finco Inc(d) 5.38%, 01/15/2023	395,288
195,000	Envision Healthcare Corp(d) 5.13%, 07/01/2022	192,075
260,000	ESAL GmbH(d) 6.25%, 02/05/2023	252,200
185,000	Fresenius Medical Care US Finance II Inc(d) 5.63%, 07/31/2019	194,750
560,000	Garda World Security Corp(d) 7.25%, 11/15/2021	557,200
	HCA Inc
390,000	3.75%, 03/15/2019	381,225
1,910,000	6.50%, 02/15/2020	2,086,675
55,000	7.50%, 02/15/2022	61,875
415,000	Health Net Inc 6.38%, 06/01/2017	447,162
905,000	Heinz (HJ) Co 4.25%, 10/15/2020	899,344
	Hertz Corp
425,000	5.88%, 10/15/2020	431,375
240,000	6.25%, 10/15/2022(c)	243,000
350,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	366,625
740,000	Igloo Holdings Corp(d) 8.25%, 12/15/2017	752,950
430,000	Jaguar Holding Co I(d) 9.38%, 10/15/2017	434,300
425,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(d) 9.50%, 12/01/2019	455,812
	JBS USA LLC / JBS USA Finance Inc(d)
1,060,000	7.25%, 06/01/2021	1,113,000

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$650,000	JLL/Delta Dutch Newco BV(d) 7.50%, 02/01/2022	$656,419
1,045,000	Kinetic Concepts Inc / KCI USA Inc 10.50%, 11/01/2018	1,136,437
520,000	Lender Processing Services Inc 5.75%, 04/15/2023	543,400
475,000	Novelis Inc 8.75%, 12/15/2020	507,656
585,000	Par Pharmaceutical Cos Inc 7.38%, 10/15/2020	609,862
	PHH Corp
615,000	7.38%, 09/01/2019	651,900
380,000	6.38%, 08/15/2021	372,400
350,000	Prestige Brands Inc(c)(d) 5.38%, 12/15/2021	329,000
920,000	Revlon Consumer Products Corp 5.75%, 02/15/2021	901,600
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
350,000	7.88%, 08/15/2019	371,875
1,525,000	9.88%, 08/15/2019	1,641,281
390,000	5.75%, 10/15/2020	396,825
200,000	8.25%, 02/15/2021(c)	211,500
145,000	Salix Pharmaceuticals Ltd(d) 6.00%, 01/15/2021	156,963
	Service Corp International
939,000	5.38%, 01/15/2022	948,390
640,000	5.38%, 05/15/2024(d)	641,600
290,000	7.50%, 04/01/2027	321,175
	Smithfield Foods Inc(d)
55,000	5.25%, 08/01/2018	55,138
60,000	5.88%, 08/01/2021	60,750
	Spectrum Brands Inc
262,000	6.75%, 03/15/2020	273,135
20,000	6.38%, 11/15/2020	20,850
15,000	6.63%, 11/15/2022	15,750
	Teleflex Inc
155,000	6.88%, 06/01/2019	162,363
440,000	5.25%, 06/15/2024(d)	431,200
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	281,563
95,000	4.75%, 06/01/2020	94,288
735,000	6.00%, 10/01/2020	777,262
1,105,000	4.50%, 04/01/2021	1,077,375
285,000	4.38%, 10/01/2021	272,888
440,000	TMS International Corp(d) 7.63%, 10/15/2021	459,800
	United Rentals North America Inc
760,000	7.63%, 04/15/2022	826,500
265,000	6.13%, 06/15/2023	272,288
525,000	5.75%, 11/15/2024	531,562
170,000	United Surgical Partners International Inc
	9.00%, 04/01/2020	183,175
	Valeant Pharmaceuticals International(d)
260,000	6.75%, 08/15/2018	274,300
385,000	6.88%, 12/01/2018	397,512

Principal Amount		Fair Value

Consumer, Non-cyclical — (continued)
$20,000	7.00%, 10/01/2020	$20,900
1,180,000	6.38%, 10/15/2020	1,212,450
35,000	5.63%, 12/01/2021	34,869
615,000	WellCare Health Plans Inc 5.75%, 11/15/2020	625,762
645,000	WhiteWave Foods Co 5.38%, 10/01/2022	651,450

		43,526,970

Diversified — 0.46%
610,000	DH Services Luxembourg S.a.r.l.(d) 7.75%, 12/15/2020	640,500
830,000	Nielsen Co Luxembourg S.a.r.l.(d) 5.50%, 10/01/2021	834,150

		1,474,650

Energy — 13.81%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021	242,650
100,000	6.13%, 07/15/2022	106,500
900,000	4.88%, 05/15/2023	923,625
325,000	Alpha Natural Resources Inc(c) 6.25%, 06/01/2021	188,906
355,000	Antero Resources Corp(d) 5.13%, 12/01/2022	345,237
740,000	Antero Resources Finance Corp 5.38%, 11/01/2021	736,300
	Athlon Holdings LP / Athlon Finance Corp
1,145,000	7.38%, 04/15/2021	1,245,187
340,000	6.00%, 05/01/2022(c)(d)	364,650
420,000	Baytex Energy Corp(d) 5.13%, 06/01/2021	409,500
870,000	5.63%, 06/01/2024	835,200
295,000	Calfrac Holdings LP(d) 7.50%, 12/01/2020	308,275
	California Resources Corp(d)
340,000	5.00%, 01/15/2020	345,100
410,000	6.00%, 11/15/2024	421,275
230,000	Carrizo Oil & Gas Inc 8.63%, 10/15/2018	239,200
385,000	Chaparral Energy Inc 8.25%, 09/01/2021	411,950
55,000	Chesapeake Energy Corp EUR, 6.25%, 01/15/2017	75,026
450,000	3.48%, 04/15/2019(b)	451,125
665,000	6.13%, 02/15/2021	723,187
245,000	4.88%, 04/15/2022	246,225
100,000	5.75%, 03/15/2023	106,500
	Concho Resources Inc
215,000	6.50%, 01/15/2022	228,438
280,000	5.50%, 10/01/2022	288,400
625,000	5.50%, 04/01/2023	650,000

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
$185,000	Connacher Oil & Gas Ltd(c)(d) 8.50%, 08/01/2019	$141,063
255,000	CONSOL Energy Inc 8.25%, 04/01/2020	266,475
590,000	5.88%, 04/15/2022(d)	581,150
90,000	Denbury Resources Inc 6.38%, 08/15/2021	93,600
660,000	5.50%, 05/01/2022	653,400
330,000	Dynegy Holdings LLC(e)(f)(h) 0.00%, 06/01/2019	413
322,000	Energy Transfer Equity LP 7.50%, 10/15/2020	358,225
	EP Energy LLC / Everest Acquisition Finance Inc
190,000	6.88%, 05/01/2019	198,075
540,000	9.38%, 05/01/2020	588,600
70,000	7.75%, 09/01/2022	74,025
295,000	EXCO Resources Inc 7.50%, 09/15/2018	281,725
	Exterran Partners LP / EXLP Finance Corp
300,000	6.00%, 04/01/2021	291,750
535,000	6.00%, 10/01/2022(d)	520,287
430,000	Forum Energy Technologies Inc 6.25%, 10/01/2021	441,825
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
115,000	7.63%, 04/01/2020	122,475
204,000	6.75%, 02/01/2022	225,930
785,000	FTS International Inc(d) 6.25%, 05/01/2022	771,262
275,000	Goodrich Petroleum Corp(c) 8.88%, 03/15/2019	282,563
265,000	Gulfport Energy Corp 7.75%, 11/01/2020(d)	276,263
1,135,000	7.75%, 11/01/2020	1,183,237
400,000	Halcon Resources Corp 9.75%, 07/15/2020	407,000
1,300,000	8.88%, 05/15/2021	1,280,500
	Hiland Partners LP / Hiland Partners Finance Corp(d)
575,000	7.25%, 10/01/2020	609,500
120,000	5.50%, 05/15/2022	116,700
500,000	Hilcorp Energy I LP / Hilcorp Finance Co(d)
	5.00%, 12/01/2024	481,250
275,000	Key Energy Services Inc 6.75%, 03/01/2021	264,688
195,000	Kinder Morgan Inc 7.00%, 06/15/2017	214,988
925,000	5.00%, 02/15/2021(d)	964,312
100,000	7.80%, 08/01/2031	121,000
360,000	7.75%, 01/15/2032	441,900
715,000	Kodiak Oil & Gas Corp 8.13%, 12/01/2019	766,837
80,000	5.50%, 02/01/2022	80,400
1,355,000	Lightstream Resources Ltd(d) 8.63%, 02/01/2020	1,341,450

Principal Amount		Fair Value

Energy — (continued)
	Linn Energy LLC / Linn Energy Finance Corp
$50,000	6.50%, 05/15/2019	$49,000
1,410,000	6.25%, 11/01/2019	1,376,512
490,000	6.50%, 09/15/2021	477,750
190,000	Lone Pine Resources Canada Ltd(g)(h)
	10.38%, 02/15/2017	1,021
400,000	MEG Energy Corp(d) 6.50%, 03/15/2021	410,000
500,000	6.38%, 01/30/2023	504,375
80,000	7.00%, 03/31/2024	82,800
215,000	Milagro Oil & Gas Inc(g) 10.50%, 05/15/2016	169,850
165,000	Newfield Exploration Co 6.88%, 02/01/2020	172,013
490,000	5.75%, 01/30/2022	525,525
200,000	5.63%, 07/01/2024	214,000
1,330,000	Oasis Petroleum Inc 6.88%, 03/15/2022	1,403,150
115,000	6.88%, 01/15/2023	121,038
	Offshore Group Investment Ltd(c)
520,000	7.50%, 11/01/2019	482,300
190,000	7.13%, 04/01/2023	167,438
245,000	Paragon Offshore PLC(c)(d) 6.75%, 07/15/2022	207,025
1,040,000	7.25%, 08/15/2024	878,800
35,000	Peabody Energy Corp 7.38%, 11/01/2016	37,100
45,000	Range Resources Corp 6.75%, 08/01/2020	47,363
50,000	5.00%, 08/15/2022	51,125
	Regency Energy Partners LP / Regency Energy Finance Corp
925,000	5.88%, 03/01/2022	962,000
245,000	5.00%, 10/01/2022	241,325
395,000	5.50%, 04/15/2023	399,937
340,000	4.50%, 11/01/2023	328,950
260,000	Rose Rock Midstream LP / Rose Rock Finance Corp(d)
	5.63%, 07/15/2022	257,400
735,000	Rosetta Resources Inc 5.63%, 05/01/2021	716,625
360,000	5.88%, 06/01/2024	353,700
545,000	Sabine Pass Liquefaction LLC 6.25%, 03/15/2022(d)	573,612
1,105,000	5.63%, 04/15/2023	1,116,050
250,000	5.63%, 04/15/2023(d)	252,500
550,000	5.75%, 05/15/2024(d)	559,625
945,000	Samson Investment Co 9.75%, 02/15/2020	857,587
385,000	Seven Generations Energy Ltd(d) 8.25%, 05/15/2020	415,800
345,000	Seventy Seven Energy Inc(d) 6.50%, 07/15/2022	338,963
225,000	Seventy Seven Operating LLC 6.63%, 11/15/2019	231,188
675,000	Shelf Drilling Holdings Ltd(c)(d) 8.63%, 11/01/2018	708,750

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Energy — (continued)
	SM Energy Co
$140,000	6.63%, 02/15/2019	$	145,250
95,000	6.50%, 11/15/2021		100,463
45,000	6.50%, 01/01/2023		46,800
560,000	Southern Star Central Corp(d)
	5.13%, 07/15/2022		557,200
220,000	Triangle USA Petroleum Corp(d)
	6.75%, 07/15/2022		214,775
890,000	Unit Corp
	6.63%, 05/15/2021		892,225
1,155,000	Whiting Petroleum Corp
	5.75%, 03/15/2021		1,221,412
104,000	Williams Cos Inc
	7.75%, 06/15/2031		125,191
	WPX Energy Inc
380,000	5.25%, 01/15/2017		395,200
1,145,000	6.00%, 01/15/2022		1,180,495

			44,906,532

Financial — 10.11%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(d)
	7.88%, 12/15/2020		315,675
	Ally Financial Inc
95,000	6.25%, 12/01/2017		101,888
190,000	8.00%, 12/31/2018		215,650
70,000	8.00%, 03/15/2020		81,550
220,000	7.50%, 09/15/2020		253,550
1,205,000	8.00%, 11/01/2031		1,503,237
415,000	American International Group Inc(b)
	8.18%, 05/15/2058		559,212
200,000	Banco Bilbao Vizcaya Argentaria SA(b)(i)
	9.00%, Perpetual		212,500
415,000	BBVA International Preferred SAU(b)(c)(i)
	5.92%, Perpetual		422,781
	CBRE Services Inc
300,000	6.63%, 10/15/2020		315,420
898,000	5.00%, 03/15/2023		888,930
260,000	5.25%, 03/15/2025		258,375
	CIT Group Inc
215,000	5.25%, 03/15/2018		221,450
230,000	6.63%, 04/01/2018(d)		246,675
510,000	5.50%, 02/15/2019(d)		533,587
175,000	3.88%, 02/19/2019		171,938
175,000	5.38%, 05/15/2020		180,688
825,000	5.00%, 08/15/2022		827,062
205,000	5.00%, 08/01/2023		203,463
170,000	Citigroup Inc(b)
	5.90%, 12/29/2049		165,325
430,000	CNG Holdings Inc(d)
	9.38%, 05/15/2020		337,550
150,000	CNO Financial Group Inc(d)
	6.38%, 10/01/2020		159,000
200,000	Commerzbank AG(d)
	8.13%, 09/19/2023		230,900
240,000	Community Choice Financial Inc
	10.75%, 05/01/2019		181,200

Principal Amount			Fair Value

Financial — (continued)
	Corrections Corp of America
$85,000	4.13%, 04/01/2020	$	83,300
490,000	4.63%, 05/01/2023(c)		474,075
600,000	Credit Acceptance Corp(d)
	6.13%, 02/15/2021		610,500
	Crown Castle International Corp
235,000	4.88%, 04/15/2022		228,538
1,005,000	5.25%, 01/15/2023		996,206
500,000	DFC Finance Corp(d)
	10.50%, 06/15/2020		485,000
850,000	Dresdner Funding Trust I(d)
	8.15%, 06/30/2031		1,003,000
945,000	E*TRADE Financial Corp
	6.38%, 11/15/2019		992,250
280,000	Genworth Holdings Inc(b)
	6.15%, 11/15/2066		246,400
920,000	Hockey Merger Sub 2 Inc(d)
	7.88%, 10/01/2021		941,850
720,000	Howard Hughes Corp(d)
	6.88%, 10/01/2021		743,400
90,000	Hub Holdings LLC / Hub Holdings Finance Inc(d)
	8.13%, 07/15/2019		87,975
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
725,000	6.00%, 08/01/2020		744,937
1,240,000	5.88%, 02/01/2022		1,240,000
	International Lease Finance Corp
65,000	6.25%, 05/15/2019		69,648
325,000	5.88%, 08/15/2022		339,625
665,000	Iron Mountain Inc
	6.00%, 08/15/2023		681,625
	iStar Financial Inc
295,000	7.13%, 02/15/2018		305,325
300,000	4.88%, 07/01/2018		291,750
160,000	5.00%, 07/01/2019		154,000
75,000	Liberty Mutual Group Inc(d)
	7.80%, 03/15/2037		88,219
255,000	Lloyds Bank PLC(b)(i)
	GBP, 13.00%, Perpetual		683,128
593,000	Lloyds Banking Group PLC(b)(i)
	7.50%, Perpetual		610,790
475,000	Mattamy Group Corp(d)
	6.50%, 11/15/2020		473,813
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021		90,950
340,000	6.38%, 02/15/2022		362,950
	Nationstar Mortgage LLC / Nationstar Capital Corp
745,000	7.88%, 10/01/2020		752,450
370,000	6.50%, 07/01/2021		352,425
545,000	Navient LLC
	8.45%, 06/15/2018		613,125
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(d)
105,000	5.63%, 03/15/2020		109,200
435,000	5.88%, 03/15/2022		462,188

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Financial — (continued)
$250,000	NRG Yield Operating LLC(d)
	5.38%, 08/15/2024	$	251,250
340,000	Nuveen Investments Inc(d)
	9.13%, 10/15/2017		363,800
440,000	Ocwen Financial Corp(c)(d)
	6.63%, 05/15/2019		424,600
	Omega Healthcare Investors Inc
120,000	6.75%, 10/15/2022		127,500
655,000	4.95%, 04/01/2024(d)		666,462
	Provident Funding Associates LP / PFG Finance Corp(d)
260,000	10.13%, 02/15/2019		278,200
495,000	6.75%, 06/15/2021		490,050
550,000	ROC Finance LLC / ROC Finance 1 Corp(c)(d)
	12.13%, 09/01/2018		594,000
	Royal Bank of Scotland Group PLC
615,000	7.65%,Perpetual(b)(i)		719,550
255,000	6.00%, 12/19/2023		267,326
235,000	5.13%, 05/28/2024		230,902
1,100,000	7.64%, 03/31/2049(b)		1,163,250
	Springleaf Finance Corp
1,230,000	6.90%, 12/15/2017		1,306,875
185,000	6.00%, 06/01/2020		187,775
90,000	7.75%, 10/01/2021		100,800
390,000	Stearns Holdings Inc(d)
	9.38%, 08/15/2020		399,750
300,000	TMX Finance LLC / TitleMax Finance Corp(d)
	8.50%, 09/15/2018		298,500
600,000	USI Inc(d)
	7.75%, 01/15/2021		597,000
510,000	Walter Investment Management Corp(c)(d)
	7.88%, 12/15/2021		502,350

			32,876,188

Industrial — 7.54%
1,640,000	ADS Waste Holdings Inc
	8.25%, 10/01/2020		1,709,700
555,000	Aguila 3 SA(d)
	7.88%, 01/31/2018		568,875
464,000	Ainsworth Lumber Co Ltd(d)
	7.50%, 12/15/2017		480,240
320,000	Air Medical Group Holdings Inc
	9.25%, 11/01/2018		334,000
395,000	Amsted Industries Inc(d)
	5.38%, 09/15/2024		383,150
300,000	Ardagh Finance Holdings SA(c)(d)
	8.63%, 06/15/2019		301,500
935,000	Belden Inc(d)
	5.25%, 07/15/2024		895,262
	Berry Plastics Corp
490,000	9.75%, 01/15/2021		542,675
225,000	5.50%, 05/15/2022		216,563
525,000	BlueLine Rental Finance Corp(d)
	7.00%, 02/01/2019		539,438
655,000	Boise Cascade Co
	6.38%, 11/01/2020		681,200

Principal Amount			Fair Value

Industrial — (continued)
	Bombardier Inc(d)
$105,000	7.75%, 03/15/2020	$	114,471
310,000	6.13%, 01/15/2023(c)		310,388
605,000	Briggs & Stratton Corp
	6.88%, 12/15/2020		669,281
	Building Materials Corp of America(d)
285,000	6.88%, 08/15/2018		294,975
125,000	7.00%, 02/15/2020		130,000
135,000	7.50%, 03/15/2020		141,075
140,000	6.75%, 05/01/2021		146,650
	Cemex Finance LLC(d)
200,000	9.38%, 10/12/2022		225,500
225,000	6.00%, 04/01/2024		224,370
	Cemex SAB de CV(d)
200,000	9.50%, 06/15/2018		222,690
1,105,000	6.50%, 12/10/2019		1,140,912
350,000	5.70%, 01/11/2025		337,225
882,000	CHC Helicopter SA
	9.25%, 10/15/2020		939,330
410,000	Coveris Holdings SA(d)
	7.88%, 11/01/2019		428,450
485,000	CPG Merger Sub LLC(d)
	8.00%, 10/01/2021		492,275
460,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023		434,700
862,000	Gates Global LLC / Gates Global Co(d)
	6.00%, 07/15/2022		810,280
550,000	JM Huber Corp(d)
	9.88%, 11/01/2019		616,000
155,000	JMC Steel Group Inc(d)
	8.25%, 03/15/2018		156,550
610,000	Legrand France SA
	8.50%, 02/15/2025		837,408
395,000	Louisiana-Pacific Corp
	7.50%, 06/01/2020		420,675
545,000	Manitowoc Co Inc
	5.88%, 10/15/2022		561,350
330,000	Masonite International Corp(d)
	8.25%, 04/15/2021		353,100
265,000	MasTec Inc
	4.88%, 03/15/2023		247,775
	Nortek Inc
460,000	10.00%, 12/01/2018		484,150
625,000	8.50%, 04/15/2021		671,875
72,000	Owens Corning
	9.00%, 06/15/2019		87,937
265,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(c)(d)
	10.00%, 06/01/2020		278,250
	Sealed Air Corp(d)
685,000	6.50%, 12/01/2020		730,381
405,000	5.25%, 04/01/2023		396,900
65,000	6.88%, 07/15/2033		63,294
225,000	Swift Services Holdings Inc
	10.00%, 11/15/2018		236,250
	Terex Corp
90,000	6.50%, 04/01/2020		94,275

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Industrial — (continued)
$875,000	6.00%, 05/15/2021	$910,000
115,000	Tervita Corp(c)(d) 10.88%, 02/15/2018	115,000
	TransDigm Inc
770,000	5.50%, 10/15/2020	746,900
90,000	7.50%, 07/15/2021	96,075
565,000	6.50%, 07/15/2024(d)	562,881
80,000	USG Corp(d) 5.88%, 11/01/2021	81,600
360,000	Vander Intermediate Holding II Corp(c)(d) 9.75%, 02/01/2019	376,200
845,000	Watco Cos LLC / Watco Finance Corp(d) 6.38%, 04/01/2023	849,225
570,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	551,475
280,000	Zebra Technologies Corp(d) 7.25%, 10/15/2022	284,550

		24,525,251

Technology — 1.94%
755,000	ACI Worldwide Inc(d) 6.38%, 08/15/2020	783,312
95,000	Epicor Software Corp 8.63%, 05/01/2019	100,463
	First Data Corp
1,340,000	8.25%, 01/15/2021(d)	1,420,400
257,000	11.25%, 01/15/2021	292,659
230,000	12.63%, 01/15/2021	275,425
474,000	11.75%, 08/15/2021	548,655
50,941	First Data Holdings Inc(d) 14.50%, 09/24/2019	53,488
	Freescale Semiconductor Inc
425,000	10.75%, 08/01/2020	471,750
855,000	5.00%, 05/15/2021(d)	840,037
455,000	6.00%, 01/15/2022(d)	461,825
140,000	IMS Health Inc(d) 6.00%, 11/01/2020	143,500
350,000	Micron Technology Inc(d) 5.88%, 02/15/2022	362,250
545,000	SunGard Data Systems Inc 6.63%, 11/01/2019	545,000

		6,298,764

Utilities — 2.26%
	AES Corp
960,000	8.00%, 10/15/2017	1,077,600
365,000	8.00%, 06/01/2020	418,838
765,000	7.38%, 07/01/2021	856,800
150,000	4.88%, 05/15/2023	142,500
	Calpine Corp
435,000	6.00%, 01/15/2022(d)	460,012
90,000	5.88%, 01/15/2024(d)	93,150
985,000	5.75%, 01/15/2025	956,681
290,000	DPL Inc
	6.50%, 10/15/2016	307,400

Principal Amount		Fair Value

Utilities — (continued)
$515,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d)(e)(f) 11.75%, 03/01/2022	$608,344
	GenOn Americas Generation LLC
235,000	8.50%, 10/01/2021	220,019
260,000	9.13%, 05/01/2031(c)	237,900
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	26,000
165,000	9.88%, 10/15/2020	171,600
	NRG Energy Inc
705,000	7.63%, 01/15/2018	775,500
575,000	7.88%, 05/15/2021	618,125
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016	180,217
120,000	6.50%, 11/01/2020	123,600
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d) 11.50%, 10/01/2020	83,750

		7,358,036

TOTAL CORPORATE BONDS AND NOTES — 83.14% (Cost $269,873,664)		$270,301,007

CONVERTIBLE BONDS
Communications — 0.14%
235,000	Sirius XM Radio Inc(d) 7.00%, 12/01/2014	446,794

Financial — 0.15%
386,000	iStar Financial Inc 3.00%, 11/15/2016	486,842

TOTAL CONVERTIBLE BONDS — 0.29% (Cost $687,027)		$933,636

Shares

COMMON STOCK
Basic Materials — 0.31%
18,216	Huntsman Corp	473,517
12,865	MeadWestvaco Corp	526,693

		1,000,210

Communications — 0.11%
5,850	DISH Network Corp Class A (j)	377,793

Consumer, Cyclical — 0.71%
19,583	American Axle & Manufacturing Holdings Inc (j)	328,407
12,390	Dana Holding Corp	237,516

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Consumer, Cyclical — (continued)
15,707	General Motors Co	$	501,681
23	Harry & David Holdings Inc (j)		3,266
17,417	Hilton Worldwide Holdings Inc (j)		428,981
37,525	Penn National Gaming Inc (j)		420,655
79,140	Rite Aid Corp (j)		383,038

			2,303,544

Consumer, Non-cyclical — 0.19%
4,810	Jarden Corp (j)		289,129
13,750	Live Nation Entertainment Inc (j)		330,275

			619,404

Energy — 0.32%
14,005	Eclipse Resources Corp (c)(j)		232,763
21,195	EP Energy Corp Class A (c)(j)		370,489
23,699	Lone Pine Resources Canada Ltd (h)(j)		846
23,699	Lone Pine Resources Inc Class A (h)(j)		948
11,995	Seventy Seven Energy Inc (j)		284,761
123,773	Vantage Drilling Co (j)		157,192

			1,046,999

Financial — 0.29%
19,840	Ally Financial Inc (j)		459,098
6,596	CIT Group Inc		303,152
3,339	MetLife Inc		179,371

			941,621

TOTAL COMMON STOCK — 1.93% (Cost $6,262,833)		$	6,289,571

CONVERTIBLE PREFERRED STOCK
Financial — 0.39%
2,758	American Tower Corp Series A, 5.25%		299,243
2,595	Crown Castle International Corp, 4.50%		272,800
22,478	EPR Properties Series C, 5.75%		495,217
5,890	MetLife Inc, 5.00%		181,353

			1,248,613

Industrial — 0.16%
8,915	United Technologies Corp, 7.50%(c)		525,004

TOTAL CONVERTIBLE PREFERRED STOCK — 0.55% (Cost $1,684,797)		$	1,773,617

Shares			Fair Value

PREFERRED STOCK
Basic Materials — 0.19%
12,387	Alcoa Inc (j)	$	618,111

Consumer, Cyclical — 0.05%
6,447	M/I Homes Inc		165,366

Consumer, Non-cyclical — 0.09%
5,957	Tyson Foods Inc (j)		299,637

Financial — 0.45%
767	Ally Financial Inc (d)		767,719
4,800	Citigroup Inc Series K (b)		126,432
13,425	Federal National Mortgage Association (b)(j)		123,510
16,517	GMAC Capital Trust I (b)		439,517

			1,457,178

TOTAL PREFERRED STOCK — 0.78% (Cost $2,550,938)		$	2,540,292

WARRANTS
Consumer, Cyclical — 0.01%
980	General Motors Co, expiring 07/10/2016 (j)		21,932
980	General Motors Co, expiring 07/10/2019 (j)		14,161

			36,093

TOTAL WARRANTS — 0.01% (Cost $37,568)		$	36,093

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.92%
$3,000,000	International Bank for Reconstruction & Development
	0.01%, 10/01/2014	3,000,000

U.S. Government Agency Bonds and Notes — 4.44%
10,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 10/01/2014	10,000,000
2,500,000	Federal Home Loan Mortgage Corp
	0.00%, 10/02/2014	2,500,000
1,950,000	Federal National Mortgage Association
	0.00%, 10/01/2014	1,950,000

		14,450,000

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

U.S. Treasury Bonds and Notes — 0.03%
$104,000	U.S. Treasury Bills(k)
	0.02%, 10/23/2014	$	103,999

Repurchase Agreements — 4.55%
3,509,765	Undivided interest of 10.90% in a repurchase agreement (principal amount/value $32,212,458 with a maturity value of $32,212,459) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $3,509,765 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 10/15/16 - 9/1/44, with a value of $32,856,713. (l)(m)		3,509,765

3,509,765	Undivided interest of 3.82% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $3,509,765 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (l)		3,509,765

3,509,764	Undivided interest of 4.68% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $3,509,764 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (l)		3,509,764

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$738,878	Undivided interest of 6.62% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $738,878 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (l)(m)	$	738,878

3,509,764	Undivided interest of 9.03% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $3,509,764 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (l)(m)		3,509,764

			14,777,936

TOTAL SHORT TERM INVESTMENTS — 9.94% (Cost $32,331,935)		$	32,331,935

TOTAL INVESTMENTS — 103.30% (Cost $335,452,386)		$	335,871,184

OTHER ASSETS & LIABILITIES, NET — (3.30)%		$	(10,742,448)

TOTAL NET ASSETS — 100.00%		$	325,128,736

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	Restricted security; further details of these securities are included in a subsequent table.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.
(c)	All or a portion of the security is on loan at September 30, 2014.
(d)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2014, the aggregate cost and fair value of 144A securities was $112,916,755 and $112,515,100, respectively, representing 34.61% of net assets.

(e)

Security in default; some interest payments received during the last 12 months. At September 30, 2014, the aggregate cost and fair value of securities in default was $770,896 and $722,232, respectively, representing 0.22% of net assets.

(f)	Security in bankruptcy at September 30, 2014.
(g)

Security in default; no interest payments received during the last 12 months. At September 30, 2014, the aggregate cost and fair value of securities in default was $627,445 and $184,064, respectively, representing 0.06% of net assets.

(h)	Security is fair valued under procedures adopted by the Board of Directors.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Non-income producing security.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	Collateral received for securities on loan.
(m)	The rate of the repurchase agreement was less than 0.01%.
TLB	Term Loan B

At September 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Air Medical Group Holdings Inc	7.63%	05/31/2018	01/07/2014 - 01/17/2014	$565,291	$567,150	0.17%
Motor City TLB	3.73	07/18/2021	07/30/2014	413,267	411,643	0.13
Yonkers Racing Corp	3.48	07/22/2019	08/16/2013	204,456	184,777	0.06

				$1,183,014	$1,163,570	0.36%

At September 30, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
SSB	USD	322,982	CAD	345,000	October 2014	$15,053
HSB	USD	200,729	CAD	214,400	October 2014	9,367
WES	USD	58,222	CAD	62,200	October 2014	2,705
CIT	USD	490,529	EUR	373,500	December 2014	18,513
BB	USD	628,815	GBP	381,100	December 2014	11,424

					Net Appreciation	$57,062

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

At September 30, 2014, the Fund held the following outstanding credit default swaps:

Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating (a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Unrealized Depreciation
North America High Yield 22/Deutsche Bank	Sell	B+	5.00%	$1,980,000	$118,626	$141,250	June 20, 2019	$(8,685)

(a)	Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2014.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
HSB	HSBC Bank USA
SSB	State Street Bank
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  September 30, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Warrants	Exchange traded close price, bids and evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

  September 30, 2014

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Fixed Income Investments:
Bank Loans	$—	$21,665,033	$—	$21,665,033
Convertible Bonds	—	933,636	—	933,636
Foreign Corporate Bonds and Notes	—	51,557,007	5,409	51,562,416
Domestic Corporate Bonds and Notes	—	218,738,591	—	218,738,591
Equity Investments:
Convertible Preferred Stock	181,353	1,592,264	—	1,773,617
Domestic Common Stock	6,287,777	—	—	6,287,777
Foreign Common Stock	—	—	1,794	1,794
Preferred Stock	1,472,936	1,067,356	—	2,540,292
Warrants	36,093	—	—	36,093
Short Term Investments	—	32,331,935	—	32,331,935

Total investments, at fair value	7,978,159	327,885,822	7,203	335,871,184
Other Financial Investments:
Forward Foreign Currency Contracts (a)	—	57,062	—	57,062
Credit Default Swaps	—	118,626	—	118,626

Total Assets	$7,978,159	$328,061,510	$7,203	$336,046,872

(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

September 30, 2014

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

September 30, 2014

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund held an average notional value of $2,427,974 in forward foreign currency contracts for the reporting period.

Swap Agreements

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $1,990,000 in credit default swaps for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $335,460,741. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $6,376,682 and gross depreciation of investments in which there was an excess of tax cost over value of $5,966,239 resulting in net appreciation of $410,443.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the

September 30, 2014

risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $14,383,018 and received collateral of $14,777,936 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Apartment REITS — 18.35%
66,604	American Campus Communities Inc REIT	$	2,427,716
87,631	American Homes 4 Rent REIT		1,480,088
92,736	Apartment Investment & Management Co REIT Class A		2,950,860
36,587	Associated Estates Realty Corp REIT		640,638
83,270	AvalonBay Communities Inc REIT		11,738,572
54,313	Camden Property Trust REIT		3,722,070
88,585	Education Realty Trust Inc REIT		910,654
81,800	Equity Commonwealth REIT (a)		2,103,078
229,613	Equity Residential REIT		14,139,569
40,296	Essex Property Trust Inc REIT		7,202,910
36,264	Home Properties Inc REIT		2,112,015
47,730	Mid-America Apartment Communities Inc REIT		3,133,474
34,532	Post Properties Inc REIT		1,772,873
24,421	Silver Bay Realty Trust Corp REIT		395,864
159,764	UDR Inc REIT		4,353,569

			59,083,950

Diversified REITS — 9.15%
130,538	Cousins Properties Inc REIT		1,559,929
86,008	Digital Realty Trust Inc REIT		5,365,179
216,549	Duke Realty Corp REIT		3,720,312
41,389	DuPont Fabros Technology Inc REIT		1,119,159
37,329	First Potomac Realty Trust REIT		438,616
94,006	Liberty Property Trust REIT		3,126,639
102,944	New York Inc REIT (b)		1,058,264
12,292	PS Business Parks Inc REIT		935,913
110,780	Vornado Realty Trust REIT		11,073,569
42,293	Washington REIT		1,073,396

			29,470,976

Health Care REITS — 12.90%
14,989	Ashford Hospitality Prime Inc REIT		228,282
291,233	HCP Inc REIT		11,564,862
205,685	Health Care Inc REIT		12,828,573
61,864	Healthcare Realty Trust Inc REIT		1,464,940
22,118	LTC Properties Inc REIT		815,933
129,339	Senior Housing Properties Trust REIT		2,705,772
8,207	Universal Health Realty Income Trust REIT		342,068
186,826	Ventas Inc REIT		11,573,871

			41,524,301

Hotels REITS — 7.38%
49,309	Ashford Hospitality Trust Inc REIT		503,938
124,218	DiamondRock Hospitality Co REIT		1,575,084
70,214	FelCor Lodging Trust Inc REIT		657,203
127,411	Hersha Hospitality Trust REIT		811,608
95,082	Hospitality Properties Trust REIT		2,552,952

Shares			Fair Value

Hotels REITS — (continued)
480,460	Host Hotels & Resorts Inc REIT	$	10,248,212
66,058	LaSalle Hotel Properties REIT		2,261,826
40,557	Pebblebrook Hotel Trust REIT		1,514,398
157,023	Strategic Hotels & Resorts Inc REIT (a)		1,829,318
130,396	Sunstone Hotel Investors Inc REIT		1,802,073

			23,756,612

Manufactured Homes REITS — 1.11%
50,592	Equity Lifestyle Properties Inc REIT		2,143,077
28,107	Sun Communities Inc REIT		1,419,404

			3,562,481

Office Property REITS — 12.43%
45,542	Alexandria Real Estate Equities Inc REIT		3,358,723
123,866	BioMed Realty Trust Inc REIT		2,502,093
97,177	Boston Properties Inc REIT		11,249,210
111,772	Brandywine Realty Trust REIT		1,572,632
79,321	Columbia Property Trust Inc REIT		1,893,392
55,653	Corporate Office Properties Trust REIT		1,431,395
86,138	Douglas Emmett Inc REIT		2,211,162
56,598	Franklin Street Properties Corp REIT		635,030
57,356	Highwoods Properties Inc REIT		2,231,148
52,797	Kilroy Realty Corp REIT		3,138,254
53,093	Mack-Cali Realty Corp REIT		1,014,607
48,039	Parkway Properties Inc REIT		902,172
97,956	Piedmont Office Realty Trust Inc REIT		1,727,944
60,681	SL Green Realty Corp REIT		6,148,199

			40,015,961

Regional Malls REITS — 17.66%
108,076	CBL & Associates Properties Inc REIT		1,934,560
398,310	General Growth Properties Inc REIT		9,380,201
92,265	Glimcher Realty Trust REIT		1,249,268
89,303	Macerich Co REIT		5,700,211
43,633	Pennsylvania REIT		870,042
21,991	Rouse Properties Inc REIT (b)		355,594
197,255	Simon Property Group Inc REIT		32,432,667
60,860	Tanger Factory Outlet Centers Inc REIT		1,991,339
40,190	Taubman Centers Inc REIT		2,933,870

			56,847,752

Shopping Centers REITS — 8.52%
37,651	Acadia Realty Trust REIT		1,038,415
46,672	Brixmor Property Group Inc REIT		1,038,919
43,744	Cedar Realty Trust Inc REIT		258,090

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Shopping Centers REITS — (continued)
189,413	DDR Corp REIT	$	3,168,879
48,731	Equity One Inc REIT		1,054,052
42,984	Federal Realty Investment Trust REIT		5,091,885
55,879	Inland Real Estate Corp REIT		553,761
260,890	Kimco Realty Corp REIT		5,716,100
52,789	Kite Realty Group Trust REIT (a)		1,279,605
48,449	Ramco-Gershenson Properties Trust REIT		787,296
58,624	Regency Centers Corp REIT		3,155,730
7,129	Saul Centers Inc REIT		333,209
98,489	Washington Prime Group Inc REIT		1,721,588
71,387	Weingarten Realty Investors REIT		2,248,690

			27,446,219

Storage REITS — 6.87%
94,317	CubeSmart REIT		1,695,820
69,959	Extra Space Storage Inc REIT		3,607,785
92,048	Public Storage REIT		15,265,240
21,124	Sovran Self Storage Inc REIT		1,570,781

			22,139,626

Warehouse/Industry REITS — 5.06%
211,651	DCT Industrial Trust Inc REIT		1,589,499
20,072	EastGroup Properties Inc REIT		1,216,162
70,150	First Industrial Realty Trust Inc REIT		1,186,237
317,364	Prologis Inc REIT		11,964,623
24,254	Rexford Industrial Realty Inc REIT		335,675

			16,292,196

TOTAL COMMON STOCK — 99.43% (Cost $321,751,008)		$	320,140,074

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 0.42%
$ 317,776	Undivided interest of 0.35% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $317,776 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (c)		317,776

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 317,776	Undivided interest of 0.42% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $317,776 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (c)	$	317,776

317,776	Undivided interest of 0.53% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $317,776 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (c)		317,776

66,899	Undivided interest of 0.60% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $66,899 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (c)(d)		66,899

317,776	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $22,419,694 with a maturity value of $22,419,700) with JP Morgan Securities, 0.01%, dated 9/30/14 to be repurchased at $317,776 on 10/1/14 collateralized by Federal National Mortgage Association securities, 2.00% - 3.87%, 2/1/33 - 3/1/44, with a value of $22,868,135. (c)		317,776

TOTAL SHORT TERM INVESTMENTS — 0.42% (Cost $1,338,003)		$	1,338,003

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

TOTAL INVESTMENTS — 99.85% (Cost $323,089,011)	$	321,478,077

OTHER ASSETS & LIABILITIES, NET — 0.15%	$	482,743

TOTAL NET ASSETS — 100.00%	$	321,960,820

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	Collateral received for securities on loan.
(d)	The rate of the repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P 500® Emini Long Futures	18	USD	$ 1,768,950	December 2014	$(19,038)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$320,140,074	$—	$—	$320,140,074
Short Term Investments	—	1,338,003	—	1,338,003

Total Assets	$320,140,074	$1,338,003	$0	$321,478,077

Liabilities

Other Financial Investments:
Futures Contracts (a)	19,038	—	—	19,038

Total Liabilities	$19,038	$0	$0	$19,038

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the
contract’s	value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

The Fund makes investments in REITs which pay distributions to their shareholders based upon funds available from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such distributions being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2012 and 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

  September 30, 2014

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to equitize cash and dividend receivables with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 20 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $324,234,510. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $14,502,252 and gross depreciation of investments in which there was an excess of tax cost over value of $17,258,685 resulting in net depreciation of $2,756,433.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $1,292,180 and received collateral of $1,338,003 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 3.14%
22,916	Air Products & Chemicals Inc	$	2,983,205
7,980	Airgas Inc		882,987
137,743	Alcoa Inc		2,216,285
12,193	Allegheny Technologies Inc		452,360
6,190	CF Industries Holdings Inc		1,728,372
133,769	Dow Chemical Co		7,014,846
17,706	Eastman Chemical Co		1,432,238
31,635	Ecolab Inc		3,632,647
108,958	EI du Pont de Nemours & Co		7,818,826
15,527	FMC Corp		887,989
121,212	Freeport-McMoRan Copper & Gold Inc		3,957,572
9,815	International Flavors & Fragrances Inc		941,062
52,006	International Paper Co		2,482,766
50,183	LyondellBasell Industries NV Class A		5,452,885
20,359	MeadWestvaco Corp		833,497
61,533	Monsanto Co		6,923,078
39,528	Mosaic Co		1,755,439
58,212	Newmont Mining Corp		1,341,787
36,984	Nucor Corp		2,007,492
16,665	PPG Industries Inc		3,278,672
34,915	Praxair Inc		4,504,035
10,128	Sherwin-Williams Co		2,217,931
14,045	Sigma-Aldrich Corp		1,910,260

			66,656,231

Communications — 11.62%
44,716	Amazon.com Inc (a)		14,418,227
612,059	AT&T Inc (b)		21,568,959
24,827	Cablevision Systems Corp Class A		434,721
57,491	CBS Corp Class B		3,075,768
69,101	CenturyLink Inc		2,825,540
605,497	Cisco Systems Inc		15,240,359
306,807	Comcast Corp Class A		16,500,080
153,835	Corning Inc		2,975,169
59,092	DIRECTV (a)		5,112,640
18,407	Discovery Communications Inc Class A (a)		695,785
31,842	Discovery Communications Inc Class C (a)		1,187,070
133,773	eBay Inc (a)		7,575,565
12,247	Expedia Inc		1,073,082
9,155	F5 Networks Inc (a)		1,087,065
229,058	Facebook Inc Class A (a)		18,104,744
110,964	Frontier Communications Corp		722,376
26,438	Gannett Co Inc		784,415
33,433	Google Inc Class A (a)(b)		19,672,312
33,433	Google Inc Class C (a)		19,302,877
12,784	Harris Corp		848,858
52,693	Interpublic Group of Cos Inc		965,336
48,430	Juniper Networks Inc		1,072,725
26,295	Motorola Solutions Inc		1,663,948
7,056	Netflix Inc (a)		3,183,526
58,827	News Corp Class A (a)		961,822
35,583	Nielsen NV		1,577,394

Shares			Fair Value

Communications — (continued)
31,008	Omnicom Group Inc	$	2,135,211
6,130	Priceline Group Inc (a)		7,102,095
12,611	Scripps Networks Interactive Inc Class A		984,793
80,814	Symantec Corp		1,899,937
32,972	Time Warner Cable Inc		4,731,152
101,378	Time Warner Inc		7,624,639
12,584	TripAdvisor Inc (a)		1,150,429
222,986	Twenty-First Century Fox Inc Class A		7,646,190
13,603	VeriSign Inc (a)(c)		749,797
488,805	Verizon Communications Inc (b)		24,435,362
45,135	Viacom Inc Class B		3,472,687
187,120	Walt Disney Co		16,659,294
69,053	Windstream Holdings Inc (c)		744,391
110,384	Yahoo! Inc (a)		4,498,148

			246,464,488

Consumer, Cyclical — 8.98%
9,103	AutoNation Inc (a)		457,972
3,981	AutoZone Inc (a)		2,028,956
25,101	Bed Bath & Beyond Inc (a)		1,652,399
32,800	Best Buy Co Inc		1,101,752
26,667	BorgWarner Inc		1,402,951
25,564	CarMax Inc (a)		1,187,448
52,447	Carnival Corp		2,106,796
3,641	Chipotle Mexican Grill Inc (a)		2,427,054
32,802	Coach Inc		1,168,079
51,743	Costco Wholesale Corp		6,484,433
137,117	CVS Health Corp		10,913,142
14,893	Darden Restaurants Inc (c)		766,394
35,222	Delphi Automotive PLC		2,160,517
99,076	Delta Air Lines Inc		3,581,597
35,271	Dollar General Corp (a)		2,155,411
24,350	Dollar Tree Inc (a)		1,365,305
38,681	DR Horton Inc		793,734
11,462	Family Dollar Stores Inc		885,325
31,787	Fastenal Co		1,427,236
459,201	Ford Motor Co		6,791,583
5,842	Fossil Group Inc (a)		548,564
14,537	GameStop Corp Class A (c)		598,924
32,641	Gap Inc		1,360,803
158,986	General Motors Co		5,078,013
18,675	Genuine Parts Co		1,637,984
32,224	Goodyear Tire & Rubber Co		727,779
26,799	Harley-Davidson Inc		1,559,702
7,569	Harman International Industries Inc		742,065
13,291	Hasbro Inc		730,939
159,337	Home Depot Inc		14,617,576
80,064	Johnson Controls Inc		3,522,816
23,541	Kohl’s Corp		1,436,707
28,146	L Brands Inc		1,885,219
20,516	Lennar Corp Class A		796,636
117,988	Lowe’s Cos Inc		6,243,925
42,023	Macy’s Inc		2,444,898
27,005	Marriott International Inc Class A		1,887,649
39,953	Mattel Inc		1,224,559
116,792	McDonald’s Corp		11,073,050

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Consumer, Cyclical — (continued)
24,127	Michael Kors Holdings Ltd (a)	$	1,722,427
7,181	Mohawk Industries Inc (a)		968,142
34,627	Newell Rubbermaid Inc		1,191,515
83,587	NIKE Inc Class B		7,455,960
17,856	Nordstrom Inc		1,220,815
12,503	O’Reilly Automotive Inc (a)		1,879,951
41,027	PACCAR Inc		2,333,411
12,595	PetSmart Inc		882,784
39,900	PulteGroup Inc		704,634
9,130	PVH Corp		1,106,100
7,177	Ralph Lauren Corp		1,182,267
24,972	Ross Stores Inc		1,887,384
81,354	Southwest Airlines Co		2,747,325
79,473	Staples Inc		961,623
87,920	Starbucks Corp		6,634,443
23,042	Starwood Hotels & Resorts Worldwide Inc		1,917,325
74,276	Target Corp		4,655,620
13,116	Tiffany & Co		1,263,202
82,130	TJX Cos Inc		4,859,632
16,335	Tractor Supply Co		1,004,766
18,903	Under Armour Inc Class A (a)		1,306,197
12,343	Urban Outfitters Inc (a)		452,988
40,117	VF Corp		2,648,926
186,896	Wal-Mart Stores Inc		14,291,937
103,545	Walgreen Co		6,137,112
9,103	Whirlpool Corp		1,325,852
7,188	WW Grainger Inc		1,808,860
15,238	Wyndham Worldwide Corp		1,238,240
9,424	Wynn Resorts Ltd		1,763,042
52,611	Yum! Brands Inc		3,786,940

			190,315,312

Consumer, Non-cyclical — 21.90%
177,606	Abbott Laboratories		7,386,633
187,579	AbbVie Inc		10,834,563
31,248	Actavis PLC (a)		7,539,517
20,910	ADT Corp (c)		741,469
42,973	Aetna Inc		3,480,813
23,294	Alexion Pharmaceuticals Inc (a)		3,862,611
34,729	Allergan Inc		6,188,360
6,254	Alliance Data Systems Corp (a)		1,552,681
235,222	Altria Group Inc		10,806,099
25,383	AmerisourceBergen Corp		1,962,106
89,307	Amgen Inc		12,544,061
75,632	Archer-Daniels-Midland Co		3,864,795
56,020	Automatic Data Processing Inc		4,654,142
11,307	Avery Dennison Corp		504,858
50,196	Avon Products Inc		632,470
63,347	Baxter International Inc		4,546,414
22,659	Becton Dickinson & Co		2,578,821
27,777	Biogen Idec Inc (a)		9,188,909
162,224	Boston Scientific Corp (a)		1,915,865
195,478	Bristol-Myers Squibb Co		10,004,564
18,819	Brown-Forman Corp Class B		1,697,850
20,597	Campbell Soup Co		880,110
39,303	Cardinal Health Inc		2,944,581
24,224	CareFusion Corp (a)		1,096,136
94,692	Celgene Corp (a)		8,974,908

Shares			Fair Value

Consumer, Non-cyclical — (continued)
31,835	Cigna Corp	$	2,887,116
12,227	Cintas Corp		863,104
14,866	Clorox Co		1,427,731
465,033	Coca-Cola Co (b)		19,838,308
27,000	Coca-Cola Enterprises Inc		1,197,720
101,628	Colgate-Palmolive Co		6,628,178
48,669	ConAgra Foods Inc		1,608,024
19,180	Constellation Brands Inc Class A (a)		1,671,729
54,166	Covidien PLC		4,685,901
9,167	CR Bard Inc		1,308,223
20,088	DaVita HealthCare Partners Inc (a)		1,469,236
16,726	DENTSPLY International Inc		762,706
23,800	Dr Pepper Snapple Group Inc		1,530,578
13,290	Edwards Lifesciences Corp (a)		1,357,573
116,510	Eli Lilly & Co		7,555,673
13,881	Equifax Inc		1,037,466
26,932	Estee Lauder Cos Inc Class A		2,012,359
88,434	Express Scripts Holding Co (a)		6,246,093
73,393	General Mills Inc		3,702,677
178,875	Gilead Sciences Inc (a)(b)		19,041,244
33,554	H&R Block Inc		1,040,510
17,339	Hershey Co		1,654,661
15,805	Hormel Foods Corp		812,219
18,551	Hospira Inc (a)		965,208
18,240	Humana Inc		2,376,490
4,282	Intuitive Surgical Inc (a)		1,977,513
12,759	JM Smucker Co		1,263,013
333,976	Johnson & Johnson (b)		35,598,502
29,713	Kellogg Co		1,830,321
14,481	Keurig Green Mountain Inc		1,884,412
45,060	Kimberly-Clark Corp		4,847,104
69,380	Kraft Foods Group Inc		3,913,032
59,227	Kroger Co		3,079,804
10,026	Laboratory Corp of America Holdings (a)		1,020,145
42,725	Lorillard Inc		2,559,655
13,361	Mallinckrodt PLC (a)		1,204,494
116,584	MasterCard Inc Class A		8,617,889
15,113	McCormick & Co Inc		1,011,060
32,196	McGraw Hill Financial Inc		2,718,952
27,062	McKesson Corp		5,268,159
23,309	Mead Johnson Nutrition Co Class A		2,242,792
115,991	Medtronic Inc		7,185,642
341,402	Merck & Co Inc (b)		20,238,311
18,413	Molson Coors Brewing Co Class B		1,370,664
199,938	Mondelez International Inc Class A		6,850,876
16,189	Monster Beverage Corp (a)		1,484,046
22,148	Moody’s Corp		2,092,986
45,136	Mylan Inc (a)		2,053,237
10,699	Patterson Cos Inc		443,260
178,961	PepsiCo Inc		16,659,479
15,599	Perrigo Co PLC		2,342,814
749,696	Pfizer Inc (b)		22,168,511
184,734	Philip Morris International Inc		15,406,816
319,408	Procter & Gamble Co (b)		26,747,226
25,060	Quanta Services Inc (a)		909,427

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Consumer, Non-cyclical — (continued)
17,835	Quest Diagnostics Inc	$	1,082,228
8,791	Regeneron Pharmaceuticals Inc (a)		3,169,331
37,609	Reynolds American Inc		2,218,931
16,876	Robert Half International Inc		826,924
27,072	Safeway Inc		928,570
33,115	St Jude Medical Inc		1,991,205
35,256	Stryker Corp		2,846,922
69,395	Sysco Corp		2,633,540
12,640	Tenet Healthcare Corp (a)		750,690
18,744	Total System Services Inc		580,314
32,429	Tyson Foods Inc Class A		1,276,730
10,541	United Rentals Inc (a)		1,171,105
114,976	UnitedHealth Group Inc		9,916,680
10,025	Universal Health Services Inc Class B		1,047,612
13,099	Varian Medical Systems Inc (a)		1,049,492
28,062	Vertex Pharmaceuticals Inc (a)		3,151,643
32,495	WellPoint Inc		3,887,052
65,570	Western Union Co		1,051,743
43,386	Whole Foods Market Inc		1,653,440
20,378	Zimmer Holdings Inc		2,049,008
58,615	Zoetis Inc		2,165,824

			464,503,189

Diversified — 0.04%
36,154	Leucadia National Corp		861,911

Energy — 9.46%
59,548	Anadarko Petroleum Corp		6,040,549
45,647	Apache Corp		4,284,884
51,681	Baker Hughes Inc		3,362,366
49,008	Cabot Oil & Gas Corp		1,602,072
24,139	Cameron International Corp (a)		1,602,347
61,354	Chesapeake Energy Corp		1,410,528
224,994	Chevron Corp (b)		26,846,284
10,204	Cimarex Energy Co		1,291,112
145,217	ConocoPhillips		11,112,005
27,101	CONSOL Energy Inc		1,026,044
43,136	Denbury Resources Inc		648,334
44,296	Devon Energy Corp		3,020,101
7,618	Diamond Offshore Drilling Inc (c)		261,069
26,922	Ensco PLC Class A		1,112,148
64,214	EOG Resources Inc		6,358,470
17,481	EQT Corp		1,600,211
504,396	Exxon Mobil Corp (b)		47,438,444
27,425	FMC Technologies Inc (a)		1,489,452
99,514	Halliburton Co		6,419,648
12,681	Helmerich & Payne Inc		1,241,089
31,040	Hess Corp		2,927,693
78,474	Kinder Morgan Inc (c)		3,008,693
80,011	Marathon Oil Corp		3,007,614
33,668	Marathon Petroleum Corp		2,850,670
20,074	Murphy Oil Corp		1,142,411
32,801	Nabors Industries Ltd		746,551
49,995	National Oilwell Varco Inc		3,804,619
14,800	Newfield Exploration Co (a)		548,636
29,867	Noble Corp PLC		663,645
42,292	Noble Energy Inc		2,891,081

Shares			Fair Value

Energy — (continued)
92,308	Occidental Petroleum Corp	$	8,875,414
23,533	ONEOK Inc		1,542,588
66,936	Phillips 66		5,442,566
16,802	Pioneer Natural Resources Co		3,309,490
20,967	QEP Resources Inc		645,364
19,097	Range Resources Corp		1,294,968
153,673	Schlumberger Ltd		15,627,007
40,123	Southwestern Energy Co (a)		1,402,299
78,314	Spectra Energy Corp		3,074,608
16,010	Tesoro Corp		976,290
39,431	Transocean Ltd (c)		1,260,609
63,116	Valero Energy Corp		2,920,377
80,329	Williams Cos Inc		4,446,210

			200,576,560

Financial — 16.27%
39,800	Ace Ltd		4,173,826
6,524	Affiliated Managers Group Inc (a)		1,307,149
54,102	Aflac Inc		3,151,442
52,527	Allstate Corp		3,223,582
106,515	American Express Co		9,324,323
169,043	American International Group Inc		9,131,703
46,617	American Tower Corp REIT		4,364,750
22,435	Ameriprise Financial Inc		2,768,030
35,221	Aon PLC		3,087,825
16,072	Apartment Investment & Management Co REIT Class A		511,411
8,266	Assurant Inc		531,504
15,413	AvalonBay Communities Inc REIT		2,172,771
1,242,226	Bank of America Corp (b)		21,179,953
133,447	Bank of New York Mellon Corp		5,168,402
83,589	BB&T Corp		3,110,347
215,224	Berkshire Hathaway Inc Class B (a)(b)		29,731,043
14,649	BlackRock Inc Class A		4,809,560
17,987	Boston Properties Inc REIT		2,082,175
66,519	Capital One Financial Corp		5,429,281
34,222	CBRE Group Inc Class A (a)		1,017,762
137,911	Charles Schwab Corp		4,053,204
28,868	Chubb Corp		2,629,298
16,677	Cincinnati Financial Corp		784,653
358,507	Citigroup Inc		18,577,833
37,134	CME Group Inc		2,969,049
21,756	Comerica Inc		1,084,754
38,626	Crown Castle International Corp REIT		3,110,552
55,223	Discover Financial Services		3,555,809
33,888	E*TRADE Financial Corp (a)		765,530
42,485	Equity Residential REIT		2,616,226
7,237	Essex Property Trust Inc REIT		1,293,614
99,126	Fifth Third Bancorp		1,984,503
47,244	Franklin Resources Inc		2,579,995
73,493	General Growth Properties Inc REIT		1,730,760
54,940	Genworth Financial Inc Class A (a)		719,714
48,493	Goldman Sachs Group Inc		8,901,860
53,256	Hartford Financial Services Group Inc		1,983,786
52,427	HCP Inc REIT		2,081,876

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Financial — (continued)
38,128	Health Care Inc REIT	$	2,378,043
87,214	Host Hotels & Resorts Inc REIT		1,860,275
56,204	Hudson City Bancorp Inc		546,303
101,316	Huntington Bancshares Inc		985,805
13,293	Intercontinental Exchange Inc		2,592,800
52,540	Invesco Ltd		2,074,279
19,489	Iron Mountain Inc REIT		636,316
444,722	JPMorgan Chase & Co (b)		26,790,053
106,884	KeyCorp		1,424,764
46,035	Kimco Realty Corp REIT		1,008,627
12,277	Legg Mason Inc		628,091
31,728	Lincoln National Corp		1,699,986
36,471	Loews Corp		1,519,382
15,106	M&T Bank Corp		1,862,419
16,064	Macerich Co REIT		1,025,365
64,707	Marsh & McLennan Cos Inc		3,386,764
132,736	MetLife Inc		7,130,578
179,699	Morgan Stanley		6,212,195
15,546	NASDAQ OMX Group Inc		659,461
50,337	Navient Corp		891,468
26,153	Northern Trust Corp		1,779,189
39,386	People’s United Financial Inc		569,915
20,819	Plum Creek Timber Co Inc REIT		812,149
62,959	PNC Financial Services Group Inc		5,388,031
33,198	Principal Financial Group Inc		1,741,899
65,840	Progressive Corp		1,664,435
58,301	Prologis Inc REIT		2,197,948
54,324	Prudential Financial Inc		4,777,253
16,880	Public Storage REIT		2,799,379
164,008	Regions Financial Corp		1,646,640
36,601	Simon Property Group Inc REIT		6,017,936
50,738	State Street Corp		3,734,824
63,601	SunTrust Banks Inc		2,418,746
30,287	T Rowe Price Group Inc		2,374,501
16,141	Torchmark Corp		845,304
40,212	Travelers Cos Inc Class A		3,777,515
32,551	Unum Group		1,119,103
213,699	US Bancorp		8,939,029
34,256	Ventas Inc REIT		2,122,159
58,327	Visa Inc Class A		12,445,232
19,949	Vornado Realty Trust REIT		1,994,102
561,862	Wells Fargo & Co (b)		29,143,782
62,075	Weyerhaeuser Co REIT		1,977,710
31,805	XL Group PLC		1,054,972
22,089	Zions Bancorporation		641,906

			344,996,488

Industrial — 10.07%
76,390	3M Co		10,822,935
39,143	Agilent Technologies Inc		2,230,368
10,719	Allegion PLC		510,653
28,279	AMETEK Inc		1,419,889
18,974	Amphenol Corp Class A		1,894,744
17,760	Ball Corp		1,123,675
11,708	Bemis Co Inc		445,138
79,298	Boeing Co		10,100,979
73,807	Caterpillar Inc		7,309,107
18,472	CH Robinson Worldwide Inc		1,225,063
118,463	CSX Corp		3,797,924

Shares			Fair Value

Industrial — (continued)
20,798	Cummins Inc	$	2,744,920
70,915	Danaher Corp		5,388,122
43,446	Deere & Co		3,562,137
19,929	Dover Corp		1,600,897
56,161	Eaton Corp PLC		3,558,923
82,379	Emerson Electric Co		5,155,278
23,977	Expeditors International of Washington Inc		972,987
31,509	FedEx Corp		5,087,128
16,886	FLIR Systems Inc		529,207
16,738	Flowserve Corp		1,180,364
19,152	Fluor Corp		1,279,162
14,054	Garmin Ltd (c)		730,667
37,691	General Dynamics Corp		4,790,149
1,183,756	General Electric Co (b)		30,327,829
92,067	Honeywell International Inc		8,573,279
43,417	Illinois Tool Works Inc		3,665,263
30,300	Ingersoll-Rand PLC Class A		1,707,708
22,045	Jabil Circuit Inc		444,648
15,226	Jacobs Engineering Group Inc (a)		743,333
11,938	Joy Global Inc		651,098
12,856	Kansas City Southern		1,558,147
10,092	L-3 Communications Holdings Inc		1,200,141
16,344	Leggett & Platt Inc		570,732
31,477	Lockheed Martin Corp		5,753,366
7,170	Martin Marietta Materials Inc		924,500
40,368	Masco Corp		965,603
36,156	Norfolk Southern Corp		4,035,010
24,723	Northrop Grumman Corp		3,257,502
18,927	Owens-Illinois Inc (a)		493,048
12,844	Pall Corp		1,075,043
17,281	Parker Hannifin Corp		1,972,626
23,547	Pentair PLC		1,542,093
13,095	PerkinElmer Inc		570,942
17,115	Precision Castparts Corp		4,054,201
37,360	Raytheon Co		3,796,523
30,115	Republic Services Inc		1,175,087
16,201	Rockwell Automation Inc		1,780,166
16,742	Rockwell Collins Inc		1,314,247
11,730	Roper Industries Inc		1,715,982
5,951	Ryder System Inc		535,411
24,842	Sealed Air Corp		866,489
6,508	Snap-on Inc		787,989
18,696	Stanley Black & Decker Inc		1,660,018
9,628	Stericycle Inc (a)		1,122,240
49,300	TE Connectivity Ltd		2,725,797
31,531	Textron Inc		1,134,801
47,025	Thermo Fisher Scientific Inc		5,722,942
53,400	Tyco International Ltd		2,380,038
106,235	Union Pacific Corp		11,517,999
83,626	United Parcel Service Inc Class B		8,219,599
100,426	United Technologies Corp		10,604,986
14,799	Vulcan Materials Co		891,344
50,218	Waste Management Inc		2,386,862
10,142	Waters Corp (a)		1,005,275
20,423	Xylem Inc		724,812

			213,615,135

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Technology — 13.26%
74,396	Accenture PLC Class A	$	6,049,883
55,070	Adobe Systems Inc (a)		3,810,293
19,759	Akamai Technologies Inc (a)		1,181,588
36,329	Altera Corp		1,299,852
36,913	Analog Devices Inc		1,826,824
708,087	Apple Inc (b)		71,339,765
144,910	Applied Materials Inc		3,131,505
26,341	Autodesk Inc (a)		1,451,389
28,812	Avago Technologies Ltd		2,506,644
63,878	Broadcom Corp Class A		2,581,949
38,948	CA Inc		1,088,207
35,706	Cerner Corp (a)		2,127,006
19,504	Citrix Systems Inc (a)		1,391,415
70,316	Cognizant Technology Solutions Corp Class A (a)		3,148,047
17,219	Computer Sciences Corp		1,052,942
4,388	Dun & Bradstreet Corp		515,458
35,950	Electronic Arts Inc (a)		1,280,180
240,740	EMC Corp		7,044,052
34,163	Fidelity National Information Services Inc		1,923,377
8,306	First Solar Inc (a)		546,618
29,621	Fiserv Inc (a)		1,914,553
222,725	Hewlett-Packard Co		7,900,056
587,491	Intel Corp (b)		20,456,437
109,939	International Business Machines Corp (b)		20,869,720
33,331	Intuit Inc		2,921,462
20,175	KLA-Tencor Corp		1,589,387
19,672	Lam Research Corp		1,469,499
27,720	Linear Technology Corp		1,230,491
22,638	Microchip Technology Inc (c)		1,069,193
124,737	Micron Technology Inc (a)		4,273,490
971,462	Microsoft Corp (b)		45,036,978
38,131	NetApp Inc		1,638,108
65,162	NVIDIA Corp		1,202,239
386,798	Oracle Corp		14,806,628
37,732	Paychex Inc		1,667,754
22,807	Pitney Bowes Inc		569,947
199,186	QUALCOMM Inc		14,893,137
21,881	Red Hat Inc (a)		1,228,618
67,885	salesforce.com inc (a)		3,905,424
26,436	SanDisk Corp		2,589,406
38,641	Seagate Technology PLC		2,212,970
19,592	Teradata Corp (a)		821,297
126,458	Texas Instruments Inc		6,030,782
25,924	Western Digital Corp		2,522,924
128,871	Xerox Corp		1,704,963
31,528	Xilinx Inc		1,335,211

			281,157,668

Utilities — 2.88%
77,447	AES Corp		1,098,198
12,899	AGL Resources Inc		662,235
28,293	Ameren Corp		1,084,471
56,893	American Electric Power Co Inc		2,970,384
49,643	CenterPoint Energy Inc		1,214,764
30,394	CMS Energy Corp		901,486
33,977	Consolidated Edison Inc		1,925,137

Shares			Fair Value

Utilities — (continued)
68,357	Dominion Resources Inc	$	4,722,785
20,772	DTE Energy Co		1,580,334
83,376	Duke Energy Corp		6,234,023
37,859	Edison International		2,117,075
20,966	Entergy Corp		1,621,301
99,846	Exelon Corp		3,403,750
48,480	FirstEnergy Corp		1,627,474
9,322	Integrys Energy Group Inc		604,252
51,184	NextEra Energy Inc		4,805,154
35,718	NiSource Inc		1,463,724
36,828	Northeast Utilities		1,631,480
39,556	NRG Energy Inc		1,205,667
27,351	Pepco Holdings Inc		731,913
53,819	PG&E Corp		2,424,008
13,162	Pinnacle West Capital Corp		719,172
78,167	PPL Corp		2,567,004
59,947	Public Service Enterprise Group Inc		2,232,426
15,432	SCANA Corp		765,582
27,254	Sempra Energy		2,872,026
104,391	Southern Co		4,556,667
23,322	TECO Energy Inc		405,336
26,790	Wisconsin Energy Corp		1,151,970
58,011	Xcel Energy Inc		1,763,534

			61,063,332

TOTAL COMMON STOCK — 97.62% (Cost $1,372,737,055)		$	2,070,210,314

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.14%
$ 3,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014		3,000,000

U.S. Government Agency Bonds and Notes — 1.86%
2,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2014		2,000,000
	Federal Home Loan Bank
1,500,000	0.00%, 10/01/2014		1,500,000
25,000,000	0.00%, 10/22/2014(d)		24,999,971
	Federal Home Loan Mortgage Corp
2,500,000	0.00%, 10/02/2014		2,500,000
8,400,000	0.00%, 10/07/2014		8,400,000

			39,399,971

U.S. Treasury Bonds and Notes — 0.16%
3,470,000	U.S. Treasury Bills(e) 0.01%, 12/11/2014		3,469,903

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Repurchase Agreements — 0.43%
$ 2,149,699	Undivided interest of 2.34% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $2,149,699 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (f)	$	2,149,699

452,551	Undivided interest of 4.06% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $452,551 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (f)(g)		452,551

2,149,700	Undivided interest of 5.53% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $2,149,700 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (f)(g)		2,149,700

Principal Amount				Fair Value

Repurchase Agreements — (continued)
$ 2,149,700	Undivided interest of 6.67% in a repurchase agreement (principal amount/value $32,212,458 with a maturity value of $32,212,459) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $2,149,700 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 10/15/16 - 9/1/44, with a value of $32,856,713. (f)(g)		$	2,149,700

2,149,700	Undivided interest of 8.27% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $2,149,700 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (f)			2,149,700

				9,051,350

TOTAL SHORT TERM INVESTMENTS — 2.59% (Cost $54,921,224)			$	54,921,224

TOTAL INVESTMENTS — 100.21% (Cost $1,427,658,279)		$		2,125,131,538

OTHER ASSETS & LIABILITIES, NET — (0.21)%		$		(4,502,035)

TOTAL NET ASSETS — 100.00%		$		2,120,629,503

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(c)	All or a portion of the security is on loan at September 30, 2014.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(f)	Collateral received for securities on loan.
(g)	The rate of the repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P 500® Emini Long Futures	524	USD	$ 51,496,100	December 2014	$ (473,155)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2	Level 3		Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$	2,024,412,024	$	—	$—	$	2,024,412,024
Foreign Common Stock		45,798,290		—	—		45,798,290
Short Term Investments		—		54,921,224	—		54,921,224

Total Assets	$	2,070,210,314	$	54,921,224	$0	$	2,125,131,538

Liabilities

Other Financial Investments:
Futures Contracts (a)		473,155		—	—		473,155

Total Liabilities	$	473,155	$	0	$0	$	473,155

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.    RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

  September 30, 2014

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 649 futures contracts for the reporting period.

3.    UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $1,439,366,942. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $749,313,938 and gross depreciation of investments in which there was an excess of tax cost over value of $63,549,342 resulting in net appreciation of $685,764,596.

4.    SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $8,837,656 and received collateral of $9,051,350 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.88%
26,335	Albemarle Corp	$	1,551,131
23,946	Ashland Inc (a)		2,492,779
21,384	Cabot Corp		1,085,666
17,613	Carpenter Technology Corp		795,227
50,852	Cliffs Natural Resources Inc (b)		527,844
39,077	Commercial Metals Co		667,044
11,134	Compass Minerals International Inc		938,373
23,694	Cytec Industries Inc		1,120,489
21,597	Domtar Corp		758,703
11,229	Minerals Technologies Inc		692,942
3,639	NewMarket Corp		1,386,532
26,071	Olin Corp		658,293
31,255	PolyOne Corp		1,112,053
13,956	Rayonier Advanced Materials Inc (b)		459,292
25,693	Reliance Steel & Aluminum Co		1,757,401
21,586	Royal Gold Inc		1,401,795
44,104	RPM International Inc		2,019,081
16,182	Sensient Technologies Corp		847,128
79,740	Steel Dynamics Inc		1,802,921
47,832	United States Steel Corp		1,873,579
25,676	Valspar Corp		2,028,147

			25,976,420

Communications — 4.94%
18,194	ADTRAN Inc		373,523
19,655	AMC Networks Inc Class A (c)		1,148,245
26,381	AOL Inc (c)		1,185,826
43,527	ARRIS Group Inc (c)		1,234,208
34,988	Ciena Corp (c)		584,999
20,548	Conversant Inc (c)		703,769
17,673	Equinix Inc (a)(c)		3,755,159
13,188	FactSet Research Systems Inc		1,602,738
45,653	Fortinet Inc (c)		1,153,423
1,427	Graham Holdings Co Class B		998,315
13,652	InterDigital Inc		543,623
77,556	JDS Uniphase Corp (c)		992,717
15,448	John Wiley & Sons Inc Class A		866,787
26,357	Lamar Advertising Co Class A (b)		1,298,082
12,454	Meredith Corp		533,031
19,469	NeuStar Inc Class A (b)(c)		483,415
43,385	New York Times Co Class A		486,780
14,181	Plantronics Inc		677,568
45,457	Polycom Inc (c)		558,439
39,409	Rackspace Hosting Inc (c)		1,282,763
95,523	RF Micro Devices Inc (c)		1,102,336
32,921	Telephone & Data Systems Inc		788,787
50,599	TIBCO Software Inc (c)		1,195,654
36,757	Time Inc		861,217
45,634	TW Telecom inc (c)		1,898,831

			26,310,235

Consumer, Cyclical — 12.31%
24,157	Abercrombie & Fitch Co Class A		877,865
24,248	Advance Auto Parts Inc (a)		3,159,514
45,470	Alaska Air Group Inc		1,979,764

Shares		Fair Value

Consumer, Cyclical — (continued)
58,000	American Eagle Outfitters Inc	$	842,160
15,028	Ann Inc (c)		618,102
33,092	Arrow Electronics Inc (c)		1,831,642
43,007	Ascena Retail Group Inc (c)		571,993
13,009	Bally Technologies Inc (c)		1,049,826
18,381	Big Lots Inc		791,302
21,601	Brinker International Inc		1,097,115
30,701	Brunswick Corp		1,293,740
15,806	Cabela’s Inc Class A (b)(c)		930,973
17,550	Carter’s Inc		1,360,476
15,520	Cheesecake Factory Inc		706,160
50,800	Chico’s FAS Inc		750,316
34,511	Cinemark Holdings Inc		1,174,755
37,676	Copart Inc (c)		1,179,824
25,170	CST Brands Inc		904,862
11,510	Deckers Outdoor Corp (c)		1,118,542
32,883	Dick’s Sporting Goods Inc		1,442,906
18,478	Domino’s Pizza Inc		1,422,067
23,975	DreamWorks Animation SKG Inc Class A (b)(c)		653,798
48,552	Foot Locker Inc (a)		2,701,919
21,146	Guess? Inc		464,578
33,104	Hanesbrands Inc (a)		3,556,694
19,826	Herman Miller Inc		591,806
14,960	HNI Corp		538,410
10,825	HSN Inc		664,330
51,230	Ingram Micro Inc Class A (c)		1,322,246
82,064	International Game Technology		1,384,420
9,525	International Speedway Corp Class A		301,371
101,304	JC Penney Co Inc (c)		1,017,092
81,179	JetBlue Airways Corp (b)(c)		862,121
41,755	Kate Spade & Co (c)		1,095,234
30,013	KB Home (b)		448,394
12,419	Life Time Fitness Inc (c)		626,414
100,297	LKQ Corp (a)(c)		2,666,897
12,934	MDC Holdings Inc (b)		327,489
16,943	MSC Industrial Direct Co Inc Class A		1,447,949
1,321	NVR Inc (c)		1,492,756
161,509	Office Depot Inc (c)		830,156
28,238	Oshkosh Corp		1,246,708
20,936	Owens & Minor Inc		685,445
8,729	Panera Bread Co Class A (c)		1,420,383
20,385	Polaris Industries Inc (a)		3,053,469
26,531	Signet Jewelers Ltd (a)		3,022,146
20,155	Tempur Sealy International Inc (c)		1,132,106
15,387	Thor Industries Inc		792,431
53,768	Toll Brothers Inc (c)		1,675,411
9,048	Watsco Inc		779,757
91,221	Wendy’s Co		753,486
29,039	Williams-Sonoma Inc		1,933,126
23,989	World Fuel Services Corp		957,641

			65,550,087

Consumer, Non-cyclical — 16.64%
22,621	Aaron’s Inc		550,143
24,149	Align Technology Inc (c)		1,248,020

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
32,962	Apollo Education Group Inc Class A (c)	$	828,994
6,684	Bio-Rad Laboratories Inc Class A (c)		757,966
53,175	CDK Global Inc (c)		1,626,623
19,448	Centene Corp (c)		1,608,544
15,555	Charles River Laboratories International Inc (c)		929,256
44,911	Church & Dwight Co Inc (a)		3,150,956
35,335	Civeo Corp		410,239
38,274	Community Health Systems Inc (c)		2,097,032
32,981	Convergys Corp		587,721
16,037	Cooper Cos Inc		2,497,763
30,295	CoreLogic Inc (c)		820,086
11,197	Corporate Executive Board Co		672,604
18,763	Covance Inc (c)		1,476,648
25,152	Cubist Pharmaceuticals Inc (c)		1,668,584
30,296	Dean Foods Co		401,422
16,332	Deluxe Corp		900,873
19,025	DeVry Education Group Inc		814,460
50,770	Endo International PLC (a)(c)		3,469,622
61,131	Flowers Foods Inc		1,122,365
13,545	FTI Consulting Inc (c)		473,533
29,853	Gartner Inc Class A (c)		2,193,300
22,515	Global Payments Inc		1,573,348
16,726	Hain Celestial Group Inc (c)		1,711,906
26,608	Health Net Inc (c)		1,226,895
28,247	Henry Schein Inc (a)(c)		3,289,928
19,139	Hill-Rom Holdings Inc		792,929
29,084	HMS Holdings Corp (c)		548,233
81,599	Hologic Inc (c)		1,985,304
17,078	IDEXX Laboratories Inc (c)		2,012,301
24,682	Ingredion Inc		1,870,649
39,735	Jarden Corp (c)		2,388,471
6,402	Lancaster Colony Corp		545,963
21,480	Leidos Holdings Inc		737,408
14,987	LifePoint Hospitals Inc (c)		1,036,951
47,890	Live Nation Entertainment Inc (c)		1,150,318
26,339	Manpowergroup Inc		1,846,364
33,295	MEDNAX Inc (c)		1,825,232
33,028	Omnicare Inc		2,056,323
14,866	Post Holdings Inc (b)(c)		493,254
17,535	Rent-A-Center Inc		532,187
46,376	ResMed Inc (b)		2,284,945
21,440	Rollins Inc		627,763
65,843	RR Donnelley & Sons Co		1,083,776
21,158	Salix Pharmaceuticals Ltd (a)(c)		3,305,726
14,647	Scotts Miracle-Gro Co Class A		805,585
44,349	SEI Investments Co		1,603,660
70,450	Service Corp International		1,489,313
18,334	Sirona Dental Systems Inc (c)		1,405,851
21,235	Sotheby’s		758,514
19,584	STERIS Corp		1,056,753
68,193	SUPERVALU Inc (c)		609,645
12,221	Techne Corp		1,143,275
13,667	Teleflex Inc		1,435,582
18,481	Thoratec Corp (c)		493,997
6,299	Tootsie Roll Industries Inc (b)		176,309
23,232	Towers Watson & Co Class A		2,311,584
16,646	Tupperware Brands Corp		1,149,240

Shares		Fair Value

Consumer, Non-cyclical — (continued)
16,373	United Natural Foods Inc (c)	$	1,006,285
15,658	United Therapeutics Corp (c)		2,014,402
7,432	Universal Corp		329,906
28,673	VCA Antech Inc (c)		1,127,709
3,495	Vectrus Inc (c)		68,251
14,548	WellCare Health Plans Inc (c)		877,826
12,907	WEX Inc (c)		1,423,900
57,513	WhiteWave Foods Co Class A (c)		2,089,447

			88,609,962

Energy — 5.12%
19,853	Atwood Oceanics Inc (c)		867,378
6,425	CARBO Ceramics Inc (b)		380,553
25,293	Dresser-Rand Group Inc (c)		2,080,602
13,483	Dril-Quip Inc (c)		1,205,380
24,315	Energen Corp		1,756,516
28,214	Gulfport Energy Corp (c)		1,506,628
32,753	Helix Energy Solutions Group Inc (c)		722,531
65,784	HollyFrontier Corp (a)		2,873,445
14,906	Murphy USA Inc (c)		790,912
35,275	Now Inc (b)(c)		1,072,713
35,790	Oceaneering International Inc		2,332,434
17,960	Oil States International Inc (c)		1,111,724
48,533	Patterson-UTI Energy Inc		1,578,778
88,395	Peabody Energy Corp (b)		1,094,330
20,270	Rosetta Resources Inc (c)		903,231
41,069	Rowan Cos PLC Class A		1,039,456
22,219	SM Energy Co		1,733,082
51,776	Superior Energy Services Inc		1,701,877
15,287	Unit Corp (c)		896,583
66,927	WPX Energy Inc (c)		1,610,264

			27,258,417

Financial — 20.72%
15,030	Alexander & Baldwin Inc		540,629
23,733	Alexandria Real Estate Equities Inc REIT		1,750,309
5,444	Alleghany Corp (c)		2,276,409
34,758	American Campus Communities Inc REIT		1,266,929
24,851	American Financial Group Inc		1,438,624
52,796	Arthur J Gallagher & Co		2,394,827
21,672	Aspen Insurance Holdings Ltd		926,911
51,934	Associated Banc-Corp		904,690
29,005	Astoria Financial Corp		359,372
28,351	BancorpSouth Inc		570,989
14,812	Bank of Hawaii Corp		841,470
64,810	BioMed Realty Trust Inc REIT		1,309,162
39,348	Brown & Brown Inc		1,265,038
28,286	Camden Property Trust REIT		1,938,440
24,591	Cathay General Bancorp		610,594
28,046	CBOE Holdings Inc		1,501,162
15,790	City National Corp		1,194,829
27,057	Commerce Bancshares Inc (b)		1,207,960
29,105	Corporate Office Properties Trust REIT		748,581
38,479	Corrections Corp of America REIT		1,322,138

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Financial — (continued)
18,175	Cullen/Frost Bankers Inc	$	1,390,569
113,138	Duke Realty Corp REIT		1,943,711
47,447	East West Bancorp Inc		1,613,198
39,930	Eaton Vance Corp		1,506,559
25,273	Equity One Inc REIT		546,655
15,264	Everest Re Group Ltd		2,472,921
36,443	Extra Space Storage Inc REIT		1,879,365
22,487	Federal Realty Investment Trust REIT (a)		2,663,810
31,362	Federated Investors Inc Class B		920,788
35,298	First American Financial Corp		957,282
78,699	First Horizon National Corp		966,424
117,529	First Niagara Financial Group Inc		979,017
54,555	FirstMerit Corp		960,168
63,679	Fulton Financial Corp		705,563
27,175	Hancock Holding Co		870,959
14,621	Hanover Insurance Group Inc		898,022
33,083	HCC Insurance Holdings Inc		1,597,578
29,856	Highwoods Properties Inc REIT		1,161,398
18,941	Home Properties Inc REIT		1,103,124
49,606	Hospitality Properties Trust REIT		1,331,921
19,285	International Bancshares Corp		475,665
50,454	Janus Capital Group Inc (b)		733,601
14,886	Jones Lang LaSalle Inc		1,880,697
17,029	Kemper Corp		581,540
27,624	Kilroy Realty Corp REIT		1,641,971
34,204	LaSalle Hotel Properties REIT		1,171,145
49,191	Liberty Property Trust REIT		1,636,093
28,592	Mack-Cali Realty Corp REIT		546,393
12,031	Mercury General Corp		587,233
24,837	Mid-America Apartment Communities Inc REIT		1,630,549
41,517	National Retail Properties Inc REIT (b)		1,435,243
146,324	New York Community Bancorp Inc (b)		2,322,162
80,347	Old Republic International Corp		1,147,355
42,236	Omega Healthcare Investors Inc REIT (b)		1,444,049
32,154	PacWest Bancorp		1,325,709
13,645	Potlatch Corp REIT		548,665
18,281	Primerica Inc		881,510
19,785	Prosperity Bancshares Inc		1,131,108
26,072	Protective Life Corp		1,809,657
41,750	Raymond James Financial Inc		2,236,965
41,869	Rayonier Inc REIT		1,303,801
73,925	Realty Income Corp REIT (a)(b)		3,015,401
30,600	Regency Centers Corp REIT		1,647,198
22,863	Reinsurance Group of America Inc		1,832,012
13,427	RenaissanceRe Holdings Ltd		1,342,566
67,667	Senior Housing Properties Trust REIT		1,415,594
16,711	Signature Bank (c)		1,872,635
31,757	SL Green Realty Corp REIT (a)		3,217,619
141,022	SLM Corp		1,207,148
14,521	StanCorp Financial Group Inc		917,437
16,840	SVB Financial Group (c)		1,887,596
45,855	Synovus Financial Corp		1,084,012
20,874	Taubman Centers Inc REIT		1,523,802

Shares			Fair Value

Financial — (continued)
54,969	TCF Financial Corp	$	853,669
22,664	Trustmark Corp		522,065
83,224	UDR Inc REIT		2,267,854
61,579	Umpqua Holdings Corp		1,014,206
66,729	Valley National Bancorp (b)		646,604
28,099	Waddell & Reed Financial Inc Class A		1,452,437
34,119	Washington Federal Inc		694,663
51,745	Washington Prime Group Inc REIT		904,503
29,961	Webster Financial Corp		873,063
37,080	Weingarten Realty Investors REIT		1,168,020
34,512	WR Berkley Corp		1,649,674

			110,318,984

Industrial — 17.94%
14,263	Acuity Brands Inc		1,678,898
32,898	AECOM Technology Corp (c)		1,110,308
28,873	AGCO Corp		1,312,567
10,550	Alliant Techsystems Inc		1,346,602
25,438	AO Smith Corp		1,202,709
21,725	AptarGroup Inc		1,318,708
45,785	Avnet Inc		1,900,078
34,883	B/E Aerospace Inc (a)(c)		2,928,079
14,364	Belden Inc		919,583
21,301	Carlisle Cos Inc		1,712,174
16,757	CLARCOR Inc		1,057,032
18,361	Clean Harbors Inc (c)		990,025
28,205	Cognex Corp (c)		1,135,815
19,082	Con-way Inc		906,395
16,304	Crane Co		1,030,576
44,153	Donaldson Co Inc (b)		1,793,936
16,567	Eagle Materials Inc		1,687,018
20,521	Energizer Holdings Inc		2,528,392
10,565	Esterline Technologies Corp (c)		1,175,568
62,904	Exelis Inc		1,040,432
14,005	FEI Co		1,056,257
53,413	Fortune Brands Home & Security Inc		2,195,808
14,922	GATX Corp		870,997
16,872	Genesee & Wyoming Inc Class A (c)		1,608,070
48,299	Gentex Corp		1,292,964
19,957	Graco Inc		1,456,462
11,578	Granite Construction Inc		368,296
11,183	Greif Inc Class A		489,927
27,067	Harsco Corp		579,505
18,064	Hubbell Inc Class B		2,177,254
16,202	Huntington Ingalls Industries Inc Class A		1,688,410
26,781	IDEX Corp		1,938,141
13,013	Itron Inc (c)		511,541
30,321	ITT Corp		1,362,626
30,585	JB Hunt Transport Services Inc		2,264,819
49,127	KBR Inc		925,061
26,086	Kennametal Inc		1,077,613
18,845	Kirby Corp (c)		2,220,883
28,270	Knowles Corp (c)		749,155
15,123	Landstar System Inc		1,091,729

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Industrial — (continued)
14,935	Lennox International Inc	$	1,148,054
26,819	Lincoln Electric Holdings Inc		1,854,132
46,933	Louisiana-Pacific Corp (b)(c)		637,820
9,724	Mettler-Toledo International Inc (c)		2,490,608
10,293	MSA Safety Inc		508,474
33,368	National Instruments Corp		1,032,072
20,046	Nordson Corp		1,524,899
23,154	Old Dominion Freight Line Inc (c)		1,635,599
32,503	Packaging Corp of America		2,074,342
14,889	Regal-Beloit Corp (b)		956,618
47,446	Rock-Tenn Co Class A		2,257,481
14,525	Silgan Holdings Inc		682,675
33,908	Sonoco Products Co		1,332,245
14,577	SPX Corp		1,369,218
12,669	Tech Data Corp (c)		745,697
36,681	Terex Corp		1,165,355
16,470	Tidewater Inc		642,824
25,352	Timken Co		1,074,671
12,676	Timken Steel Corp		589,307
85,919	Trimble Navigation Ltd (a)(c)		2,620,530
51,842	Trinity Industries Inc		2,422,058
17,413	Triumph Group Inc		1,132,716
23,265	URS Corp		1,340,297
8,899	Valmont Industries Inc (b)		1,200,742
44,167	Vishay Intertechnology Inc		631,146
31,999	Wabtec Corp (a)		2,593,199
40,944	Waste Connections Inc		1,986,603
15,062	Werner Enterprises Inc		379,562
19,580	Woodward Inc		932,400
17,164	Worthington Industries Inc		638,844
16,721	Zebra Technologies Corp Class A (c)		1,186,689

			95,487,290

Technology — 9.10%
34,300	3D Systems Corp (b)(c)		1,590,491
37,171	ACI Worldwide Inc (c)		697,328
25,581	Acxiom Corp (c)		423,365
213,648	Advanced Micro Devices Inc (b)(c)		728,540
14,657	Advent Software Inc		462,575
56,041	Allscripts Healthcare Solutions Inc (c)		751,790
30,623	ANSYS Inc (c)		2,317,242
141,160	Atmel Corp (c)		1,140,573
39,611	Broadridge Financial Solutions Inc ADR		1,649,006
95,853	Cadence Design Systems Inc (c)		1,649,630
14,357	CommVault Systems Inc (c)		723,593
72,695	Compuware Corp		771,294
15,771	Concur Technologies Inc (c)		2,000,078
40,248	Cree Inc (b)(c)		1,648,156
48,547	Cypress Semiconductor Corp (b)		479,402
21,435	Diebold Inc		757,084
10,525	DST Systems Inc		883,258
11,194	Fair Isaac Corp		616,789
40,492	Fairchild Semiconductor International Inc (c)		628,841
36,221	Informatica Corp (c)		1,240,207

Shares			Fair Value

Technology — (continued)
49,223	Integrated Device Technology Inc (c)	$	785,107
23,742	International Rectifier Corp (c)		931,636
42,982	Intersil Corp Class A		610,774
27,866	Jack Henry & Associates Inc		1,551,022
20,665	Lexmark International Inc Class A (b)		878,262
32,464	Mentor Graphics Corp		665,350
38,635	MSCI Inc Class A (c)		1,816,618
55,807	NCR Corp (c)		1,864,512
39,141	PTC Inc (c)		1,444,303
52,961	Riverbed Technology Inc (c)		982,162
31,578	Rovi Corp (c)		623,508
13,241	Science Applications International Corp		585,649
22,398	Semtech Corp (c)		608,106
13,183	Silicon Laboratories Inc (c)		535,757
62,969	Skyworks Solutions Inc (a)		3,655,350
21,733	SolarWinds Inc (c)		913,873
22,862	Solera Holdings Inc		1,288,502
83,031	SunEdison Inc (c)		1,567,625
51,754	Synopsys Inc (c)		2,054,375
67,528	Teradyne Inc		1,309,368
9,381	Ultimate Software Group Inc (c)		1,327,505
37,542	VeriFone Systems Inc (c)		1,290,694

			48,449,300

Utilities — 4.44%
36,727	Alliant Energy Corp		2,035,043
58,615	Aqua America Inc		1,379,211
33,190	Atmos Energy Corp		1,583,163
14,815	Black Hills Corp		709,342
20,040	Cleco Corp		964,926
51,028	Great Plains Energy Inc		1,233,347
33,750	Hawaiian Electric Industries Inc (b)		896,063
16,685	IDACORP Inc (b)		894,483
64,373	MDU Resources Group Inc		1,790,213
27,740	National Fuel Gas Co		1,941,523
66,193	OGE Energy Corp		2,456,422
17,428	ONE Gas Inc		596,909
26,541	PNM Resources Inc		661,136
58,074	Questar Corp		1,294,469
57,030	UGI Corp (b)		1,944,153
27,208	Vectren Corp		1,085,599
42,692	Westar Energy Inc		1,456,651
17,293	WGL Holdings Inc (b)		728,381

			23,651,034

TOTAL COMMON STOCK — 96.09% (Cost $422,775,223)		$	511,611,729

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.29%
$ 5,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 10/01/2014	$	5,000,000
10,000,000	Federal Home Loan Bank(d)
	0.00%, 10/22/2014		9,999,988
2,500,000	Federal Home Loan Mortgage Corp
	0.00%, 10/02/2014		2,500,000

			17,499,988

U.S. Treasury Bonds and Notes — 0.25%
1,360,000	U.S. Treasury Bills(e)
	0.01%, 12/11/2014		1,359,980

Repurchase Agreements — 4.36%
1,159,623	Undivided interest of 10.39% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $1,159,623 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (f)(g)		1,159,623

5,508,405	Undivided interest of 14.17% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $5,508,405 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (f)(g)		5,508,405

Principal Amount				Fair Value

Repurchase Agreements — (continued)
$ 5,508,404	Undivided interest of 17.10% in a repurchase agreement (principal amount/value $32,212,458 with a maturity value of $32,212,459) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $5,508,404 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 10/15/16 - 9/1/44, with a value of $32,856,713. (f)(g)	$		5,508,404

5,508,404	Undivided interest of 21.18% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $5,508,404 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (f)			5,508,404

5,508,404	Undivided interest of 6.00% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $5,508,404 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (f)			5,508,404

				23,193,240

TOTAL SHORT TERM INVESTMENTS — 7.90% (Cost $42,053,208)			$	42,053,208

TOTAL INVESTMENTS — 103.99% (Cost $464,828,431)		$		553,664,937

OTHER ASSETS & LIABILITIES, NET — (3.99)%		$		(21,259,028)

TOTAL NET ASSETS — 100.00%		$		532,405,909

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	Non-income producing security.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(f)	Collateral received for securities on loan.
(g)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P Mid 400® Emini Long Futures	154	USD	$21,027,160	December 2014	$(803,382)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$500,961,426	$—	$—	$500,961,426
Foreign Common Stock	10,650,303	—	—	10,650,303
Short Term Investments	—	42,053,208	—	42,053,208

Total Assets	$511,611,729	$42,053,208	$0	$553,664,937

Liabilities

Other Financial Investments:
Futures Contracts (a)	803,382	—	—	803,382

Total Liabilities	$803,382	$0	$0	$803,382

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.   RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

  September 30, 2014

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 105 futures contracts for the reporting period.

3.   UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $465,208,099. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $107,223,090 and gross depreciation of investments in which there was an excess of tax cost over value of $18,766,252 resulting in net appreciation of $88,456,838.

4.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $22,627,425 and received collateral of $23,193,240 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 4.72%
31,262	A Schulman Inc	$	1,130,434
29,861	Aceto Corp		576,915
182,946	AK Steel Holding Corp (a)(b)		1,465,397
25,297	American Vanguard Corp (b)		283,326
32,492	Balchem Corp		1,838,072
55,955	Century Aluminum Co (a)		1,453,151
21,171	Clearwater Paper Corp (a)		1,272,589
12,258	Deltic Timber Corp		763,919
67,686	Globe Specialty Metals Inc		1,231,208
10,360	Hawkins Inc		372,546
54,139	HB Fuller Co		2,149,318
23,636	Innophos Holdings Inc		1,302,107
60,713	Intrepid Potash Inc (a)(b)		938,016
19,284	Kaiser Aluminum Corp (b)		1,469,826
89,495	KapStone Paper & Packaging Corp (a)		2,503,175
34,055	Kraton Performance Polymers Inc (a)		606,520
22,172	Materion Corp		680,015
17,423	Neenah Paper Inc		931,782
33,988	OM Group Inc		881,989
45,691	PH Glatfelter Co		1,002,917
14,195	Quaker Chemical Corp		1,017,640
32,593	Schweitzer-Mauduit International Inc		1,346,417
20,399	Stepan Co		905,308
129,519	Stillwater Mining Co (a)(b)		1,946,671
57,436	US Silica Holdings Inc (b)(c)		3,590,324
8,515	Veritiv Corp (a)		426,261
53,334	Wausau Paper Corp		422,939
24,466	Zep Inc		343,013

			32,851,795

Communications — 3.57%
90,570	8x8 Inc (a)		605,008
28,527	Anixter International Inc		2,420,231
10,449	Atlantic Tele-Network Inc		563,201
17,072	Black Box Corp		398,119
44,189	Blucora Inc (a)		673,440
13,554	Blue Nile Inc (a)		386,967
37,130	CalAmp Corp (a)		654,231
219,116	Cincinnati Bell Inc (a)		738,421
36,263	comScore Inc (a)		1,320,336
16,729	Comtech Telecommunications Corp		621,482
39,875	Consolidated Communications Holdings Inc (a)(b)		998,869
40,809	Dice Holdings Inc (a)		341,979
32,728	EW Scripps Co Class A (a)(b)		533,794
19,700	FTD Cos Inc (a)		671,967
51,351	General Cable Corp		774,373
33,016	General Communication Inc Class A (a)		360,205
100,724	Harmonic Inc (a)		638,590
45,519	Harte-Hanks Inc		289,956
22,838	HealthStream Inc (a)		548,340
59,139	Ixia (a)		540,530
26,429	Liquidity Services Inc (a)(b)		363,399

Shares			Fair Value

Communications — (continued)
26,086	LogMeIn Inc (a)	$	1,201,782
19,821	Lumos Networks Corp		322,091
39,074	NETGEAR Inc (a)(b)		1,221,062
64,373	NIC Inc		1,108,503
15,041	NTELOS Holdings Corp (b)		160,036
18,805	Oplink Communications Inc		316,300
37,290	Perficient Inc (a)		558,977
23,188	Procera Networks Inc (a)(b)		222,141
29,176	QuinStreet Inc (a)		121,080
27,409	Scholastic Corp		885,859
22,646	Sizmek Inc (a)		175,280
21,708	Spok Holdings Inc		282,421
15,506	Stamps.com Inc (a)		492,471
29,997	VASCO Data Security International Inc (a)		563,344
45,452	ViaSat Inc (a)(b)		2,505,314
26,898	XO Group Inc (a)		301,527

			24,881,626

Consumer, Cyclical — 15.45%
88,405	Aeropostale Inc (a)(b)		290,852
14,892	Allegiant Travel Co		1,841,545
12,919	American Woodmark Corp (a)		476,194
13,639	Arctic Cat Inc		474,910
44,834	Barnes & Noble Inc (a)(b)		885,023
17,862	Big 5 Sporting Goods Corp		167,367
1,571	Biglari Holdings Inc (a)		533,763
25,129	BJ’s Restaurants Inc (a)		904,393
25,311	Bob Evans Farms Inc		1,198,223
83,006	Boyd Gaming Corp (a)		843,341
45,091	Brown Shoe Co Inc		1,223,319
30,463	Buckle Inc (b)		1,382,716
20,186	Buffalo Wild Wings Inc (a)		2,710,374
81,145	Callaway Golf Co		587,490
40,485	Casey’s General Stores Inc		2,902,775
30,104	Cash America International Inc (b)		1,318,555
28,236	Cato Corp Class A		973,013
23,058	Children’s Place Inc (b)		1,098,944
38,800	Christopher & Banks Corp (a)		383,732
25,420	Cracker Barrel Old Country Store Inc		2,623,090
91,135	Crocs Inc (a)		1,146,478
40,564	Daktronics Inc		498,532
18,333	DineEquity Inc		1,495,789
32,377	Dorman Products Inc (a)(b)		1,297,023
19,247	DTS Inc (a)		485,987
27,831	Ethan Allen Interiors Inc		634,547
52,592	Ezcorp Inc Class A (a)		521,187
51,828	Finish Line Inc Class A		1,297,255
30,396	First Cash Financial Services Inc (a)		1,701,568
44,910	Francesca’s Holdings Corp (a)		625,596
36,022	Fred’s Inc Class A		504,308
21,716	G&K Services Inc Class A		1,202,632
19,899	G-III Apparel Group Ltd (a)		1,648,831
25,583	Genesco Inc (a)		1,912,329
22,823	Group 1 Automotive Inc		1,659,460
20,638	Haverty Furniture Cos Inc		449,702
26,883	Hibbett Sports Inc (a)(b)		1,146,022

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Consumer, Cyclical — (continued)
51,910	Iconix Brand Group Inc (a)(b)	$	1,917,555
69,941	Interface Inc (b)		1,128,848
42,820	Interval Leisure Group Inc		815,721
32,164	iRobot Corp (a)(b)		979,394
41,758	Jack in the Box Inc		2,847,478
16,627	Kirkland’s Inc (a)		267,861
56,972	La-Z-Boy Inc		1,127,476
24,226	Lithia Motors Inc Class A		1,833,666
29,300	Lumber Liquidators Holdings Inc (a)(b)		1,681,234
27,000	M/I Homes Inc (a)		535,140
19,858	Marcus Corp		313,756
27,084	MarineMax Inc (a)		456,365
31,094	Marriott Vacations Worldwide Corp (a)		1,971,671
48,520	Men’s Wearhouse Inc		2,291,114
39,878	Meritage Homes Corp (a)		1,415,669
49,101	Mobile Mini Inc		1,717,062
9,654	Monarch Casino & Resort Inc (a)		114,979
19,736	Movado Group Inc		652,472
31,475	Multimedia Games Holding Co Inc (a)		1,133,415
13,721	MWI Veterinary Supply Inc (a)		2,036,196
15,339	Oxford Industries Inc		935,526
32,227	Papa John’s International Inc		1,288,758
58,670	Pep Boys-Manny Moe & Jack (a)		522,750
13,871	Perry Ellis International Inc (a)		282,275
20,366	PetMed Express Inc (b)		276,978
64,647	Pinnacle Entertainment Inc (a)		1,621,993
47,104	Pool Corp		2,539,848
137,721	Quiksilver Inc (a)(b)		236,880
15,140	Red Robin Gourmet Burgers Inc (a)		861,466
47,956	Regis Corp		765,378
62,323	Ruby Tuesday Inc (a)		367,082
38,161	Ruth’s Hospitality Group Inc		421,297
50,062	Ryland Group Inc (b)		1,664,061
31,050	ScanSource Inc (a)		1,074,020
49,286	Scientific Games Corp Class A (a)		530,810
57,443	Select Comfort Corp (a)		1,201,708
42,628	Skechers U.S.A. Inc Class A (a)		2,272,499
54,976	SkyWest Inc		427,713
36,699	Sonic Automotive Inc Class A		899,492
54,790	Sonic Corp (a)		1,225,104
34,304	Stage Stores Inc		586,941
22,529	Standard Motor Products Inc		775,673
161,296	Standard Pacific Corp (a)		1,208,107
28,589	Stein Mart Inc		330,203
61,454	Steven Madden Ltd (a)		1,980,662
24,120	Superior Industries International Inc		422,824
66,301	Texas Roadhouse Inc		1,845,820
57,622	Titan International Inc (b)		681,092
59,393	Toro Co (c)		3,517,847
45,680	Tuesday Morning Corp (a)		886,420
16,298	UniFirst Corp		1,574,224
42,071	United Stationers Inc		1,580,607
16,796	Universal Electronics Inc (a)		829,219
33,468	Vitamin Shoppe Inc (a)		1,485,645
21,148	VOXX International Corp (a)		196,676
29,602	Winnebago Industries Inc (a)		644,436

Shares			Fair Value

Consumer, Cyclical — (continued)
108,028	Wolverine World Wide Inc (b)	$	2,707,182
22,239	Zumiez Inc (a)		624,916

			107,578,069

Consumer, Non-cyclical — 16.59%
22,238	Abaxis Inc		1,127,689
37,754	ABIOMED Inc (a)(b)		937,432
55,702	ABM Industries Inc		1,430,984
44,568	Acorda Therapeutics Inc (a)		1,509,964
75,704	Affymetrix Inc (a)(b)		604,118
38,114	Air Methods Corp (a)		2,117,233
77,412	Akorn Inc (a)		2,807,733
24,704	Albany Molecular Research Inc (a)		545,217
83,681	Alliance One International Inc (a)		164,852
8,499	Almost Family Inc (a)		230,918
34,434	Amedisys Inc (a)		694,534
18,879	American Public Education Inc (a)		509,544
51,024	AMN Healthcare Services Inc (a)		801,077
43,754	Amsurg Corp (a)		2,189,888
13,517	Analogic Corp		864,547
28,201	Andersons Inc		1,773,279
15,146	Anika Therapeutics Inc (a)		555,252
17,898	Annie’s Inc (a)		821,518
57,305	B&G Foods Inc		1,578,753
27,057	Bio-Reference Laboratories Inc (a)		759,219
9,465	Boston Beer Co Inc Class A (a)		2,098,958
51,801	Brink’s Co		1,245,296
16,057	Cal-Maine Foods Inc		1,434,372
15,075	Calavo Growers Inc		680,486
32,049	Cambrex Corp (a)		598,675
37,303	Cantel Medical Corp		1,282,477
11,751	Capella Education Co		735,613
47,540	Cardtronics Inc (a)		1,673,408
61,301	Career Education Corp (a)		311,409
14,622	CDI Corp		212,311
43,761	Central Garden & Pet Co Class A (a)		351,838
18,478	Chemed Corp (b)		1,901,386
29,145	CONMED Corp		1,073,702
9,764	CorVel Corp (a)		332,464
26,808	Cross Country Healthcare Inc (a)		249,046
28,212	CryoLife Inc		278,452
28,135	Cyberonics Inc (a)		1,439,387
21,585	Cynosure Inc Class A (a)		453,285
63,345	Depomed Inc (a)		962,211
27,539	Diamond Foods Inc (a)(b)		787,891
32,400	Emergent Biosolutions Inc (a)		690,444
21,706	Ensign Group Inc		755,369
32,491	ExlService Holdings Inc (a)		793,105
11,839	Forrester Research Inc		436,386
31,665	Gentiva Health Services Inc (a)		531,339
27,078	Greatbatch Inc (a)		1,153,794
34,119	Green Dot Corp Class A (a)		721,276
54,959	Haemonetics Corp (a)(b)		1,919,168
37,750	Hanger Inc (a)		774,630
76,051	Healthcare Services Group Inc		2,175,819
36,567	Healthways Inc (a)		585,803
38,176	Heartland Payment Systems Inc (b)		1,821,759

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Consumer, Non-cyclical — (continued)
16,663	Heidrick & Struggles International Inc	$	342,258
28,721	Helen of Troy Ltd (a)		1,508,427
14,562	ICU Medical Inc (a)		934,589
70,626	Impax Laboratories Inc (a)		1,674,542
23,827	Insperity Inc		651,430
26,607	Integra LifeSciences Holdings Corp (a)		1,320,771
18,203	Inter Parfums Inc		500,583
31,391	Invacare Corp		370,728
18,443	IPC The Hospitalist Co Inc (a)		826,062
15,600	J&J Snack Foods Corp (b)		1,459,536
29,727	Kelly Services Inc Class A		465,822
69,292	Kindred Healthcare Inc		1,344,265
53,142	Korn/Ferry International (a)		1,323,236
10,024	Landauer Inc		330,892
28,336	Lannett Co Inc (a)		1,294,388
12,488	LHC Group Inc (a)(b)		289,722
20,358	Ligand Pharmaceuticals Inc (a)		956,622
40,851	Luminex Corp (a)(b)		796,595
30,616	Magellan Health Inc (a)		1,675,614
53,323	Masimo Corp (a)(b)		1,134,713
31,558	Matthews International Corp Class A		1,385,081
71,559	MAXIMUS Inc (c)		2,871,663
70,449	Medicines Co (a)		1,572,422
13,466	Medifast Inc (a)		442,089
44,667	Meridian Bioscience Inc		790,159
45,650	Merit Medical Systems Inc (a)		542,322
32,045	Molina Healthcare Inc (a)		1,355,504
48,761	Momenta Pharmaceuticals Inc (a)		552,950
33,440	Monro Muffler Brake Inc		1,622,843
97,080	Monster Worldwide Inc (a)		533,940
34,072	Natus Medical Inc (a)		1,005,465
53,789	Navigant Consulting Inc (a)		748,205
39,194	Neogen Corp (a)		1,548,163
31,126	Nutrisystem Inc		478,407
49,777	NuVasive Inc (a)		1,735,724
51,984	On Assignment Inc (a)		1,395,770
58,626	PAREXEL International Corp (a)(c)		3,698,714
32,869	PharMerica Corp (a)		802,990
55,319	Prestige Brands Holdings Inc (a)		1,790,676
12,980	Providence Service Corp (a)		627,972
32,687	Repligen Corp (a)(b)		650,798
41,948	Resources Connection Inc		584,755
23,922	Sagent Pharmaceuticals Inc (a)		743,974
21,976	Sanderson Farms Inc (b)		1,932,789
6,859	Seneca Foods Corp Class A (a)		196,167
55,159	Snyder’s-Lance Inc		1,461,714
40,561	SpartanNash Co		788,911
58,533	Spectrum Pharmaceuticals Inc (a)(b)		476,459
11,579	Strayer Education Inc (a)		693,351
14,264	SurModics Inc (a)		259,034
41,202	Symmetry Medical Inc (a)		415,728
19,016	TeleTech Holdings Inc (a)		467,413
44,311	TreeHouse Foods Inc (a)(c)		3,567,036
43,544	TrueBlue Inc (a)		1,099,921
22,266	Universal Technical Institute Inc		208,187
21,902	Viad Corp		452,276
14,954	WD-40 Co (b)		1,016,274

Shares			Fair Value

Consumer, Non-cyclical — (continued)
75,401	West Pharmaceutical Services Inc (c)	$	3,374,949

			115,576,900

Energy — 4.88%
38,976	Approach Resources Inc (a)(b)		565,152
221,798	Arch Coal Inc (b)		470,212
37,562	Basic Energy Services Inc (a)		814,720
52,811	Bill Barrett Corp (a)		1,163,954
49,135	C&J Energy Services Inc (a)(b)		1,501,074
44,710	Carrizo Oil & Gas Inc (a)		2,406,292
64,455	Cloud Peak Energy Inc (a)		813,422
48,446	Comstock Resources Inc (b)		902,064
16,056	Contango Oil & Gas Co (a)		533,701
70,644	Exterran Holdings Inc (c)		3,130,236
53,122	Flotek Industries Inc (a)		1,384,891
130,939	Forest Oil Corp (a)		153,199
24,288	FutureFuel Corp		288,784
13,749	Geospace Technologies Corp (a)		483,277
36,170	Green Plains Inc		1,352,396
13,018	Gulf Island Fabrication Inc		223,910
28,416	Gulfmark Offshore Inc Class A		890,842
34,538	Hornbeck Offshore Services Inc (a)		1,130,429
134,659	ION Geophysical Corp (a)		375,699
27,554	Matrix Service Co (a)		664,602
89,238	Newpark Resources Inc (a)(b)		1,110,121
60,491	Northern Oil & Gas Inc (a)(b)		860,182
89,706	Paragon Offshore PLC (a)(b)		551,692
38,706	PDC Energy Inc (a)		1,946,525
75,743	Penn Virginia Corp (a)		962,693
61,548	PetroQuest Energy Inc (a)		345,900
66,382	Pioneer Energy Services Corp (a)		930,676
20,108	SEACOR Holdings Inc (a)		1,504,078
59,056	Stone Energy Corp (a)		1,851,996
74,538	SunCoke Energy Inc (a)		1,673,378
45,980	Swift Energy Co (a)(b)		441,408
70,019	Synergy Resources Corp (a)		853,532
38,324	Tesco Corp		760,731
84,741	TETRA Technologies Inc (a)		916,898

			33,958,666

Financial — 21.91%
62,995	Acadia Realty Trust REIT		1,737,402
15,883	Agree Realty Corp REIT		434,877
38,744	American Assets Trust Inc REIT		1,277,390
20,490	AMERISAFE Inc		801,364
61,052	Associated Estates Realty Corp REIT		1,069,021
26,310	Aviv Inc REIT		693,269
47,932	Bank Mutual Corp		307,244
68,792	Bank of the Ozarks Inc		2,168,324
20,446	Banner Corp		786,558
84,039	BBCN Bancorp Inc		1,226,129
13,271	BofI Holding Inc (a)		964,934
87,269	Boston Private Financial Holdings Inc (b)		1,081,263
75,338	Brookline Bancorp Inc		644,140

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Financial — (continued)
18,875	Calamos Asset Management Inc Class A	$	212,721
102,467	Capstead Mortgage Corp REIT (b)		1,254,196
33,294	Cardinal Financial Corp		568,329
20,385	CareTrust Inc REIT (a)		291,506
72,430	Cedar Realty Trust Inc REIT		427,337
57,946	Chesapeake Lodging Trust REIT		1,689,126
17,247	City Holding Co (b)		726,616
57,113	Columbia Banking System Inc		1,416,974
44,147	Community Bank System Inc		1,482,898
23,304	CoreSite Realty Corp REIT		766,002
217,404	Cousins Properties Inc REIT		2,597,978
100,727	CVB Financial Corp		1,445,432
208,395	DiamondRock Hospitality Co REIT		2,642,449
31,098	Dime Community Bancshares Inc		447,811
33,373	EastGroup Properties Inc REIT (b)		2,022,070
145,527	Education Realty Trust Inc REIT		1,496,018
19,892	eHealth Inc (a)		479,994
33,876	Employers Holdings Inc		652,113
25,371	Encore Capital Group Inc (a)(b)		1,124,189
60,418	EPR Properties REIT (c)		3,061,984
38,561	Evercore Partners Inc Class A		1,812,367
54,865	Financial Engines Inc		1,877,206
105,094	First BanCorp (a)		499,197
101,113	First Commonwealth Financial Corp		848,338
61,950	First Financial Bancorp		980,668
67,887	First Financial Bankshares Inc (b)		1,886,580
79,624	First Midwest Bancorp Inc		1,281,150
184,295	FNB Corp		2,209,697
37,396	Forestar Group Inc (a)		662,657
93,401	Franklin Street Properties Corp REIT		1,047,959
43,540	FXCM Inc Class A (b)		690,109
77,498	Geo Group Inc REIT		2,961,974
28,271	Getty Realty Corp REIT		480,607
79,404	Glacier Bancorp Inc		2,053,387
74,649	Government Properties Income Trust REIT		1,635,560
28,870	Greenhill & Co Inc		1,342,166
33,339	Hanmi Financial Corp		672,114
10,684	HCI Group Inc		384,517
103,775	Healthcare Realty Trust Inc REIT		2,457,392
35,091	HFF Inc Class A		1,015,884
60,511	Home BancShares Inc		1,779,629
44,285	Horace Mann Educators Corp		1,262,565
25,680	Independent Bank Corp		917,290
12,603	Infinity Property & Casualty Corp		806,718
93,283	Inland Real Estate Corp REIT		924,435
59,912	Interactive Brokers Group Inc Class A		1,494,804
37,307	Investment Technology Group Inc (a)		587,958
88,753	Kite Realty Group Trust REIT (a)		2,151,373
218,417	Lexington Realty Trust REIT (b)		2,138,302
37,225	LTC Properties Inc REIT		1,373,230
40,047	MarketAxess Holdings Inc		2,477,307
68,284	MB Financial Inc		1,890,101
49,028	Meadowbrook Insurance Group Inc		286,814

Shares			Fair Value

Financial — (continued)
183,743	Medical Properties Trust Inc REIT	$	2,252,689
121,196	National Penn Bancshares Inc		1,176,813
11,738	Navigators Group Inc (a)		721,887
46,855	NBT Bancorp Inc		1,055,175
101,298	Northwest Bancshares Inc		1,225,706
112,955	Old National Bancorp		1,465,026
43,355	Oritani Financial Corp		610,872
21,261	Outerwall Inc (a)(b)		1,192,742
88,113	Parkway Properties Inc REIT		1,654,762
73,521	Pennsylvania REIT		1,466,009
35,359	Pinnacle Financial Partners Inc		1,276,460
17,262	Piper Jaffray Cos (a)		901,767
53,428	Portfolio Recovery Associates Inc (a)		2,790,544
58,040	Post Properties Inc REIT (c)		2,979,774
74,486	PrivateBancorp Inc		2,227,876
62,303	ProAssurance Corp		2,745,693
57,616	Provident Financial Services Inc		943,174
20,758	PS Business Parks Inc REIT		1,580,514
94,868	Retail Opportunity Investments Corp REIT (b)		1,394,560
39,132	RLI Corp		1,694,024
31,245	S&T Bancorp Inc		733,008
57,601	Sabra Health Care Inc REIT		1,400,856
13,497	Safety Insurance Group Inc		727,623
12,106	Saul Centers Inc REIT		565,834
61,053	Selective Insurance Group Inc		1,351,713
17,618	Simmons First National Corp Class A		678,645
35,077	Sovran Self Storage Inc REIT		2,608,326
88,721	Sterling Bancorp		1,134,742
22,617	Stewart Information Services Corp		663,809
69,542	Stifel Financial Corp (a)(c)		3,260,824
200,323	Susquehanna Bancshares Inc		2,003,230
28,418	SWS Group Inc (a)(b)		195,800
102,293	Tanger Factory Outlet Centers Inc REIT (c)		3,347,027
45,888	Texas Capital Bancshares Inc (a)		2,646,820
12,289	Tompkins Financial Corp		541,699
102,285	TrustCo Bank Corp		658,715
40,198	UMB Financial Corp		2,192,801
67,033	United Bankshares Inc		2,073,331
47,422	United Community Banks Inc		780,566
22,685	United Fire Group Inc		629,962
13,426	Universal Health Realty Income Trust REIT		559,596
31,806	Universal Insurance Holdings Inc		411,252
26,724	Urstadt Biddle Properties Inc REIT Class A		542,497
38,510	ViewPoint Financial Group Inc		921,929
7,649	Virtus Investment Partners Inc (b)		1,328,631
34,593	WageWorks Inc (a)		1,575,019
27,069	Westamerica Bancorporation (b)		1,259,250
74,811	Wilshire Bancorp Inc		690,506
49,604	Wintrust Financial Corp		2,215,811
9,819	World Acceptance Corp (a)(b)		662,783

			152,606,385

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Industrial — 16.57%
44,536	AAON Inc	$	757,557
40,378	AAR Corp		975,129
73,589	Actuant Corp Class A		2,245,936
41,469	Advanced Energy Industries Inc (a)		779,203
40,811	Aegion Corp (a)		908,045
21,738	Aerovironment Inc (a)		653,662
29,927	Albany International Corp Class A		1,018,715
18,040	AM Castle & Co (a)(b)		154,062
8,545	American Science & Engineering Inc		473,222
30,664	Apogee Enterprises Inc		1,220,427
44,327	Applied Industrial Technologies Inc		2,023,528
26,205	ArcBest Corp		977,447
20,229	Astec Industries Inc		737,752
27,588	Atlas Air Worldwide Holdings Inc (a)		910,956
27,044	AZZ Inc		1,129,628
15,557	Badger Meter Inc (b)		784,851
51,116	Barnes Group Inc		1,551,371
11,183	Bel Fuse Inc Class B		276,667
58,556	Benchmark Electronics Inc (a)		1,300,529
41,061	Boise Cascade Co (a)		1,237,579
50,086	Brady Corp Class A		1,123,930
49,052	Briggs & Stratton Corp		883,917
38,124	Bristow Group Inc (b)		2,561,933
57,983	Calgon Carbon Corp (a)		1,123,711
22,789	Celadon Group Inc (a)		443,246
43,785	Checkpoint Systems Inc (a)		535,491
18,885	CIRCOR International Inc		1,271,527
27,028	Coherent Inc (a)		1,658,708
40,739	Comfort Systems USA Inc		552,013
36,533	CTS Corp		580,509
22,806	Cubic Corp		1,067,321
51,412	Curtiss-Wright Corp (c)		3,389,079
175,669	Darling Ingredients Inc (a)(c)		3,218,256
25,034	Drew Industries Inc		1,056,184
13,455	DXP Enterprises Inc (a)		991,364
35,809	Dycom Industries Inc (a)		1,099,694
26,469	Electro Scientific Industries Inc		179,725
71,548	EMCOR Group Inc (c)		2,859,058
19,803	Encore Wire Corp		734,493
49,687	EnerSys (c)		2,913,646
25,997	EnPro Industries Inc (a)		1,573,598
19,834	Era Group Inc (a)		431,390
28,521	ESCO Technologies Inc		991,960
13,874	Exponent Inc		983,389
30,729	Fabrinet (a)		448,643
18,790	FARO Technologies Inc (a)		953,593
66,726	Federal Signal Corp		883,452
33,341	Forward Air Corp		1,494,677
42,436	Franklin Electric Co Inc (b)		1,474,227
62,258	GenCorp Inc (a)(b)		994,260
29,855	Gibraltar Industries Inc (a)		408,715
45,836	Griffon Corp		522,072
13,025	Haynes International Inc		599,020
78,863	Headwaters Inc (a)		988,942
58,427	Heartland Express Inc		1,399,911
67,927	Hillenbrand Inc		2,098,265
37,172	Hub Group Inc Class A (a)		1,506,581

Shares		Fair Value

Industrial — (continued)
58,029	II-VI Inc (a)	$683,001
29,980	John Bean Technologies Corp	843,337
28,963	Kaman Corp	1,138,246
64,774	Knight Transportation Inc	1,774,160
21,974	Koppers Holdings Inc	728,658
13,688	Lindsay Corp (b)	1,023,178
23,999	Littelfuse Inc	2,044,235
20,982	LSB Industries Inc (a)	749,267
18,519	Lydall Inc (a)	500,198
46,001	Matson Inc	1,151,405
17,114	Measurement Specialties Inc (a)	1,465,130
40,428	Methode Electronics Inc	1,490,580
46,111	Moog Inc Class A (a)(c)	3,153,992
60,533	Mueller Industries Inc	1,727,612
27,785	Myers Industries Inc	490,127
5,028	National Presto Industries Inc (b)	305,250
42,980	Newport Corp (a)	761,606
9,785	Olympic Steel Inc	201,277
64,650	Orbital Sciences Corp (a)	1,797,270
28,096	Orion Marine Group Inc (a)	280,398
20,061	OSI Systems Inc (a)	1,273,472
22,562	Park Electrochemical Corp	531,335
48,410	PGT Inc (a)	451,181
36,260	Plexus Corp (a)	1,339,082
10,010	Powell Industries Inc	409,009
41,199	Quanex Building Products Corp	745,290
29,257	Roadrunner Transportation Systems Inc ADR (a)	666,767
29,621	Rofin-Sinar Technologies Inc (a)	683,060
19,733	Rogers Corp (a)	1,080,579
32,541	RTI International Metals Inc (a)	802,461
26,829	Saia Inc (a)	1,329,645
89,088	Sanmina Corp (a)	1,858,376
43,432	Simpson Manufacturing Co Inc (b)	1,266,043
13,939	Standex International Corp	1,033,437
20,457	Sturm Ruger & Co Inc (b)	996,051
56,202	Taser International Inc (a)	867,759
40,039	Teledyne Technologies Inc (a)(c)	3,764,066
19,567	Tennant Co	1,312,750
68,651	Tetra Tech Inc	1,714,902
26,571	Tredegar Corp	489,172
57,274	TTM Technologies Inc (a)	390,036
21,877	Universal Forest Products Inc	934,367
100,253	UTi Worldwide Inc (a)	1,065,689
19,479	Vicor Corp (a)	183,103
30,365	Watts Water Technologies Inc Class A	1,768,761

		115,378,086

Technology — 11.00%
13,832	Agilysys Inc (a)	162,249
49,986	Blackbaud Inc	1,963,950
40,318	Bottomline Technologies (DE) Inc (a)	1,112,374
69,912	Brooks Automation Inc	734,775
25,433	Cabot Microelectronics Corp (a)	1,054,198
25,090	CACI International Inc Class A (a)	1,788,164
21,646	CEVA Inc (a)	290,922
76,190	Ciber Inc (a)	261,332

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Technology — (continued)
67,316	Cirrus Logic Inc (a)	$	1,403,539
26,102	Cohu Inc		312,441
11,030	Computer Programs & Systems Inc		634,115
36,347	CSG Systems International Inc		955,199
46,899	Dealertrack Technologies Inc (a)		2,035,886
27,792	Digi International Inc (a)		208,440
33,471	Digital River Inc (a)		485,999
39,843	Diodes Inc (a)		953,044
25,400	DSP Group Inc (a)		225,298
34,342	Ebix Inc (b)		486,970
49,658	Electronics For Imaging Inc (a)		2,193,394
18,957	Engility Holdings Inc (a)		590,890
95,240	Entropic Communications Inc (a)		253,338
33,839	Epiq Systems Inc		594,213
52,650	Exar Corp (a)		471,217
145,437	GT Advanced Technologies Inc (a)(b)		1,575,083
38,064	iGATE Corp (a)		1,397,710
43,951	Insight Enterprises Inc (a)		994,611
16,955	Interactive Intelligence Group Inc (a)(b)		708,719
47,640	j2 Global Inc (b)		2,351,510
64,509	Kopin Corp (a)		219,331
83,356	Kulicke & Soffa Industries Inc (a)		1,186,156
53,547	LivePerson Inc (a)		674,157
80,213	Manhattan Associates Inc (a)		2,680,718
25,283	ManTech International Corp Class A (b)		681,377
64,503	MedAssets Inc (a)		1,336,502
57,289	Medidata Solutions Inc (a)		2,537,330
34,811	Mercury Systems Inc (a)		383,269
47,069	Micrel Inc		566,240
101,144	Microsemi Corp (a)(b)		2,570,069
9,827	MicroStrategy Inc Class A (a)		1,285,765
56,668	MKS Instruments Inc		1,891,578
38,066	Monolithic Power Systems Inc		1,676,807
41,870	Monotype Imaging Holdings Inc		1,185,758
16,240	MTS Systems Corp		1,108,542
23,765	Nanometrics Inc (a)		358,851
39,290	NetScout Systems Inc (a)		1,799,482
39,272	Omnicell Inc (a)		1,073,304
19,345	Pericom Semiconductor Corp (a)		188,420
32,161	Power Integrations Inc		1,733,799
54,171	Progress Software Corp (a)(b)		1,295,229
95,461	QLogic Corp (a)		874,423
46,956	Quality Systems Inc		646,584
24,092	Rubicon Technology Inc (a)(b)		102,391
35,195	Rudolph Technologies Inc (a)		318,515
36,680	Super Micro Computer Inc (a)		1,079,126
42,764	Sykes Enterprises Inc (a)		854,425
38,877	Synaptics Inc (a)(c)		2,845,796
37,370	Synchronoss Technologies Inc (a)		1,710,799
29,205	SYNNEX Corp (a)		1,887,519
88,498	Take-Two Interactive Software Inc (a)		2,041,649
38,467	Tangoe Inc (a)		521,228
49,957	Tessera Technologies Inc		1,327,857
184,752	TriQuint Semiconductor Inc (a)(c)		3,523,221
34,610	Tyler Technologies Inc (a)(c)		3,059,524

Shares			Fair Value

Technology — (continued)
30,758	Ultratech Inc (a)	$	699,744
43,459	Veeco Instruments Inc (a)		1,518,892
27,592	Virtusa Corp (a)		981,171

			76,625,128

Utilities — 3.36%
41,116	ALLETE Inc (b)		1,825,139
41,027	American States Water Co		1,248,041
63,316	Avista Corp (b)		1,933,037
43,866	El Paso Electric Co		1,603,302
45,840	Laclede Group Inc		2,126,976
44,890	New Jersey Resources Corp		2,267,394
29,039	Northwest Natural Gas Co		1,226,898
41,736	NorthWestern Corp		1,893,145
84,352	Piedmont Natural Gas Co Inc		2,828,323
35,179	South Jersey Industries Inc		1,877,151
49,632	Southwest Gas Corp		2,411,123
60,264	UIL Holdings Corp		2,133,346

			23,373,875

TOTAL COMMON STOCK — 98.05% (Cost $556,487,144)		$	682,830,530

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.14%
$1,000,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014	1,000,000

U.S. Government Agency Bonds and Notes — 1.37%
7,000,000	Federal Farm Credit Banks Funding Corp 0.01%, 10/01/2014	7,000,000
2,568,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014	2,568,000

		9,568,000

U.S. Treasury Bonds and Notes — 0.14%
	U.S. Treasury Bills(d)
880,000	0.01%, 12/11/2014	879,980
65,000	0.03%, 03/12/2015	64,992

		944,972

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Repurchase Agreements — 7.42%
$12,266,973	Undivided interest of 13.36% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $12,266,973 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (e)	$	12,266,973

12,266,972	Undivided interest of 16.35% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $12,266,972 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (e)		12,266,972

2,582,449	Undivided interest of 23.14% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $2,582,449 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (e)(f)		2,582,449

Principal Amount				Fair Value

Repurchase Agreements — (continued)
$12,266,973	Undivided interest of 31.53% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $12,266,973 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (e)(f)		$	12,266,973

12,266,973	Undivided interest of 38.08% in a repurchase agreement (principal amount/value $32,212,458 with a maturity value of $32,212,459) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $12,266,973 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 10/15/16 - 9/1/44, with a value of $32,856,713. (e)(f)			12,266,973

				51,650,340

TOTAL SHORT TERM INVESTMENTS — 9.07% (Cost $63,163,315)			$	63,163,312

TOTAL INVESTMENTS — 107.12% (Cost $619,650,459)		$		745,993,842

OTHER ASSETS & LIABILITIES, NET — (7.12)%		$		(49,581,325)

TOTAL NET ASSETS — 100.00%		$		696,412,517

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
(f)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

Russell 2000 Mini Long Futures	126	USD	$13,817,160	December 2014	$(655,549)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$681,882,690	$—	$—	$681,882,690
Foreign Common Stock	947,840	—	—	947,840
Short Term Investments	—	63,163,312	—	63,163,312

Total Assets	$682,830,530	$63,163,312	$0	$745,993,842

Liabilities

Other Financial Investments:
Futures Contracts (a)	655,549	—	—	655,549

Total Liabilities	$655,549	$0	$0	$655,549

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2014

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

  September 30, 2014

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 81 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $623,199,926. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $173,129,759 and gross depreciation of investments in which there was an excess of tax cost over value of $50,335,843 resulting in net appreciation of $122,793,916.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $50,183,800 and received collateral of $51,650,340 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 25.72%
$689,268	Americold 2010 LLC Trust(a) Series 2010-ARTA, Class A1 3.85%, 01/14/2029	$720,829
2,550,000	Avis Budget Rental Car Funding AESOP LLC(a) Series 2012-1A, Class A 2.05%, 08/20/2016	2,572,325
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017	513,964
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017	520,639
2,731	Bear Stearns Commercial Mortgage Securities Trust(b) Series 2004-PWR4, Class A3 5.47%, 06/11/2041	2,731
1,026	Series 2005-T20, Class AAB 5.27%, 10/12/2042	1,026
1,000,000	Cabela’s Master Credit Card Trust(a) Series 2010-2A, Class A1 2.29%, 09/17/2018	1,015,887
1,275,000	CAL Funding II Ltd(a) Series 2013-1A, Class A 3.35%, 03/27/2028	1,279,743
12,833	Centex Home Equity Loan Trust(b) Series 2004-A, Class AF6 4.27%, 01/25/2034	12,839
1,296,300	CLI Funding V LLC(a) Series 2013-2A, Class Note 3.22%, 06/18/2028	1,293,569
1,923,919	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class A1 1.28%, 08/10/2046	1,918,627
2,094,404	Series 2013-LC13, Class A1 1.31%, 08/10/2046	2,089,715
1,200,000	Cronos Containers Program Ltd(a) Series 2012-2A, Class A 3.81%, 09/18/2027	1,200,748
858,333	Series 2013-1A, Class A 3.08%, 04/18/2028	852,260
860,564	Enterprise Fleet Financing LLC(a) Series 2013-2, Class A2 1.06%, 03/20/2019	863,348
3,000,000	Series 2014-2, Class A2 1.05%, 03/20/2020	2,994,863
36,482	Equity One Mortgage Pass Through Trust(c) Series 2004-1, Class AF6 4.21%, 04/25/2034	36,759
858,333	Global SC Finance II SRL(a) Series 2013-1A, Class A 2.98%, 04/17/2028	852,226
552,461	GMAC Mortgage Corp(a) Series 2007-HE2, Class A3 6.19%, 12/25/2037	530,106

Principal Amount		Fair Value

Non-Agency — (continued)
$1,873,583	GS Mortgage Securities Corp Trust(a) Series 2014-NEW, Class A1 1.76%, 01/10/2031	$1,854,692
3,980,000	Hertz Vehicle Financing LLC(a) Series 2009-2A, Class A2 5.29%, 03/25/2016	4,028,425
1,000,000	Honda Auto Receivables Owner Trust Series 2013-4, Class A3 0.69%, 09/18/2017	1,000,552
1,200,000	HSBC Home Equity Loan Trust USA(b) Series 2006-4, Class M1 0.41%, 03/20/2036	1,161,714
2,133,277	JP Morgan Chase Commercial Mortgage Securities Trust(a) Series 2011-C4, Class A2 3.34%, 07/15/2046	2,203,490
500,000	Morgan Stanley Capital I Trust(b) Series 2006-T21, Class A4 5.16%, 10/12/2052	517,775
750,000	Oscar US Funding Trust(a)(d) Series 2014-1A, Class A3 1.72%, 04/15/2019	749,817
154,949	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025	156,403
1,016,624	Springleaf Mortgage Loan Trust(a)(b) Series 2012-2A, Class A 2.22%, 10/25/2057	1,031,477
149,731	Structured Receivables Finance 3 LLC(a) Series 2006-A, Class A 5.55%, 01/15/2030	163,660
184,222	Wells Fargo Commercial Mortgage Trust(a) Series 2010-C1, Class A1 3.35%, 11/15/2043	191,411
286,215	WFRBS Commercial Mortgage Trust Series 2011-C4, Class A1 1.61%, 06/15/2044(a)	287,275
250,000	Series 2011-C4, Class A2 3.45%, 06/15/2044(a)	258,900
1,000,000	Series 2011-C5, Class A2 2.68%, 11/15/2044	1,028,521
2,064,496	Series 2013-C16, Class A1 1.41%, 09/15/2046	2,065,162

		35,971,478

U.S. Government Agency — 0.08%
88,540	Federal National Mortgage Association Series 2003-T4, Class 2A6 4.76%, 07/26/2033(c)	93,667

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

U.S. Government Agency — (continued)
$12,210	Series 2004-T9, Class A1 0.45%, 04/25/2035(b)	$12,149

		105,816

TOTAL ASSET-BACKED SECURITIES — 25.80% (Cost $36,111,055)		$36,077,294

BANK LOANS
604,167	Express Scripts Inc(b) 1.98%, 08/29/2016	602,153

TOTAL BANK LOANS — 0.43% (Cost $603,535)		$602,153

CORPORATE BONDS AND NOTES
Basic Materials — 4.08%
1,000,000	Alcoa Inc 5.55%, 02/01/2017	1,072,963
1,000,000	Freeport-McMoRan Copper & Gold Inc(e) 2.38%, 03/15/2018	1,002,538
1,447,500	Glencore Finance Canada Ltd(a) 5.80%, 11/15/2016	1,576,458
1,050,000	Monsanto Co 1.85%, 11/15/2018	1,043,512
1,000,000	Rio Tinto Finance USA PLC 1.63%, 08/21/2017	1,005,377

		5,700,848

Communications — 7.31%
1,000,000	21st Century Fox America Inc 8.00%, 10/17/2016	1,136,396
1,725,000	AT&T Inc 5.50%, 02/01/2018	1,929,155
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016	514,502
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	522,413
2,000,000	Symantec Corp 2.75%, 06/15/2017	2,045,048
1,000,000	Thomson Reuters Corp 1.65%, 09/29/2017	998,582
3,000,000	Verizon Communications Inc 2.50%, 09/15/2016	3,078,876

		10,224,972

Consumer, Cyclical — 7.68%
1,000,000	Carnival Corp 1.20%, 02/05/2016	1,003,183
1,500,000	Cintas Corp No 2 2.85%, 06/01/2016	1,544,430
500,000	Daimler Finance North America LLC(a) 1.30%, 07/31/2015	503,080

Principal Amount		Fair Value

Consumer, Cyclical — (continued)
$1,000,000	1.38%, 08/01/2017	$995,341
1,000,000	Hanesbrands Inc 6.38%, 12/15/2020	1,052,000
618,264	JetBlue Airways 2004-2 G-1 Pass Through Trust(b) 0.61%, 08/15/2016	613,627
1,000,000	Kia Motors Corp(a) 3.63%, 06/14/2016	1,037,984
1,000,000	Volkswagen Group of America Finance LLC(a) 1.25%, 05/23/2017	994,610
1,000,000	Walgreen Co 1.80%, 09/15/2017	1,003,615
2,000,000	Whirlpool Corp 1.35%, 03/01/2017	1,993,206

		10,741,076

Consumer, Non-cyclical — 9.05%
1,000,000	AbbVie Inc 1.75%, 11/06/2017	996,591
1,000,000	Anheuser-Busch InBev Finance Inc 1.25%, 01/17/2018	981,914
933,000	Bunge Ltd Finance Corp 4.10%, 03/15/2016	973,497
1,000,000	Constellation Brands Inc 7.25%, 05/15/2017	1,112,500
505,000	Equifax Inc 4.45%, 12/01/2014	505,741
2,000,000	Kellogg Co 1.75%, 05/17/2017	2,015,692
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	515,751
500,000	SABMiller PLC(a) 6.50%, 07/01/2016	545,941
2,000,000	Total System Services Inc 2.38%, 06/01/2018	1,985,942
1,000,000	Western Union Co 2.38%, 12/10/2015	1,015,781
1,000,000	WM Wrigley Jr Co(a) 1.40%, 10/21/2016	1,004,993
1,000,000	Zoetis Inc 1.15%, 02/01/2016	1,002,167

		12,656,510

Energy — 5.57%
1,000,000	Boardwalk Pipelines LP 5.50%, 02/01/2017	1,075,661
1,000,000	BP Capital Markets PLC 2.24%, 09/26/2018	1,003,152
1,000,000	Cameron International Corp 1.40%, 06/15/2017	999,235
574,646	Kern River Funding Corp(a) 4.89%, 04/30/2018	620,845
1,500,000	Petrobras International Finance Co 2.88%, 02/06/2015	1,509,255
500,000	Phillips 66 1.95%, 03/05/2015	503,197

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Energy — (continued)
$486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016	$525,294
1,500,000	Transocean Inc 4.95%, 11/15/2015	1,557,703

		7,794,342

Financial — 26.54%
1,000,000	Air Lease Corp 2.13%, 01/15/2018	992,500
170,000	American Express Credit Corp 5.30%, 12/02/2015	179,242
1,000,000	Bank of America Corp 3.70%, 09/01/2015	1,026,807
1,000,000	2.60%, 01/15/2019	998,052
2,000,000	Bank of New York Mellon Corp(c) 1.97%, 06/20/2017	2,031,320
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd(a) 1.20%, 03/10/2017	1,990,744
1,000,000	Bear Stearns Cos LLC(b) 0.62%, 11/21/2016	1,000,217
1,000,000	Citigroup Inc 1.35%, 03/10/2017	997,308
1,500,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 3.38%, 01/19/2017	1,573,117
1,000,000	Credit Suisse 1.38%, 05/26/2017	994,345
1,000,000	Duke Realty LP 5.95%, 02/15/2017	1,097,442
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016	1,035,192
500,000	Ford Motor Credit Co LLC 1.50%, 01/17/2017	499,170
2,000,000	1.72%, 12/06/2017	1,985,900
1,393,000	General Electric Capital Corp 4.38%, 09/21/2015	1,445,955
2,000,000	Goldman Sachs Group Inc 5.13%, 01/15/2015	2,026,558
500,000	Harley-Davidson Financial Services Inc(a) 2.70%, 03/15/2017	513,845
1,000,000	2.40%, 09/15/2019	1,000,317
1,000,000	HSBC Finance Corp 5.00%, 06/30/2015	1,032,944
1,000,000	Hyundai Capital Services(a) 3.50%, 09/13/2017	1,043,441
500,000	JPMorgan Chase & Co 4.75%, 03/01/2015	508,990
2,000,000	3.15%, 07/05/2016	2,069,910
250,000	Lehman Brothers Holdings Inc(f)(g) 0.00%, 10/15/2020	50,625
1,000,000	Macquarie Bank Ltd(a) 1.65%, 03/24/2017	999,907
1,000,000	Morgan Stanley 3.80%, 04/29/2016	1,041,920
2,500,000	Nomura Holdings Inc 5.00%, 03/04/2015	2,540,452

Principal Amount		Fair Value

Financial — (continued)
$1,750,000	Prudential Financial Inc 4.75%, 09/17/2015	$1,819,170
1,500,000	Sumitomo Mitsui Banking Corp 1.45%, 07/19/2016	1,512,647
1,000,000	Toronto-Dominion Bank 1.40%, 04/30/2018	983,888
1,000,000	Wachovia Corp 5.75%, 02/01/2018	1,127,218
1,000,000	Wells Fargo & Co 1.50%, 01/16/2018	994,198

		37,113,341

Industrial — 8.17%
500,000	BAE Systems PLC(a) 3.50%, 10/11/2016	522,933
1,000,000	Canadian National Railway Co 5.55%, 05/15/2018	1,127,422
1,227,070	Canadian National Railway Co Financing Pass Through Trust 7.20%, 01/02/2016	1,314,503
500,000	Caterpillar Financial Services Corp 1.25%, 08/18/2017	498,540
739,303	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	820,626
2,250,948	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	2,289,595
2,000,000	Northrop Grumman Corp 1.75%, 06/01/2018	1,982,274
500,000	Ryder System Inc 3.15%, 03/02/2015	505,523
250,000	7.20%, 09/01/2015	264,938
500,000	TTX Co(a) 4.90%, 03/01/2015	508,846
255,656	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	298,740
1,000,000	URS Corp 3.85%, 04/01/2017	1,032,111
250,000	Waste Management Inc 6.38%, 03/11/2015	256,284

		11,422,335

Technology — 3.34%
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	511,224
1,000,000	EMC Corp 1.88%, 06/01/2018	994,096
1,000,000	Fidelity National Information Services Inc 1.45%, 06/05/2017	994,169
1,000,000	Hewlett-Packard Co 3.30%, 12/09/2016	1,043,394

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Technology — (continued)
$1,000,000	Xerox Corp 6.75%, 02/01/2017	$1,119,158

		4,662,041

Utilities — 1.38%
500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	563,303
263,000	PNPP II Funding Corp 8.83%, 05/30/2016	277,620
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017	1,093,981

		1,934,904

TOTAL CORPORATE BONDS AND NOTES — 73.12% (Cost $101,621,208)		$102,250,369

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.01%
19,735	CHL Mortgage Pass Through Trust(b) Series 2003-15, Class 1A1 0.65%, 06/25/2018	19,503

TOTAL MORTGAGE-BACKED SECURITIES — 0.01% (Cost $17,964)		$19,503

SHORT TERM INVESTMENTS
Repurchase Agreements — 0.74%
244,626	Undivided interest of 0.27% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $244,626 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (h)	244,626

244,625	Undivided interest of 0.33% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $244,625 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (h)	244,625

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$244,625	Undivided interest of 0.41% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $244,625 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (h)	$244,625

51,499	Undivided interest of 0.46% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $51,499 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (h)(i)	51,499

244,625	Undivided interest of 0.94% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $244,625 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (h)	244,625

TOTAL SHORT TERM INVESTMENTS — 0.74% (Cost $1,030,000)		$1,030,000

TOTAL INVESTMENTS — 100.10% (Cost $139,383,762)		$139,979,319

OTHER ASSETS & LIABILITIES, NET — (0.10)%		$(137,859)

TOTAL NET ASSETS — 100.00%		$139,841,460

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2014, the aggregate cost and fair value of 144A securities was $43,148,124 and $43,214,250, respectively, representing 30.90% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.
(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2014. Maturity date disclosed represents final maturity date.

(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	All or a portion of the security is on loan at September 30, 2014.
(f)

Security in default; some interest payments received during the last 12 months. At September 30, 2014, the aggregate cost and fair value of securities in default was $0 and $50,625, respectively, representing 0.04% of net assets.

(g)	Security in bankruptcy at September 30, 2014.
(h)	Collateral received for securities on loan.
(i)	The rate of the repurchase agreement was less than 0.01%.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the

  September 30, 2014

value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $139,387,340. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $1,088,954 and gross depreciation of investments in which there was an excess of tax cost over value of $496,975 resulting in net appreciation of $591,979.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all

  September 30, 2014

times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $1,003,690 and received collateral of $1,030,000 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 1.30%
27,633	Globe Specialty Metals Inc	$502,644
41,394	Stillwater Mining Co (a)(b)	622,152

		1,124,796

Communications — 5.90%
115,819	8x8 Inc (a)	773,671
21,685	ChannelAdvisor Corp (a)(b)	355,634
77,511	Gray Television Inc (a)	610,787
26,248	HomeAway Inc (a)	931,804
28,242	Marketo Inc (a)(b)	912,216
16,035	RetailMeNot Inc (a)	259,126
14,688	RigNet Inc (a)	594,130
9,849	Yelp Inc (a)	672,194

		5,109,562

Consumer, Cyclical — 13.60%
9,373	Allegiant Travel Co	1,159,065
9,347	Asbury Automotive Group Inc (a)	602,134
31,960	Beazer Homes USA Inc (a)	536,289
41,602	Belmond Ltd Class A (a)	485,079
5,210	Buffalo Wild Wings Inc (a)	699,547
17,650	Carmike Cinemas Inc (a)	546,797
24,195	Five Below Inc (a)(b)	958,364
11,047	G-III Apparel Group Ltd (a)	915,354
17,963	Hibbett Sports Inc (a)	765,763
48,392	JetBlue Airways Corp (a)(b)	513,923
36,059	Krispy Kreme Doughnuts Inc (a)	618,772
12,867	Lumber Liquidators Holdings Inc (a)(b)	738,308
11,258	Movado Group Inc	372,189
23,942	Noodles & Co (a)	459,447
7,422	Restoration Hardware Holdings Inc (a)(b)	590,420
21,515	Ryland Group Inc	715,159
19,567	Tenneco Inc (a)	1,023,550
2,834	Zoe’s Kitchen Inc (a)(b)	87,174

		11,787,334

Consumer, Non-cyclical — 33.51%
16,077	ABIOMED Inc (a)(b)	399,192
14,092	Acadia Healthcare Co Inc (a)	683,462
17,408	Air Methods Corp (a)	967,014
8,813	Align Technology Inc (a)	455,456
8,120	Anika Therapeutics Inc (a)	297,679
60,998	Arena Pharmaceuticals Inc (a)(b)	255,582
14,221	Auxilium Pharmaceuticals Inc (a)(b)	424,497
99,680	Avanir Pharmaceuticals Inc (a)	1,188,186
39,525	Boulder Brands Inc (a)	538,726
21,963	Cambrex Corp (a)	410,269
16,760	Capella Education Co	1,049,176
30,701	Cardtronics Inc (a)	1,080,675
16,506	Cepheid Inc (a)(b)	726,759
8,594	Corporate Executive Board Co	516,241
30,918	Endologix Inc (a)	327,731
25,642	H&E Equipment Services Inc	1,032,860

Shares		Fair Value

Consumer, Non-cyclical — (continued)
5,729	Hain Celestial Group Inc (a)	$586,363
28,974	HealthSouth Corp	1,069,141
20,783	Heartland Payment Systems Inc	991,765
11,425	HeartWare International Inc (a)(b)	886,923
21,854	HMS Holdings Corp (a)(b)	411,948
19,186	ICON PLC (a)	1,098,015
16,713	Insmed Inc (a)	218,105
7,359	Isis Pharmaceuticals Inc (a)(b)	285,750
50,664	Keryx Biopharmaceuticals Inc (a)(b)	696,630
50,134	Kforce Inc	981,122
12,516	Lannett Co Inc (a)	571,731
20,671	LifePoint Hospitals Inc (a)	1,430,226
6,804	Ligand Pharmaceuticals Inc (a)	319,720
30,180	MAXIMUS Inc	1,211,123
23,145	Neurocrine Biosciences Inc (a)	362,682
20,478	NPS Pharmaceuticals Inc (a)	532,428
25,409	NuVasive Inc (a)	886,012
6,787	Pacira Pharmaceuticals Inc (a)(b)	657,796
3,922	Puma Biotechnology Inc (a)(b)	935,671
22,434	Sangamo BioSciences Inc (a)(b)	241,951
15,910	Strayer Education Inc (a)	952,691
26,495	Team Health Holdings Inc (a)	1,536,445
26,721	TrueBlue Inc (a)	674,972
18,780	United Natural Foods Inc (a)	1,154,219

		29,046,934

Energy — 4.94%
28,712	C&J Energy Services Inc (a)	877,152
64,053	Callon Petroleum Co (a)	564,307
13,528	Comstock Resources Inc	251,891
34,777	Flotek Industries Inc (a)	906,636
17,087	Helix Energy Solutions Group Inc (a)	376,939
65,471	Kodiak Oil & Gas Corp (a)	888,442
49,627	Willbros Group Inc (a)	413,393

		4,278,760

Financial — 8.18%
19,616	Cathay General Bancorp	487,065
26,749	Ellie Mae Inc (a)(b)	872,017
25,162	Encore Capital Group Inc (a)(b)	1,114,928
24,148	Financial Engines Inc	826,224
87,824	MGIC Investment Corp (a)	685,906
36,969	Portfolio Recovery Associates Inc (a)	1,930,891
44,888	Radian Group Inc (b)	640,103
11,401	Stifel Financial Corp (a)	534,593

		7,091,727

Industrial — 14.15%
10,290	Astronics Corp (a)	490,627
2,058	Astronics Corp Class B (a)	97,755
7,013	Badger Meter Inc	353,806
7,357	Chart Industries Inc (a)	449,733
13,762	EMCOR Group Inc	549,930
19,506	Fluidigm Corp (a)	477,897

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Industrial — (continued)
64,120	Headwaters Inc (a)	$804,065
18,792	HEICO Corp	877,586
20,194	Hub Group Inc Class A (a)	818,463
5,890	Littelfuse Inc	501,710
7,571	MSA Safety Inc	374,007
61,852	Mueller Water Products Inc Class A	512,135
14,047	Powell Industries Inc	573,960
5,521	Power Solutions International Inc (a)(b)	380,949
9,424	Proto Labs Inc (a)	650,256
21,359	Rexnord Corp (a)	607,664
22,806	Simpson Manufacturing Co Inc	664,795
25,060	Universal Display Corp (a)(b)	817,958
13,710	Universal Forest Products Inc	585,554
24,658	USG Corp (a)(b)	677,849
20,928	Woodward Inc	996,591

		12,263,290

Technology — 16.42%
27,801	Aspen Technology Inc (a)	1,048,654
38,818	Bottomline Technologies (DE) Inc (a)	1,070,989
8,326	CommVault Systems Inc (a)	419,630
25,754	Cornerstone OnDemand Inc (a)(b)	886,195
12,120	Demandware Inc (a)(b)	617,150
12,211	FleetMatics Group PLC (a)	372,435
19,565	Guidewire Software Inc (a)(b)	867,512
18,096	Imperva Inc (a)(b)	519,898
68,008	Integrated Device Technology Inc (a)	1,084,728
17,803	Manhattan Associates Inc (a)	594,976
10,793	Medidata Solutions Inc (a)	478,022
27,521	Omnicell Inc (a)	752,149
24,903	Proofpoint Inc (a)(b)	924,897
9,961	PROS Holdings Inc (a)	251,017
36,200	Qlik Technologies Inc (a)	978,848
29,386	Qualys Inc (a)	781,668
23,495	SciQuest Inc (a)	353,365
9,099	Synaptics Inc (a)	666,047
11,062	Ultimate Software Group Inc (a)	1,565,384

		14,233,564

TOTAL COMMON STOCK — 98.00% (Cost $81,170,435)		$84,935,967

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
Repurchase Agreements — 17.64%
$3,631,363	Undivided interest of 13.96% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $3,631,363 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (c)	$3,631,363

3,631,363	Undivided interest of 3.95% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $3,631,363 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (c)	3,631,363

3,631,363	Undivided interest of 4.84% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $3,631,363 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (c)	3,631,363

3,631,363	Undivided interest of 6.09% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $3,631,363 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (c)	3,631,363

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$764,473	Undivided interest of 6.85% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $764,473 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (c)(d)	$764,473

TOTAL SHORT TERM INVESTMENTS — 17.64% (Cost $15,289,925)		$15,289,925

TOTAL INVESTMENTS — 115.64% (Cost $96,460,360)		$100,225,892

OTHER ASSETS & LIABILITIES, NET — (15.64)%		$(13,551,968)

TOTAL NET ASSETS — 100.00%		$86,673,924

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2014.
(c)	Collateral received for securities on loan.
(d)	The rate of the repurchase agreement was less than 0.01%.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$82,980,437	$—	$—	$82,980,437
Foreign Common Stock	1,955,530	—	—	1,955,530
Short Term Investments	—	15,289,925	—	15,289,925

Total Assets	$84,935,967	$15,289,925	$0	$100,225,892

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $97,086,984. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $11,840,760 and gross depreciation of investments in which there was an excess of tax cost over value of $8,701,852 resulting in net appreciation of $3,138,908.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $14,847,742 and received collateral of $15,289,925 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 3.33%
2,990	Air Products & Chemicals Inc	$389,238
1,065	Airgas Inc	117,842
1,198	Albemarle Corp	70,562
18,575	Alcoa Inc	298,872
1,580	Allegheny Technologies Inc	58,618
1,114	Ashland Inc	115,967
935	Cabot Corp	47,470
835	Carpenter Technology Corp	37,700
772	CF Industries Holdings Inc	215,558
2,502	Cliffs Natural Resources Inc (a)	25,971
2,026	Commercial Metals Co	34,584
479	Compass Minerals International Inc	40,370
1,200	Cytec Industries Inc	56,748
950	Domtar Corp	33,374
17,475	Dow Chemical Co	916,389
2,279	Eastman Chemical Co	184,348
4,151	Ecolab Inc	476,659
14,168	EI du Pont de Nemours & Co	1,016,696
1,985	FMC Corp	113,522
16,209	Freeport-McMoRan Copper & Gold Inc	529,224
1,278	International Flavors & Fragrances Inc	122,535
6,724	International Paper Co	321,004
6,501	LyondellBasell Industries NV Class A	706,399
2,667	MeadWestvaco Corp	109,187
601	Minerals Technologies Inc	37,088
8,087	Monsanto Co	909,868
4,979	Mosaic Co	221,117
168	NewMarket Corp	64,011
7,891	Newmont Mining Corp	181,888
5,067	Nucor Corp	275,037
1,403	Olin Corp	35,426
1,549	PolyOne Corp	55,113
2,152	PPG Industries Inc	423,384
4,508	Praxair Inc	581,532
673	Rayonier Advanced Materials Inc (a)	22,148
1,270	Reliance Steel & Aluminum Co	86,868
1,019	Royal Gold Inc	66,174
1,968	RPM International Inc	90,095
877	Sensient Technologies Corp	45,911
1,307	Sherwin-Williams Co	286,220
1,899	Sigma-Aldrich Corp	258,283
3,505	Steel Dynamics Inc	79,248
2,332	United States Steel Corp	91,344
1,147	Valspar Corp	90,602

		9,940,194

Communications — 11.24%
707	ADTRAN Inc	14,515
5,847	Amazon.com Inc (b)	1,885,307
829	AMC Networks Inc Class A (b)	48,430
1,322	AOL Inc (b)	59,424
1,855	ARRIS Group Inc (b)	52,598
80,288	AT&T Inc (c)	2,829,349

Shares		Fair Value

Communications — (continued)
3,324	Cablevision Systems Corp Class A	$58,203
7,485	CBS Corp Class B	400,447
8,886	CenturyLink Inc	363,349
1,525	Ciena Corp (b)	25,498
79,201	Cisco Systems Inc	1,993,489
40,203	Comcast Corp Class A	2,162,117
784	Conversant Inc (b)	26,852
20,053	Corning Inc	387,825
7,684	DIRECTV (b)	664,820
2,358	Discovery Communications Inc Class A (b)	89,132
4,019	Discovery Communications Inc Class C (b)	149,828
17,601	eBay Inc (b)	996,745
810	Equinix Inc (b)	172,109
1,573	Expedia Inc	137,826
1,194	F5 Networks Inc (b)	141,776
30,119	Facebook Inc Class A (b)	2,380,606
654	FactSet Research Systems Inc	79,481
2,362	Fortinet Inc (b)	59,676
16,204	Frontier Communications Corp	105,488
3,402	Gannett Co Inc	100,937
4,399	Google Inc Class A (b)(c)	2,588,416
4,399	Google Inc Class C (b)	2,539,807
63	Graham Holdings Co Class B	44,074
1,647	Harris Corp	109,361
718	InterDigital Inc	28,591
6,304	Interpublic Group of Cos Inc	115,489
4,039	JDS Uniphase Corp (b)	51,699
708	John Wiley & Sons Inc Class A	39,726
6,303	Juniper Networks Inc	139,611
1,164	Lamar Advertising Co Class A (a)	57,327
626	Meredith Corp	26,793
3,480	Motorola Solutions Inc	220,214
940	Netflix Inc (b)	424,109
685	NeuStar Inc Class A (a)(b)	17,009
1,780	New York Times Co Class A	19,972
7,643	News Corp Class A (b)	124,963
4,798	Nielsen NV	212,695
3,950	Omnicom Group Inc	271,997
539	Plantronics Inc	25,753
2,010	Polycom Inc (b)	24,693
809	Priceline Group Inc (b)	937,291
1,854	Rackspace Hosting Inc (b)	60,348
3,728	RF Micro Devices Inc (b)	43,021
1,624	Scripps Networks Interactive Inc Class A	126,818
10,773	Symantec Corp	253,273
1,429	Telephone & Data Systems Inc	34,239
2,112	TIBCO Software Inc (b)	49,907
1,790	Time Inc	41,940
4,349	Time Warner Cable Inc	624,038
13,277	Time Warner Inc	998,563
1,719	TripAdvisor Inc (b)	157,151
2,267	TW Telecom inc (b)	94,330
29,226	Twenty-First Century Fox Inc Class A	1,002,160
1,835	VeriSign Inc (a)(b)	101,145
64,074	Verizon Communications Inc (c)	3,203,059

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Communications — (continued)
5,916	Viacom Inc Class B	$455,177
24,512	Walt Disney Co	2,182,303
9,638	Windstream Holdings Inc (a)	103,898
14,402	Yahoo! Inc (b)	586,881

		33,523,668

Consumer, Cyclical — 9.38%
1,192	Abercrombie & Fitch Co Class A	43,317
1,129	Advance Auto Parts Inc	147,109
2,136	Alaska Air Group Inc	93,001
2,512	American Eagle Outfitters Inc (a)	36,474
656	Ann Inc (b)	26,981
1,470	Arrow Electronics Inc (b)	81,365
1,917	Ascena Retail Group Inc (b)	25,496
1,137	AutoNation Inc (b)	57,202
513	AutoZone Inc (b)	261,456
645	Bally Technologies Inc (b)	52,052
3,137	Bed Bath & Beyond Inc (b)	206,509
4,387	Best Buy Co Inc	147,359
739	Big Lots Inc	31,814
3,552	BorgWarner Inc	186,871
1,052	Brinker International Inc	53,431
1,308	Brunswick Corp	55,119
641	Cabela’s Inc Class A (b)	37,755
3,527	CarMax Inc (b)	163,829
6,977	Carnival Corp	280,266
874	Carter’s Inc	67,752
799	Cheesecake Factory Inc	36,355
2,491	Chico’s FAS Inc	36,792
486	Chipotle Mexican Grill Inc (b)	323,963
1,737	Cinemark Holdings Inc	59,127
4,166	Coach Inc	148,351
1,896	Copart Inc (b)	59,373
6,758	Costco Wholesale Corp	846,913
1,160	CST Brands Inc	41,702
17,964	CVS Health Corp	1,429,755
2,128	Darden Restaurants Inc (a)	109,507
599	Deckers Outdoor Corp (b)	58,211
4,577	Delphi Automotive PLC	280,753
13,208	Delta Air Lines Inc	477,469
1,674	Dick’s Sporting Goods Inc	73,455
4,744	Dollar General Corp (b)	289,906
3,306	Dollar Tree Inc (b)	185,367
888	Domino’s Pizza Inc	68,340
4,683	DR Horton Inc	96,095
1,133	DreamWorks Animation SKG Inc Class A (a)(b)	30,897
1,417	Family Dollar Stores Inc	109,449
4,207	Fastenal Co	188,894
2,178	Foot Locker Inc	121,206
60,193	Ford Motor Co	890,254
745	Fossil Group Inc (b)	69,956
1,821	GameStop Corp Class A (a)	75,025
4,190	Gap Inc	174,681
20,812	General Motors Co	664,735
2,336	Genuine Parts Co	204,891
4,342	Goodyear Tire & Rubber Co	98,064
797	Guess? Inc	17,510
1,601	Hanesbrands Inc	172,011

Shares		Fair Value

Consumer, Cyclical — (continued)
3,372	Harley-Davidson Inc	$196,250
1,024	Harman International Industries Inc	100,393
1,875	Hasbro Inc	103,116
812	Herman Miller Inc	24,238
788	HNI Corp	28,360
20,887	Home Depot Inc	1,916,173
598	HSN Inc	36,699
2,260	Ingram Micro Inc Class A (b)	58,331
3,480	International Game Technology	58,708
425	International Speedway Corp Class A	13,447
5,104	JC Penney Co Inc (b)	51,244
3,198	JetBlue Airways Corp (b)	33,963
10,351	Johnson Controls Inc	455,444
2,068	Kate Spade & Co (b)	54,244
1,482	KB Home	22,141
3,119	Kohl’s Corp	190,353
3,738	L Brands Inc	250,371
2,737	Lennar Corp Class A	106,278
487	Life Time Fitness Inc (b)	24,564
4,493	LKQ Corp (b)	119,469
15,322	Lowe’s Cos Inc	810,840
5,522	Macy’s Inc	321,270
3,387	Marriott International Inc Class A	236,751
5,291	Mattel Inc	162,169
15,271	McDonald’s Corp	1,447,844
726	MDC Holdings Inc (a)	18,382
3,164	Michael Kors Holdings Ltd (b)	225,878
962	Mohawk Industries Inc (b)	129,697
745	MSC Industrial Direct Co Inc Class A	63,668
4,389	Newell Rubbermaid Inc	151,025
10,934	NIKE Inc Class B	975,313
2,278	Nordstrom Inc	155,747
62	NVR Inc (b)	70,061
1,618	O’Reilly Automotive Inc (b)	243,282
8,117	Office Depot Inc (b)	41,721
1,371	Oshkosh Corp	60,530
1,112	Owens & Minor Inc	36,407
5,564	PACCAR Inc	316,452
383	Panera Bread Co Class A (b)	62,322
1,486	PetSmart Inc	104,154
946	Polaris Industries Inc	141,701
5,548	PulteGroup Inc	97,978
1,291	PVH Corp	156,405
889	Ralph Lauren Corp	146,445
3,238	Ross Stores Inc	244,728
1,216	Signet Jewelers Ltd	138,515
10,686	Southwest Airlines Co	360,866
10,246	Staples Inc	123,977
11,612	Starbucks Corp	876,242
2,928	Starwood Hotels & Resorts Worldwide Inc	243,639
9,882	Target Corp	619,404
855	Tempur Sealy International Inc (b)	48,025
721	Thor Industries Inc	37,132
1,743	Tiffany & Co	167,868
10,756	TJX Cos Inc	636,433
2,479	Toll Brothers Inc (b)	77,246

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Consumer, Cyclical — (continued)
2,201	Tractor Supply Co	$135,384
2,463	Under Armour Inc Class A (b)	170,193
1,641	Urban Outfitters Inc (b)	60,225
5,272	VF Corp	348,110
24,511	Wal-Mart Stores Inc	1,874,356
13,537	Walgreen Co	802,338
405	Watsco Inc	34,903
3,538	Wendy’s Co	29,224
1,187	Whirlpool Corp	172,887
1,346	Williams-Sonoma Inc	89,603
1,238	World Fuel Services Corp	49,421
937	WW Grainger Inc	235,796
1,937	Wyndham Worldwide Corp	157,401
1,266	Wynn Resorts Ltd	236,843
6,883	Yum! Brands Inc	495,438

		27,980,190

Consumer, Non-cyclical — 21.77%
1,234	Aaron’s Inc	30,011
23,176	Abbott Laboratories	963,890
24,563	AbbVie Inc	1,418,759
4,082	Actavis PLC (b)	984,905
2,578	ADT Corp	91,416
5,488	Aetna Inc	444,528
3,041	Alexion Pharmaceuticals Inc (b)	504,259
1,216	Align Technology Inc (b)	62,843
4,586	Allergan Inc	817,179
844	Alliance Data Systems Corp (b)	209,540
30,682	Altria Group Inc	1,409,531
3,316	AmerisourceBergen Corp	256,327
11,759	Amgen Inc	1,651,669
1,546	Apollo Education Group Inc Class A (b)	38,882
10,020	Archer-Daniels-Midland Co	512,022
7,421	Automatic Data Processing Inc	616,537
1,510	Avery Dennison Corp	67,422
7,171	Avon Products Inc	90,355
8,354	Baxter International Inc	599,567
3,032	Becton Dickinson & Co	345,072
287	Bio-Rad Laboratories Inc Class A (b)	32,546
3,664	Biogen Idec Inc (b)	1,212,088
20,399	Boston Scientific Corp (b)	240,912
25,595	Bristol-Myers Squibb Co	1,309,952
2,526	Brown-Forman Corp Class B	227,896
2,745	Campbell Soup Co	117,294
5,217	Cardinal Health Inc	390,858
3,288	CareFusion Corp (b)	148,782
12,365	Celgene Corp (b)	1,171,955
893	Centene Corp (b)	73,860
660	Charles River Laboratories International Inc (b)	39,428
2,168	Church & Dwight Co Inc	152,107
4,120	Cigna Corp	373,643
1,507	Cintas Corp	106,379
1,636	Civeo Corp	18,994
1,935	Clorox Co	185,837
60,992	Coca-Cola Co (c)	2,601,919
3,515	Coca-Cola Enterprises Inc	155,925

Shares		Fair Value

Consumer, Non-cyclical — (continued)
13,412	Colgate-Palmolive Co	$874,731
1,699	Community Health Systems Inc (b)	93,088
6,401	ConAgra Foods Inc	211,489
2,602	Constellation Brands Inc Class A (b)	226,790
1,512	Convergys Corp	26,944
719	Cooper Cos Inc	111,984
1,532	CoreLogic Inc (b)	41,471
589	Corporate Executive Board Co	35,381
927	Covance Inc (b)	72,955
6,940	Covidien PLC	600,379
1,207	CR Bard Inc	172,251
1,206	Cubist Pharmaceuticals Inc (b)	80,006
2,702	DaVita HealthCare Partners Inc (b)	197,624
1,579	Dean Foods Co	20,922
775	Deluxe Corp	42,749
2,156	DENTSPLY International Inc	98,314
872	DeVry Education Group Inc	37,330
3,131	Dr Pepper Snapple Group Inc	201,355
1,686	Edwards Lifesciences Corp (b)	172,225
15,199	Eli Lilly & Co	985,655
2,327	Endo International PLC (b)	159,027
1,825	Equifax Inc	136,401
3,513	Estee Lauder Cos Inc Class A	262,491
11,581	Express Scripts Holding Co (b)	817,966
2,512	Flowers Foods Inc	46,120
575	FTI Consulting Inc (b)	20,102
1,345	Gartner Inc Class A (b)	98,817
9,575	General Mills Inc	483,059
23,459	Gilead Sciences Inc (b)(c)	2,497,211
1,092	Global Payments Inc	76,309
4,160	H&R Block Inc	129,002
838	Hain Celestial Group Inc (b)	85,769
1,322	Health Net Inc (b)	60,957
1,361	Henry Schein Inc (b)	158,516
2,303	Hershey Co	219,775
844	Hill-Rom Holdings Inc	34,967
1,251	HMS Holdings Corp (b)	23,581
3,778	Hologic Inc (b)	91,919
2,008	Hormel Foods Corp	103,191
2,495	Hospira Inc (b)	129,815
2,455	Humana Inc	319,862
799	IDEXX Laboratories Inc (b)	94,146
1,221	Ingredion Inc	92,540
549	Intuitive Surgical Inc (b)	253,539
1,885	Jarden Corp (b)	113,307
1,583	JM Smucker Co	156,701
43,789	Johnson & Johnson (c)	4,667,470
3,944	Kellogg Co	242,950
1,893	Keurig Green Mountain Inc	246,336
5,803	Kimberly-Clark Corp	624,229
9,282	Kraft Foods Group Inc	523,505
7,601	Kroger Co	395,252
1,285	Laboratory Corp of America Holdings (b)	130,749
269	Lancaster Colony Corp	22,940
965	Leidos Holdings Inc	33,128
616	LifePoint Hospitals Inc (b)	42,621
2,203	Live Nation Entertainment Inc (b)	52,916
5,686	Lorillard Inc	340,648

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Consumer, Non-cyclical — (continued)
1,776	Mallinckrodt PLC (b)	$160,106
1,325	Manpowergroup Inc	92,883
15,277	MasterCard Inc Class A	1,129,276
1,981	McCormick & Co Inc	132,529
4,168	McGraw Hill Financial Inc	351,988
3,552	McKesson Corp	691,468
3,211	Mead Johnson Nutrition Co Class A	308,962
1,580	MEDNAX Inc (b)	86,616
15,202	Medtronic Inc	941,764
44,758	Merck & Co Inc (c)	2,653,254
2,501	Molson Coors Brewing Co Class B	186,174
26,095	Mondelez International Inc Class A	894,145
2,135	Monster Beverage Corp (b)	195,715
2,889	Moody’s Corp	273,011
5,709	Mylan Inc (b)	259,702
1,514	Omnicare Inc	94,262
1,138	Patterson Cos Inc	47,147
23,444	PepsiCo Inc	2,182,402
2,047	Perrigo Co PLC	307,439
98,344	Pfizer Inc (c)	2,908,032
24,320	Philip Morris International Inc	2,028,288
581	Post Holdings Inc (a)(b)	19,278
41,872	Procter & Gamble Co (c)	3,506,361
3,493	Quanta Services Inc (b)	126,761
2,157	Quest Diagnostics Inc	130,887
1,149	Regeneron Pharmaceuticals Inc (b)	414,237
1,015	Rent-A-Center Inc	30,805
2,100	ResMed Inc (a)	103,467
4,752	Reynolds American Inc	280,368
2,123	Robert Half International Inc	104,027
951	Rollins Inc	27,845
3,198	RR Donnelley & Sons Co	52,639
3,724	Safeway Inc	127,733
960	Salix Pharmaceuticals Ltd (b)	149,990
626	Scotts Miracle-Gro Co Class A	34,430
2,081	SEI Investments Co	75,249
3,185	Service Corp International	67,331
796	Sirona Dental Systems Inc (b)	61,037
967	Sotheby’s	34,541
4,447	St Jude Medical Inc	267,398
819	STERIS Corp	44,193
4,634	Stryker Corp	374,196
2,992	SUPERVALU Inc (b)	26,748
9,074	Sysco Corp	344,358
524	Techne Corp	49,020
621	Teleflex Inc	65,230
1,597	Tenet Healthcare Corp (b)	94,846
934	Thoratec Corp (b)	24,966
145	Tootsie Roll Industries Inc (a)	4,059
2,529	Total System Services Inc	78,298
1,052	Towers Watson & Co Class A	104,674
853	Tupperware Brands Corp	58,891
4,424	Tyson Foods Inc Class A	174,173
795	United Natural Foods Inc (b)	48,861
1,529	United Rentals Inc (b)	169,872
708	United Therapeutics Corp (b)	91,084
15,134	UnitedHealth Group Inc	1,305,308

Shares		Fair Value

Consumer, Non-cyclical — (continued)
401	Universal Corp	$17,800
1,385	Universal Health Services Inc Class B	144,733
1,550	Varian Medical Systems Inc (b)	124,186
1,380	VCA Antech Inc (b)	54,275
175	Vectrus Inc (b)	3,406
3,691	Vertex Pharmaceuticals Inc (b)	414,536
713	WellCare Health Plans Inc (b)	43,022
4,299	WellPoint Inc	514,246
8,678	Western Union Co	139,195
654	WEX Inc (b)	72,149
2,652	WhiteWave Foods Co Class A (b)	96,347
5,669	Whole Foods Market Inc	216,046
2,589	Zimmer Holdings Inc	260,324
7,949	Zoetis Inc	293,716

		64,958,871

Diversified — 0.04%
4,934	Leucadia National Corp	117,627

Energy — 9.27%
7,789	Anadarko Petroleum Corp	790,116
6,017	Apache Corp	564,816
1,016	Atwood Oceanics Inc (b)	44,389
6,698	Baker Hughes Inc	435,772
6,347	Cabot Oil & Gas Corp	207,483
3,239	Cameron International Corp (b)	215,005
306	CARBO Ceramics Inc (a)	18,124
8,049	Chesapeake Energy Corp	185,047
29,460	Chevron Corp (c)	3,515,167
1,379	Cimarex Energy Co	174,485
18,971	ConocoPhillips	1,451,661
3,501	CONSOL Energy Inc	132,548
5,236	Denbury Resources Inc	78,697
6,026	Devon Energy Corp	410,853
1,038	Diamond Offshore Drilling Inc (a)	35,572
1,149	Dresser-Rand Group Inc (b)	94,517
592	Dril-Quip Inc (b)	52,925
1,130	Energen Corp	81,631
3,700	Ensco PLC Class A	152,847
8,430	EOG Resources Inc	834,739
2,429	EQT Corp	222,351
66,150	Exxon Mobil Corp (c)	6,221,408
3,628	FMC Technologies Inc (b)	197,037
1,395	Gulfport Energy Corp (b)	74,493
13,148	Halliburton Co	848,177
1,664	Helix Energy Solutions Group Inc (b)	36,708
1,702	Helmerich & Payne Inc	166,575
4,105	Hess Corp	387,184
3,148	HollyFrontier Corp	137,505
10,220	Kinder Morgan Inc (a)	391,835
10,377	Marathon Oil Corp	390,071
4,482	Marathon Petroleum Corp	379,491
2,675	Murphy Oil Corp	152,234
624	Murphy USA Inc (b)	33,109
4,296	Nabors Industries Ltd	97,777
6,691	National Oilwell Varco Inc	509,185

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Energy — (continued)
2,043	Newfield Exploration Co (b)	$75,734
3,890	Noble Corp PLC	86,436
5,589	Noble Energy Inc	382,064
1,714	Now Inc (a)(b)	52,123
12,132	Occidental Petroleum Corp	1,166,492
1,608	Oceaneering International Inc	104,793
818	Oil States International Inc (b)	50,634
3,332	ONEOK Inc	218,413
2,327	Patterson-UTI Energy Inc	75,697
4,147	Peabody Energy Corp	51,340
8,676	Phillips 66	705,446
2,251	Pioneer Natural Resources Co	443,379
2,661	QEP Resources Inc	81,906
2,632	Range Resources Corp	178,476
886	Rosetta Resources Inc (b)	39,480
1,950	Rowan Cos PLC Class A	49,354
20,138	Schlumberger Ltd	2,047,833
1,023	SM Energy Co	79,794
5,455	Southwestern Energy Co (b)	190,652
10,544	Spectra Energy Corp	413,957
2,407	Superior Energy Services Inc	79,118
2,059	Tesoro Corp	125,558
5,433	Transocean Ltd (a)	173,693
643	Unit Corp (b)	37,712
8,199	Valero Energy Corp	379,368
10,495	Williams Cos Inc	580,898
3,040	WPX Energy Inc (b)	73,142

		27,665,026

Financial — 16.88%
5,200	Ace Ltd	545,324
842	Affiliated Managers Group Inc (b)	168,703
7,069	Aflac Inc	411,769
588	Alexander & Baldwin Inc	21,150
1,098	Alexandria Real Estate Equities Inc REIT	80,978
259	Alleghany Corp (b)	108,301
6,747	Allstate Corp	414,063
1,538	American Campus Communities Inc REIT	56,060
13,962	American Express Co	1,222,233
1,089	American Financial Group Inc	63,042
22,138	American International Group Inc	1,195,895
6,171	American Tower Corp REIT	577,791
2,909	Ameriprise Financial Inc	358,912
4,510	Aon PLC	395,392
2,199	Apartment Investment & Management Co REIT Class A	69,972
2,470	Arthur J Gallagher & Co	112,039
950	Aspen Insurance Holdings Ltd	40,632
2,340	Associated Banc-Corp	40,763
1,182	Assurant Inc	76,003
1,723	Astoria Financial Corp	21,348
2,010	AvalonBay Communities Inc REIT	283,350
1,535	BancorpSouth Inc	30,915
162,665	Bank of America Corp (c)	2,773,438
614	Bank of Hawaii Corp	34,881
17,562	Bank of New York Mellon Corp	680,176
11,027	BB&T Corp	410,315

Shares		Fair Value

Financial — (continued)
28,203	Berkshire Hathaway Inc Class B (b)(c)	$3,895,962
2,811	BioMed Realty Trust Inc REIT	56,782
1,926	BlackRock Inc Class A	632,344
2,339	Boston Properties Inc REIT	270,763
1,676	Brown & Brown Inc	53,883
1,325	Camden Property Trust REIT	90,802
8,718	Capital One Financial Corp	711,563
1,089	Cathay General Bancorp	27,040
1,382	CBOE Holdings Inc	73,972
4,305	CBRE Group Inc Class A (b)	128,031
17,812	Charles Schwab Corp	523,495
3,737	Chubb Corp	340,366
2,308	Cincinnati Financial Corp	108,591
46,985	Citigroup Inc	2,434,763
707	City National Corp	53,499
4,839	CME Group Inc	386,902
2,868	Comerica Inc	142,998
1,175	Commerce Bancshares Inc	52,458
1,425	Corporate Office Properties Trust REIT	36,651
1,775	Corrections Corp of America REIT	60,989
5,122	Crown Castle International Corp REIT	412,475
851	Cullen/Frost Bankers Inc	65,110
7,161	Discover Financial Services	461,097
5,025	Duke Realty Corp REIT	86,330
4,496	E*TRADE Financial Corp (b)	101,565
2,146	East West Bancorp Inc	72,964
1,857	Eaton Vance Corp	70,065
1,040	Equity One Inc REIT	22,495
5,510	Equity Residential REIT	339,306
957	Essex Property Trust Inc REIT	171,064
693	Everest Re Group Ltd	112,273
1,621	Extra Space Storage Inc REIT	83,595
1,092	Federal Realty Investment Trust REIT	129,358
1,577	Federated Investors Inc Class B	46,301
12,985	Fifth Third Bancorp	259,960
1,654	First American Financial Corp	44,856
4,081	First Horizon National Corp	50,115
5,644	First Niagara Financial Group Inc	47,015
2,513	FirstMerit Corp	44,229
6,154	Franklin Resources Inc	336,070
3,429	Fulton Financial Corp	37,993
9,358	General Growth Properties Inc REIT	220,381
7,656	Genworth Financial Inc Class A (b)	100,294
6,357	Goldman Sachs Group Inc	1,166,954
1,245	Hancock Holding Co	39,902
646	Hanover Insurance Group Inc	39,677
7,098	Hartford Financial Services Group Inc	264,400
1,511	HCC Insurance Holdings Inc	72,966
7,006	HCP Inc REIT	278,208
4,960	Health Care Inc REIT	309,355
1,268	Highwoods Properties Inc REIT	49,325
838	Home Properties Inc REIT	48,805
2,425	Hospitality Properties Trust REIT	65,111
11,552	Host Hotels & Resorts Inc REIT	246,404

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
7,616	Hudson City Bancorp Inc	$74,028
12,368	Huntington Bancshares Inc	120,341
1,786	Intercontinental Exchange Inc	348,359
996	International Bancshares Corp	24,566
6,888	Invesco Ltd	271,938
2,588	Iron Mountain Inc REIT	84,498
2,045	Janus Capital Group Inc (a)	29,734
718	Jones Lang LaSalle Inc	90,712
58,338	JPMorgan Chase & Co (c)	3,514,281
766	Kemper Corp	26,159
14,096	KeyCorp	187,900
1,246	Kilroy Realty Corp REIT	74,062
6,239	Kimco Realty Corp REIT	136,696
1,657	LaSalle Hotel Properties REIT	56,736
1,720	Legg Mason Inc	87,995
2,249	Liberty Property Trust REIT	74,802
4,100	Lincoln National Corp	219,678
4,641	Loews Corp	193,344
2,033	M&T Bank Corp	250,649
2,137	Macerich Co REIT	136,405
1,461	Mack-Cali Realty Corp REIT	27,920
8,440	Marsh & McLennan Cos Inc	441,750
627	Mercury General Corp	30,604
17,365	MetLife Inc	932,848
1,190	Mid-America Apartment Communities Inc REIT	78,124
23,490	Morgan Stanley	812,049
1,734	NASDAQ OMX Group Inc	73,556
1,823	National Retail Properties Inc REIT	63,021
6,350	Navient Corp	112,459
7,208	New York Community Bancorp Inc (a)	114,391
3,541	Northern Trust Corp	240,894
3,636	Old Republic International Corp	51,922
2,068	Omega Healthcare Investors Inc REIT (a)	70,705
1,562	PacWest Bancorp	64,401
5,162	People’s United Financial Inc	74,694
2,666	Plum Creek Timber Co Inc REIT	104,001
8,343	PNC Financial Services Group Inc	713,994
704	Potlatch Corp REIT	28,308
928	Primerica Inc	44,748
4,274	Principal Financial Group Inc	224,257
8,520	Progressive Corp	215,386
7,839	Prologis Inc REIT	295,530
974	Prosperity Bancshares Inc	55,684
1,181	Protective Life Corp	81,973
7,114	Prudential Financial Inc	625,605
2,273	Public Storage REIT	376,954
2,027	Raymond James Financial Inc	108,607
2,019	Rayonier Inc REIT	62,872
3,333	Realty Income Corp REIT (a)	135,953
1,409	Regency Centers Corp REIT	75,846
21,285	Regions Financial Corp	213,701
1,021	Reinsurance Group of America Inc	81,813
642	RenaissanceRe Holdings Ltd	64,194
3,092	Senior Housing Properties Trust REIT	64,685

Shares		Fair Value

Financial — (continued)
732	Signature Bank (b)	$82,028
4,855	Simon Property Group Inc REIT	798,259
1,537	SL Green Realty Corp REIT	155,729
7,098	SLM Corp	60,759
596	StanCorp Financial Group Inc	37,655
6,619	State Street Corp	487,225
8,268	SunTrust Banks Inc	314,432
781	SVB Financial Group (b)	87,542
1,929	Synovus Financial Corp	45,602
4,114	T Rowe Price Group Inc	322,538
942	Taubman Centers Inc REIT (a)	68,766
2,477	TCF Financial Corp	38,468
2,025	Torchmark Corp	106,049
5,266	Travelers Cos Inc Class A	494,688
915	Trustmark Corp	21,077
3,824	UDR Inc REIT	104,204
2,795	Umpqua Holdings Corp	46,034
4,098	Unum Group	140,889
28,027	US Bancorp	1,172,369
2,864	Valley National Bancorp (a)	27,752
4,547	Ventas Inc REIT	281,687
7,641	Visa Inc Class A	1,630,360
2,663	Vornado Realty Trust REIT	266,193
1,399	Waddell & Reed Financial Inc Class A	72,314
1,323	Washington Federal Inc	26,936
2,520	Washington Prime Group Inc REIT	44,050
1,588	Webster Financial Corp	46,274
1,582	Weingarten Realty Investors REIT	49,833
73,694	Wells Fargo & Co (c)	3,822,508
8,373	Weyerhaeuser Co REIT	266,764
1,513	WR Berkley Corp	72,321
4,361	XL Group PLC	144,654
2,955	Zions Bancorporation	85,872

		50,359,480

Industrial — 10.88%
9,985	3M Co	1,414,675
668	Acuity Brands Inc	78,630
1,475	AECOM Technology Corp (b)	49,781
1,326	AGCO Corp	60,280
5,149	Agilent Technologies Inc	293,390
1,356	Allegion PLC	64,600
453	Alliant Techsystems Inc	57,821
3,888	AMETEK Inc	195,217
2,467	Amphenol Corp Class A	246,355
1,131	AO Smith Corp	53,474
988	AptarGroup Inc	59,972
2,160	Avnet Inc	89,640
1,560	B/E Aerospace Inc (b)	130,946
2,211	Ball Corp	139,890
694	Belden Inc	44,430
1,658	Bemis Co Inc	63,037
10,363	Boeing Co	1,320,039
981	Carlisle Cos Inc	78,853
9,634	Caterpillar Inc	954,055
2,337	CH Robinson Worldwide Inc	154,990
878	CLARCOR Inc	55,384

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Industrial — (continued)
770	Clean Harbors Inc (b)	$41,518
1,133	Cognex Corp (b)	45,626
974	Con-way Inc	46,265
761	Crane Co	48,103
15,432	CSX Corp	494,750
2,660	Cummins Inc	351,067
9,406	Danaher Corp	714,668
5,565	Deere & Co	456,274
1,941	Donaldson Co Inc	78,863
2,570	Dover Corp	206,448
750	Eagle Materials Inc	76,372
7,435	Eaton Corp PLC	471,156
10,810	Emerson Electric Co	676,490
926	Energizer Holdings Inc	114,092
449	Esterline Technologies Corp (b)	49,960
3,139	Exelis Inc	51,919
3,193	Expeditors International of Washington Inc	129,572
4,126	FedEx Corp	666,143
702	FEI Co	52,945
2,174	FLIR Systems Inc	68,133
2,195	Flowserve Corp	154,791
2,397	Fluor Corp	160,096
2,473	Fortune Brands Home & Security Inc	101,665
1,968	Garmin Ltd (a)	102,316
671	GATX Corp	39,166
4,930	General Dynamics Corp	626,554
155,196	General Electric Co (c)	3,976,121
812	Genesee & Wyoming Inc Class A (b)	77,392
2,459	Gentex Corp	65,827
909	Graco Inc	66,339
518	Granite Construction Inc	16,478
480	Greif Inc Class A	21,029
1,406	Harsco Corp	30,102
12,091	Honeywell International Inc	1,125,914
877	Hubbell Inc Class B	105,705
744	Huntington Ingalls Industries Inc Class A	77,532
1,227	IDEX Corp	88,798
5,672	Illinois Tool Works Inc	478,830
4,050	Ingersoll-Rand PLC Class A	228,258
686	Itron Inc (b)	26,967
1,518	ITT Corp	68,219
2,701	Jabil Circuit Inc	54,479
2,048	Jacobs Engineering Group Inc (b)	99,983
1,349	JB Hunt Transport Services Inc	99,893
1,550	Joy Global Inc	84,537
1,745	Kansas City Southern	211,494
2,215	KBR Inc	41,708
1,354	Kennametal Inc	55,934
883	Kirby Corp (b)	104,062
1,450	Knowles Corp (b)	38,425
1,368	L-3 Communications Holdings Inc	162,683
627	Landstar System Inc	45,263
2,074	Leggett & Platt Inc	72,424
674	Lennox International Inc	51,810
1,189	Lincoln Electric Holdings Inc	82,202
4,161	Lockheed Martin Corp	760,548

Shares		Fair Value

Industrial — (continued)
2,560	Louisiana-Pacific Corp (b)	$34,790
968	Martin Marietta Materials Inc	124,814
5,305	Masco Corp	126,896
456	Mettler-Toledo International Inc (b)	116,795
407	MSA Safety Inc	20,106
1,550	National Instruments Corp	47,941
863	Nordson Corp	65,648
4,824	Norfolk Southern Corp	538,358
3,230	Northrop Grumman Corp	425,585
1,055	Old Dominion Freight Line Inc (b)	74,525
2,552	Owens-Illinois Inc (b)	66,480
1,470	Packaging Corp of America	93,815
1,738	Pall Corp	145,471
2,300	Parker Hannifin Corp	262,545
3,002	Pentair PLC	196,601
1,741	PerkinElmer Inc	75,908
2,227	Precision Castparts Corp	527,532
4,807	Raytheon Co	488,487
667	Regal-Beloit Corp	42,855
3,940	Republic Services Inc	153,739
2,130	Rock-Tenn Co Class A	101,345
2,174	Rockwell Automation Inc	238,879
2,148	Rockwell Collins Inc	168,618
1,520	Roper Industries Inc	222,361
885	Ryder System Inc	79,623
3,153	Sealed Air Corp	109,977
652	Silgan Holdings Inc	30,644
935	Snap-on Inc	113,210
1,541	Sonoco Products Co	60,546
707	SPX Corp	66,408
2,470	Stanley Black & Decker Inc	219,311
1,353	Stericycle Inc (b)	157,706
6,400	TE Connectivity Ltd	353,856
602	Tech Data Corp (b)	35,434
1,672	Terex Corp	53,119
4,254	Textron Inc	153,101
6,231	Thermo Fisher Scientific Inc	758,313
667	Tidewater Inc	26,033
1,260	Timken Co	53,411
630	Timken Steel Corp	29,289
4,029	Trimble Navigation Ltd (b)	122,884
2,518	Trinity Industries Inc	117,641
756	Triumph Group Inc	49,178
6,900	Tyco International Ltd	307,533
13,996	Union Pacific Corp	1,517,446
10,879	United Parcel Service Inc Class B	1,069,297
13,151	United Technologies Corp	1,388,746
966	URS Corp	55,651
422	Valmont Industries Inc (a)	56,940
2,302	Vishay Intertechnology Inc	32,896
1,946	Vulcan Materials Co	117,208
1,440	Wabtec Corp	116,698
1,901	Waste Connections Inc	92,237
6,777	Waste Management Inc	322,111
1,317	Waters Corp (b)	130,541
869	Werner Enterprises Inc	21,899
1,008	Woodward Inc	48,001
848	Worthington Industries Inc	31,563
3,015	Xylem Inc	107,002

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Industrial — (continued)
765	Zebra Technologies Corp Class A (b)	$54,292

		32,469,206

Technology — 13.13%
1,655	3D Systems Corp (a)(b)	76,742
9,892	Accenture PLC Class A	804,417
2,061	ACI Worldwide Inc (b)	38,664
1,348	Acxiom Corp (b)	22,309
7,213	Adobe Systems Inc (b)	499,067
10,719	Advanced Micro Devices Inc (a)(b)	36,552
467	Advent Software Inc	14,739
2,770	Akamai Technologies Inc (b)	165,646
2,381	Allscripts Healthcare Solutions Inc (b)	31,941
4,706	Altera Corp	168,381
4,792	Analog Devices Inc	237,156
1,519	ANSYS Inc (b)	114,943
92,879	Apple Inc (c)	9,357,559
19,047	Applied Materials Inc	411,606
6,736	Atmel Corp (b)	54,427
3,595	Autodesk Inc (b)	198,085
3,911	Avago Technologies Ltd	340,257
8,358	Broadcom Corp Class A	337,830
1,851	Broadridge Financial Solutions Inc ADR	77,057
4,802	CA Inc	134,168
4,516	Cadence Design Systems Inc (b)	77,720
4,625	Cerner Corp (b)	275,511
2,541	Citrix Systems Inc (b)	181,275
9,341	Cognizant Technology Solutions Corp Class A (b)	418,197
678	CommVault Systems Inc (b)	34,171
2,299	Computer Sciences Corp	140,584
3,937	Compuware Corp	41,772
695	Concur Technologies Inc (b)	88,140
1,905	Cree Inc (a)(b)	78,010
2,082	Cypress Semiconductor Corp (a)	20,560
1,134	Diebold Inc	40,053
474	DST Systems Inc	39,778
545	Dun & Bradstreet Corp	64,021
4,737	Electronic Arts Inc (b)	168,685
31,584	EMC Corp	924,148
404	Fair Isaac Corp	22,260
2,259	Fairchild Semiconductor International Inc (b)	35,082
4,534	Fidelity National Information Services Inc	255,264
1,078	First Solar Inc (b)	70,943
3,904	Fiserv Inc (b)	252,335
28,887	Hewlett-Packard Co	1,024,622
1,636	Informatica Corp (b)	56,017
1,976	Integrated Device Technology Inc (b)	31,517
77,005	Intel Corp (c)	2,681,314
14,406	International Business Machines Corp (c)	2,734,691
1,139	International Rectifier Corp (b)	44,694
1,672	Intersil Corp Class A	23,759

Shares		Fair Value

Technology — (continued)
4,449	Intuit Inc	$389,955
1,337	Jack Henry & Associates Inc	74,417
2,552	KLA-Tencor Corp	201,047
2,561	Lam Research Corp	191,307
857	Lexmark International Inc Class A	36,423
3,731	Linear Technology Corp	165,619
1,774	Mentor Graphics Corp	36,358
3,142	Microchip Technology Inc	148,397
16,463	Micron Technology Inc (b)	564,022
127,576	Microsoft Corp (c)	5,914,423
1,889	MSCI Inc Class A (b)	88,821
2,705	NCR Corp (b)	90,374
4,972	NetApp Inc	213,597
8,033	NVIDIA Corp	148,209
50,587	Oracle Corp	1,936,470
4,922	Paychex Inc	217,552
3,321	Pitney Bowes Inc	82,992
1,706	PTC Inc (b)	62,951
26,097	QUALCOMM Inc	1,951,273
2,990	Red Hat Inc (b)	167,889
2,266	Riverbed Technology Inc (b)	42,023
1,495	Rovi Corp (b)	29,519
8,866	salesforce.com inc (b)	510,061
3,515	SanDisk Corp	344,294
713	Science Applications International Corp	31,536
4,995	Seagate Technology PLC	286,064
901	Semtech Corp (b)	24,462
576	Silicon Laboratories Inc (b)	23,409
3,026	Skyworks Solutions Inc	175,659
1,133	SolarWinds Inc (b)	47,643
1,132	Solera Holdings Inc	63,800
3,757	SunEdison Inc (b)	70,932
2,478	Synopsys Inc (b)	98,364
2,350	Teradata Corp (b)	98,512
2,873	Teradyne Inc	55,707
16,573	Texas Instruments Inc	790,366
445	Ultimate Software Group Inc (b)	62,972
1,714	VeriFone Systems Inc (b)	58,927
3,359	Western Digital Corp	326,898
16,839	Xerox Corp	222,780
4,311	Xilinx Inc	182,571

		39,175,264

Utilities — 3.10%
10,388	AES Corp	147,302
1,846	AGL Resources Inc	94,774
1,780	Alliant Energy Corp	98,630
3,842	Ameren Corp	147,264
7,670	American Electric Power Co Inc	400,451
2,785	Aqua America Inc	65,531
1,451	Atmos Energy Corp	69,213
660	Black Hills Corp	31,601
6,775	CenterPoint Energy Inc	165,784
854	Cleco Corp	41,120
4,405	CMS Energy Corp	130,652
4,468	Consolidated Edison Inc	253,157
8,954	Dominion Resources Inc	618,632

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Utilities — (continued)
2,691	DTE Energy Co	$204,731
10,902	Duke Energy Corp	815,142
4,979	Edison International	278,426
2,833	Entergy Corp	219,076
13,504	Exelon Corp	460,351
6,387	FirstEnergy Corp	214,412
2,302	Great Plains Energy Inc	55,639
1,536	Hawaiian Electric Industries Inc (a)	40,781
885	IDACORP Inc	47,445
1,244	Integrys Energy Group Inc	80,636
3,098	MDU Resources Group Inc	86,155
1,379	National Fuel Gas Co	96,516
6,808	NextEra Energy Inc	639,135
4,969	NiSource Inc	203,630
4,876	Northeast Utilities	216,007
5,146	NRG Energy Inc	156,850
3,080	OGE Energy Corp	114,299
884	ONE Gas Inc	30,277
3,858	Pepco Holdings Inc	103,240
7,114	PG&E Corp	320,414
1,814	Pinnacle West Capital Corp	99,117
1,378	PNM Resources Inc	34,326
10,059	PPL Corp	330,337
7,820	Public Service Enterprise Group Inc	291,217
2,800	Questar Corp	62,412
2,268	SCANA Corp	112,515
3,494	Sempra Energy	368,198
13,899	Southern Co	606,691
3,107	TECO Energy Inc	54,000
2,778	UGI Corp	94,702
1,172	Vectren Corp	46,763
2,035	Westar Energy Inc	69,434
909	WGL Holdings Inc	38,287
3,570	Wisconsin Energy Corp	153,510
7,769	Xcel Energy Inc	236,178

		9,244,960

TOTAL COMMON STOCK — 99.02% (Cost $165,646,292)		$295,434,486

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.07%
$195,000	U.S. Treasury Bills(d)
	0.01%, 12/11/2014	194,996

Principal Amount		Fair Value

Repurchase Agreements — 0.75%
$534,879	Undivided interest of 0.58% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $534,879 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (e)	$534,879

112,600	Undivided interest of 1.01% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $112,600 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (e)(f)	112,600

534,879	Undivided interest of 1.38% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $534,879 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (e)(f)	534,879

534,879	Undivided interest of 1.66% in a repurchase agreement (principal amount/value $32,212,458 with a maturity value of $32,212,459) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $534,879 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 10/15/16 - 9/1/44, with a value of $32,856,713. (e)(f)	534,879

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$534,879	Undivided interest of 2.06% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $534,879 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (e)	$	534,879

			2,252,116

TOTAL SHORT TERM INVESTMENTS — 0.82% (Cost $2,447,112)		$	2,447,112

TOTAL INVESTMENTS — 99.84% (Cost $168,093,404)		$	297,881,598

OTHER ASSETS & LIABILITIES, NET — 0.16%		$	465,359

TOTAL NET ASSETS — 100.00%		$	298,346,957

(a)	All or a portion of the security is on loan at September 30, 2014.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
(f)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P 500® Emini Long Futures	28	USD	$2,751,700	December 2014	$ (23,806)

S&P Mid 400® Emini Long Futures	2	USD	273,080	December 2014	(11,840)

			Net Depreciation		$ (35,646)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  September 30, 2014

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

		Level 1		Level 2	Level 3		Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$	288,932,368	$	—	$—	$	288,932,368
Foreign Common Stock		6,502,118		—	—		6,502,118
Short Term Investments		—		2,447,112	—		2,447,112

Total Assets	$	295,434,486	$	2,447,112	$0	$	297,881,598

Liabilities

Other Financial Investments:
Futures Contracts (a)		35,646		—	—		35,646

Total Liabilities	$	35,646	$	0	$0	$	35,646

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent

  September 30, 2014

receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2.   RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

  September 30, 2014

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 42 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $177,497,920. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $140,238,836 and gross depreciation of investments in which there was an excess of tax cost over value of $19,855,158 resulting in net appreciation of $120,383,678.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $2,194,410 and received collateral of $2,252,116 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

COMMON STOCK
Basic Materials — 4.18%
79,000	EI du Pont de Nemours & Co	$	5,669,040
224,283	International Paper Co		10,707,270
119,000	MeadWestvaco Corp		4,871,860
166,600	Newmont Mining Corp		3,840,130
158,400	Nucor Corp		8,597,952
120,100	Potash Corp of Saskatchewan Inc		4,150,656

			37,836,908

Communications — 9.79%
376,770	AT&T Inc		13,277,375
237,400	Cablevision Systems Corp Class A		4,156,874
136,271	CenturyLink Inc		5,572,121
333,900	Cisco Systems Inc		8,404,263
88,300	Comcast Corp Class A		4,748,774
376,300	Corning Inc		7,277,642
129,300	Harris Corp		8,585,520
217,000	New York Times Co Class A		2,434,740
56,500	News Corp Class A (a)		923,775
138,035	Pearson PLC		2,772,560
230,738	Telefonica SA (b)		3,563,583
142,333	Time Warner Inc		10,704,865
186,792	Verizon Communications Inc		9,337,732
560,110	Vodafone Group PLC (b)		1,845,226
57,100	Walt Disney Co		5,083,613

			88,688,663

Consumer, Cyclical — 7.71%
199,700	Carnival Corp		8,021,949
64,100	Coach Inc		2,282,601
308,900	Ford Motor Co		4,568,631
149,231	General Motors Co		4,766,438
60,050	Genuine Parts Co		5,266,986
126,500	Johnson Controls Inc		5,566,000
168,900	Kohl’s Corp		10,307,967
117,700	Macy’s Inc		6,847,786
25,150	Madison Square Garden Co Class A (a)		1,662,918
274,300	Mattel Inc		8,407,295
448,500	Staples Inc		5,426,850
6,300	Tiffany & Co		606,753
110,000	United Continental Holdings Inc (a)		5,146,900
6,400	Whirlpool Corp		932,160

			69,811,234

Consumer, Non-cyclical — 11.48%
194,500	Archer-Daniels-Midland Co		9,938,950
327,200	Avon Products Inc		4,122,720
190,500	Bristol-Myers Squibb Co		9,749,790
162,200	Campbell Soup Co		6,930,806
84,600	Clorox Co		8,124,984
29,600	ConAgra Foods Inc		977,984
188,625	GlaxoSmithKline PLC (b)		4,307,425
142,300	Johnson & Johnson		15,167,757
52,300	McCormick & Co Inc		3,498,870

Shares			Fair Value

Consumer, Non-cyclical — (continued)
203,500	Merck & Co Inc	$	12,063,480
75,600	PepsiCo Inc		7,037,604
401,388	Pfizer Inc		11,869,043
15,800	Procter & Gamble Co		1,323,092
94,800	Quest Diagnostics Inc		5,752,464
195,100	Western Union Co		3,129,404

			103,994,373

Energy — 13.70%
65,900	Anadarko Petroleum Corp		6,684,896
189,700	Apache Corp		17,807,139
109,122	BP PLC Sponsored ADR		4,795,912
153,544	Chevron Corp		18,320,870
52,600	ConocoPhillips		4,024,952
186,100	CONSOL Energy Inc		7,045,746
114,700	Diamond Offshore Drilling Inc (c)		3,930,769
170,896	Exxon Mobil Corp		16,072,769
125,000	Hess Corp		11,790,000
155,300	Murphy Oil Corp		8,838,123
178,700	Royal Dutch Shell PLC ADR		13,604,431
73,700	Schlumberger Ltd		7,494,553
424,700	Talisman Energy Inc Class A		3,673,655

			124,083,815

Financial — 18.46%
102,400	American Express Co		8,964,096
896,937	Bank of America Corp		15,292,776
6,500	Bank of New York Mellon Corp		251,745
45,000	Chubb Corp		4,098,600
68,100	Digital Realty Trust Inc REIT		4,248,078
392,605	JPMorgan Chase & Co		23,650,525
115,400	Legg Mason Inc		5,903,864
87,200	Loews Corp		3,632,752
230,900	Marsh & McLennan Cos Inc		12,085,306
101,000	MetLife Inc		5,425,720
135,800	Northern Trust Corp		9,238,474
44,100	Och-Ziff Capital Management Group LLC Class A		472,311
152,200	PNC Financial Services Group Inc		13,025,276
322,800	Regions Financial Corp		3,240,912
104,300	Sun Life Financial Inc		3,782,961
233,900	SunTrust Banks Inc		8,895,217
376,100	US Bancorp		15,732,263
378,400	Wells Fargo & Co		19,627,608
230,613	Weyerhaeuser Co REIT		7,347,330
57,600	Willis Group Holdings PLC		2,384,640

			167,300,454

Industrial — 13.53%
76,100	Boeing Co		9,693,618
76,400	Deere & Co		6,264,036
68,804	Eaton Corp PLC		4,360,109
160,800	Emerson Electric Co		10,062,864
968,700	General Electric Co		24,818,094
109,900	Honeywell International Inc		10,233,888
153,200	Illinois Tool Works Inc		12,933,144

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

Industrial — (continued)
102,700	Joy Global Inc	$	5,601,258
228,300	Masco Corp		5,460,936
85,300	Stanley Black & Decker Inc		7,573,787
99,000	United Parcel Service Inc Class B		9,730,710
125,900	USG Corp (a)		3,460,991
110,600	Vulcan Materials Co		6,661,438
162,100	Xylem Inc		5,752,929

			122,607,802

Technology — 6.24%
125,700	Analog Devices Inc		6,220,893
72,200	Apple Inc		7,274,150
398,200	Applied Materials Inc		8,605,102
80,700	CA Inc		2,254,758
74,600	Computer Sciences Corp		4,561,790
20,800	International Business Machines Corp		3,948,464
194,900	Microsoft Corp		9,035,564
106,800	QUALCOMM Inc		7,985,436
139,600	Texas Instruments Inc		6,657,524

			56,543,681

Utilities — 5.90%
242,100	AES Corp		3,432,978
143,763	Duke Energy Corp		10,749,159
121,500	Entergy Corp		9,395,595
211,500	Exelon Corp		7,210,035
158,510	FirstEnergy Corp		5,321,181
290,600	NiSource Inc		11,908,788
180,200	Xcel Energy Inc		5,478,080

			53,495,816

TOTAL COMMON STOCK — 90.99% (Cost $610,376,157)		$	824,362,746

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.38%
$12,500,000	International Bank for Reconstruction & Development 0.01%, 10/01/2014		12,500,000

U.S. Government Agency Bonds and Notes — 7.38%
	Federal Home Loan Bank
24,999,999	0.00%, 10/03/2014(d)		24,999,999
30,000,000	0.00%, 10/22/2014(d)		29,999,965
4,500,000	Federal Home Loan Mortgage Corp 0.00%, 10/02/2014		4,500,000

Principal Amount			Fair Value

U.S. Government Agency Bonds and Notes — (continued)
$7,385,000	Federal National Mortgage Association(d) 0.00%, 10/01/2014	$	7,385,000

			66,884,964

Repurchase Agreements — 0.45%
970,886	Undivided interest of 1.06% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $970,886 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (e)		970,886

970,886	Undivided interest of 1.29% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $970,886 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (e)		970,886

970,886	Undivided interest of 1.63% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $970,886 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (e)		970,886

204,364	Undivided interest of 1.83% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $204,364 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (e)(f)		204,364

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount				Fair Value

Repurchase Agreements — (continued)
$970,886	Undivided interest of 3.73% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $970,886 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (e)		$	970,886

				4,087,908

TOTAL SHORT TERM INVESTMENTS — 9.21% (Cost $83,472,872)			$	83,472,872

TOTAL INVESTMENTS — 100.20% (Cost $693,849,029)		$		907,835,618

OTHER ASSETS & LIABILITIES, NET — (0.20)%		$		(1,782,411)

TOTAL NET ASSETS — 100.00%		$		906,053,207

(a)	Non-income producing security.
(b)	Security is fair valued under procedures adopted by the Board of Directors.
(c)	All or a portion of the security is on loan at September 30, 2014.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	Collateral received for securities on loan.
(f)	The rate of the repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$775,121,589	$—	$—	$775,121,589
Foreign Common Stock	39,524,924	9,716,233	—	49,241,157
Short Term Investments	—	83,472,872	—	83,472,872

Total Assets	$814,646,513	$93,189,105	$0	$907,835,618

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2014

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

  September 30, 2014

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $699,039,041. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $245,502,588 and gross depreciation of investments in which there was an excess of tax cost over value of $36,706,011 resulting in net appreciation of $208,796,577.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $3,993,659 and received collateral of $4,087,908 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 1.80%
62,000	Agnico Eagle Mines Ltd	$1,799,860
72,000	Celanese Corp Class A	4,213,440
144,500	Franco-Nevada Corp	6,306,674
49,000	RPM International Inc	2,243,220

		14,563,194

Communications — 7.15%
107,400	Aimia Inc (a)	1,449,006
26,700	Charter Communications Inc Class A (b)	4,041,579
98,929	Coupons.com Inc (a)(b)	1,183,191
194,700	DigitalGlobe Inc (b)	5,548,950
70,000	FactSet Research Systems Inc	8,507,100
491,000	JDS Uniphase Corp (b)	6,284,800
11,000	LinkedIn Corp Class A (b)	2,285,690
169,700	Motorola Solutions Inc	10,738,616
5,300	Netflix Inc (b)	2,391,254
88,000	Rackspace Hosting Inc (a)(b)	2,864,400
44,900	T-Mobile US Inc (b)	1,296,263
18,000	TripAdvisor Inc (b)	1,645,560
175,000	VeriSign Inc (a)(b)	9,646,000

		57,882,409

Consumer, Cyclical — 13.27%
18,000	AutoZone Inc (b)	9,173,880
264,800	CarMax Inc (a)(b)	12,299,960
7,000	Chipotle Mexican Grill Inc (b)	4,666,130
104,000	Choice Hotels International Inc (a)	5,408,000
79,700	Dollar General Corp (b)	4,870,467
176,800	Fastenal Co	7,938,320
23,000	Five Below Inc (a)(b)	911,030
53,000	Hanesbrands Inc	5,694,320
87,000	Harley-Davidson Inc	5,063,400
35,000	Harman International Industries Inc	3,431,400
79,000	L Brands Inc	5,291,420
105,000	Marriott International Inc Class A	7,339,500
93,900	Michaels Cos Inc (b)	1,641,372
268,600	Norwegian Cruise Line Holdings Ltd (b)	9,674,972
61,900	O’Reilly Automotive Inc (b)	9,307,284
986,600	Rite Aid Corp (b)	4,775,144
12,000	Tesla Motors Inc (a)(b)	2,912,160
43,000	WABCO Holdings Inc (b)	3,910,850
124,300	Wolverine World Wide Inc	3,114,958

		107,424,567

Consumer, Non-cyclical — 27.74%
37,700	Align Technology Inc (b)	1,948,336
185,600	Alkermes PLC (b)	7,956,672
37,000	Alnylam Pharmaceuticals Inc (b)	2,889,700
63,000	Aramark Holdings Corp	1,656,900
281,700	Bruker Corp (b)	5,215,675
228,000	CareFusion Corp (b)	10,317,000
175,800	Catalent Inc (b)	4,400,274

Shares		Fair Value

Consumer, Non-cyclical — (continued)
66,000	Cooper Cos Inc	$10,279,500
200,000	CoreLogic Inc (b)	5,414,000
77,900	Covance Inc (b)	6,130,730
26,000	Cubist Pharmaceuticals Inc (b)	1,724,840
243,000	DENTSPLY International Inc	11,080,800
115,300	Envision Healthcare Holdings Inc (b)	3,998,604
106,000	Equifax Inc	7,922,440
123,000	Gartner Inc Class A (b)	9,036,810
101,000	Global Payments Inc	7,057,880
70,000	Henry Schein Inc (b)	8,152,900
176,000	Hertz Global Holdings Inc (b)	4,468,640
161,000	Hospira Inc (b)	8,376,830
63,000	IDEXX Laboratories Inc (b)	7,423,290
24,800	Illumina Inc (b)	4,065,216
71,000	Incyte Corp Ltd (b)	3,482,550
24,000	Intuitive Surgical Inc (b)	11,083,680
81,000	Manpowergroup Inc	5,678,100
87,000	MEDNAX Inc (b)	4,769,340
22,800	Pharmacyclics Inc (a)(b)	2,677,404
15,700	Puma Biotechnology Inc (b)	3,745,549
87,700	Quanta Services Inc (b)	3,182,633
16,000	Seattle Genetics Inc (b)	594,880
35,000	Sirona Dental Systems Inc (b)	2,683,800
125,000	Sprouts Farmers Market Inc (a)(b)	3,633,750
71,000	Teleflex Inc	7,457,840
20,000	Towers Watson & Co Class A	1,990,000
67,400	TreeHouse Foods Inc (b)	5,425,700
70,000	Universal Health Services Inc Class B	7,315,000
209,000	Vantiv Inc Class A (b)	6,458,100
114,000	Verisk Analytics Inc Class A (b)	6,941,460
45,000	Vertex Pharmaceuticals Inc (b)	5,053,950
261,000	WhiteWave Foods Co Class A (b)	9,482,130
88,000	Whole Foods Market Inc	3,353,680

		224,526,583

Energy — 6.39%
78,500	Athlon Energy Inc (b)	4,571,055
53,100	Concho Resources Inc (b)	6,658,209
132,900	CONSOL Energy Inc	5,031,594
123,600	EQT Corp	11,314,344
28,000	Pioneer Natural Resources Co	5,515,160
132,000	Range Resources Corp	8,950,920
70,000	SM Energy Co	5,460,000
174,000	WPX Energy Inc (b)	4,186,440

		51,687,722

Financial — 7.61%
141,500	CBOE Holdings Inc	7,573,788
343,800	FNF Group	9,537,012
138,000	HCC Insurance Holdings Inc	6,664,020
37,000	Intercontinental Exchange Inc	7,216,850
61,000	Jones Lang LaSalle Inc	7,706,740
106,300	LPL Financial Holdings Inc	4,895,115
265,400	Progressive Corp	6,709,312
247,500	TD Ameritrade Holding Corp	8,259,075

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

Financial — (continued)
73,000	Willis Group Holdings PLC	$3,022,200

		61,584,112

Industrial — 17.84%
53,000	Acuity Brands Inc	6,238,630
194,300	Agilent Technologies Inc	11,071,214
176,700	AMETEK Inc	8,872,107
312,000	Babcock & Wilcox Co	8,639,280
70,000	Ball Corp	4,428,900
18,000	Cognex Corp (b)	724,860
93,800	Colfax Corp (b)	5,343,786
61,000	FEI Co	4,600,620
156,000	IDEX Corp	11,289,720
84,700	JB Hunt Transport Services Inc	6,272,035
56,000	Kansas City Southern	6,787,200
44,000	Martin Marietta Materials Inc	5,673,360
8,000	Mettler-Toledo International Inc (b)	2,049,040
63,600	Mobileye NV (a)(b)	3,408,324
35,000	Nordson Corp	2,662,450
141,300	Pall Corp	11,826,810
183,000	Rexnord Corp (b)	5,206,350
70,000	Roper Industries Inc	10,240,300
194,400	Sensata Technologies Holding NV (b)	8,656,632
351,000	Textron Inc	12,632,490
123,000	Trimble Navigation Ltd (b)	3,751,500
113,200	Xylem Inc	4,017,468

		144,393,076

Technology — 10.85%
61,000	Akamai Technologies Inc (b)	3,647,800
353,200	Altera Corp	12,637,496
526,000	Atmel Corp (b)	4,250,080
8,400	Concur Technologies Inc (b)	1,065,288
16,184	Dropbox Inc (b)(c)(d)	309,114
88,600	Fidelity National Information Services Inc	4,988,180
246,000	Fiserv Inc (b)	15,900,210
12,600	Guidewire Software Inc (a)(b)	558,684
112,000	IHS Inc Class A (b)	14,021,280
51,000	IMS Health Holdings Inc (b)	1,335,690
70,000	Microchip Technology Inc (a)	3,306,100
120,000	MSCI Inc Class A (b)	5,642,400
184,000	Red Hat Inc (b)	10,331,600
36,000	ServiceNow Inc (a)(b)	2,116,080
9,000	Stratasys Ltd (a)(b)	1,087,020
37,000	Veeva Systems Inc Class A (a)(b)	1,042,290
18,000	Workday Inc Class A (b)	1,485,000
96,500	Xilinx Inc	4,086,775

		87,811,087

Utilities — 0.66%
247,900	Calpine Corp (b)	5,379,430

Shares		Fair Value

TOTAL COMMON STOCK — 93.31% (Cost $537,619,093)		$755,252,180

CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.01%
254,930	Living Social Series E, 0.00%(b)(c)(d)	$112,169

Technology — 0.28%
20,098	Dropbox Series A, 0.00%(b)(c)(d)	383,872
98,726	Dropbox Series A-1, 0.00%(b)(c)(d)	1,885,667

		2,269,539

TOTAL CONVERTIBLE PREFERRED STOCK — 0.29% (Cost $2,515,860)		$2,381,708

PREFERRED STOCK
Technology — 0.21%
60,643	Atlassian Inc Class A (b)(c)(d)	970,288
12,149	Atlassian Inc Series 1 (b)(c)(d)	194,384
32,529	Atlassian Inc Series 2 (b)(c)(d)	520,464

		1,685,136

TOTAL PREFERRED STOCK — 0.21% (Cost $1,685,136)		$1,685,136

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.54%
$12,500,000	International Bank for Reconstruction & Development
	0.01%, 10/01/2014	12,500,000

U.S. Government Agency Bonds and Notes — 4.56%
4,465,000	Federal Farm Credit Bank
	0.01%, 10/01/2014	4,465,000
25,500,000	Federal Home Loan Bank(e)
	0.00%, 10/03/2014	25,499,999
5,000,000	Federal Home Loan Mortgage Corp
	0.00%, 10/02/2014	5,000,000
1,900,000	Federal National Mortgage Association
	0.01%, 10/01/2014	1,900,000

		36,864,999

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Repurchase Agreements — 3.30%
$1,335,138	Undivided interest of 11.97% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $1,335,138 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (f)(g)	$1,335,138

6,342,114	Undivided interest of 16.31% in a repurchase agreement (principal amount/value $38,881,519 with a maturity value of $38,881,521) with Scotia Capital (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $6,342,114 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 10.63%, 10/30/14 - 10/1/44, with a value of $39,659,152. (f)(g)	6,342,114

6,342,114	Undivided interest of 19.69% in a repurchase agreement (principal amount/value $32,212,458 with a maturity value of $32,212,459) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $6,342,114 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 10/15/16 - 9/1/44, with a value of $32,856,713. (f)(g)	6,342,114

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$6,342,115	Undivided interest of 24.38% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $6,342,115 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (f)		$6,342,115

6,342,115	Undivided interest of 6.91% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $6,342,115 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (f)		6,342,115

			26,703,596

TOTAL SHORT TERM INVESTMENTS — 9.40% (Cost $76,068,595)			$76,068,595

TOTAL INVESTMENTS — 103.21% (Cost $617,888,684)		$	835,387,619

OTHER ASSETS & LIABILITIES, NET — (3.21)%		$	(25,960,643)

TOTAL NET ASSETS — 100.00%		$	809,426,976

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	All or a portion of the security is on loan at September 30, 2014.
(b)	Non-income producing security.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	The security’s yield to maturity was less than 0.01%.
(f)	Collateral received for securities on loan.
(g)	The rate of the repurchase agreement was less than 0.01%.

At September 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates		Cost	Fair Value	Fair Value as a Percentage of Net Assets

Atlassian Inc Class A	N/A	N/A	04/09/2014	$	970,288	$970,288	0.12%
Atlassian Inc Series 1	N/A	N/A	04/09/2014		194,384	194,384	0.02
Atlassian Inc Series 2	N/A	N/A	04/09/2014 - 05/20/2014		520,464	520,464	0.07
Dropbox Inc	N/A	N/A	05/01/2012		146,451	309,114	0.04
Dropbox Series A	0.00	N/A	05/01/2012		181,869	383,872	0.05
Dropbox Series A-1	0.00	N/A	05/01/2012		893,381	1,885,667	0.23
Living Social Series E	0.00	N/A	04/01/2011		1,440,610	112,169	0.01

				$	4,347,447	$4,375,958	0.54%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$722,343,698	$—	$309,114	$722,652,812
Foreign Common Stock	32,599,368	—	—	32,599,368
Convertible Preferred Stock	—	—	2,381,708	2,381,708
Preferred Stock	—	—	1,685,136	1,685,136
Short Term Investments	—	76,068,595	—	76,068,595

Total Assets	$754,943,066	$76,068,595	$4,375,958	$835,387,619

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

  September 30, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  September 30, 2014

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $618,710,103. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $230,114,290 and gross depreciation of investments in which there was an excess of tax cost over value of $13,436,774 resulting in net appreciation of $216,677,516.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $25,976,785 and received collateral of $26,703,596 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
	Bank Negara Malaysia Monetary Notes(a)
$750,000	MYR, 3.45%, 08/04/2015	$	222,104
5,960,000	MYR, 3.39%, 08/11/2015		1,765,166
3,550,000	MYR, 3.39%, 08/18/2015		1,050,734
2,310,000	MYR, 3.39%, 09/08/2015		682,421
	Brazil Letras do Tesouro Nacional(a)
74,300	BRL, 0.00%, 01/01/2015		295,321
170,000	BRL, 0.00%, 01/01/2016		601,358
335,000	BRL, 0.00%, 07/01/2016		1,115,544
328,000	BRL, 0.00%, 01/01/2017		1,028,971
187,000	BRL, 0.00%, 01/01/2018		520,290
	Brazil Notas do Tesouro Nacional Series B
284,000	BRL, 6.00%, 05/15/2015		2,978,758
898	BRL, 6.00%, 08/15/2016		924,836
460,000	BRL, 6.00%, 08/15/2018		4,658,294
93,000	BRL, 6.00%, 08/15/2022		936,276
100,000	BRL, 6.00%, 05/15/2045		1,010,734
	Brazil Notas do Tesouro Nacional Series F
140,000	BRL, 10.00%, 01/01/2017		561,190
212,000	BRL, 10.00%, 01/01/2019		823,524
65,000	BRL, 10.00%, 01/01/2021		247,063
288,000	BRL, 10.00%, 01/01/2023		1,036,124
	Canadian Government Bond
1,851,000	CAD, 1.00%, 11/01/2014		1,652,620
1,646,000	CAD, 2.00%, 12/01/2014		1,472,133
4,498,000	CAD, 1.00%, 02/01/2015		4,016,090
715,000	CAD, 1.50%, 08/01/2015		641,013
	Financing of Infrastrucural Projects State Enterprise(b)
100,000	8.38%, 11/03/2017		80,520
200,000	7.40%, 04/20/2018		159,640
	Hungary Government Bond
24,500,000	HUF, 8.00%, 02/12/2015		101,753
46,880,000	HUF, 7.75%, 08/24/2015		200,571
39,000,000	HUF, 5.50%, 02/12/2016		166,778
1,466,080,000	HUF, 5.50%, 12/22/2016		6,389,845
51,880,000	HUF, 6.75%, 02/24/2017		231,135
443,280,000	HUF, 6.75%, 11/24/2017		2,016,158
181,800,000	HUF, 4.00%, 04/25/2018		758,080
361,750,000	HUF, 5.50%, 12/20/2018		1,590,934
141,880,000	HUF, 6.50%, 06/24/2019		646,577
26,690,000	HUF, 7.50%, 11/12/2020		128,966
60,440,000	HUF, 7.00%, 06/24/2022		287,181
51,080,000	HUF, 6.00%, 11/24/2023		229,751
39,480,000	HUF, 5.50%, 06/24/2025		171,398
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017		54,160
1,370,000	4.13%, 02/19/2018		1,415,388
910,000	EUR, 5.75%, 06/11/2018		1,299,617
1,195,000	6.25%, 01/29/2020		1,327,944
1,100,000	EUR, 3.88%, 02/24/2020		1,497,455
1,310,000	6.38%, 03/29/2021		1,470,475
2,540,000	5.38%, 02/21/2023		2,679,700

Principal Amount			Fair Value

Foreign Government Bonds and Notes — (continued)
$710,000	Iceland Government International Bond(b)
	5.88%, 05/11/2022	$	799,761
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016		2,039,749
10,000,000,000	IDR, 11.50%, 09/15/2019		931,209
25,793,000,000	IDR, 11.00%, 11/15/2020		2,378,202
1,245,000,000	IDR, 8.25%, 07/15/2021		101,153
3,510,000,000	IDR, 12.90%, 06/15/2022		360,073
2,400,000,000	IDR, 12.00%, 09/15/2026		248,174
42,000,000	Inter-American Development Bank
	MXP, 7.50%, 12/05/2024		3,552,511
	Ireland Government Bond
347,000	EUR, 4.50%, 10/18/2018		511,430
3,445,000	EUR, 5.90%, 10/18/2019		5,514,828
1,609,000	EUR, 4.50%, 04/18/2020		2,449,083
4,305,000	EUR, 5.00%, 10/18/2020		6,793,018
2,803,130	EUR, 5.40%, 03/13/2025		4,716,317
	Korea Monetary Stabilization Bond
886,200,000	KRW, 2.78%, 10/02/2014		839,801
555,700,000	KRW, 2.84%, 12/02/2014		527,177
686,670,000	KRW, 2.74%, 02/02/2015		651,929
2,763,620,000	KRW, 2.47%, 04/02/2015		2,622,618
3,358,900,000	KRW, 2.76%, 06/02/2015		3,194,863
506,600,000	KRW, 2.66%, 06/09/2015		481,618
5,667,770,000	KRW, 2.80%, 08/02/2015		5,398,098
208,000,000	KRW, 2.81%, 10/02/2015		198,317
8,002,700,000	KRW, 2.90%, 12/02/2015		7,644,092
290,870,000	KRW, 2.78%, 02/02/2016		277,683
1,495,400,000	KRW, 2.80%, 04/02/2016		1,429,149
2,398,000,000	KRW, 2.79%, 06/02/2016		2,292,834
3,278,200,000	KRW, 2.46%, 08/02/2016		3,117,821
	Korea Treasury Bond
183,000,000	KRW, 3.25%, 12/10/2014		173,750
66,900,000	KRW, 4.50%, 03/10/2015		64,028
928,500,000	KRW, 3.25%, 06/10/2015		886,091
348,000,000	KRW, 4.00%, 09/10/2015		335,197
9,585,290,000	KRW, 2.75%, 12/10/2015		9,138,633
133,800,000	KRW, 4.00%, 03/10/2016		129,934
2,701,800,000	KRW, 2.75%, 06/10/2016		2,581,344
2,635,600,000	KRW, 3.00%, 12/10/2016		2,535,522
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020		976,050
730,000	6.13%, 03/09/2021(b)		842,237
	Malaysia Government Bond
9,040,000	MYR, 3.74%, 02/27/2015		2,759,783
4,790,000	MYR, 3.84%, 08/12/2015		1,466,111
17,796,000	MYR, 4.72%, 09/30/2015		5,501,929
1,810,000	MYR, 3.20%, 10/15/2015		550,716
4,400,000	MYR, 3.17%, 07/15/2016		1,337,680
	Mexican Bonos
61,930,000	MXP, 9.50%, 12/18/2014		4,670,962
10,709,000	MXP, 6.00%, 06/18/2015		813,329
59,013,000	MXP, 8.00%, 12/17/2015		4,636,777
11,753,000	MXP, 6.25%, 06/16/2016		912,744
9,688,000	MXP, 7.25%, 12/15/2016		768,661
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014		154,948
1,045,000	MXP, 5.00%, 06/16/2016		436,861

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$1,048,000	MXP, 3.50%, 12/14/2017	$436,981
721,000	MXP, 4.00%, 06/13/2019	307,431
567,000	MXP, 2.50%, 12/10/2020	222,729
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,632,351
	Philippines Government Bond
3,200,000	PHP, 7.00%, 01/27/2016	75,668
43,920,000	PHP, 1.63%, 04/25/2016	968,838
1,710,000	PHP, 9.13%, 09/04/2016	42,881
	Poland Government Bond
3,319,000	PLN, 5.50%, 04/25/2015	1,022,303
3,448,000	PLN, 1.95%, 07/25/2015(a)	1,025,167
2,573,000	PLN, 6.25%, 10/24/2015	811,487
16,247,000	PLN, 1.99%, 01/25/2016(a)	4,781,027
15,460,000	PLN, 5.00%, 04/25/2016	4,883,334
20,040,000	PLN, 4.75%, 10/25/2016	6,385,100
4,072,000	PLN, 2.69%, 01/25/2017(c)	1,232,098
440,000	PLN, 4.75%, 04/25/2017	141,627
4,130,000	PLN, 2.69%, 01/25/2021(c)	1,239,168
2,600,000	Poland Government International Bond 6.38%, 07/15/2019	3,055,000
	Portugal Government International Bond
76,100	EUR, 3.13%, 02/15/2024	115,280
3,630,000	5.13%, 10/15/2024(b)(d)	3,760,753
	Portugal Obrigacoes do Tesouro OT(b)
30,400	EUR, 4.95%, 10/25/2023	44,075
5,880,000	EUR, 3.88%, 02/15/2030	7,512,554
	Republic of Serbia(b)
410,000	5.25%, 11/21/2017	421,275
810,000	4.88%, 02/25/2020	806,962
4,190,000	7.25%, 09/28/2021	4,674,490
3,248,800	Russian Foreign Eurobond(e) 4.93%, 03/31/2030	3,639,403
30,000	Singapore Government Bond SGD, 1.13%, 04/01/2016	23,729
	Slovenia Government International Bond(b)
1,370,000	5.50%, 10/26/2022	1,488,162
1,210,000	5.85%, 05/10/2023	1,346,125
31,120,000	Sweden Government Bond SEK, 4.50%, 08/12/2015	4,472,534
	Ukraine Government International Bond(b)
100,000	EUR, 4.95%, 10/13/2015	112,122
860,000	6.25%, 06/17/2016	739,772
855,000	6.58%, 11/21/2016	726,921
3,040,000	9.25%, 07/24/2017	2,667,600
1,480,000	7.75%, 09/23/2020	1,265,696
3,280,000	7.95%, 02/23/2021	2,788,000
2,740,000	7.80%, 11/28/2022	2,343,248
3,000,000	7.50%, 04/17/2023	2,513,100

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
$1,505,000	Vietnam Government International Bond(b) 6.75%, 01/29/2020	$1,695,006

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 59.33% (Cost $212,763,613)		$225,309,382

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 16.60%
	Bank Negara Malaysia Monetary Notes
3,800,000	MYR, 1.62%, 10/02/2014	1,158,257
250,000	MYR, 2.89%, 10/09/2014	76,154
3,695,000	MYR, 3.05%, 10/16/2014	1,124,850
2,345,000	MYR, 3.13%, 10/28/2014	713,116
485,000	MYR, 3.16%, 11/06/2014	147,371
2,060,000	MYR, 3.19%, 11/18/2014	625,275
590,000	MYR, 3.21%, 12/02/2014	178,860
570,000	MYR, 3.22%, 12/16/2014	172,581
1,440,000	MYR, 3.24%, 01/08/2015	435,095
100,000	MYR, 3.25%, 01/20/2015	30,182
1,250,000	MYR, 3.25%, 01/22/2015	377,212
5,030,000	MYR, 3.27%, 02/17/2015	1,514,317
5,650,000	MYR, 3.28%, 03/03/2015	1,698,791
3,860,000	MYR, 3.28%, 03/05/2015	1,160,376
1,310,000	MYR, 3.29%, 03/12/2015	393,553
770,000	MYR, 3.30%, 03/24/2015	231,069
630,000	MYR, 6.26%, 04/07/2015	186,012
2,160,000	MYR, 3.31%, 04/16/2015	646,810
2,500,000	MYR, 5.97%, 04/23/2015	737,273
900,000	MYR, 3.31%, 04/28/2015	269,203
1,975,000	MYR, 3.39%, 05/05/2015	590,121
7,240,000	MYR, 3.33%, 05/19/2015	2,161,329
770,000	MYR, 3.33%, 06/03/2015	229,541
1,630,000	MYR, 3.34%, 06/16/2015	485,314
1,000,000	MYR, 3.35%, 06/30/2015	297,343
2,070,000	MYR, 3.36%, 07/16/2015	614,563
930,000	MYR, 3.29%, 09/22/2015	274,592
	Canadian Government
630,000	CAD, 0.91%, 10/23/2014	562,204
3,350,000	CAD, 0.91%, 11/06/2014	2,988,453
650,000	CAD, 0.90%, 12/04/2014	579,454
	Mexico Cetes
51,011,000	MXP, 2.95%, 10/16/2014	3,793,246
76,361,400	MXP, 2.96%, 12/11/2014	5,652,637
7,945,100	MXP, 2.96%, 12/24/2014	587,519
22,203,000	MXP, 3.02%, 04/01/2015	1,628,512
8,494,400	MXP, 3.05%, 05/28/2015	620,005
	Philippines Treasury Bills
79,370,000	PHP, 0.95%, 10/08/2014	1,768,224
2,130,000	PHP, 1.77%, 04/08/2015	47,030
440,000	PHP, 1.73%, 07/08/2015(a)	9,675
230,000	PHP, 1.78%, 08/05/2015(a)	5,049
2,630,000	PHP, 1.86%, 09/02/2015	57,611
	Singapore Treasury Bills
410,000	SGD, 0.29%, 10/10/2014	321,367
7,780,000	SGD, 0.31%, 10/31/2014	6,097,009

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount		Fair Value

Foreign Government Bonds and Notes — (continued)
	Sweden Treasury Bills
$4,948,000	SGD, 0.31%, 11/14/2014	$3,877,158
4,260,000	SGD, 0.31%, 11/25/2014	3,337,734
1,390,000	SGD, 0.32%, 12/23/2014	1,088,787
1,210,000	SGD, 0.33%, 01/20/2015	947,544
9,340,000	SEK, 0.18%, 10/15/2014	1,294,251
35,080,000	SEK, 0.20%, 11/19/2014	4,860,106
29,550,000	SEK, 0.18%, 12/17/2014	4,093,510
16,460,000	SEK, 0.16%, 03/18/2015	2,279,309

		63,025,554

Repurchase Agreements — 1.01%
908,580	Undivided interest of 0.99% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $908,580 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (f)	908,580

908,581	Undivided interest of 1.21% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $908,581 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (f)	908,581

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$908,581	Undivided interest of 1.52% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $908,581 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (f)	$908,581

191,019	Undivided interest of 1.71% in a repurchase agreement (principal amount/value $11,158,457 with a maturity value of $11,158,457) with Merrill Lynch, Pierce, Fenner & Smith, 0.00%, dated 9/30/14 to be repurchased at $191,019 on 10/1/14 collateralized by U.S. Treasury securities, 1.50% - 8.50%, 1/31/19 - 4/30/21, with a value of $11,381,627. (f)(g)	191,019

908,581	Undivided interest of 3.49% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $908,581 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (f)	908,581

		3,825,342

TOTAL SHORT TERM INVESTMENTS — 17.61% (Cost $68,357,339)		$66,850,896

TOTAL INVESTMENTS — 76.94% (Cost $281,120,952)		$292,160,278

OTHER ASSETS & LIABILITIES, NET — 23.06%		$87,559,504

TOTAL NET ASSETS — 100.00%		$379,719,782

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2014, the aggregate cost and fair value of 144A securities was $37,224,791 and $36,788,019, respectively, representing 9.69% of net assets.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.
(d)	All or a portion of the security is on loan at September 30, 2014.
(e)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2014. Maturity date disclosed represents final maturity date.

(f)	Collateral received for securities on loan.
(g)	The rate of the repurchase agreement was less than 0.01%.

At September 30, 2014, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

DB	CLP	198,360,000	USD	348,550	November 2014	$ (18,740)
DB	CLP	80,850,000	USD	141,817	December 2014	(7,423)
DB	CLP	560,460,000	USD	971,872	February 2015	(46,399)
MS	CLP	516,460,000	USD	899,824	February 2015	(47,053)
CIT	CLP	205,770,000	USD	359,927	February 2015	(20,138)
HSB	SGD	1,287,000	USD	1,028,181	February 2015	(19,330)
DB	CLP	466,810,000	USD	793,020	October 2014	(13,936)
DB	CLP	485,200,000	USD	866,540	January 2015	(63,733)
MS	CLP	233,400,000	USD	423,171	January 2015	(36,569)
BB	CLP	118,300,000	USD	203,509	February 2015	(8,043)
JPM	CLP	237,430,000	USD	413,900	February 2015	(22,036)
JPM	CLP	109,000,000	USD	184,902	March 2015	(5,388)
DB	CLP	226,160,000	USD	387,285	March 2015	(14,438)
MS	CLP	594,930,000	USD	1,040,416	May 2015	(65,111)
MS	CLP	47,000,000	USD	82,348	June 2015	(5,390)
BB	CLP	309,000,000	USD	543,727	June 2015	(37,734)
JPM	CLP	137,620,000	USD	242,502	June 2015	(17,130)
DB	CLP	196,499,000	USD	344,856	June 2015	(23,109)
JPM	CLP	60,820,000	USD	104,520	July 2015	(5,339)
DB	CLP	234,440,000	USD	403,392	July 2015	(21,049)
MS	CLP	200,970,000	USD	345,791	July 2015	(18,015)
DB	CLP	370,150,000	USD	623,286	August 2015	(20,395)
MS	CLP	100,440,000	USD	169,248	August 2015	(5,689)
JPM	CLP	118,970,000	USD	199,453	August 2015	(5,812)
DB	CLP	348,990,000	USD	574,951	September 2015	(7,552)
DB	EUR	4,205,100	USD	5,741,223	July 2015	(414,528)
JPM	HUF	291,821,350	EUR	917,047	March 2015	(7,074)
DB	HUF	224,506,000	EUR	703,560	March 2015	(2,495)
JPM	HUF	198,959,000	EUR	632,055	September 2015	(9,425)
JPM	INR	31,722,000	USD	519,565	October 2014	(8,687)
HSB	INR	51,608,000	USD	848,081	October 2014	(18,742)
DB	INR	96,416,000	USD	1,578,603	October 2014	(25,941)
CIT	INR	2,458,000	USD	39,884	November 2014	(437)
JPM	INR	63,225,000	USD	1,025,184	November 2014	(12,378)
HSB	INR	107,921,500	USD	1,741,786	November 2014	(10,109)
DB	INR	45,663,000	USD	740,921	November 2014	(8,944)
DB	INR	2,890,000	USD	47,146	December 2014	(1,020)
CIT	INR	2,482,000	USD	39,489	February 2015	(309)
JPM	KRW	9,272,549,000	USD	8,464,989	February 2015	249,191
HSB	KRW	2,603,500,000	USD	2,500,000	July 2015	(63,781)
CIT	MXP	12,937,830	USD	973,898	December 2014	(15,663)
CIT	MXP	10,058,022	USD	749,480	January 2015	(6,305)
HSB	MXP	25,646,790	USD	1,936,776	March 2015	(53,936)

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

CIT	MXP	12,160,800	USD	896,090	March 2015	$ (4,333)
HSB	MXP	130,158,965	USD	9,742,000	May 2015	(230,489)
CIT	MXP	40,978,160	USD	3,071,132	June 2015	(80,167)
CIT	MXP	9,729,548	USD	730,831	July 2015	(21,619)
HSB	MYR	1,758,089	USD	546,431	October 2014	(11,741)
JPM	MYR	1,295,000	USD	402,663	October 2014	(8,923)
DB	MYR	877,000	USD	272,318	October 2014	(5,631)
HSB	MYR	3,223,000	USD	993,157	November 2014	(15,049)
DB	MYR	654,360	USD	200,804	November 2014	(2,196)
JPM	MYR	6,021,213	USD	1,824,940	December 2014	7,025
JPM	MYR	1,086,600	USD	324,950	January 2015	3,774
DB	MYR	728,500	USD	217,119	January 2015	3,301
JPM	MYR	1,245,000	USD	367,919	February 2015	8,147
HSB	MYR	812,000	USD	243,262	February 2015	1,805
HSB	MYR	490,000	USD	145,929	March 2015	1,577
HSB	MYR	400,000	USD	120,102	April 2015	243
DB	MYR	2,083,735	USD	629,147	April 2015	(2,439)
JPM	MYR	7,940,963	USD	2,405,564	April 2015	(4,023)
JPM	MYR	8,842,397	USD	2,669,000	May 2015	(13,279)
HSB	MYR	3,600,000	USD	1,090,182	June 2015	(11,515)
DB	MYR	120,000	USD	37,010	July 2015	(1,121)
JPM	MYR	3,585,500	USD	1,097,428	July 2015	(24,203)
HSB	MYR	6,117,296	USD	1,869,635	August 2015	(41,507)
JPM	PHP	1,750,000	USD	39,814	December 2014	(962)
JPM	PHP	24,480,000	USD	555,631	June 2015	(14,622)
JPM	PHP	12,070,000	USD	268,640	September 2015	(2,552)
DB	PLN	11,336,000	EUR	2,652,068	March 2015	(35,993)
MS	PLN	1,341,000	EUR	314,199	May 2015	(7,804)
DB	PLN	13,020,000	EUR	3,043,834	May 2015	(49,061)
DB	PLN	12,790,000	EUR	2,993,283	August 2015	(50,898)
BB	SEK	14,139,280	EUR	1,527,052	October 2014	28,498
DB	SEK	15,547,979	EUR	1,774,670	October 2014	(116,661)
MS	SEK	18,557,294	EUR	2,008,337	October 2014	36,861
UBS	SEK	22,747,000	EUR	2,479,313	November 2014	19,033
MS	SEK	285,000	EUR	31,047	December 2014	339
DB	SEK	4,378,779	EUR	476,850	December 2014	3,829
HSB	SGD	656,000	USD	523,544	December 2014	(9,339)
JPM	SGD	542,000	USD	432,838	December 2014	(7,992)
JPM	SGD	3,186,600	USD	2,568,820	January 2015	(70,947)
MS	SGD	2,113,440	USD	1,701,300	January 2015	(44,641)
DB	SGD	2,264,000	USD	1,807,711	February 2015	(33,002)
HSB	SGD	1,004,300	USD	794,969	March 2015	(7,699)
JPM	SGD	4,710,825	USD	3,780,000	May 2015	(86,890)
HSB	SGD	872,000	USD	690,967	September 2015	(7,204)
BB	USD	610,439	JPY	59,530,000	October 2014	67,529
HSB	USD	1,922,970	EUR	1,416,000	October 2014	134,245
BB	USD	677,364	EUR	489,881	October 2014	58,505
DB	USD	4,945,437	EUR	3,615,000	October 2014	379,048
DB	USD	274,670	INR	16,778,500	October 2014	5,078
JPM	USD	1,561,443	JPY	156,275,000	October 2014	136,270
JPM	USD	1,007,014	JPY	100,113,000	November 2014	93,807
MS	USD	82,766	EUR	61,500	November 2014	5,062
JPM	USD	2,366,388	EUR	1,760,286	November 2014	142,327
BB	USD	187,264	EUR	138,468	November 2014	12,329
HSB	USD	565,777	JPY	55,989,000	November 2014	55,068
CIT	USD	3,341,629	EUR	2,485,000	November 2014	201,902
MS	USD	286,824	JPY	28,500,000	November 2014	26,860
SAH	USD	381,389	JPY	37,802,500	November 2014	36,564
DB	USD	2,823,544	EUR	2,094,401	November 2014	177,384

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

CIT	USD	2,694,856	JPY	267,955,958	November 2014	$ 250,622
DB	USD	699,710	JPY	69,943,000	November 2014	61,700
DB	USD	2,621,823	EUR	1,912,771	December 2014	204,584
BB	USD	1,000,627	JPY	103,760,000	December 2014	53,552
HSB	USD	2,617,643	JPY	268,900,000	December 2014	163,449
CIT	USD	1,561,014	JPY	161,870,000	December 2014	83,538
JPM	USD	502,078	EUR	364,000	December 2014	42,075
HSB	USD	336,448	EUR	246,482	December 2014	24,973
DB	USD	2,617,568	JPY	268,480,000	December 2014	167,207
CIT	USD	2,873,044	EUR	2,104,547	January 2015	212,481
BB	USD	224,895	EUR	165,000	January 2015	16,314
JPM	USD	2,044,946	JPY	212,145,000	January 2015	108,123
HSB	USD	1,409,407	JPY	144,999,132	January 2015	85,512
GS	USD	1,324,984	JPY	137,159,000	January 2015	72,730
DB	USD	2,098,368	JPY	216,473,441	January 2015	122,008
BB	USD	2,344,463	JPY	243,130,000	January 2015	124,783
SAH	USD	987,946	JPY	102,550,000	January 2015	51,704
DB	USD	16,717,621	EUR	12,242,018	January 2015	1,241,133
CIT	USD	136,055	JPY	14,230,000	January 2015	6,143
CIT	USD	2,447,211	JPY	249,286,000	February 2015	170,690
CIT	USD	926,071	EUR	681,000	February 2015	65,056
JPM	USD	7,115,036	JPY	721,793,000	February 2015	523,641
BB	USD	4,122,224	EUR	3,022,356	February 2015	300,784
SAH	USD	2,194,058	EUR	1,599,692	February 2015	171,310
JPM	USD	1,505,814	EUR	1,098,000	February 2015	117,465
HSB	USD	1,513,652	JPY	154,330,000	February 2015	104,245
HSB	USD	1,101,689	EUR	810,000	February 2015	77,574
BA	USD	328,175	EUR	240,017	February 2015	24,669
GS	USD	1,658,992	JPY	168,946,270	February 2015	116,127
GS	USD	774,772	EUR	563,000	February 2015	62,872
DB	USD	3,654,995	EUR	2,702,000	February 2015	238,779
DB	USD	213,725	JPY	21,785,000	February 2015	14,755
BB	USD	3,851,552	JPY	391,350,000	February 2015	277,561
SAH	USD	2,635,052	JPY	266,814,000	February 2015	198,532
JPM	USD	66,520	EUR	48,000	March 2015	5,814
MS	USD	663,403	EUR	479,000	March 2015	57,643
CIT	USD	2,420,888	EUR	1,748,934	March 2015	209,123
CIT	USD	1,393,059	JPY	141,415,000	March 2015	101,220
BB	USD	2,317,198	JPY	236,853,110	March 2015	153,623
JPM	USD	968,306	JPY	98,600,000	March 2015	67,723
BB	USD	857,855	EUR	622,920	March 2015	70,060
MS	USD	376,746	JPY	38,040,000	March 2015	29,247
DB	USD	3,045,087	EUR	2,217,133	March 2015	241,199
DB	USD	557,356	JPY	56,915,000	March 2015	37,408
HSB	USD	456,639	JPY	46,600,000	March 2015	31,004
GS	USD	127,465	EUR	100,000	March 2015	977
HSB	USD	232,334	EUR	169,000	March 2015	18,613
JPM	USD	1,390,948	EUR	1,003,563	April 2015	121,281
SAH	USD	1,568,613	EUR	1,134,000	April 2015	133,704
DB	USD	1,863,272	EUR	1,350,263	April 2015	155,075
CIT	USD	121,510	JPY	12,300,000	April 2015	9,104
BB	USD	353,993	EUR	255,924	April 2015	30,168
BB	USD	693,745	JPY	70,490,000	April 2015	49,539
HSB	USD	2,106,426	EUR	1,522,934	April 2015	179,715
JPM	USD	901,405	JPY	91,900,000	April 2015	61,468
HSB	USD	1,315,000	JPY	133,579,700	May 2015	93,545
BB	USD	1,315,000	JPY	133,472,500	May 2015	94,525
GS	USD	716,678	JPY	72,750,000	May 2015	51,520
BB	USD	2,450,314	EUR	1,782,997	May 2015	193,345

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

SAH	USD	536,176	JPY	54,379,000	May 2015	$ 38,985
GS	USD	2,107,721	EUR	1,528,816	May 2015	172,637
CIT	USD	2,387,195	JPY	242,099,600	May 2015	173,536
JPM	USD	579,906	EUR	424,212	May 2015	42,854
CIT	USD	562,640	EUR	408,391	May 2015	45,724
BA	USD	2,630,000	JPY	266,622,825	May 2015	192,018
CIT	USD	3,898,124	JPY	398,324,000	June 2015	254,450
HSB	USD	3,788,293	EUR	2,908,836	June 2015	104,948
BB	USD	1,534,363	JPY	156,670,000	June 2015	101,226
HSB	USD	3,521,241	JPY	359,550,000	June 2015	232,293
JPM	USD	2,154,157	JPY	219,790,000	June 2015	143,534
DB	USD	3,182,580	JPY	324,250,000	June 2015	215,990
DB	USD	1,311,249	EUR	963,700	June 2015	90,865
BB	USD	5,979,267	EUR	4,390,321	June 2015	420,210
CIT	USD	1,281,590	JPY	129,520,000	July 2015	95,908
JPM	USD	2,665,656	JPY	269,500,000	July 2015	198,504
BB	USD	888,790	JPY	90,170,000	July 2015	63,264
JPM	USD	959,944	EUR	714,000	July 2015	55,075
GS	USD	491,091	EUR	364,000	July 2015	29,814
BB	USD	489,481	EUR	360,000	July 2015	33,335
CIT	USD	227,995	EUR	169,019	July 2015	13,803
DB	USD	3,308,681	EUR	2,430,380	July 2015	229,222
HSB	USD	956,864	EUR	713,000	August 2015	53,204
GS	USD	259,149	EUR	193,000	August 2015	14,509
JPM	USD	2,072,119	EUR	1,550,435	August 2015	106,722
CIT	USD	958,645	JPY	97,662,000	August 2015	64,328
DB	USD	1,803,571	JPY	184,977,000	August 2015	109,405
HSB	USD	3,053,580	JPY	314,252,000	August 2015	175,272
JPM	USD	2,548,073	JPY	262,126,000	August 2015	147,162
CIT	USD	187,293	EUR	140,049	August 2015	9,777
BB	USD	1,502,737	JPY	154,714,000	August 2015	85,684
DB	USD	795,591	EUR	594,845	August 2015	41,538
MS	USD	82,565	EUR	61,500	August 2015	4,604
BB	USD	1,390,835	EUR	1,037,648	August 2015	75,537
UBS	USD	958,188	EUR	714,000	August 2015	53,261
HSB	USD	165,651	EUR	130,000	September 2015	739
BB	USD	461,007	EUR	358,437	September 2015	6,344
JPM	USD	3,825,234	EUR	2,940,000	September 2015	96,998
DB	USD	2,091,365	EUR	1,606,700	September 2015	53,587
CIT	USD	52,204	EUR	40,478	September 2015	858
JPM	USD	129,295	JPY	14,034,000	September 2015	671
DB	USD	471,979	EUR	370,000	October 2015	2,599

					Net Appreciation	$ 11,460,102

At September 30, 2014, the Fund held the following outstanding interest rate swaps:

Counterparty	Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Unrealized Depreciation

Citibank N.A.	Receive	2.73%	3-month USD BBA LIBOR	$3,630,000	July 7, 2024	$(31,392)

Citibank N.A.	Receive	2.79%	3-month USD BBA LIBOR	8,350,000	March 31, 2024	(129,940)

Citibank N.A.	Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(299,914)

					Net Depreciation	$(461,247)

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Currency Abbreviations:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Summary of Investments by Country as of September 30, 2014.

Country	Fair Value	Percentage of Fund Investments

Brazil	$16,738,283	5.73%
Canada	11,911,967	4.08
Hungary	22,663,866	7.76
Iceland	799,761	0.27
Indonesia	6,058,560	2.07
Ireland	19,984,676	6.84
Lithuania	1,818,287	0.62
Malaysia	31,865,804	10.91
Mexico	25,643,342	8.78
Peru	3,632,351	1.24
Philippines	2,974,976	1.02
Poland	24,576,311	8.41
Portugal	11,432,662	3.91
Russia	3,639,403	1.25
Serbia	5,902,727	2.02
Singapore	15,693,328	5.37
Slovenia	2,834,287	0.97
South Korea	44,520,499	15.24
Sweden	16,999,710	5.82
Ukraine	13,396,619	4.59
United States	7,377,853	2.52
Vietnam	1,695,006	0.58

Total	$292,160,278	100.00%

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Fixed Income Investments:
Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Short Term Investments	Maturity date, credit quality and interest rates.

Other Financial Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2014

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

  September 30, 2014

2.  RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by at times entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when the manager believes it may be more cost or tax efficient to use derivative instruments or provides more liquidity rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $282,595,556 in forward foreign currency contracts for the reporting period.

Interest Rate Swap Agreements

An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount.

The Fund enters into interest rate swap contracts primarily to manage interest rate risk. The Fund has entered interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $9,713,000 in interest rate swaps for the reporting period.

  September 30, 2014

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $281,120,952. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $19,805,358 and gross depreciation of investments in which there was an excess of tax cost over value of $8,766,032 resulting in net appreciation of $11,039,326.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $3,777,301 and received collateral of $3,825,342 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

ASSET-BACKED SECURITIES
Non-Agency — 1.92%
$1,500,000	ACE Securities Corp Mortgage Loan Trust(a)(b) Series 2007-D1, Class A2 6.34%, 02/25/2038	$	1,465,720
344,634	Americold 2010 LLC Trust(a) Series 2010-ARTA, Class A1 3.85%, 01/14/2029		360,414
687,230	Citicorp Residential Mortgage Trust(b) Series 2006-2, Class A6 5.67%, 09/25/2036		715,279
858,333	Cronos Containers Program Ltd(a) Series 2013-1A, Class A 3.08%, 04/18/2028		852,260
610,997	HSBC Home Equity Loan Trust USA(b) Series 2007-2, Class A3F 5.81%, 07/20/2036		615,994
169,807	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025		171,401
1,683,333	TAL Advantage V LLC(a) Series 2013-1A, Class A 2.83%, 02/22/2038		1,661,139

			5,842,207

U.S. Government Agency — 0.38%
152,794	Federal Home Loan Mortgage Corp(c) Series T-34, Class A1V 0.39%, 07/25/2031		148,366
1,000,000	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2014-M9, Class ASQ2 1.46%, 04/25/2017		1,006,092

			1,154,458

TOTAL ASSET-BACKED SECURITIES — 2.30% (Cost $6,976,136)		$	6,996,665

CORPORATE BONDS AND NOTES
Consumer, Cyclical — 1.54%
976,153	Air Canada 2013-1 Class A Pass Through Trust(a) 4.13%, 05/15/2025		987,134
1,612,863	JetBlue Airways 2004-2 G-1 Pass Through Trust(c) 0.61%, 08/15/2016		1,600,767
2,000,000	United Airlines 2013-1 Class A Pass Through Trust 4.30%, 08/15/2025		2,090,000

			4,677,901

Principal Amount			Fair Value

Financial — 0.84%
$1,566,682	Caledonia Generating LLC(a) 1.95%, 02/28/2022	$	1,555,012
1,000,000	Legg Mason Inc 2.70%, 07/15/2019		1,002,966

			2,557,978

Utilities — 0.49%
1,314,034	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021		1,473,589

TOTAL CORPORATE BONDS AND NOTES — 2.87% (Cost $8,601,144)		$	8,709,468

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.03%
92,760	Sequoia Mortgage Trust(c) Series 2011-1, Class A1 4.13%, 02/25/2041		94,025

U.S. Government Agency — 87.31%
2,567,200	Federal Deposit Insurance Corp Trust(a) Series 2013-R1, Class A 1.15%, 03/25/2033		2,532,834
	Federal Home Loan Mortgage Corp
1,444	9.00%, 12/01/2014		1,447
23,094	9.50%, 06/01/2020		23,197
4,931	11.00%, 06/01/2020		4,958
20,721	11.00%, 07/01/2020		21,258
52,895	11.00%, 08/01/2020		55,927
145,950	5.50%, 04/01/2022		159,625
298,109	4.50%, 03/01/2024		321,437
1,135,842	4.50%, 04/01/2024		1,228,584
633,045	4.50%, 05/01/2024		684,615
577,693	4.50%, 12/01/2024		625,098
16,978	9.50%, 04/01/2025		19,701
654,397	4.00%, 03/01/2026		698,377
5,306,276	3.00%, 12/01/2026		5,465,389
1,766,292	3.00%, 04/01/2027		1,818,797
2,064,428	3.50%, 02/01/2032		2,150,010
135,666	7.50%, 03/01/2032		154,643
120,268	7.00%, 09/01/2032		132,641
416,806	5.50%, 05/01/2033		466,940
289,459	5.50%, 06/01/2033		324,169
283,127	5.50%, 08/01/2033		317,050
163,061	5.50%, 01/01/2034		182,693
1,950,958	4.00%, 04/01/2034		2,074,246
435,548	5.50%, 10/01/2034		489,483
427,605	5.00%, 08/01/2035		472,781
1,593,411	5.00%, 09/01/2035		1,762,186
216,340	5.50%, 09/01/2035		242,014
1,111,470	5.00%, 12/01/2035		1,228,091
77,978	5.00%, 01/01/2036		86,178
760,927	6.00%, 01/01/2036		866,081
513,271	6.00%, 03/01/2036		583,766

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

U.S. Government Agency — (continued)
$386,526	6.00%, 07/01/2036	$	444,264
406,988	6.00%, 11/01/2036		461,480
111,711	5.50%, 05/01/2038		124,124
79,482	6.00%, 05/01/2038		89,992
326,263	5.00%, 06/01/2038		359,043
2,374,916	5.00%, 03/01/2040		2,639,597
1,438,875	4.00%, 10/01/2040		1,516,925
995,414	4.00%, 02/01/2041		1,049,409
928,677	3.50%, 02/01/2042		949,033
2,558,001	3.50%, 04/01/2042		2,614,069
6,443,575	3.50%, 06/01/2042		6,584,811
5,174,934	3.50%, 08/01/2042		5,293,537
3,521,341	3.50%, 09/01/2042		3,584,550
1,838,787	3.00%, 11/01/2042		1,818,013
664,056	3.50%, 11/01/2042		678,611
3,501,136	3.00%, 12/01/2042		3,461,583
3,692,035	3.00%, 02/01/2043		3,650,325
3,096,170	3.00%, 04/01/2043		3,061,192
6,061,272	3.00%, 06/01/2043		5,992,797
3,047,211	3.00%, 07/01/2043		3,012,786
1,194,729	3.00%, 08/01/2043		1,181,232
738,785	4.00%, 12/01/2043		778,860
2,314,168	4.00%, 01/01/2044		2,439,698
6,212,853	4.00%, 05/01/2044		6,554,862
	Federal National Mortgage Association
136,007	6.50%, 02/01/2017		140,519
131,872	6.00%, 03/01/2017		136,632
30,643	5.50%, 01/01/2018		32,439
478,040	5.50%, 04/01/2018		506,320
610,897	5.00%, 05/01/2018		645,768
53,060	5.00%, 06/01/2018		56,074
920,121	5.00%, 08/01/2018		974,279
11,688	9.50%, 09/01/2020		11,856
10,299	8.50%, 08/01/2021		10,341
143,316	5.00%, 06/01/2023		154,761
10,417	8.50%, 08/01/2024		12,163
2,244,043	4.00%, 01/01/2025		2,405,880
817,959	4.00%, 07/01/2025		872,953
779,216	4.00%, 09/01/2025		831,570
677,691	4.00%, 12/01/2025		723,490
1,313,288	3.50%, 01/01/2026		1,383,469
882,953	3.50%, 03/01/2026		930,171
84,768	8.50%, 11/01/2026		90,797
838,387	3.00%, 06/01/2027		866,488
2,187,569	3.00%, 09/01/2027		2,260,902
565,880	4.50%, 02/01/2030		616,131
568,410	4.50%, 03/01/2030		621,884
104,079	7.00%, 02/01/2031		118,085
142,587	7.00%, 09/01/2031		169,920
342,542	6.50%, 12/01/2031		387,737
205,416	7.00%, 12/01/2031		232,546
1,010,583	6.50%, 01/01/2032		1,184,803
135,327	7.00%, 01/01/2032		152,405
387,075	6.50%, 02/01/2032		441,177
4,139,126	3.50%, 07/01/2032		4,319,045
274,428	6.00%, 02/01/2033		304,239
405,442	6.00%, 03/01/2033		468,028
504,096	5.50%, 07/01/2033		565,989
1,122,264	5.00%, 09/01/2033		1,241,482

Principal Amount			Fair Value

U.S. Government Agency — (continued)
$273,073	5.50%, 09/01/2033	$	306,447
166,871	5.00%, 11/01/2033		184,608
507,757	5.50%, 11/01/2033		575,299
217,188	5.50%, 12/01/2033		243,838
332,507	5.50%, 03/01/2034		372,787
1,149,606	3.00%, 04/01/2034		1,163,429
228,736	5.50%, 10/01/2034		256,458
424,405	5.50%, 12/01/2034		475,538
397,055	5.50%, 01/01/2035		444,463
1,210,243	5.50%, 02/01/2035		1,356,268
386,762	5.50%, 05/01/2035		433,333
61,932	5.00%, 08/01/2035		68,523
411,845	5.00%, 09/01/2035		455,597
1,143,575	5.00%, 10/01/2035		1,264,520
389,813	5.50%, 10/01/2035		434,924
778,556	6.00%, 12/01/2035		885,356
436,296	5.50%, 01/01/2036		488,120
430,006	6.00%, 01/01/2036		487,841
165,920	6.00%, 02/01/2036		188,503
181,604	6.00%, 03/01/2036		206,503
643,802	5.50%, 05/01/2036		720,686
127,022	6.00%, 12/01/2036		143,927
240,587	6.00%, 05/01/2037		272,055
370,252	5.00%, 07/01/2037		409,464
1,143,936	5.50%, 03/01/2038		1,272,849
772,791	5.50%, 06/01/2038		859,879
527,374	4.50%, 02/01/2039		573,854
746,684	5.00%, 04/01/2039		829,944
2,590,586	4.50%, 05/01/2039		2,830,966
684,437	4.50%, 06/01/2039		746,265
2,082,510	4.50%, 08/01/2039		2,255,177
1,923,467	5.00%, 11/01/2039		2,141,057
848,358	5.00%, 12/01/2039		944,639
402,488	4.50%, 03/01/2040		435,234
1,062,612	5.00%, 06/01/2040		1,181,249
402,695	4.50%, 09/01/2040		437,586
2,082,799	5.00%, 09/01/2040		2,300,233
1,046,930	4.50%, 11/01/2040		1,132,218
1,352,971	5.00%, 01/01/2041		1,516,943
917,195	4.50%, 02/01/2041		998,865
302,401	4.00%, 03/01/2041		319,117
5,566,098	4.50%, 03/01/2041		6,042,701
1,368,459	4.50%, 04/01/2041		1,481,189
2,275,888	4.50%, 08/01/2041		2,469,420
1,275,310	4.00%, 09/01/2041		1,347,261
1,391,793	4.50%, 10/01/2041		1,512,549
3,614,178	3.50%, 12/01/2041		3,700,989
4,665,975	4.00%, 12/01/2041		4,929,665
5,285,588	3.50%, 04/01/2042		5,412,827
2,325,758	4.00%, 07/01/2042		2,460,658
1,708,279	3.50%, 08/01/2042		1,749,316
610,568	3.00%, 09/01/2042		603,461
2,456,572	3.50%, 09/01/2042		2,490,586
2,620,019	3.00%, 10/01/2042		2,589,113
5,297,126	3.50%, 10/01/2042		5,424,503
923,389	3.00%, 02/01/2043		913,595
3,317,094	3.00%, 03/01/2043		3,270,474
2,828,022	3.50%, 03/01/2043		2,895,155
6,328,555	3.00%, 05/01/2043		6,249,426
2,073,587	3.00%, 07/01/2043		2,029,718

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

U.S. Government Agency — (continued)
$2,626,975	3.00%, 08/01/2043	$	2,593,295
2,326,487	3.50%, 08/01/2043		2,379,947
930,916	4.50%, 08/01/2043		1,008,419
1,187,056	3.00%, 09/01/2043		1,172,746
1,397,815	3.50%, 09/01/2043		1,417,124
2,628,340	4.00%, 10/01/2043		2,784,967
4,812,522	4.50%, 01/01/2044		5,214,009
	Government National Mortgage Association
5,750	9.00%, 07/15/2018		5,779
3,541	9.50%, 05/20/2022		3,560
7,387	8.00%, 11/20/2023		8,241
951,198	3.50%, 11/20/2026		1,004,487
1,216,299	3.50%, 01/15/2027		1,289,595
4,980	7.50%, 10/20/2028		5,746
4,457	7.50%, 12/20/2028		5,023
1,460,884	5.00%, 06/15/2033		1,623,236
434,216	5.00%, 10/20/2033		484,343
806,375	6.00%, 12/20/2033		928,263
374,080	5.00%, 02/20/2034		417,249
378,635	5.50%, 11/20/2034		429,916
205,961	5.50%, 02/20/2035		233,848
289,417	5.50%, 04/20/2035		328,670
326,107	5.00%, 12/20/2035		361,897
210,830	5.50%, 05/20/2039		237,744
3,335,544	4.00%, 05/20/2040		3,547,018
3,950,483	4.00%, 12/15/2040		4,198,409
2,602,117	4.00%, 01/15/2041		2,767,134
3,540,956	4.50%, 02/20/2041		3,890,771
2,753,973	4.00%, 03/20/2041		2,930,226
887,735	4.00%, 05/20/2041		944,187
3,668,123	4.00%, 07/20/2041		3,898,614
1,672,130	4.00%, 09/15/2041		1,777,070
1,516,683	3.50%, 08/15/2042		1,570,241
1,763,658	3.00%, 04/20/2043		1,762,391
	National Credit Union Administration Guaranteed Notes Trust
2,969,188	Series 2010-R1, Class 1A 0.61%, 10/07/2020(c)		2,984,492
1,960,435	Series 2010-C1, Class A1 1.60%, 10/29/2020		1,967,104
685,429	Series 2010-C1, Class APT 2.65%, 10/29/2020		695,689
1,460,839	Series 2010-R2, Class 2A 0.63%, 11/05/2020(c)		1,467,445
438,906	Series 2010-R3, Class 3A 2.40%, 12/08/2020		441,991
	Vendee Mortgage Trust
782,971	Series 1993-3, Class 1 5.62%, 09/15/2023(c)		855,007
1,602,727	Series 1996-3, Class 1Z 6.75%, 09/15/2026		1,809,293

Principal Amount			Fair Value

U.S. Government Agency — (continued)
$1,724,560	Series 2011-2, Class V 3.75%, 02/15/2028	$	1,788,117
375,819	Series 2003-1, Class G 5.75%, 03/15/2030		378,928
847,310	Series 2002-1, Class 1A 6.00%, 10/15/2031		954,544
2,854,695	Series 2008-1, Class GD 5.25%, 01/15/2032		3,171,387

			265,330,682

TOTAL MORTGAGE-BACKED SECURITIES — 87.34% (Cost $260,691,145)		$	265,424,707

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017		1,894,198
3,400,000	1.75%, 12/14/2018		3,405,188
1,500,000	3.13%, 12/11/2020		1,572,536
4,000,000	1.75%, 03/12/2021		3,854,852
500,000	5.75%, 06/12/2026		625,425

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.74% (Cost $11,304,198)		$	11,352,199

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,650,000	2.38%, 12/31/2020		1,676,167
3,000,000	1.75%, 05/15/2023		2,843,436
1,200,000	5.25%, 11/15/2028		1,543,874
400,000	5.38%, 02/15/2031		529,438
500,000	4.50%, 02/15/2036		617,110
2,500,000	2.88%, 05/15/2043		2,341,797

TOTAL U.S. TREASURY BONDS AND NOTES — 3.14% (Cost $9,166,789)		$	9,551,822

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.31%
935,000	Federal Farm Credit Banks Funding Corp
	0.01%, 10/01/2014		935,000

TOTAL SHORT TERM INVESTMENTS — 0.31% (Cost $935,000)		$	935,000

TOTAL INVESTMENTS — 99.70% (Cost $297,674,412)		$	302,969,861

OTHER ASSETS & LIABILITIES, NET — 0.30%		$	915,060

TOTAL NET ASSETS — 100.00%		$	303,884,921

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2014, the aggregate cost and fair value of 144A securities was $9,513,216 and $9,414,513, respectively, representing 3.10% of net assets.

(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2014. Maturity date disclosed represents final maturity date.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended. Securities exempt from registration may normally be resold to qualified institutional buyers. These securities are valued under methods approved by the Board of Directors.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

  September 30, 2014

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $297,674,412. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $7,122,434 and gross depreciation of investments in which there was an excess of tax cost over value of $1,826,985 resulting in net appreciation of $5,295,449.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of September 30, 2014.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
337,421	Great-West Federated Bond Fund Initial Class(a)	$	3,593,533
281,565	Great-West Loomis Sayles Bond Fund Initial Class(a)		3,953,177
209,486	Great-West Putnam High Yield Bond Fund Initial Class(a)		1,797,394
275,220	Great-West Short Duration Bond Fund Initial Class(a)		2,848,526
503,566	Great-West Templeton Global Bond Fund Initial Class(a)		4,839,270
314,175	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		3,773,241

TOTAL BOND MUTUAL FUNDS — 47.34% (Cost $20,792,428)		$	20,805,141

EQUITY MUTUAL FUNDS
62,837	Great-West American Century Growth Fund Initial Class(a)		797,402
141,871	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		1,838,648
27,624	Great-West Invesco Small Cap Value Fund Initial Class(a)		325,960
12,377	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		326,019
76,531	Great-West MFS International Growth Fund Initial Class(a)		942,096
170,588	Great-West MFS International Value Fund Initial Class(a)		1,910,581

Shares				Fair Value

Equity Mutual Funds — (continued)
87,816		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	797,373
110,884		Great-West Putnam Equity Income Fund Initial Class(a)		1,616,689
194,579		Great-West Real Estate Index Fund Initial Class(a)		2,189,015
16,946		Great-West Small Cap Growth Fund Initial Class(a)		325,528
79,798		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		1,616,710
20,323		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		458,690

TOTAL EQUITY MUTUAL FUNDS — 29.91% (Cost $11,990,445)			$	13,144,711

Account Balance

FIXED INTEREST CONTRACT
9,861,090	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		9,861,090

TOTAL FIXED INTEREST CONTRACT — 22.44% (Cost $9,861,090)			$	9,861,090

TOTAL INVESTMENTS — 99.69% (Cost $42,643,963)			$	43,810,942

OTHER ASSETS & LIABILITIES, NET — 0.31%			$	137,968

TOTAL NET ASSETS — 100.00%			$	43,948,910

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
500,233	Great-West Federated Bond Fund Initial Class(a)	$	5,327,477
415,281	Great-West Loomis Sayles Bond Fund Initial Class(a)		5,830,543
309,220	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,653,108
744,192	Great-West Templeton Global Bond Fund Initial Class(a)		7,151,690
466,835	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		5,606,693

TOTAL BOND MUTUAL FUNDS — 33.03% (Cost $26,604,385)		$	26,569,511

EQUITY MUTUAL FUNDS
186,473	Great-West American Century Growth Fund Initial Class(a)		2,366,342
421,730	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		5,465,621
83,000	Great-West Invesco Small Cap Value Fund Initial Class(a)		979,405
37,051	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		975,933
225,823	Great-West MFS International Growth Fund Initial Class(a)		2,779,874
506,904	Great-West MFS International Value Fund Initial Class(a)		5,677,329

Shares				Fair Value

Equity Mutual Funds — (continued)
261,087		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)		$2,370,673
329,123		Great-West Putnam Equity Income Fund Initial Class(a)		4,798,612
324,353		Great-West Real Estate Index Fund Initial Class(a)		3,648,971
50,803		Great-West Small Cap Growth Fund Initial Class(a)		975,918
236,797		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		4,797,506
60,512		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		1,365,758

TOTAL EQUITY MUTUAL FUNDS — 45.00% (Cost $32,506,084)			$	36,201,942

Account Balance

FIXED INTEREST CONTRACT
17,748,936	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		17,748,936

TOTAL FIXED INTEREST CONTRACT — 22.07% (Cost $17,748,936)			$	17,748,936

TOTAL INVESTMENTS — 100.10% (Cost $76,859,405)			$	80,520,389

OTHER ASSETS & LIABILITIES, NET — (0.10)%			$	(78,661)

TOTAL NET ASSETS — 100.00%			$	80,441,728

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
867,512	Great-West Federated Bond Fund Initial Class(a)	$	9,239,006
721,527	Great-West Loomis Sayles Bond Fund Initial Class(a)		10,130,237
537,367	Great-West Putnam High Yield Bond Fund Initial Class(a)		4,610,606
1,295,929	Great-West Templeton Global Bond Fund Initial Class(a)		12,453,881
808,403	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		9,708,920

TOTAL BOND MUTUAL FUNDS — 24.04% (Cost $45,933,266)		$	46,142,650

EQUITY MUTUAL FUNDS
615,844	Great-West American Century Growth Fund Initial Class(a)		7,815,060
1,391,424	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		18,032,853
271,510	Great-West Invesco Small Cap Value Fund Initial Class(a)		3,203,821
121,315	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		3,195,438
744,262	Great-West MFS International Growth Fund Initial Class(a)		9,161,868
1,673,022	Great-West MFS International Value Fund Initial Class(a)		18,737,842

Shares				Fair Value

Equity Mutual Funds — (continued)
861,130		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	7,819,062
1,085,138		Great-West Putnam Equity Income Fund Initial Class(a)		15,821,305
683,704		Great-West Real Estate Index Fund Initial Class(a)		7,691,666
166,291		Great-West Small Cap Growth Fund Initial Class(a)		3,194,449
780,923		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		15,821,501
199,245		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,496,971

TOTAL EQUITY MUTUAL FUNDS — 59.90% (Cost $100,892,123)			$	114,991,836

Account Balance

FIXED INTEREST CONTRACT
30,821,233	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		30,821,233

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $30,821,233)			$	30,821,233

TOTAL INVESTMENTS — 99.99% (Cost $177,646,622)			$	191,955,719

OTHER ASSETS & LIABILITIES, NET — 0.01%			$	9,833

TOTAL NET ASSETS — 100.00%			$	191,965,552

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
545,809	Great-West Federated Bond Fund Initial Class(a)	$	5,812,865
451,723	Great-West Loomis Sayles Bond Fund Initial Class(a)		6,342,194
336,497	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,887,148
812,552	Great-West Templeton Global Bond Fund Initial Class(a)		7,808,628
509,411	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		6,118,020

TOTAL BOND MUTUAL FUNDS — 18.05% (Cost $28,906,337)		$	28,968,855

EQUITY MUTUAL FUNDS
639,894	Great-West American Century Growth Fund Initial Class(a)		8,120,260
1,444,037	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		18,714,720
283,474	Great-West Invesco Small Cap Value Fund Initial Class(a)		3,344,990
126,245	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		3,325,288
772,369	Great-West MFS International Growth Fund Initial Class(a)		9,507,861
1,733,544	Great-West MFS International Value Fund Initial Class(a)		19,415,696

Shares				Fair Value

Equity Mutual Funds — (continued)
895,831		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	8,134,143
1,126,329		Great-West Putnam Equity Income Fund Initial Class(a)		16,421,876
503,002		Great-West Real Estate Index Fund Initial Class(a)		5,658,770
173,269		Great-West Small Cap Growth Fund Initial Class(a)		3,328,504
810,322		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		16,417,124
207,334		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,679,533

TOTAL EQUITY MUTUAL FUNDS — 72.92% (Cost $97,711,403)			$	117,068,765

Account Balance

FIXED INTEREST CONTRACT
14,532,449	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		14,532,449

TOTAL FIXED INTEREST CONTRACT — 9.05% (Cost $14,532,449)			$	14,532,449

TOTAL INVESTMENTS — 100.02% (Cost $141,150,189)			$	160,570,069

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(38,090)

TOTAL NET ASSETS — 100.00%			$	160,531,979

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

EQUITY MUTUAL FUNDS
488,074	Great-West American Century Growth Fund Initial Class(a)	$6,193,661
1,104,396	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	14,312,974
216,140	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,550,457
96,316	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,536,976
593,303	Great-West MFS International Growth Fund Initial Class(a)	7,303,562
1,327,872	Great-West MFS International Value Fund Initial Class(a)	14,872,162
683,252	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,203,932
861,834	Great-West Putnam Equity Income Fund Initial Class(a)	12,565,534

Shares		Fair Value

Equity Mutual Funds — (continued)
235,698	Great-West Real Estate Index Fund Initial Class(a)	$2,651,597
132,123	Great-West Small Cap Growth Fund Initial Class(a)	2,538,076
620,285	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	12,566,969
158,226	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,571,163

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $75,480,448)		$87,867,063

TOTAL INVESTMENTS — 100.01% (Cost $75,480,448)		$87,867,063

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(4,440)

TOTAL NET ASSETS — 100.00%		$87,862,623

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

  September 30, 2014

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2014:

		Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2014	$	8,672,933	$14,443,101	$25,288,048	$13,610,775
Total realized gains (loss)		–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date		–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date		–	–	–	–
Total interest received		107,118	179,865	354,107	162,025
Purchases		1,682,635	4,234,909	9,694,733	1,717,191
Sales		(601,596)	(1,108,939)	(4,515,655)	(957,542)
Transfers into Level 3		–	–	–	–
Transfers (out of) Level 3		–	–	–	–

Ending Balance, September 30, 2014	$	9,861,090	$17,748,936	$30,821,233	$14,532,449

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

  September 30, 2014

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 9/30/2014		Fair Value 12/31/2013		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 9/30/2014
Great-West American Century Growth Fund Initial Class	62,837	$	714,606	$	218,562	$	114,499	$	35,120	$	4,441	$	797,402
Great-West Federated Bond Fund Initial Class	337,421		3,156,470		637,853		259,799		1,700		77,665		3,593,533
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	141,871		1,658,204		436,419		292,061		67,197		33,353		1,838,648
Great-West Invesco Small Cap Value Fund Initial Class	27,624		296,448		118,043		86,794		(893)		4,379		325,960
Great-West Life & Annuity Contract	9,861,090		8,672,933		1,682,635		601,596		—		107,118		9,861,090
Great-West Loomis Sayles Bond Fund Initial Class	281,565		3,481,077		694,698		301,511		1,581		63,164		3,953,177
Great-West Loomis Sayles Small Cap Value Fund Initial Class	12,377		295,479		104,873		57,389		3,460		1,351		326,019
Great-West MFS International Growth Fund Initial Class	76,531		848,042		229,364		86,996		25,470		715		942,096
Great-West MFS International Value Fund Initial Class	170,588		1,710,801		444,121		191,836		68,921		3,441		1,910,581
Great-West Multi-Manager Large Cap Growth Fund Initial Class	87,816		724,924		192,799		152,259		14,958		1,565		797,373
Great-West Putnam Equity Income Fund Initial Class	110,884		1,444,817		367,869		161,240		106,995		14,913		1,616,689
Great-West Putnam High Yield Bond Fund Initial Class	209,486		1,582,488		364,161		146,249		8,203		38,620		1,797,394
Great-West Real Estate Index Fund Initial Class	194,579		1,930,629		493,320		520,546		(41,618)		23,894		2,189,015
Great-West Short Duration Bond Fund Initial Class	275,220		2,504,749		511,518		157,206		4,400		28,430		2,848,526
Great-West Small Cap Growth Fund Initial Class	16,946		303,148		144,704		98,178		(12,276)		—		325,528
Great-West T. Rowe Price Equity Income Fund Initial Class	79,798		1,441,598		343,174		135,156		70,741		12,248		1,616,710

  September 30, 2014

Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	20,323	412,016	125,946	65,030	25,582	2,349	458,690
Great-West Templeton Global Bond Fund Initial Class	503,566	4,269,836	933,252	371,871	5,436	82,340	4,839,270
Great-West U.S. Government Mortgage Securities Fund Initial Class	314,175	3,311,760	676,289	281,076	(5,217)	67,956	3,773,241

					$379,760	$567,942	$43,810,942

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014
Great-West American Century Growth Fund Initial Class	186,473	$1,972,189	$585,652	$147,027	$67,171	$13,130	$2,366,342
Great-West Federated Bond Fund Initial Class	500,233	4,319,110	1,294,864	354,243	5,205	111,654	5,327,477
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	421,730	4,579,241	1,204,931	442,292	128,782	99,521	5,465,621
Great-West Invesco Small Cap Value Fund Initial Class	83,000	816,981	334,097	122,576	33,939	13,131	979,405
Great-West Life & Annuity Contract	17,748,936	14,443,101	4,234,909	1,108,939	—	179,865	17,748,936
Great-West Loomis Sayles Bond Fund Initial Class	415,281	4,786,858	1,324,666	371,572	2,023	89,512	5,830,543
Great-West Loomis Sayles Small Cap Value Fund Initial Class	37,051	815,366	302,437	65,794	31,906	3,958	975,933
Great-West MFS International Growth Fund Initial Class	225,823	2,334,479	678,526	143,566	14,830	2,146	2,779,874
Great-West MFS International Value Fund Initial Class	506,904	4,733,800	1,276,036	239,113	114,070	10,384	5,677,329
Great-West Multi-Manager Large Cap Growth Fund Initial Class	261,087	2,003,109	501,732	215,383	43,073	4,584	2,370,673
Great-West Putnam Equity Income Fund Initial Class	329,123	3,987,730	1,055,448	289,874	131,486	43,177	4,798,612
Great-West Putnam High Yield Bond Fund Initial Class	309,220	2,173,353	659,444	168,614	9,260	54,431	2,653,108
Great-West Real Estate Index Fund Initial Class	324,353	2,940,189	951,280	642,264	(55,347)	37,644	3,648,971
Great-West Small Cap Growth Fund Initial Class	50,803	833,892	381,818	154,087	(18,554)	—	975,918
Great-West T. Rowe Price Equity Income Fund Initial Class	236,797	3,982,125	1,072,492	213,706	128,479	34,550	4,797,506
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	60,512	1,137,233	347,694	112,100	32,032	7,057	1,365,758
Great-West Templeton Global Bond Fund Initial Class	744,192	5,848,950	1,621,355	316,291	3,316	123,471	7,151,690
Great-West U.S. Government Mortgage Securities Fund Initial Class	466,835	4,532,753	1,385,823	395,437	(6,276)	97,355	5,606,693

					$665,395	$925,570	$80,520,389

  September 30, 2014

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014
Great-West American Century Growth Fund Initial Class	615,844	$6,552,033	$2,603,700	$1,194,045	$304,582	$44,772	$7,815,060
Great-West Federated Bond Fund Initial Class	867,512	7,563,677	3,162,427	1,668,063	9	207,402	9,239,006
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,391,424	15,145,574	5,623,604	3,034,122	822,585	336,297	18,032,853
Great-West Invesco Small Cap Value Fund Initial Class	271,510	2,690,379	1,287,509	609,166	148,497	44,177	3,203,821
Great-West Life & Annuity Contract	30,821,233	25,288,048	9,694,733	4,515,655	—	354,107	30,821,233
Great-West Loomis Sayles Bond Fund Initial Class	721,527	8,380,714	3,270,032	1,772,975	(7,809)	168,637	10,130,237
Great-West Loomis Sayles Small Cap Value Fund Initial Class	121,315	2,697,404	1,192,292	338,404	223,040	13,859	3,195,438
Great-West MFS International Growth Fund Initial Class	744,262	7,778,527	3,006,462	1,032,572	370,621	7,137	9,161,868
Great-West MFS International Value Fund Initial Class	1,673,022	15,765,232	5,872,879	2,077,656	1,026,875	34,443	18,737,842
Great-West Multi-Manager Large Cap Growth Fund Initial Class	861,130	6,581,068	2,299,297	1,305,643	232,859	15,822	7,819,062
Great-West Putnam Equity Income Fund Initial Class	1,085,138	13,262,169	4,831,741	2,131,248	914,399	152,272	15,821,305
Great-West Putnam High Yield Bond Fund Initial Class	537,367	3,804,882	1,559,221	726,604	50,257	103,443	4,610,606
Great-West Real Estate Index Fund Initial Class	683,704	6,287,461	2,846,658	2,662,372	(273,540)	87,348	7,691,666
Great-West Small Cap Growth Fund Initial Class	166,291	2,722,942	1,510,314	514,495	147,990	—	3,194,449
Great-West T. Rowe Price Equity Income Fund Initial Class	780,923	13,248,087	4,699,673	1,750,728	779,020	126,583	15,821,501
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	199,245	3,778,041	1,516,881	742,984	189,099	23,517	4,496,971
Great-West Templeton Global Bond Fund Initial Class	1,295,929	10,254,261	3,995,751	1,799,803	29,872	216,374	12,453,881
Great-West U.S. Government Mortgage Securities Fund Initial Class	808,403	7,937,605	3,362,957	1,827,196	(58,104)	181,782	9,708,920

					$4,900,252	$2,117,972	$191,955,719

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014
Great-West American Century Growth Fund Initial Class	639,894	$7,774,553	$814,129	$470,452	$131,570	$46,249	$8,120,260
Great-West Federated Bond Fund Initial Class	545,809	5,425,176	774,870	491,196	(430)	128,258	5,812,865
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,444,037	17,950,292	1,418,967	1,107,731	620,600	347,157	18,714,720
Great-West Invesco Small Cap Value Fund Initial Class	283,474	3,194,007	610,469	312,450	117,157	45,780	3,344,990
Great-West Life & Annuity Contract	14,532,449	13,610,775	1,717,191	957,542	—	162,025	14,532,449
Great-West Loomis Sayles Bond Fund Initial Class	451,723	6,012,313	708,182	514,554	1,654	104,393	6,342,194
Great-West Loomis Sayles Small Cap Value Fund Initial Class	126,245	3,209,941	552,493	164,582	128,302	14,335	3,325,288
Great-West MFS International Growth Fund Initial Class	772,369	9,256,306	1,123,776	501,958	121,777	7,387	9,507,861
Great-West MFS International Value Fund Initial Class	1,733,544	18,716,438	1,828,920	840,783	447,916	35,604	19,415,696
Great-West Multi-Manager Large Cap Growth Fund Initial Class	895,831	7,781,515	588,970	860,807	(153,532)	16,320	8,134,143

  September 30, 2014

Great-West Putnam Equity Income Fund Initial Class	1,126,329	15,767,396	1,129,478	836,259	383,742	156,905	16,421,876
Great-West Putnam High Yield Bond Fund Initial Class	336,497	2,731,269	368,480	211,081	11,323	64,004	2,887,148
Great-West Real Estate Index Fund Initial Class	503,002	5,262,623	847,949	1,212,324	(106,833)	63,210	5,658,770
Great-West Small Cap Growth Fund Initial Class	173,269	3,224,072	910,601	385,036	33,854	—	3,328,504
Great-West T. Rowe Price Equity Income Fund Initial Class	810,322	15,752,048	1,163,466	414,901	465,071	130,105	16,417,124
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	207,334	4,488,683	548,177	254,437	220,244	24,352	4,679,533
Great-West Templeton Global Bond Fund Initial Class	812,552	7,354,648	897,965	421,820	43,929	135,143	7,808,628
Great-West U.S. Government Mortgage Securities Fund Initial Class	509,411	5,693,659	838,495	539,639	(22,555)	112,294	6,118,020

					$2,443,789	$1,593,521	$160,570,069

Great-West Aggressive Profile I Fund
Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014
Great-West American Century Growth Fund Initial Class	488,074	$5,799,363	$610,561	$241,268	$66,611	$35,349	$6,193,661
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,104,396	13,400,804	1,060,020	533,889	407,497	266,240	14,312,974
Great-West Invesco Small Cap Value Fund Initial Class	216,140	2,372,939	510,069	233,075	74,835	34,878	2,550,457
Great-West Loomis Sayles Small Cap Value Fund Initial Class	96,316	2,390,716	459,067	112,568	88,821	10,875	2,536,976
Great-West MFS International Growth Fund Initial Class	593,303	6,889,121	1,073,966	376,635	89,290	5,680	7,303,562
Great-West MFS International Value Fund Initial Class	1,327,872	13,953,416	1,880,303	717,672	348,416	27,391	14,872,162
Great-West Multi-Manager Large Cap Growth Fund Initial Class	683,252	5,793,719	542,240	649,764	(165,265)	12,464	6,203,932
Great-West Putnam Equity Income Fund Initial Class	861,834	11,780,065	1,015,590	537,159	241,271	119,466	12,565,534
Great-West Real Estate Index Fund Initial Class	235,698	2,432,494	424,976	550,046	(48,058)	29,648	2,651,597
Great-West Small Cap Growth Fund Initial Class	132,123	2,394,794	753,561	298,708	20,593	—	2,538,076
Great-West T. Rowe Price Equity Income Fund Initial Class	620,285	11,761,893	1,210,846	436,489	248,505	98,586	12,566,969
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	158,226	3,349,180	403,191	152,358	111,795	18,680	3,571,163

					$1,484,311	$659,257	$87,867,063

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of September 30, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Conservative Profile I Fund	$42,517,786	$1,864,858	$(571,702)	$1,293,156
Great-West Moderately Conservative Profile I Fund	76,632,986	4,972,013	(1,084,610)	3,887,403
Great-West Moderate Profile I Fund	177,601,083	16,112,593	(1,757,957)	14,354,636
Great-West Moderately Aggressive Profile I Fund	141,872,417	20,651,474	(1,953,822)	18,697,652
Great-West Aggressive Profile I Fund	76,324,650	12,792,896	(1,250,483)	11,542,413

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
3,089,604	Great-West Federated Bond Fund Initial Class(a)	$	32,904,286
2,562,674	Great-West Loomis Sayles Bond Fund Initial Class(a)		35,979,943
1,904,661	Great-West Putnam High Yield Bond Fund Initial Class(a)		16,341,992
2,519,793	Great-West Short Duration Bond Fund Initial Class(a)		26,079,858
4,598,382	Great-West Templeton Global Bond Fund Initial Class(a)		44,190,450
2,882,091	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		34,613,911

TOTAL BOND MUTUAL FUNDS — 47.55% (Cost $190,125,218)		$	190,110,440

EQUITY MUTUAL FUNDS
571,054	Great-West American Century Growth Fund Initial Class(a)		7,246,670
1,285,354	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		16,658,194
251,569	Great-West Invesco Small Cap Value Fund Initial Class(a)		2,968,510
111,723	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,942,791
689,240	Great-West MFS International Growth Fund Initial Class(a)		8,484,540
1,545,981	Great-West MFS International Value Fund Initial Class(a)		17,314,990

Shares			Fair Value

Equity Mutual Funds — (continued)
801,473	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	7,277,370
1,003,732	Great-West Putnam Equity Income Fund Initial Class(a)		14,634,413
1,778,578	Great-West Real Estate Index Fund Initial Class(a)		20,008,999
153,886	Great-West Small Cap Growth Fund Initial Class(a)		2,956,157
722,431	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		14,636,459
184,622	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,166,923

TOTAL EQUITY MUTUAL FUNDS — 29.84% (Cost $108,614,250)		$	119,296,016

Account Balance

FIXED INTEREST CONTRACT
90,379,336(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		90,379,336

TOTAL FIXED INTEREST CONTRACT — 22.60% (Cost $90,379,336)		$	90,379,336

TOTAL INVESTMENTS — 99.99% (Cost $389,118,804)		$	399,785,792

OTHER ASSETS & LIABILITIES, NET — 0.01%		$	50,857

TOTAL NET ASSETS — 100.00%		$	399,836,649

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares				Fair Value

BOND MUTUAL FUNDS
816,046	Great-West Federated Bond Fund Initial Class(a)		$	8,690,896
676,899	Great-West Loomis Sayles Bond Fund Initial Class(a)			9,503,658
503,951	Great-West Putnam High Yield Bond Fund Initial Class(a)			4,323,901
1,213,047	Great-West Templeton Global Bond Fund Initial Class(a)			11,657,381
760,864	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)			9,137,975

TOTAL BOND MUTUAL FUNDS — 33.09% (Cost $43,440,549)		$		43,313,811

EQUITY MUTUAL FUNDS
302,430	Great-West American Century Growth Fund Initial Class(a)			3,837,843
684,384	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)			8,869,613
134,491	Great-West Invesco Small Cap Value Fund Initial Class(a)			1,586,992
60,074	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)			1,582,343
366,570	Great-West MFS International Growth Fund Initial Class(a)			4,512,480
824,135	Great-West MFS International Value Fund Initial Class(a)			9,230,319

Shares			Fair Value

Equity Mutual Funds — (continued)
422,689	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	3,838,013
534,229	Great-West Putnam Equity Income Fund Initial Class(a)		7,789,062
527,735	Great-West Real Estate Index Fund Initial Class(a)		5,937,016
82,180	Great-West Small Cap Growth Fund Initial Class(a)		1,578,680
384,447	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		7,788,894
98,189	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		2,216,125

TOTAL EQUITY MUTUAL FUNDS — 44.89% (Cost $53,504,126)		$	58,767,380

Account Balance

FIXED INTEREST CONTRACT
28,975,413(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		28,975,413

TOTAL FIXED INTEREST CONTRACT — 22.14% (Cost $28,975,413)		$	28,975,413

TOTAL INVESTMENTS — 100.12% (Cost $125,920,088)		$	131,056,604

OTHER ASSETS & LIABILITIES, NET — (0.12)%		$	(151,838)

TOTAL NET ASSETS — 100.00%		$	130,904,766

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
5,057,688	Great-West Federated Bond Fund Initial Class(a)	$	53,864,373
4,198,328	Great-West Loomis Sayles Bond Fund Initial Class(a)		58,944,531
3,120,807	Great-West Putnam High Yield Bond Fund Initial Class(a)		26,776,521
7,544,284	Great-West Templeton Global Bond Fund Initial Class(a)		72,500,571
4,716,572	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		56,646,025

TOTAL BOND MUTUAL FUNDS — 24.11% (Cost $268,153,406)		$	268,732,021

EQUITY MUTUAL FUNDS
3,571,725	Great-West American Century Growth Fund Initial Class(a)		45,325,192
8,066,303	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		104,539,290
1,576,560	Great-West Invesco Small Cap Value Fund Initial Class(a)		18,603,405
702,123	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		18,493,909
4,311,327	Great-West MFS International Growth Fund Initial Class(a)		53,072,436
9,693,618	Great-West MFS International Value Fund Initial Class(a)		108,568,525

Shares			Fair Value

Equity Mutual Funds — (continued)
5,001,577	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	45,414,321
6,285,783	Great-West Putnam Equity Income Fund Initial Class(a)		91,646,709
3,974,828	Great-West Real Estate Index Fund Initial Class(a)		44,716,818
965,148	Great-West Small Cap Growth Fund Initial Class(a)		18,540,484
4,524,762	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		91,671,678
1,156,634	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		26,105,240

TOTAL EQUITY MUTUAL FUNDS — 59.81% (Cost $566,055,866)		$	666,698,007

Account Balance

FIXED INTEREST CONTRACT
179,705,283(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		179,705,283

TOTAL FIXED INTEREST CONTRACT — 16.12% (Cost $179,705,283)		$	179,705,283

TOTAL INVESTMENTS — 100.04% (Cost $1,013,914,555)		$	1,115,135,311

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(426,408)

TOTAL NET ASSETS — 100.00%		$	1,114,708,903

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
1,169,771	Great-West Federated Bond Fund Initial Class(a)	$	12,458,054
975,495	Great-West Loomis Sayles Bond Fund Initial Class(a)		13,695,946
725,614	Great-West Putnam High Yield Bond Fund Initial Class(a)		6,225,771
1,749,296	Great-West Templeton Global Bond Fund Initial Class(a)		16,810,738
1,089,425	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		13,083,990

TOTAL BOND MUTUAL FUNDS — 17.97% (Cost $62,359,315)		$	62,274,499

EQUITY MUTUAL FUNDS
1,376,071	Great-West American Century Growth Fund Initial Class(a)		17,462,341
3,112,951	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		40,343,847
611,468	Great-West Invesco Small Cap Value Fund Initial Class(a)		7,215,327
272,476	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		7,177,010
1,669,787	Great-West MFS International Growth Fund Initial Class(a)		20,555,074
3,735,594	Great-West MFS International Value Fund Initial Class(a)		41,838,657

Shares				Fair Value

Equity Mutual Funds — (continued)
1,923,585		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	17,466,155
2,428,044		Great-West Putnam Equity Income Fund Initial Class(a)		35,400,882
1,076,442		Great-West Real Estate Index Fund Initial Class(a)		12,109,975
374,102		Great-West Small Cap Growth Fund Initial Class(a)		7,186,495
1,747,396		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		35,402,242
447,250		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		10,094,425

TOTAL EQUITY MUTUAL FUNDS — 72.78% (Cost $221,084,082)			$	252,252,430

Account Balance

FIXED INTEREST CONTRACT
31,148,081	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		31,148,081

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $31,148,081)			$	31,148,081

TOTAL INVESTMENTS — 99.74% (Cost $314,591,478)			$	345,675,010

OTHER ASSETS & LIABILITIES, NET — 0.26%			$	905,438

TOTAL NET ASSETS — 100.00%			$	346,580,448

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

EQUITY MUTUAL FUNDS
3,665,011	Great-West American Century Growth Fund Initial Class(a)	$	46,508,984
8,297,061	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		107,529,916
1,626,164	Great-West Invesco Small Cap Value Fund Initial Class(a)		19,188,739
723,064	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		19,045,507
4,440,751	Great-West MFS International Growth Fund Initial Class(a)		54,665,641
9,960,121	Great-West MFS International Value Fund Initial Class(a)		111,553,359
5,130,191	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)		46,582,133
6,470,825	Great-West Putnam Equity Income Fund Initial Class(a)		94,344,636

Shares			Fair Value

Equity Mutual Funds — (continued)
1,767,278	Great-West Real Estate Index Fund Initial Class(a)	$	19,881,878
994,710	Great-West Small Cap Growth Fund Initial Class(a)		19,108,370
4,653,678	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		94,283,514
1,189,674	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		26,850,948

TOTAL EQUITY MUTUAL FUNDS — 99.92% (Cost $564,472,542)		$	659,543,625

TOTAL INVESTMENTS — 99.92% (Cost $564,472,542)		$	659,543,625

OTHER ASSETS & LIABILITIES, NET — 0.08%		$	510,675

TOTAL NET ASSETS — 100.00%		$	660,054,300

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

  September 30, 2014

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2014:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2014	$90,506,543	$26,158,096	$176,307,414	$28,820,458
Total realized gain (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	1,058,127	319,313	2,062,061	348,421
Purchases	9,642,518	5,386,605	15,095,239	5,299,205
Sales	(10,827,852)	(2,888,601)	(13,759,431)	(3,320,003)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, September 30, 2014	$90,379,336	$28,975,413	$179,705,283	$31,148,081

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds Colorado tax returns remain open for an additional year.

  September 30, 2014

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile II Fund

Affiliate	Shares Held/Account Balance 9/30/2014		Fair Value 12/31/2013		Purchase Cost		Sales Cost	Net Realized Gain/(Loss)		Dividends and Interest Received			Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	571,054	$	7,351,260	$	1,563,963	$	1,447,195	$	381,804	$	42,394	$	7,246,670
Great-West Federated Bond Fund Initial Class	3,089,604		32,951,410		3,823,688		4,489,426		26,704		753,293		32,904,286
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,285,354		16,961,181		3,038,475		3,569,224		862,577		314,834		16,658,194
Great-West Invesco Small Cap Value Fund Initial Class	251,569		3,026,593		908,834		964,407		(3,732)		40,979		2,968,510
Great-West Life & Annuity Contract	90,379,336		90,506,543		9,642,518		10,827,852		—		1,058,127		90,379,336
Great-West Loomis Sayles Bond Fund Initial Class	2,562,674		36,347,797		3,597,075		4,790,772		39,758		625,912		35,979,943
Great-West Loomis Sayles Small Cap Value Fund Initial Class	111,723		3,028,578		790,779		712,900		46,021		13,085		2,942,791
Great-West MFS International Growth Fund Initial Class	689,240		8,694,815		1,519,002		1,189,487		330,309		6,719		8,484,540
Great-West MFS International Value Fund Initial Class	1,545,981		17,610,333		2,665,163		2,281,470		875,687		32,409		17,314,990
Great-West Multi-Manager Large Cap Growth Fund Initial Class	801,473		7,351,534		1,421,917		1,770,138		193,769		15,023		7,277,370
Great-West Putnam Equity Income Fund Initial Class	1,003,732		14,902,016		2,436,601		2,098,241		1,359,636		144,949		14,634,413
Great-West Putnam High Yield Bond Fund Initial Class	1,904,661		16,520,140		1,906,277		2,027,659		135,411		384,418		16,341,992
Great-West Real Estate Index Fund Initial Class	1,778,578		20,087,709		2,953,203		6,022,305		(467,155)		237,578		20,008,999
Great-West Short Duration Bond Fund Initial Class	2,519,793		26,156,186		3,072,492		3,014,318		82,625		278,196		26,079,858
Great-West Small Cap Growth Fund Initial Class	153,886		3,032,795		1,210,367		1,080,422		(141,021)		—		2,956,157
Great-West T. Rowe Price Equity Income Fund Initial Class	722,431		14,898,416		2,224,655		1,842,125		1,049,816		121,827		14,636,459

  September 30, 2014

Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	184,622	4,240,922	923,726	809,821	315,381	22,006	4,166,923
Great-West Templeton Global Bond Fund Initial Class	4,598,382	44,470,478	4,870,532	5,226,406	121,833	777,086	44,190,450
Great-West U.S. Government Mortgage Securities Fund Initial Class	2,882,091	34,584,295	4,225,358	4,922,533	(97,428)	660,242	34,613,911

					$5,111,995	$5,529,077	$399,785,792

Great-West Moderately Conservative Profile II Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	302,430	$3,530,676	$929,549	$582,163	$104,641	$22,064	$3,837,843
Great-West Federated Bond Fund Initial Class	816,046	7,847,932	1,669,635	977,912	(4,783)	191,851	8,690,896
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	684,384	8,168,982	1,867,385	1,376,584	297,706	165,753	8,869,613
Great-West Invesco Small Cap Value Fund Initial Class	134,491	1,466,565	519,521	328,724	56,602	21,782	1,586,992
Great-West Life & Annuity Contract	28,975,413	26,158,096	5,386,605	2,888,601	—	319,313	28,975,413
Great-West Loomis Sayles Bond Fund Initial Class	676,899	8,650,172	1,680,544	1,017,924	4,406	155,114	9,503,658
Great-West Loomis Sayles Small Cap Value Fund Initial Class	60,074	1,468,086	458,179	190,653	85,815	6,776	1,582,343
Great-West MFS International Growth Fund Initial Class	366,570	4,191,478	1,035,328	485,493	116,781	3,547	4,512,480
Great-West MFS International Value Fund Initial Class	824,135	8,491,526	1,902,596	868,560	374,047	17,162	9,230,319
Great-West Multi-Manager Large Cap Growth Fund Initial Class	422,689	3,540,879	805,708	708,028	27,249	7,757	3,838,013
Great-West Putnam Equity Income Fund Initial Class	534,229	7,156,973	1,594,074	893,838	422,947	74,137	7,789,062
Great-West Putnam High Yield Bond Fund Initial Class	503,951	3,929,031	848,317	416,670	48,749	94,817	4,323,901
Great-West Real Estate Index Fund Initial Class	527,735	5,345,253	1,335,862	1,541,439	(134,002)	65,646	5,937,016
Great-West Small Cap Growth Fund Initial Class	82,180	1,481,855	646,457	420,964	(53,525)	—	1,578,680
Great-West T. Rowe Price Equity Income Fund Initial Class	384,447	7,144,970	1,541,753	814,080	272,100	60,811	7,788,894
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	98,189	2,041,658	522,358	312,754	88,940	11,663	2,216,125
Great-West Templeton Global Bond Fund Initial Class	1,213,047	10,614,084	2,312,641	1,313,628	(8,283)	204,289	11,657,381
Great-West U.S. Government Mortgage Securities Fund Initial Class	760,864	8,238,855	1,795,732	1,082,886	(39,301)	167,911	9,137,975

					$1,660,089	$1,590,393	$131,056,604

  September 30, 2014

Great-West Moderate Profile II Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	3,571,725	$45,410,428	$4,681,689	$4,385,196	$1,198,362	$265,155	$45,325,192
Great-West Federated Bond Fund Initial Class	5,057,688	52,815,301	5,650,575	5,641,114	(30,553)	1,219,211	53,864,373
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,066,303	105,037,857	8,621,159	10,999,683	4,463,141	1,976,546	104,539,290
Great-West Invesco Small Cap Value Fund Initial Class	1,576,560	18,740,595	3,499,734	2,454,914	1,057,803	257,220	18,603,405
Great-West Life & Annuity Contract	179,705,283	176,307,414	15,095,239	13,759,431	—	2,062,061	179,705,283
Great-West Loomis Sayles Bond Fund Initial Class	4,198,328	58,384,992	5,218,870	5,978,293	29,104	998,794	58,944,531
Great-West Loomis Sayles Small Cap Value Fund Initial Class	702,123	18,764,691	3,021,874	1,383,522	1,113,395	82,048	18,493,909
Great-West MFS International Growth Fund Initial Class	4,311,327	53,771,576	6,021,154	3,939,077	1,394,036	42,114	53,072,436
Great-West MFS International Value Fund Initial Class	9,693,618	109,096,626	9,518,147	6,880,064	4,166,946	203,679	108,568,525
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,001,577	45,500,698	3,750,034	7,266,535	(695,771)	93,621	45,414,321
Great-West Putnam Equity Income Fund Initial Class	6,285,783	92,026,607	7,030,852	8,085,241	3,702,882	903,397	91,646,709
Great-West Putnam High Yield Bond Fund Initial Class	3,120,807	26,515,616	2,696,956	2,376,106	169,538	612,860	26,776,521
Great-West Real Estate Index Fund Initial Class	3,974,828	44,273,223	5,361,630	11,347,303	(994,768)	518,166	44,716,818
Great-West Small Cap Growth Fund Initial Class	965,148	18,854,594	5,372,915	2,774,888	715,986	—	18,540,484
Great-West T. Rowe Price Equity Income Fund Initial Class	4,524,762	91,942,310	6,704,876	5,960,049	3,296,964	753,404	91,671,678
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,156,634	26,227,086	3,147,522	2,807,714	1,162,450	138,162	26,105,240
Great-West Templeton Global Bond Fund Initial Class	7,544,284	71,716,952	6,776,902	5,884,832	362,289	1,279,079	72,500,571
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,716,572	55,421,704	6,019,627	6,074,447	(285,702)	1,067,724	56,646,025

					$20,826,102	$12,473,241	$1,115,135,311

Great-West Moderately Aggressive Profile II Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	1,376,071	$16,245,951	$2,723,911	$1,399,720	$388,331	$100,370	$17,462,341
Great-West Federated Bond Fund Initial Class	1,169,771	11,517,322	2,134,031	1,407,058	1,097	278,414	12,458,054
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,112,951	37,468,124	5,689,314	3,834,240	1,266,254	751,433	40,343,847
Great-West Invesco Small Cap Value Fund Initial Class	611,468	6,705,095	1,699,467	1,013,483	104,404	98,659	7,215,327
Great-West Life & Annuity Contract	31,148,081	28,820,458	5,299,205	3,320,003	—	348,421	31,148,081
Great-West Loomis Sayles Bond Fund Initial Class	975,495	12,691,033	2,037,461	1,311,858	5,989	226,159	13,695,946
Great-West Loomis Sayles Small Cap Value Fund Initial Class	272,476	6,717,080	1,536,965	450,599	311,870	30,815	7,177,010
Great-West MFS International Growth Fund Initial Class	1,669,787	19,207,251	3,669,376	1,321,892	466,598	16,103	20,555,074
Great-West MFS International Value Fund Initial Class	3,735,594	38,867,227	6,084,712	2,292,094	1,147,084	77,708	41,838,657

  September 30, 2014

Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,923,585	16,245,973	2,366,422	2,640,008	(468,077)	35,374	17,466,155
Great-West Putnam Equity Income Fund Initial Class	2,428,044	32,930,739	4,754,175	2,650,424	1,230,848	337,538	35,400,882
Great-West Putnam High Yield Bond Fund Initial Class	725,614	5,770,569	1,030,990	546,670	45,952	138,381	6,225,771
Great-West Real Estate Index Fund Initial Class	1,076,442	11,154,232	1,923,185	2,552,705	(209,428)	137,175	12,109,975
Great-West Small Cap Growth Fund Initial Class	374,102	6,749,495	2,307,341	923,636	109,294	—	7,186,495
Great-West T. Rowe Price Equity Income Fund Initial Class	1,747,396	32,878,798	4,999,281	2,141,821	1,160,247	278,230	35,402,242
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	447,250	9,384,395	1,707,208	902,098	335,986	52,949	10,094,425
Great-West Templeton Global Bond Fund Initial Class	1,749,296	15,595,970	2,712,732	1,535,243	9,768	295,256	16,810,738
Great-West U.S. Government Mortgage Securities Fund Initial Class	1,089,425	12,084,762	2,298,112	1,557,767	(43,824)	243,652	13,083,990

					$5,862,393	$3,446,637	$345,675,010

Great-West Aggressive Profile II Fund

Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	3,665,011	$46,649,788	$4,132,169	$3,991,360	$1,080,181	$273,907	$46,508,984
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,297,061	107,882,046	7,286,291	8,041,610	6,054,643	2,045,229	107,529,916
Great-West Invesco Small Cap Value Fund Initial Class	1,626,164	19,237,677	3,496,615	2,391,068	1,020,820	266,044	19,188,739
Great-West Loomis Sayles Small Cap Value Fund Initial Class	723,064	19,260,549	2,990,014	1,349,416	1,025,407	84,673	19,045,507
Great-West MFS International Growth Fund Initial Class	4,440,751	55,296,953	6,233,700	4,214,335	1,200,708	43,635	54,665,641
Great-West MFS International Value Fund Initial Class	9,960,121	112,125,193	11,711,569	8,825,833	4,439,522	210,861	111,553,359
Great-West Multi-Manager Large Cap Growth Fund Initial Class	5,130,191	46,648,056	3,566,665	8,561,138	(2,144,087)	96,746	46,582,133
Great-West Putnam Equity Income Fund Initial Class	6,470,825	94,750,421	5,943,300	7,391,395	3,404,512	934,004	94,344,636
Great-West Real Estate Index Fund Initial Class	1,767,278	19,611,160	2,860,715	5,485,713	(505,468)	232,786	19,881,878
Great-West Small Cap Growth Fund Initial Class	994,710	19,329,125	5,293,184	2,848,186	384,155	—	19,108,370
Great-West T. Rowe Price Equity Income Fund Initial Class	4,653,678	94,672,252	7,189,913	5,893,798	3,989,273	778,986	94,283,514
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,189,674	26,960,033	2,699,571	1,935,220	1,564,298	143,024	26,850,948

					$21,513,964	$5,109,895	$659,543,625

  September 30, 2014

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of September 30, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Conservative Profile II Fund	$387,744,360	$17,686,982	$(5,645,550)	$12,041,432
Great-West Moderately Conservative Profile II Fund	126,006,714	7,027,765	(1,977,875)	5,049,890
Great-West Moderate Profile II Fund	1,014,269,333	114,300,881	(13,434,903)	100,865,978
Great-West Moderately Aggressive Profile II Fund	315,629,157	34,311,162	(4,265,309)	30,045,853
Great-West Aggressive Profile II Fund	579,517,019	92,349,954	(12,323,348)	80,026,606

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
505,294	American Century Inflation Adjusted Bond Fund Investor	$5,932,154
2,218,226	Great-West Bond Index Fund Initial Class(a)	30,123,510
1,697,722	Great-West Federated Bond Fund Initial Class(a)	18,080,733
852,628	Great-West Loomis Sayles Bond Fund Initial Class(a)	11,970,889
1,678,154	Great-West Putnam High Yield Bond Fund Initial Class(a)	14,398,559
639,339	Great-West Short Duration Bond Fund Initial Class(a)	6,617,161
632,106	Great-West Templeton Global Bond Fund Initial Class(a)	6,074,542
75,237	Metropolitan West High Yield Bond Fund M	760,650
1,011,572	Oppenheimer International Bond Fund A	6,079,546

TOTAL BOND MUTUAL FUNDS — 48.86% (Cost $101,359,559)		$100,037,744

EQUITY MUTUAL FUNDS
24,934	Allianz NFJ Small Cap Value Fund A	827,326
44,724	Cohen & Steers International Realty Fund A	507,612
211,928	Great-West American Century Growth Fund Initial Class(a)	2,689,361
404,074	Great-West Ariel Mid Cap Value Fund Initial Class(a)	670,762
204,043	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,644,399
473,210	Great-West International Index Fund Initial Class(a)	5,276,295
31,355	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	825,891
97,006	Great-West MFS International Growth Fund Initial Class(a)	1,194,140
130,982	Great-West MFS International Value Fund Initial Class(a)	1,466,998
296,521	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,692,410
224,647	Great-West Putnam Equity Income Fund Initial Class(a)	3,275,357
459,743	Great-West Real Estate Index Fund Initial Class(a)	5,172,104

Shares			Fair Value

Equity Mutual Funds — (continued)
681,902		Great-West S&P 500® Index Fund Initial Class(a)	$11,933,282
354,318		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,088,000
212,365		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,586,606
161,674		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,275,524
54,962		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,240,498
21,305		Harbor International Fund Investor	1,451,272
21,504		Invesco Developing Markets Fund R5	718,456
78,789		Invesco Global Real Estate Fund R5	976,984
34,491		Invesco International Growth Fund R5	1,193,034
16,098		Invesco Small Cap Discovery Fund A	182,235
31,558		Janus Triton Fund S	732,143
116,109		Nuveen Real Estate Securities Fund Investor	2,588,074
43,425		Oppenheimer Developing Markets Fund A	1,685,332
2,098,242		PIMCO Real Return Fund Admin	23,689,157
107,937		T. Rowe Price Real Estate Fund Advisor	2,585,096
47,761		Third Avenue Real Estate Value Fund Institutional	1,485,856
21,195		Wells Fargo Advantage Common Stock Fund A	525,425

TOTAL EQUITY MUTUAL FUNDS — 43.56% (Cost $83,300,637)			$89,179,629

Account Balance

FIXED INTEREST CONTRACT
15,445,087	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	15,445,087

TOTAL FIXED INTEREST CONTRACT — 7.54% (Cost $15,445,087)			$15,445,087

TOTAL INVESTMENTS — 99.96% (Cost $200,105,283)			$204,662,460

OTHER ASSETS & LIABILITIES, NET — 0.04%			$82,933

TOTAL NET ASSETS — 100.00%			$204,745,393

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
2,113,880	American Century Inflation Adjusted Bond Fund Investor	$24,816,953
9,277,990	Great-West Bond Index Fund Initial Class(a)	125,995,103
7,092,530	Great-West Federated Bond Fund Initial Class(a)	75,535,441
3,579,298	Great-West Loomis Sayles Bond Fund Initial Class(a)	50,253,342
7,056,897	Great-West Putnam High Yield Bond Fund Initial Class(a)	60,548,179
2,670,313	Great-West Short Duration Bond Fund Initial Class(a)	27,637,738
2,653,758	Great-West Templeton Global Bond Fund Initial Class(a)	25,502,620
318,301	Metropolitan West High Yield Bond Fund M	3,218,021
4,247,730	Oppenheimer International Bond Fund A	25,528,857

TOTAL BOND MUTUAL FUNDS — 41.91% (Cost $424,937,017)		$419,036,254

EQUITY MUTUAL FUNDS
166,576	Allianz NFJ Small Cap Value Fund A	5,527,008
253,975	Cohen & Steers International Realty Fund A	2,882,620
1,391,915	Great-West American Century Growth Fund Initial Class(a)	17,663,396
2,635,387	Great-West Ariel Mid Cap Value Fund Initial Class(a)	4,374,742
1,344,751	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,427,972
3,114,304	Great-West International Index Fund Initial Class(a)	34,724,486
209,469	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,517,418
635,720	Great-West MFS International Growth Fund Initial Class(a)	7,825,721
854,839	Great-West MFS International Value Fund Initial Class(a)	9,574,201
1,947,877	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	17,686,720
1,475,407	Great-West Putnam Equity Income Fund Initial Class(a)	21,511,435
2,452,775	Great-West Real Estate Index Fund Initial Class(a)	27,593,724

Shares			Fair Value

Equity Mutual Funds — (continued)
4,484,463		Great-West S&P 500® Index Fund Initial Class(a)	$78,478,098
2,327,582		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	33,424,076
1,396,517		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	17,009,575
1,062,001		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	21,516,140
366,067		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	8,262,135
138,968		Harbor International Fund Investor	9,466,505
143,639		Invesco Developing Markets Fund R5	4,798,973
457,895		Invesco Global Real Estate Fund R5	5,677,896
226,057		Invesco International Growth Fund R5	7,819,310
104,999		Invesco Small Cap Discovery Fund A	1,188,589
205,767		Janus Triton Fund S	4,773,801
620,396		Nuveen Real Estate Securities Fund Investor	13,828,629
286,527		Oppenheimer Developing Markets Fund A	11,120,110
8,793,442		PIMCO Real Return Fund Admin	99,277,956
576,069		T. Rowe Price Real Estate Fund Advisor	13,796,856
275,541		Third Avenue Real Estate Value Fund Institutional	8,572,069
139,678		Wells Fargo Advantage Common Stock Fund A	3,462,612

TOTAL EQUITY MUTUAL FUNDS — 51.48% (Cost $463,453,391)			$514,782,773

Account Balance

FIXED INTEREST CONTRACT
64,602,269	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	64,602,269

TOTAL FIXED INTEREST CONTRACT — 6.46% (Cost $64,602,269)			$64,602,269

TOTAL INVESTMENTS — 99.85% (Cost $952,992,677)			$998,421,296

OTHER ASSETS & LIABILITIES, NET — 0.15%			$1,470,316

TOTAL NET ASSETS — 100.00%			$999,891,612

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
82,625	American Century Inflation Adjusted Bond Fund Investor	$970,023
361,116	Great-West Bond Index Fund Initial Class(a)	4,903,952
276,811	Great-West Federated Bond Fund Initial Class(a)	2,948,035
139,830	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,963,216
276,190	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,369,707
103,993	Great-West Short Duration Bond Fund Initial Class(a)	1,076,327
103,581	Great-West Templeton Global Bond Fund Initial Class(a)	995,417
12,440	Metropolitan West High Yield Bond Fund M	125,765
165,641	Oppenheimer International Bond Fund A	995,499

TOTAL BOND MUTUAL FUNDS — 35.48% (Cost $16,443,996)		$16,347,941

EQUITY MUTUAL FUNDS
9,500	Allianz NFJ Small Cap Value Fund A	315,218
13,786	Cohen & Steers International Realty Fund A	156,474
79,440	Great-West American Century Growth Fund Initial Class(a)	1,008,097
149,432	Great-West Ariel Mid Cap Value Fund Initial Class(a)	248,057
76,960	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	997,403
179,060	Great-West International Index Fund Initial Class(a)	1,996,521
11,952	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	314,816
36,563	Great-West MFS International Growth Fund Initial Class(a)	450,090
49,378	Great-West MFS International Value Fund Initial Class(a)	553,032
111,031	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,008,165
84,571	Great-West Putnam Equity Income Fund Initial Class(a)	1,233,049
122,664	Great-West Real Estate Index Fund Initial Class(a)	1,379,964

Shares			Fair Value

Equity Mutual Funds — (continued)
256,809		Great-West S&P 500® Index Fund Initial Class(a)	$4,494,151
133,369		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,915,174
79,852		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	972,600
60,869		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,233,207
20,739		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	468,069
8,077		Harbor International Fund Investor	550,198
8,215		Invesco Developing Markets Fund R5	274,461
24,505		Invesco Global Real Estate Fund R5	303,857
12,997		Invesco International Growth Fund R5	449,566
6,048		Invesco Small Cap Discovery Fund A	68,463
11,864		Janus Triton Fund S	275,247
30,995		Nuveen Real Estate Securities Fund Investor	690,886
16,534		Oppenheimer Developing Markets Fund A	641,691
343,020		PIMCO Real Return Fund Admin	3,872,697
28,834		T. Rowe Price Real Estate Fund Advisor	690,576
14,797		Third Avenue Real Estate Value Fund Institutional	460,331
8,111		Wells Fargo Advantage Common Stock Fund A	201,079

TOTAL EQUITY MUTUAL FUNDS — 59.08% (Cost $26,405,485)			$27,223,139

Account Balance

FIXED INTEREST CONTRACT
2,519,710	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	2,519,710

TOTAL FIXED INTEREST CONTRACT — 5.47% (Cost $2,519,710)			$2,519,710

TOTAL INVESTMENTS — 100.03% (Cost $45,369,191)			$46,090,790

OTHER ASSETS & LIABILITIES, NET — (0.03)%			$(16,109)

TOTAL NET ASSETS — 100.00%			$46,074,681

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
388,789	American Century Inflation Adjusted Bond Fund Investor	$4,564,382
3,158,547	Great-West Bond Index Fund Initial Class(a)	42,893,062
2,415,551	Great-West Federated Bond Fund Initial Class(a)	25,725,618
1,216,732	Great-West Loomis Sayles Bond Fund Initial Class(a)	17,082,924
2,383,709	Great-West Putnam High Yield Bond Fund Initial Class(a)	20,452,223
492,807	Great-West Short Duration Bond Fund Initial Class(a)	5,100,553
970,762	Great-West Templeton Global Bond Fund Initial Class(a)	9,329,019
106,722	Metropolitan West High Yield Bond Fund M	1,078,963
1,551,678	Oppenheimer International Bond Fund A	9,325,588

TOTAL BOND MUTUAL FUNDS — 45.60% (Cost $137,015,828)		$135,552,332

EQUITY MUTUAL FUNDS
61,258	Allianz NFJ Small Cap Value Fund A	2,032,532
65,063	Cohen & Steers International Realty Fund A	738,467
428,094	Great-West American Century Growth Fund Initial Class(a)	5,432,508
800,539	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,328,894
413,842	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,363,386
1,130,879	Great-West International Index Fund Initial Class(a)	12,609,297
77,073	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,030,105
230,518	Great-West MFS International Growth Fund Initial Class(a)	2,837,676
310,435	Great-West MFS International Value Fund Initial Class(a)	3,476,875
598,968	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,438,631
453,352	Great-West Putnam Equity Income Fund Initial Class(a)	6,609,880
618,034	Great-West Real Estate Index Fund Initial Class(a)	6,952,882

Shares			Fair Value

Equity Mutual Funds — (continued)
1,378,976		Great-West S&P 500® Index Fund Initial Class(a)	$24,132,076
715,624		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,276,360
509,979		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,211,545
326,516		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,615,205
111,549		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,517,665
50,623		Harbor International Fund Investor	3,448,410
60,283		Invesco Developing Markets Fund R5	2,014,065
116,942		Invesco Global Real Estate Fund R5	1,450,076
81,877		Invesco International Growth Fund R5	2,832,136
39,092		Invesco Small Cap Discovery Fund A	442,524
75,380		Janus Triton Fund S	1,748,826
156,029		Nuveen Real Estate Securities Fund Investor	3,477,892
121,518		Oppenheimer Developing Markets Fund A	4,716,098
1,622,320		PIMCO Real Return Fund Admin	18,315,998
145,617		T. Rowe Price Real Estate Fund Advisor	3,487,531
71,378		Third Avenue Real Estate Value Fund Institutional	2,220,565
42,818		Wells Fargo Advantage Common Stock Fund A	1,061,457

TOTAL EQUITY MUTUAL FUNDS — 50.40% (Cost $135,676,993)			$149,819,562

Account Balance

FIXED INTEREST CONTRACT
11,913,103	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	11,913,103

TOTAL FIXED INTEREST CONTRACT — 4.01% (Cost $11,913,103)			$11,913,103

TOTAL INVESTMENTS — 100.01% (Cost $284,605,924)			$297,284,997

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(37,300)

TOTAL NET ASSETS — 100.00%			$297,247,697

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,593,307	American Century Inflation Adjusted Bond Fund Investor	$18,705,422
12,917,693	Great-West Bond Index Fund Initial Class(a)	175,422,276
9,882,490	Great-West Federated Bond Fund Initial Class(a)	105,248,520
4,968,516	Great-West Loomis Sayles Bond Fund Initial Class(a)	69,757,962
9,711,511	Great-West Putnam High Yield Bond Fund Initial Class(a)	83,324,765
2,010,621	Great-West Short Duration Bond Fund Initial Class(a)	20,809,930
3,965,348	Great-West Templeton Global Bond Fund Initial Class(a)	38,106,989
430,655	Metropolitan West High Yield Bond Fund M	4,353,923
6,342,313	Oppenheimer International Bond Fund A	38,117,301

TOTAL BOND MUTUAL FUNDS — 34.54% (Cost $559,835,999)		$553,847,088

EQUITY MUTUAL FUNDS
438,771	Allianz NFJ Small Cap Value Fund A	14,558,410
420,878	Cohen & Steers International Realty Fund A	4,776,969
3,081,847	Great-West American Century Growth Fund Initial Class(a)	39,108,637
5,861,975	Great-West Ariel Mid Cap Value Fund Initial Class(a)	9,730,879
2,981,914	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	38,645,607
8,120,972	Great-West International Index Fund Initial Class(a)	90,548,843
551,784	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	14,533,981
1,664,023	Great-West MFS International Growth Fund Initial Class(a)	20,484,128
2,240,708	Great-West MFS International Value Fund Initial Class(a)	25,095,928
4,321,198	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	39,236,480
3,274,516	Great-West Putnam Equity Income Fund Initial Class(a)	47,742,448
3,559,509	Great-West Real Estate Index Fund Initial Class(a)	40,044,475

Shares			Fair Value

Equity Mutual Funds — (continued)
9,948,724		Great-West S&P 500® Index Fund Initial Class(a)	$174,102,671
5,160,637		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	74,106,744
3,685,714		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	44,891,994
2,355,691		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	47,726,298
807,195		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	18,218,389
364,332		Harbor International Fund Investor	24,818,323
437,264		Invesco Developing Markets Fund R5	14,608,983
746,774		Invesco Global Real Estate Fund R5	9,259,992
591,408		Invesco International Growth Fund R5	20,456,805
281,463		Invesco Small Cap Discovery Fund A	3,186,164
543,381		Janus Triton Fund S	12,606,439
896,353		Nuveen Real Estate Securities Fund Investor	19,979,716
878,789		Oppenheimer Developing Markets Fund A	34,105,799
6,623,872		PIMCO Real Return Fund Admin	74,783,510
832,450		T. Rowe Price Real Estate Fund Advisor	19,937,172
456,900		Third Avenue Real Estate Value Fund Institutional	14,214,161
313,538		Wells Fargo Advantage Common Stock Fund A	7,772,604

TOTAL EQUITY MUTUAL FUNDS — 62.31% (Cost $873,397,117)			$999,282,549

Account Balance

FIXED INTEREST CONTRACT
48,730,005	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	48,730,005

TOTAL FIXED INTEREST CONTRACT — 3.04% (Cost $48,730,005)			$48,730,005

TOTAL INVESTMENTS — 99.89% (Cost $1,481,963,121)			$1,601,859,642

OTHER ASSETS & LIABILITIES, NET — 0.11%			$1,738,618

TOTAL NET ASSETS — 100.00%			$1,603,598,260

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
68,077	American Century Inflation Adjusted Bond Fund Investor	$799,230
554,797	Great-West Bond Index Fund Initial Class(a)	7,534,143
423,586	Great-West Federated Bond Fund Initial Class(a)	4,511,193
213,228	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,993,725
417,681	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,583,701
86,180	Great-West Short Duration Bond Fund Initial Class(a)	891,966
169,358	Great-West Templeton Global Bond Fund Initial Class(a)	1,627,528
18,347	Metropolitan West High Yield Bond Fund M	185,487
270,688	Oppenheimer International Bond Fund A	1,626,832

TOTAL BOND MUTUAL FUNDS — 23.27% (Cost $23,952,944)		$23,753,805

EQUITY MUTUAL FUNDS
35,138	Allianz NFJ Small Cap Value Fund A	1,165,863
31,415	Cohen & Steers International Realty Fund A	356,555
247,185	Great-West American Century Growth Fund Initial Class(a)	3,136,773
466,629	Great-West Ariel Mid Cap Value Fund Initial Class(a)	774,605
239,109	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,098,851
655,031	Great-West International Index Fund Initial Class(a)	7,303,601
44,207	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,164,409
133,104	Great-West MFS International Growth Fund Initial Class(a)	1,638,513
179,644	Great-West MFS International Value Fund Initial Class(a)	2,012,008
346,128	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,142,840
262,303	Great-West Putnam Equity Income Fund Initial Class(a)	3,824,382
240,343	Great-West Real Estate Index Fund Initial Class(a)	2,703,858

Shares			Fair Value

Equity Mutual Funds — (continued)
801,780		Great-West S&P 500® Index Fund Initial Class(a)	$14,031,155
413,962		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,944,500
295,311		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,596,887
188,771		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,824,491
64,545		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,456,771
29,410		Harbor International Fund Investor	2,003,438
35,080		Invesco Developing Markets Fund R5	1,172,016
56,765		Invesco Global Real Estate Fund R5	703,890
47,317		Invesco International Growth Fund R5	1,636,685
22,468		Invesco Small Cap Discovery Fund A	254,339
43,954		Janus Triton Fund S	1,019,728
60,409		Nuveen Real Estate Securities Fund Investor	1,346,526
70,729		Oppenheimer Developing Markets Fund A	2,744,986
283,968		PIMCO Real Return Fund Admin	3,205,999
56,258		T. Rowe Price Real Estate Fund Advisor	1,347,384
34,063		Third Avenue Real Estate Value Fund Institutional	1,059,711
24,959		Wells Fargo Advantage Common Stock Fund A	618,743

TOTAL EQUITY MUTUAL FUNDS — 74.72% (Cost $69,586,395)			$76,289,507

Account Balance

FIXED INTEREST CONTRACT
2,081,945	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	2,081,945

TOTAL FIXED INTEREST CONTRACT — 2.04% (Cost $2,081,945)			$2,081,945

TOTAL INVESTMENTS — 100.03% (Cost $95,621,284)			$102,125,257

OTHER ASSETS & LIABILITIES, NET — (0.03)%			$(31,888)

TOTAL NET ASSETS — 100.00%			$102,093,369

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
93,892	American Century Inflation Adjusted Bond Fund Investor	$1,102,291
1,820,530	Great-West Bond Index Fund Initial Class(a)	24,722,797
1,393,405	Great-West Federated Bond Fund Initial Class(a)	14,839,764
701,160	Great-West Loomis Sayles Bond Fund Initial Class(a)	9,844,287
1,368,758	Great-West Putnam High Yield Bond Fund Initial Class(a)	11,743,939
120,456	Great-West Short Duration Bond Fund Initial Class(a)	1,246,720
590,063	Great-West Templeton Global Bond Fund Initial Class(a)	5,670,506
61,905	Metropolitan West High Yield Bond Fund M	625,855
944,223	Oppenheimer International Bond Fund A	5,674,783

TOTAL BOND MUTUAL FUNDS — 31.56% (Cost $76,150,992)		$75,470,942

EQUITY MUTUAL FUNDS
82,958	Allianz NFJ Small Cap Value Fund A	2,752,538
54,568	Cohen & Steers International Realty Fund A	619,351
497,332	Great-West American Century Growth Fund Initial Class(a)	6,311,149
934,593	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,551,424
482,570	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	6,254,111
1,535,041	Great-West International Index Fund Initial Class(a)	17,115,704
104,349	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,748,555
313,040	Great-West MFS International Growth Fund Initial Class(a)	3,853,524
422,371	Great-West MFS International Value Fund Initial Class(a)	4,730,554
695,970	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	6,319,408
528,919	Great-West Putnam Equity Income Fund Initial Class(a)	7,711,646
460,664	Great-West Real Estate Index Fund Initial Class(a)	5,182,471

Shares			Fair Value

Equity Mutual Funds — (continued)
1,609,866		Great-West S&P 500® Index Fund Initial Class(a)	$28,172,662
835,063		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	11,991,499
697,263		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	8,492,660
380,639		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,711,748
131,100		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,958,922
69,035		Harbor International Fund Investor	4,702,672
95,148		Invesco Developing Markets Fund R5	3,178,893
96,282		Invesco Global Real Estate Fund R5	1,193,890
111,306		Invesco International Growth Fund R5	3,850,066
52,596		Invesco Small Cap Discovery Fund A	595,390
102,915		Janus Triton Fund S	2,387,616
116,553		Nuveen Real Estate Securities Fund Investor	2,597,968
191,203		Oppenheimer Developing Markets Fund A	7,420,586
392,591		PIMCO Real Return Fund Admin	4,432,355
108,206		T. Rowe Price Real Estate Fund Advisor	2,591,537
57,490		Third Avenue Real Estate Value Fund Institutional	1,788,517
50,771		Wells Fargo Advantage Common Stock Fund A	1,258,616

TOTAL EQUITY MUTUAL FUNDS — 67.10% (Cost $141,869,597)			$160,476,032

Account Balance

FIXED INTEREST CONTRACT
2,876,419	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	2,876,419

TOTAL FIXED INTEREST CONTRACT — 1.20% (Cost $2,876,419)			$2,876,419

TOTAL INVESTMENTS — 99.86% (Cost $220,897,008)			$238,823,393

OTHER ASSETS & LIABILITIES, NET — 0.14%			$334,915

TOTAL NET ASSETS — 100.00%			$239,158,308

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
270,740	American Century Inflation Adjusted Bond Fund Investor	$3,178,484
5,319,171	Great-West Bond Index Fund Initial Class(a)	72,234,344
4,058,589	Great-West Federated Bond Fund Initial Class(a)	43,223,976
2,034,120	Great-West Loomis Sayles Bond Fund Initial Class(a)	28,559,041
3,976,521	Great-West Putnam High Yield Bond Fund Initial Class(a)	34,118,555
344,233	Great-West Short Duration Bond Fund Initial Class(a)	3,562,813
1,714,141	Great-West Templeton Global Bond Fund Initial Class(a)	16,472,894
176,044	Metropolitan West High Yield Bond Fund M	1,779,802
2,741,268	Oppenheimer International Bond Fund A	16,475,022

TOTAL BOND MUTUAL FUNDS — 17.41% (Cost $221,521,676)		$219,604,931

EQUITY MUTUAL FUNDS
549,424	Allianz NFJ Small Cap Value Fund A	18,229,876
343,288	Cohen & Steers International Realty Fund A	3,896,320
3,303,180	Great-West American Century Growth Fund Initial Class(a)	41,917,357
6,209,934	Great-West Ariel Mid Cap Value Fund Initial Class(a)	10,308,490
3,185,719	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	41,286,915
10,145,210	Great-West International Index Fund Initial Class(a)	113,119,094
691,012	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	18,201,266
2,067,945	Great-West MFS International Growth Fund Initial Class(a)	25,456,400
2,791,080	Great-West MFS International Value Fund Initial Class(a)	31,260,092
4,634,941	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	42,085,267
3,497,047	Great-West Putnam Equity Income Fund Initial Class(a)	50,986,939
2,511,695	Great-West Real Estate Index Fund Initial Class(a)	28,256,573

Shares			Fair Value

Equity Mutual Funds — (continued)
10,650,710		Great-West S&P 500® Index Fund Initial Class(a)	$186,387,419
5,517,752		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	79,234,915
4,608,100		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	56,126,663
2,516,913		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	50,992,660
864,926		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	19,521,375
455,128		Harbor International Fund Investor	31,003,299
629,058		Invesco Developing Markets Fund R5	21,016,838
599,062		Invesco Global Real Estate Fund R5	7,428,364
735,038		Invesco International Growth Fund R5	25,424,968
343,915		Invesco Small Cap Discovery Fund A	3,893,117
683,231		Janus Triton Fund S	15,850,960
632,110		Nuveen Real Estate Securities Fund Investor	14,089,740
1,267,094		Oppenheimer Developing Markets Fund A	49,175,930
1,147,989		PIMCO Real Return Fund Admin	12,960,791
587,068		T. Rowe Price Real Estate Fund Advisor	14,060,278
364,281		Third Avenue Real Estate Value Fund Institutional	11,332,797
333,012		Wells Fargo Advantage Common Stock Fund A	8,255,365

TOTAL EQUITY MUTUAL FUNDS — 81.81% (Cost $896,409,560)			$1,031,760,068

Account Balance

FIXED INTEREST CONTRACT
8,393,609	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	8,393,609

TOTAL FIXED INTEREST CONTRACT — 0.67% (Cost $8,393,609)			$8,393,609

TOTAL INVESTMENTS — 99.89% (Cost $1,126,324,845)			$1,259,758,608

OTHER ASSETS & LIABILITIES, NET — 0.11%			$1,352,100

TOTAL NET ASSETS — 100.00%			$1,261,110,708

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
9,737	American Century Inflation Adjusted Bond Fund Investor	$114,308
188,064	Great-West Bond Index Fund Initial Class(a)	2,553,910
144,019	Great-West Federated Bond Fund Initial Class(a)	1,533,801
72,634	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,019,780
142,566	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,223,222
11,964	Great-West Short Duration Bond Fund Initial Class(a)	123,827
61,569	Great-West Templeton Global Bond Fund Initial Class(a)	591,680
6,657	Metropolitan West High Yield Bond Fund M	67,301
98,475	Oppenheimer International Bond Fund A	591,834

TOTAL BOND MUTUAL FUNDS — 8.24% (Cost $7,884,612)		$7,819,663

EQUITY MUTUAL FUNDS
46,946	Allianz NFJ Small Cap Value Fund A	1,557,652
30,124	Cohen & Steers International Realty Fund A	341,912
279,855	Great-West American Century Growth Fund Initial Class(a)	3,551,363
530,932	Great-West Ariel Mid Cap Value Fund Initial Class(a)	881,347
271,497	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,518,603
866,671	Great-West International Index Fund Initial Class(a)	9,663,377
59,085	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,556,310
176,623	Great-West MFS International Growth Fund Initial Class(a)	2,174,234
237,831	Great-West MFS International Value Fund Initial Class(a)	2,663,710
391,022	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,550,478
297,545	Great-West Putnam Equity Income Fund Initial Class(a)	4,338,213
192,344	Great-West Real Estate Index Fund Initial Class(a)	2,163,867

Shares			Fair Value

Equity Mutual Funds — (continued)
901,964		Great-West S&P 500® Index Fund Initial Class(a)	$15,784,366
469,590		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,743,307
392,480		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	4,780,412
214,185		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,339,395
73,432		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,657,352
39,002		Harbor International Fund Investor	2,656,800
53,614		Invesco Developing Markets Fund R5	1,791,227
53,612		Invesco Global Real Estate Fund R5	664,789
62,784		Invesco International Growth Fund R5	2,171,681
29,137		Invesco Small Cap Discovery Fund A	329,831
57,969		Janus Triton Fund S	1,344,880
48,615		Nuveen Real Estate Securities Fund Investor	1,083,625
108,131		Oppenheimer Developing Markets Fund A	4,196,581
40,516		PIMCO Real Return Fund Admin	457,426
45,251		T. Rowe Price Real Estate Fund Advisor	1,083,766
32,353		Third Avenue Real Estate Value Fund Institutional	1,006,499
28,547		Wells Fargo Advantage Common Stock Fund A	707,673

TOTAL EQUITY MUTUAL FUNDS — 91.48% (Cost $77,591,650)			$86,760,676

Account Balance

FIXED INTEREST CONTRACT
295,557	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	295,557

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $295,557)			$295,557

TOTAL INVESTMENTS — 100.03% (Cost $85,771,819)			$94,875,896

OTHER ASSETS & LIABILITIES, NET — (0.03)%			$(31,416)

TOTAL NET ASSETS — 100.00%			$94,844,480

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
588,021	Great-West Bond Index Fund Initial Class(a)	$7,985,324
449,049	Great-West Federated Bond Fund Initial Class(a)	4,782,370
225,659	Great-West Loomis Sayles Bond Fund Initial Class(a)	3,168,249
437,633	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,754,890
200,369	Great-West Templeton Global Bond Fund Initial Class(a)	1,925,552
20,271	Metropolitan West High Yield Bond Fund M	204,946
320,399	Oppenheimer International Bond Fund A	1,925,596

TOTAL BOND MUTUAL FUNDS — 18.71% (Cost $23,936,495)		$23,746,927

EQUITY MUTUAL FUNDS
59,990	Allianz NFJ Small Cap Value Fund A	1,990,473
28,998	Cohen & Steers International Realty Fund A	329,126
312,616	Great-West American Century Growth Fund Initial Class(a)	3,967,097
587,806	Great-West Ariel Mid Cap Value Fund Initial Class(a)	975,757
302,370	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,918,710
1,110,186	Great-West International Index Fund Initial Class(a)	12,378,575
75,458	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,987,571
226,941	Great-West MFS International Growth Fund Initial Class(a)	2,793,643
306,125	Great-West MFS International Value Fund Initial Class(a)	3,428,601
438,556	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,982,087
331,440	Great-West Putnam Equity Income Fund Initial Class(a)	4,832,402

Shares		Fair Value

Equity Mutual Funds — (continued)
225,932	Great-West Real Estate Index Fund Initial Class(a)	$2,541,734
1,007,421	Great-West S&P 500® Index Fund Initial Class(a)	17,629,875
522,727	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	7,506,359
503,803	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,136,319
238,549	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	4,833,006
82,047	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,851,811
50,010	Harbor International Fund Investor	3,406,660
78,339	Invesco Developing Markets Fund R5	2,617,302
51,148	Invesco Global Real Estate Fund R5	634,233
80,675	Invesco International Growth Fund R5	2,790,533
38,007	Invesco Small Cap Discovery Fund A	430,239
74,361	Janus Triton Fund S	1,725,179
57,377	Nuveen Real Estate Securities Fund Investor	1,278,938
158,025	Oppenheimer Developing Markets Fund A	6,132,934
53,324	T. Rowe Price Real Estate Fund Advisor	1,277,111
30,965	Third Avenue Real Estate Value Fund Institutional	963,325
31,547	Wells Fargo Advantage Common Stock Fund A	782,059

TOTAL EQUITY MUTUAL FUNDS — 81.24% (Cost $90,928,478)		$103,121,659

TOTAL INVESTMENTS — 99.95% (Cost $114,864,973)		$126,868,586

OTHER ASSETS & LIABILITIES, NET — 0.05%		$65,680

TOTAL NET ASSETS — 100.00%		$126,934,266

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,480,036	Great-West Bond Index Fund Initial Class(a)	$20,098,886
1,131,322	Great-West Federated Bond Fund Initial Class(a)	12,048,580
566,735	Great-West Loomis Sayles Bond Fund Initial Class(a)	7,956,959
1,102,719	Great-West Putnam High Yield Bond Fund Initial Class(a)	9,461,324
503,402	Great-West Templeton Global Bond Fund Initial Class(a)	4,837,696
51,950	Metropolitan West High Yield Bond Fund M	525,215
804,941	Oppenheimer International Bond Fund A	4,837,698

TOTAL BOND MUTUAL FUNDS — 9.21% (Cost $60,213,041)		$59,766,358

EQUITY MUTUAL FUNDS
345,931	Allianz NFJ Small Cap Value Fund A	11,478,000
176,995	Cohen & Steers International Realty Fund A	2,008,893
1,795,075	Great-West American Century Growth Fund Initial Class(a)	22,779,500
3,399,854	Great-West Ariel Mid Cap Value Fund Initial Class(a)	5,643,758
1,732,905	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	22,458,446
6,372,406	Great-West International Index Fund Initial Class(a)	71,052,330
435,130	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	11,461,318
1,298,377	Great-West MFS International Growth Fund Initial Class(a)	15,983,023
1,753,325	Great-West MFS International Value Fund Initial Class(a)	19,637,241
2,519,762	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	22,879,440
1,901,224	Great-West Putnam Equity Income Fund Initial Class(a)	27,719,841

Shares		Fair Value

Equity Mutual Funds — (continued)
1,151,306	Great-West Real Estate Index Fund Initial Class(a)	$12,952,192
5,778,149	Great-West S&P 500® Index Fund Initial Class(a)	101,117,613
3,000,216	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	43,083,098
2,896,847	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	35,283,593
1,368,550	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	27,726,830
468,849	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	10,581,922
286,273	Harbor International Fund Investor	19,500,891
450,668	Invesco Developing Markets Fund R5	15,056,824
308,909	Invesco Global Real Estate Fund R5	3,830,474
461,362	Invesco International Growth Fund R5	15,958,514
217,356	Invesco Small Cap Discovery Fund A	2,460,468
428,222	Janus Triton Fund S	9,934,747
290,856	Nuveen Real Estate Securities Fund Investor	6,483,173
907,847	Oppenheimer Developing Markets Fund A	35,233,538
270,313	T. Rowe Price Real Estate Fund Advisor	6,474,004
187,806	Third Avenue Real Estate Value Fund Institutional	5,842,642
182,296	Wells Fargo Advantage Common Stock Fund A	4,519,114

TOTAL EQUITY MUTUAL FUNDS — 90.76% (Cost $516,884,660)		$589,141,427

TOTAL INVESTMENTS — 99.97% (Cost $577,097,701)		$648,907,785

OTHER ASSETS & LIABILITIES, NET — 0.03%		$165,427

TOTAL NET ASSETS — 100.00%		$649,073,212

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
75,427	Great-West Bond Index Fund Initial Class(a)	$1,024,306
57,667	Great-West Federated Bond Fund Initial Class(a)	614,152
28,935	Great-West Loomis Sayles Bond Fund Initial Class(a)	406,244
56,208	Great-West Putnam High Yield Bond Fund Initial Class(a)	482,264
25,442	Great-West Templeton Global Bond Fund Initial Class(a)	244,495
2,315	Metropolitan West High Yield Bond Fund M	23,407
40,668	Oppenheimer International Bond Fund A	244,417

TOTAL BOND MUTUAL FUNDS — 5.27% (Cost $3,064,939)		$3,039,285

EQUITY MUTUAL FUNDS
31,976	Allianz NFJ Small Cap Value Fund A	1,060,961
18,296	Cohen & Steers International Realty Fund A	207,664
166,464	Great-West American Century Growth Fund Initial Class(a)	2,112,433
312,658	Great-West Ariel Mid Cap Value Fund Initial Class(a)	519,013
160,735	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,083,123
591,776	Great-West International Index Fund Initial Class(a)	6,598,299
40,231	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,059,696
120,759	Great-West MFS International Growth Fund Initial Class(a)	1,486,543
162,698	Great-West MFS International Value Fund Initial Class(a)	1,822,212
233,467	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,119,884
176,615	Great-West Putnam Equity Income Fund Initial Class(a)	2,575,049

Shares		Fair Value

Equity Mutual Funds — (continued)
100,575	Great-West Real Estate Index Fund Initial Class(a)	$1,131,470
535,877	Great-West S&P 500® Index Fund Initial Class(a)	9,377,843
278,331	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	3,996,834
268,314	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,268,070
127,125	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,575,546
43,434	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	980,299
26,605	Harbor International Fund Investor	1,812,309
41,976	Invesco Developing Markets Fund R5	1,402,416
32,134	Invesco Global Real Estate Fund R5	398,456
42,912	Invesco International Growth Fund R5	1,484,318
20,294	Invesco Small Cap Discovery Fund A	229,732
39,766	Janus Triton Fund S	922,564
25,515	Nuveen Real Estate Securities Fund Investor	568,735
84,422	Oppenheimer Developing Markets Fund A	3,276,432
23,746	T. Rowe Price Real Estate Fund Advisor	568,718
19,492	Third Avenue Real Estate Value Fund Institutional	606,380
16,897	Wells Fargo Advantage Common Stock Fund A	418,882

TOTAL EQUITY MUTUAL FUNDS — 94.77% (Cost $48,636,012)		$54,663,881

TOTAL INVESTMENTS — 100.04% (Cost $51,700,951)		$57,703,166

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(22,371)

TOTAL NET ASSETS — 100.00%		$57,680,795

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
138,634	Great-West Bond Index Fund Initial Class(a)	$1,882,653
106,184	Great-West Federated Bond Fund Initial Class(a)	1,130,863
53,409	Great-West Loomis Sayles Bond Fund Initial Class(a)	749,866
103,865	Great-West Putnam High Yield Bond Fund Initial Class(a)	891,162
56,387	Great-West Templeton Global Bond Fund Initial Class(a)	541,879
4,533	Metropolitan West High Yield Bond Fund M	45,823
90,231	Oppenheimer International Bond Fund A	542,289

TOTAL BOND MUTUAL FUNDS — 15.31% (Cost $5,817,598)		$5,784,535

EQUITY MUTUAL FUNDS
19,780	Allianz NFJ Small Cap Value Fund A	656,291
8,640	Cohen & Steers International Realty Fund A	98,069
89,887	Great-West American Century Growth Fund Initial Class(a)	1,140,662
170,321	Great-West Ariel Mid Cap Value Fund Initial Class(a)	282,733
87,018	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,127,750
367,323	Great-West International Index Fund Initial Class(a)	4,095,650
24,882	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	655,391
75,033	Great-West MFS International Growth Fund Initial Class(a)	923,657
100,911	Great-West MFS International Value Fund Initial Class(a)	1,130,207
125,983	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,143,930
95,514	Great-West Putnam Equity Income Fund Initial Class(a)	1,392,587

Shares		Fair Value

Equity Mutual Funds — (continued)
61,864	Great-West Real Estate Index Fund Initial Class(a)	$695,974
289,647	Great-West S&P 500® Index Fund Initial Class(a)	5,068,825
150,529	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,161,593
165,540	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,016,280
68,755	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,392,978
23,560	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	531,755
16,539	Harbor International Fund Investor	1,126,649
29,462	Invesco Developing Markets Fund R5	984,318
15,223	Invesco Global Real Estate Fund R5	188,759
26,655	Invesco International Growth Fund R5	921,986
12,624	Invesco Small Cap Discovery Fund A	142,907
24,576	Janus Triton Fund S	570,166
15,553	Nuveen Real Estate Securities Fund Investor	346,671
59,341	Oppenheimer Developing Markets Fund A	2,303,012
14,444	T. Rowe Price Real Estate Fund Advisor	345,933
9,096	Third Avenue Real Estate Value Fund Institutional	282,989
9,085	Wells Fargo Advantage Common Stock Fund A	225,212

TOTAL EQUITY MUTUAL FUNDS — 84.61% (Cost $29,363,736)		$31,952,934

TOTAL INVESTMENTS — 99.92% (Cost $35,181,334)		$37,737,469

OTHER ASSETS & LIABILITIES, NET — 0.08%		$28,579

TOTAL NET ASSETS — 100.00%		$37,766,048

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
339,538	Great-West Bond Index Fund Initial Class(a)	$4,610,928
259,102	Great-West Federated Bond Fund Initial Class(a)	2,759,435
130,130	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,827,028
253,994	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,179,274
137,443	Great-West Templeton Global Bond Fund Initial Class(a)	1,320,826
12,241	Metropolitan West High Yield Bond Fund M	123,758
219,703	Oppenheimer International Bond Fund A	1,320,413

TOTAL BOND MUTUAL FUNDS — 8.10% (Cost $14,244,512)		$14,141,662

EQUITY MUTUAL FUNDS
99,867	Allianz NFJ Small Cap Value Fund A	3,313,586
46,081	Cohen & Steers International Realty Fund A	523,022
454,220	Great-West American Century Growth Fund Initial Class(a)	5,764,050
851,373	Great-West Ariel Mid Cap Value Fund Initial Class(a)	1,413,280
439,383	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,694,406
1,849,930	Great-West International Index Fund Initial Class(a)	20,626,718
125,636	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,309,255
377,867	Great-West MFS International Growth Fund Initial Class(a)	4,651,546
509,389	Great-West MFS International Value Fund Initial Class(a)	5,705,157
637,682	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,790,152
481,628	Great-West Putnam Equity Income Fund Initial Class(a)	7,022,131

Shares		Fair Value

Equity Mutual Funds — (continued)
272,302	Great-West Real Estate Index Fund Initial Class(a)	$3,063,395
1,460,563	Great-West S&P 500® Index Fund Initial Class(a)	25,559,854
759,938	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,912,705
835,142	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	10,172,026
346,745	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	7,025,048
119,211	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,690,600
83,230	Harbor International Fund Investor	5,669,610
148,294	Invesco Developing Markets Fund R5	4,954,509
81,673	Invesco Global Real Estate Fund R5	1,012,747
134,263	Invesco International Growth Fund R5	4,644,160
63,114	Invesco Small Cap Discovery Fund A	714,452
123,565	Janus Triton Fund S	2,866,699
68,733	Nuveen Real Estate Securities Fund Investor	1,532,063
298,500	Oppenheimer Developing Markets Fund A	11,584,782
63,967	T. Rowe Price Real Estate Fund Advisor	1,532,014
49,962	Third Avenue Real Estate Value Fund Institutional	1,554,309
46,269	Wells Fargo Advantage Common Stock Fund A	1,147,011

TOTAL EQUITY MUTUAL FUNDS — 91.91% (Cost $144,961,937)		$160,449,287

TOTAL INVESTMENTS — 100.01% (Cost $159,206,449)		$174,590,949

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(12,816)

TOTAL NET ASSETS — 100.00%		$174,578,133

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
11,649	Great-West Bond Index Fund Initial Class(a)	$	158,188
8,920	Great-West Federated Bond Fund Initial Class(a)		95,000
4,440	Great-West Loomis Sayles Bond Fund Initial Class(a)		62,335
8,624	Great-West Putnam High Yield Bond Fund Initial Class(a)		73,997
4,701	Great-West Templeton Global Bond Fund Initial Class(a)		45,179
383	Metropolitan West High Yield Bond Fund M		3,870
7,515	Oppenheimer International Bond Fund A		45,165

TOTAL BOND MUTUAL FUNDS — 5.07% (Cost $485,965)		$	483,734

EQUITY MUTUAL FUNDS
5,639	Allianz NFJ Small Cap Value Fund A		187,114
2,944	Cohen & Steers International Realty Fund A		33,420
25,606	Great-West American Century Growth Fund Initial Class(a)		324,945
48,252	Great-West Ariel Mid Cap Value Fund Initial Class(a)		80,098
24,803	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		321,446
104,810	Great-West International Index Fund Initial Class(a)		1,168,629
7,098	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		186,951
21,396	Great-West MFS International Growth Fund Initial Class(a)		263,391
28,772	Great-West MFS International Value Fund Initial Class(a)		322,253
35,983	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)		326,722
27,230	Great-West Putnam Equity Income Fund Initial Class(a)		397,009

Shares			Fair Value

Equity Mutual Funds — (continued)
14,047	Great-West Real Estate Index Fund Initial Class(a)	$	158,033
82,384	Great-West S&P 500® Index Fund Initial Class(a)		1,441,723
42,937	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		616,578
47,226	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		575,213
19,599	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		397,078
6,715	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		151,550
4,721	Harbor International Fund Investor		321,579
8,459	Invesco Developing Markets Fund R5		282,608
5,159	Invesco Global Real Estate Fund R5		63,971
7,605	Invesco International Growth Fund R5		263,044
3,530	Invesco Small Cap Discovery Fund A		39,963
6,989	Janus Triton Fund S		162,143
3,544	Nuveen Real Estate Securities Fund Investor		78,992
16,983	Oppenheimer Developing Markets Fund A		659,096
3,297	T. Rowe Price Real Estate Fund Advisor		78,954
3,129	Third Avenue Real Estate Value Fund Institutional		97,360
2,606	Wells Fargo Advantage Common Stock Fund A		64,597

TOTAL EQUITY MUTUAL FUNDS — 95.02% (Cost $8,580,809)		$	9,064,460

TOTAL INVESTMENTS — 100.09% (Cost $9,066,774)		$	9,548,194

OTHER ASSETS & LIABILITIES, NET — (0.09)%		$	(8,895)

TOTAL NET ASSETS — 100.00%		$	9,539,299

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth.

Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

  September 30, 2014

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2014:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2014	$14,595,775	$55,796,109	$1,577,202
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	173,000	678,465	22,278
Purchases	3,285,101	12,561,937	1,316,211
Sales	(2,608,789)	(4,434,242)	(395,981)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2014	$15,445,087	$64,602,269	$2,519,710

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2014	$10,411,654	$36,664,209	$1,268,858
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	125,802	466,332	18,313
Purchases	3,031,364	13,627,937	993,748
Sales	(1,655,717)	(2,028,473)	(198,974)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2014	$11,913,103	$48,730,005	$2,081,945

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2014	$2,190,066	$5,671,767	$191,029
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	27,223	73,642	2,537
Purchases	1,007,843	2,957,721	134,239
Sales	(348,713)	(309,521)	(32,248)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2014	$2,876,419	$8,393,609	$295,557

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

  September 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Funds are evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

  September 30, 2014

Great-West Lifetime 2015 Fund I
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	211,928	$2,818,038	$649,106	$706,918	$131,259	$16,775	$2,689,361
Great-West Ariel Mid Cap Value Fund Initial Class	404,074	705,109	188,159	191,788	13,904	3,130	670,762
Great-West Bond Index Fund Initial Class	2,218,226	30,475,496	5,166,246	6,445,268	(146,414)	456,373	30,123,510
Great-West Federated Bond Fund Initial Class	1,697,722	18,281,408	3,028,880	3,701,105	(109,581)	422,990	18,080,733
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	204,043	2,797,787	536,159	878,224	(7,044)	53,929	2,644,399
Great-West International Index Fund Initial Class	473,210	5,681,725	1,280,013	1,179,508	416,367	232	5,276,295
Great-West Life & Annuity Contract	15,445,087	14,595,775	3,285,101	2,608,789	—	173,000	15,445,087
Great-West Loomis Sayles Bond Fund Initial Class	852,628	12,177,534	1,872,733	2,327,698	47,717	212,416	11,970,889
Great-West Loomis Sayles Small Cap Value Fund Initial Class	31,355	911,525	260,767	241,747	70,202	4,045	825,891
Great-West MFS International Growth Fund Initial Class	97,006	1,285,875	290,625	284,424	68,426	1,031	1,194,140
Great-West MFS International Value Fund Initial Class	130,982	1,554,870	304,944	317,736	93,799	2,966	1,466,998
Great-West Multi-Manager Large Cap Growth Fund Initial Class	296,521	2,820,375	614,140	882,274	40,794	5,930	2,692,410
Great-West Putnam Equity Income Fund Initial Class	224,647	3,440,294	683,197	728,153	295,626	34,232	3,275,357
Great-West Putnam High Yield Bond Fund Initial Class	1,678,154	12,362,546	4,492,674	2,275,412	216,192	290,734	14,398,559
Great-West Real Estate Index Fund Initial Class	459,743	5,175,019	971,746	1,454,545	176,430	62,059	5,172,104
Great-West S&P 500® Index Fund Initial Class	681,902	12,512,404	2,224,846	2,622,386	1,087,877	81,029	11,933,282
Great-West S&P Mid Cap 400® Index Fund Initial Class	354,318	5,366,709	1,169,248	1,118,847	464,107	28,986	5,088,000
Great-West S&P Small Cap 600® Index Fund Initial Class	212,365	2,774,614	880,469	670,726	251,874	11,758	2,586,606
Great-West Short Duration Bond Fund Initial Class	639,339	6,501,150	1,279,281	1,147,671	3,000	69,730	6,617,161
Great-West T. Rowe Price Equity Income Fund Initial Class	161,674	3,439,484	657,048	694,297	221,657	28,496	3,275,524
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	54,962	1,305,608	299,070	317,223	86,849	7,049	1,240,498
Great-West Templeton Global Bond Fund Initial Class	632,106	6,234,159	1,111,593	1,275,156	22,315	112,587	6,074,542

					$3,445,356	$2,079,477	$152,742,108

  September 30, 2014

Great-West Lifetime 2015 Fund II
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	1,391,915	$16,989,258	$3,200,547	$2,123,345	$718,805	$104,933	$17,663,396
Great-West Ariel Mid Cap Value Fund Initial Class	2,635,387	4,211,511	944,088	617,338	47,483	19,132	4,374,742
Great-West Bond Index Fund Initial Class	9,277,990	116,257,667	18,318,813	11,759,679	(231,560)	1,814,816	125,995,103
Great-West Federated Bond Fund Initial Class	7,092,530	69,684,828	11,058,583	6,675,236	(160,073)	1,684,987	75,535,441
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,344,751	16,883,890	2,641,184	3,163,018	(9,286)	339,156	17,427,972
Great-West International Index Fund Initial Class	3,114,304	34,485,212	6,637,094	4,198,163	1,532,501	1,460	34,724,486
Great-West Life & Annuity Contract	64,602,269	55,796,109	12,561,937	4,434,242	—	678,465	64,602,269
Great-West Loomis Sayles Bond Fund Initial Class	3,579,298	46,618,901	6,460,672	3,788,071	92,337	835,965	50,253,342
Great-West Loomis Sayles Small Cap Value Fund Initial Class	209,469	5,407,959	1,250,208	643,260	260,268	24,854	5,517,418
Great-West MFS International Growth Fund Initial Class	635,720	7,794,144	1,524,840	1,001,509	294,656	6,489	7,825,721
Great-West MFS International Value Fund Initial Class	854,839	9,456,531	1,685,011	1,281,060	382,882	18,770	9,574,201
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,947,877	17,006,901	2,728,347	2,604,766	528,964	37,017	17,686,720
Great-West Putnam Equity Income Fund Initial Class	1,475,407	20,797,502	3,410,721	2,435,178	1,304,534	214,071	21,511,435
Great-West Putnam High Yield Bond Fund Initial Class	7,056,897	47,260,960	16,889,203	3,410,015	210,059	1,141,459	60,548,179
Great-West Real Estate Index Fund Initial Class	2,452,775	25,355,365	4,333,001	4,727,340	503,930	312,477	27,593,724
Great-West S&P 500® Index Fund Initial Class	4,484,463	75,400,147	9,753,516	7,976,412	4,168,036	501,350	78,478,098
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,327,582	32,355,821	5,585,430	3,247,540	1,970,938	180,208	33,424,076
Great-West S&P Small Cap 600® Index Fund Initial Class	1,396,517	16,789,759	4,362,547	2,275,992	889,667	73,219	17,009,575
Great-West Short Duration Bond Fund Initial Class	2,670,313	24,850,685	4,825,231	1,970,517	5,205	277,784	27,637,738
Great-West T. Rowe Price Equity Income Fund Initial Class	1,062,001	20,789,537	3,248,629	2,113,537	964,006	176,779	21,516,140
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	366,067	7,929,970	1,478,773	1,030,355	330,721	44,694	8,262,135
Great-West Templeton Global Bond Fund Initial Class	2,653,758	23,884,749	3,718,082	2,233,328	(46,981)	451,649	25,502,620

					$13,757,092	$8,939,734	$752,664,531

  September 30, 2014

Great-West Lifetime 2015 Fund III
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	79,440	$726,776	$547,556	$234,021	$41,946	$5,541	$1,008,097
Great-West Ariel Mid Cap Value Fund Initial Class	149,432	179,253	137,914	57,831	4,029	967	248,057
Great-West Bond Index Fund Initial Class	361,116	3,283,468	2,424,202	924,608	(37,263)	63,100	4,903,952
Great-West Federated Bond Fund Initial Class	276,811	1,969,836	1,470,098	541,261	(17,914)	59,038	2,948,035
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	76,960	719,661	498,604	267,585	(2,685)	17,915	997,403
Great-West International Index Fund Initial Class	179,060	1,470,649	1,090,553	389,916	126,583	78	1,996,521
Great-West Life & Annuity Contract	2,519,710	1,577,202	1,316,211	395,981	—	22,278	2,519,710
Great-West Loomis Sayles Bond Fund Initial Class	139,830	1,320,584	962,876	335,243	9,113	28,673	1,963,216
Great-West Loomis Sayles Small Cap Value Fund Initial Class	11,952	233,269	179,448	64,850	18,691	1,305	314,816
Great-West MFS International Growth Fund Initial Class	36,563	331,223	245,402	93,664	21,018	346	450,090
Great-West MFS International Value Fund Initial Class	49,378	403,325	294,275	112,476	33,669	1,007	553,032
Great-West Multi-Manager Large Cap Growth Fund Initial Class	111,031	735,479	506,669	275,309	12,407	1,942	1,008,165
Great-West Putnam Equity Income Fund Initial Class	84,571	883,940	631,114	233,163	93,716	11,055	1,233,049
Great-West Putnam High Yield Bond Fund Initial Class	276,190	1,338,390	1,380,261	323,457	14,285	38,980	2,369,707
Great-West Real Estate Index Fund Initial Class	122,664	928,571	708,054	334,314	36,722	13,753	1,379,964
Great-West S&P 500® Index Fund Initial Class	256,809	3,205,609	2,172,095	819,531	325,136	25,343	4,494,151
Great-West S&P Mid Cap 400® Index Fund Initial Class	133,369	1,373,165	966,287	316,224	128,899	9,239	1,915,174
Great-West S&P Small Cap 600® Index Fund Initial Class	79,852	713,827	573,755	187,428	72,146	3,728	972,600
Great-West Short Duration Bond Fund Initial Class	103,993	700,310	553,697	175,731	(1,400)	9,602	1,076,327
Great-West T. Rowe Price Equity Income Fund Initial Class	60,869	882,362	627,107	227,775	71,154	8,927	1,233,207
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	20,739	338,971	246,993	99,990	25,712	2,397	468,069
Great-West Templeton Global Bond Fund Initial Class	103,581	674,013	496,698	173,283	2,314	16,146	995,417

					$978,278	$341,360	$35,048,759

  September 30, 2014

Great-West Lifetime 2025 Fund I
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	428,094	$5,472,320	$1,273,265	$1,149,725	$271,370	$33,570	$5,432,508
Great-West Ariel Mid Cap Value Fund Initial Class	800,539	1,353,826	360,902	327,682	22,272	6,069	1,328,894
Great-West Bond Index Fund Initial Class	3,158,547	40,641,303	8,048,203	6,998,091	(145,818)	622,168	42,893,062
Great-West Federated Bond Fund Initial Class	2,415,551	24,419,039	4,926,391	4,251,919	(152,234)	579,481	25,725,618
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	413,842	5,417,530	1,084,668	1,497,417	(13,307)	108,074	5,363,386
Great-West International Index Fund Initial Class	1,130,879	12,959,823	3,051,450	2,412,872	749,956	551	12,609,297
Great-West Life & Annuity Contract	11,913,103	10,411,654	3,031,364	1,655,717	—	125,802	11,913,103
Great-West Loomis Sayles Bond Fund Initial Class	1,216,732	16,254,953	2,961,911	2,447,177	69,867	286,450	17,082,924
Great-West Loomis Sayles Small Cap Value Fund Initial Class	77,073	2,072,921	606,146	431,604	131,191	9,430	2,030,105
Great-West MFS International Growth Fund Initial Class	230,518	2,909,707	702,841	565,969	135,533	2,429	2,837,676
Great-West MFS International Value Fund Initial Class	310,435	3,570,358	760,881	690,603	202,898	7,094	3,476,875
Great-West Multi-Manager Large Cap Growth Fund Initial Class	598,968	5,483,909	1,108,975	1,384,002	123,102	11,824	5,438,631
Great-West Putnam Equity Income Fund Initial Class	453,352	6,679,868	1,341,298	1,187,934	559,455	67,934	6,609,880
Great-West Putnam High Yield Bond Fund Initial Class	2,383,709	16,396,984	6,686,563	2,418,475	241,630	388,597	20,452,223
Great-West Real Estate Index Fund Initial Class	618,034	6,672,592	1,272,038	1,635,803	199,449	80,868	6,952,882
Great-West S&P 500® Index Fund Initial Class	1,378,976	24,226,854	4,201,169	4,090,351	1,965,529	158,424	24,132,076
Great-West S&P Mid Cap 400® Index Fund Initial Class	715,624	10,388,683	2,345,957	1,819,164	886,783	57,170	10,276,360
Great-West S&P Small Cap 600® Index Fund Initial Class	509,979	6,415,338	2,071,511	1,389,103	530,688	27,587	6,211,545
Great-West Short Duration Bond Fund Initial Class	492,807	4,630,785	1,212,348	730,255	2,334	50,764	5,100,553
Great-West T. Rowe Price Equity Income Fund Initial Class	326,516	6,677,830	1,336,274	1,137,135	440,188	55,864	6,615,205
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	111,549	2,534,043	594,177	524,013	160,971	14,216	2,517,665
Great-West Templeton Global Bond Fund Initial Class	970,762	8,918,257	1,805,958	1,459,482	(36,206)	167,674	9,329,019

					$6,345,651	$2,862,040	$234,329,487

  September 30, 2014

Great-West Lifetime 2025 Fund II
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	3,081,847	$35,377,112	$7,287,880	$3,027,311	$1,137,771	$232,826	$39,108,637
Great-West Ariel Mid Cap Value Fund Initial Class	5,861,975	8,785,481	2,157,987	881,435	66,127	42,002	9,730,879
Great-West Bond Index Fund Initial Class	12,917,693	142,880,829	38,291,371	9,405,838	17,307	2,357,608	175,422,276
Great-West Federated Bond Fund Initial Class	9,882,490	85,742,688	23,288,987	5,483,523	(136,884)	2,199,023	105,248,520
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,981,914	35,004,483	5,933,578	4,480,599	(9,085)	748,955	38,645,607
Great-West International Index Fund Initial Class	8,120,972	84,642,171	17,624,165	8,533,290	1,345,236	3,842	90,548,843
Great-West Life & Annuity Contract	48,730,005	36,664,209	13,627,937	2,028,473	—	466,332	48,730,005
Great-West Loomis Sayles Bond Fund Initial Class	4,968,516	57,391,887	13,875,199	2,664,316	69,174	1,085,462	69,757,962
Great-West Loomis Sayles Small Cap Value Fund Initial Class	551,784	13,489,739	3,502,290	1,203,665	616,005	65,810	14,533,981
Great-West MFS International Growth Fund Initial Class	1,664,023	19,060,419	4,132,463	1,984,446	209,922	17,023	20,484,128
Great-West MFS International Value Fund Initial Class	2,240,708	23,153,510	4,634,211	2,240,903	670,889	49,404	25,095,928
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,321,198	35,586,969	6,088,911	5,392,931	(604,046)	81,800	39,236,480
Great-West Putnam Equity Income Fund Initial Class	3,274,516	43,060,137	7,742,223	3,646,349	1,589,477	469,335	47,742,448
Great-West Putnam High Yield Bond Fund Initial Class	9,711,511	57,774,490	28,331,950	2,522,865	127,555	1,469,735	83,324,765
Great-West Real Estate Index Fund Initial Class	3,559,509	33,725,373	7,053,379	4,385,436	522,285	436,280	40,044,475
Great-West S&P 500® Index Fund Initial Class	9,948,724	156,616,694	23,397,849	11,525,562	6,143,179	1,092,634	174,102,671
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,160,637	67,185,570	12,726,349	5,021,131	2,170,260	396,109	74,106,744
Great-West S&P Small Cap 600® Index Fund Initial Class	3,685,714	41,553,586	11,992,772	4,063,896	1,991,996	191,385	44,891,994
Great-West Short Duration Bond Fund Initial Class	2,010,621	16,341,772	5,416,214	895,566	2,339	192,686	20,809,930
Great-West T. Rowe Price Equity Income Fund Initial Class	2,355,691	43,006,598	7,749,918	3,048,538	1,130,024	384,038	47,726,298
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	807,195	16,561,458	3,238,518	1,624,370	390,117	99,962	18,218,389
Great-West Templeton Global Bond Fund Initial Class	3,965,348	31,419,578	7,922,785	1,335,650	(15,427)	640,821	38,106,989

					$17,434,221	$12,723,072	$1,265,617,949

  September 30, 2014

Great-West Lifetime 2025 Fund III
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	247,185	$2,354,760	$1,258,711	$421,877	$88,954	$18,305	$3,136,773
Great-West Ariel Mid Cap Value Fund Initial Class	466,629	578,549	324,801	99,949	6,919	3,263	774,605
Great-West Bond Index Fund Initial Class	554,797	4,950,594	3,371,142	950,039	(26,645)	95,922	7,534,143
Great-West Federated Bond Fund Initial Class	423,586	2,970,425	2,014,108	541,994	(16,391)	89,656	4,511,193
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	239,109	2,339,432	1,108,297	506,424	(6,705)	59,090	3,098,851
Great-West International Index Fund Initial Class	655,031	5,610,084	2,967,494	851,610	249,736	302	7,303,601
Great-West Life & Annuity Contract	2,081,945	1,268,858	993,748	198,974	—	18,313	2,081,945
Great-West Loomis Sayles Bond Fund Initial Class	213,228	1,989,368	1,305,934	331,089	8,467	44,819	2,993,725
Great-West Loomis Sayles Small Cap Value Fund Initial Class	44,207	896,553	525,192	160,649	44,363	5,153	1,164,409
Great-West MFS International Growth Fund Initial Class	133,104	1,258,898	685,539	215,653	47,357	1,334	1,638,513
Great-West MFS International Value Fund Initial Class	179,644	1,534,873	812,794	266,070	78,280	3,881	2,012,008
Great-West Multi-Manager Large Cap Growth Fund Initial Class	346,128	2,384,093	1,142,402	508,884	51,544	6,441	3,142,840
Great-West Putnam Equity Income Fund Initial Class	262,303	2,863,177	1,399,635	417,232	171,931	36,919	3,824,382
Great-West Putnam High Yield Bond Fund Initial Class	417,681	2,002,365	1,917,512	292,017	26,688	60,676	3,583,701
Great-West Real Estate Index Fund Initial Class	240,343	1,886,151	1,081,406	455,982	50,519	29,169	2,703,858
Great-West S&P 500® Index Fund Initial Class	801,780	10,373,752	4,811,553	1,404,305	612,500	85,717	14,031,155
Great-West S&P Mid Cap 400® Index Fund Initial Class	413,962	4,451,462	2,289,800	620,053	259,384	30,997	5,944,500
Great-West S&P Small Cap 600® Index Fund Initial Class	295,311	2,754,564	1,685,610	469,333	165,507	14,962	3,596,887
Great-West Short Duration Bond Fund Initial Class	86,180	561,194	422,985	89,535	189	7,752	891,966
Great-West T. Rowe Price Equity Income Fund Initial Class	188,771	2,858,779	1,413,185	387,369	137,192	30,195	3,824,491
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	64,545	1,097,076	575,163	186,771	56,032	7,853	1,456,771
Great-West Templeton Global Bond Fund Initial Class	169,358	1,088,502	694,256	152,920	3,660	26,395	1,627,528

					$2,009,481	$677,114	$80,877,845

  September 30, 2014

Great-West Lifetime 2035 Fund I
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	497,332	$5,986,812	$1,425,428	$867,341	$344,881	$38,072	$6,311,149
Great-West Ariel Mid Cap Value Fund Initial Class	934,593	1,473,913	416,984	278,468	18,408	6,875	1,551,424
Great-West Bond Index Fund Initial Class	1,820,530	21,324,477	6,381,997	3,620,060	(75,836)	338,705	24,722,797
Great-West Federated Bond Fund Initial Class	1,393,405	12,798,464	3,891,262	2,181,696	(85,491)	315,443	14,839,764
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	482,570	5,951,718	1,213,148	1,301,944	(15,172)	122,562	6,254,111
Great-West International Index Fund Initial Class	1,535,041	16,575,816	4,190,048	2,539,506	762,190	731	17,115,704
Great-West Life & Annuity Contract	2,876,419	2,190,066	1,007,843	348,713	—	27,223	2,876,419
Great-West Loomis Sayles Bond Fund Initial Class	701,160	8,561,955	2,379,196	1,255,164	33,379	156,192	9,844,287
Great-West Loomis Sayles Small Cap Value Fund Initial Class	104,349	2,683,418	800,737	418,330	197,737	12,664	2,748,555
Great-West MFS International Growth Fund Initial Class	313,040	3,720,985	984,040	605,884	143,642	3,224	3,853,524
Great-West MFS International Value Fund Initial Class	422,371	4,553,431	1,069,013	725,407	208,772	9,387	4,730,554
Great-West Multi-Manager Large Cap Growth Fund Initial Class	695,970	6,015,791	1,277,842	1,188,378	179,114	13,397	6,319,408
Great-West Putnam Equity Income Fund Initial Class	528,919	7,322,878	1,561,956	1,089,532	449,130	77,200	7,711,646
Great-West Putnam High Yield Bond Fund Initial Class	1,368,758	8,582,428	4,484,712	1,226,264	93,529	210,607	11,743,939
Great-West Real Estate Index Fund Initial Class	460,664	4,713,037	1,115,530	1,109,255	128,758	58,991	5,182,471
Great-West S&P 500® Index Fund Initial Class	1,609,866	26,626,976	4,791,216	3,629,744	1,571,836	180,282	28,172,662
Great-West S&P Mid Cap 400® Index Fund Initial Class	835,063	11,403,706	2,665,947	1,644,938	689,230	65,141	11,991,499
Great-West S&P Small Cap 600® Index Fund Initial Class	697,263	8,236,788	2,745,276	1,379,358	623,572	36,884	8,492,660
Great-West Short Duration Bond Fund Initial Class	120,456	963,523	438,477	152,732	25	10,943	1,246,720
Great-West T. Rowe Price Equity Income Fund Initial Class	380,639	7,319,933	1,567,212	1,012,430	352,611	63,385	7,711,748
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	131,100	2,794,024	682,481	446,464	150,627	16,242	2,958,922
Great-West Templeton Global Bond Fund Initial Class	590,063	4,961,820	1,434,174	756,511	(20,120)	96,767	5,670,506

					$5,750,822	$1,860,917	$192,050,469

  September 30, 2014

Great-West Lifetime 2035 Fund II
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	3,303,180	$35,468,204	$8,057,330	$1,690,509	$484,962	$242,759	$41,917,357
Great-West Ariel Mid Cap Value Fund Initial Class	6,209,934	8,764,057	2,345,005	481,311	37,900	43,402	10,308,490
Great-West Bond Index Fund Initial Class	5,319,171	54,986,693	19,408,258	3,607,293	(23,592)	928,841	72,234,344
Great-West Federated Bond Fund Initial Class	4,058,589	32,961,410	11,744,507	2,151,368	(81,600)	866,651	43,223,976
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	3,185,719	35,163,737	6,648,495	2,722,041	(14,641)	784,746	41,286,915
Great-West International Index Fund Initial Class	10,145,210	98,306,018	24,498,560	6,365,174	917,790	4,679	113,119,094
Great-West Life & Annuity Contract	8,393,609	5,671,767	2,957,721	309,521	—	73,642	8,393,609
Great-West Loomis Sayles Bond Fund Initial Class	2,034,120	22,091,379	7,203,910	1,156,040	29,052	428,871	28,559,041
Great-West Loomis Sayles Small Cap Value Fund Initial Class	691,012	15,827,002	4,322,346	868,701	281,835	80,184	18,201,266
Great-West MFS International Growth Fund Initial Class	2,067,945	22,085,648	5,900,117	1,652,524	233,585	20,664	25,456,400
Great-West MFS International Value Fund Initial Class	2,791,080	27,032,982	6,601,666	2,004,654	594,014	60,175	31,260,092
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,634,941	35,542,526	6,952,794	3,762,497	(939,557)	85,250	42,085,267
Great-West Putnam Equity Income Fund Initial Class	3,497,047	43,370,664	8,897,368	2,424,677	1,034,248	488,963	50,986,939
Great-West Putnam High Yield Bond Fund Initial Class	3,976,521	22,085,751	13,301,037	1,094,996	82,177	576,104	34,118,555
Great-West Real Estate Index Fund Initial Class	2,511,695	23,039,530	5,730,478	2,995,096	357,932	307,372	28,256,573
Great-West S&P 500® Index Fund Initial Class	10,650,710	158,017,738	27,310,319	6,286,580	4,669,422	1,134,783	186,387,419
Great-West S&P Mid Cap 400® Index Fund Initial Class	5,517,752	67,615,077	13,924,579	2,458,886	1,158,490	411,951	79,234,915
Great-West S&P Small Cap 600® Index Fund Initial Class	4,608,100	48,828,040	14,655,847	3,020,890	1,127,559	233,223	56,126,663
Great-West Short Duration Bond Fund Initial Class	344,233	2,521,132	1,185,654	135,713	(297)	30,409	3,562,813
Great-West T. Rowe Price Equity Income Fund Initial Class	2,516,913	43,355,683	9,156,111	1,761,728	888,551	398,511	50,992,660
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	864,926	16,568,548	3,597,756	853,374	203,760	104,301	19,521,375
Great-West Templeton Global Bond Fund Initial Class	1,714,141	12,743,961	4,311,093	614,822	(5,967)	268,661	16,472,894

					$11,035,623	$7,574,142	$1,001,706,657

  September 30, 2014

Great-West Lifetime 2035 Fund III
Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	279,855	$2,893,541	$1,091,867	$386,286	$86,541	$20,387	$3,551,363
Great-West Ariel Mid Cap Value Fund Initial Class	530,932	717,904	293,245	96,907	6,754	3,672	881,347
Great-West Bond Index Fund Initial Class	188,064	1,893,091	988,876	387,950	(10,618)	33,139	2,553,910
Great-West Federated Bond Fund Initial Class	144,019	1,137,740	600,940	232,986	(8,266)	31,000	1,533,801
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	271,497	2,870,568	920,954	451,483	(6,843)	65,795	3,518,603
Great-West International Index Fund Initial Class	866,671	8,036,543	3,029,104	890,782	282,293	392	9,663,377
Great-West Life & Annuity Contract	295,557	191,029	134,239	32,248	—	2,537	295,557
Great-West Loomis Sayles Bond Fund Initial Class	72,634	757,507	382,450	131,285	3,436	15,235	1,019,780
Great-West Loomis Sayles Small Cap Value Fund Initial Class	59,085	1,295,550	513,292	138,924	42,154	6,756	1,556,310
Great-West MFS International Growth Fund Initial Class	176,623	1,805,631	704,160	221,825	54,246	1,731	2,174,234
Great-West MFS International Value Fund Initial Class	237,831	2,201,311	833,943	296,736	86,013	5,033	2,663,710
Great-West Multi-Manager Large Cap Growth Fund Initial Class	391,022	2,917,240	969,368	479,788	52,416	7,160	3,550,478
Great-West Putnam Equity Income Fund Initial Class	297,545	3,528,321	1,196,057	391,256	165,255	41,092	4,338,213
Great-West Putnam High Yield Bond Fund Initial Class	142,566	757,294	602,436	121,186	10,724	20,476	1,223,222
Great-West Real Estate Index Fund Initial Class	192,344	1,710,529	724,067	431,984	48,307	23,511	2,163,867
Great-West S&P 500® Index Fund Initial Class	901,964	12,833,903	4,024,586	1,409,205	635,957	95,397	15,784,366
Great-West S&P Mid Cap 400® Index Fund Initial Class	469,590	5,496,609	1,844,549	474,913	213,608	34,591	6,743,307
Great-West S&P Small Cap 600® Index Fund Initial Class	392,480	3,974,617	1,719,096	461,857	171,133	19,547	4,780,412
Great-West Short Duration Bond Fund Initial Class	11,964	84,049	54,662	14,563	6	1,051	123,827
Great-West T. Rowe Price Equity Income Fund Initial Class	214,185	3,525,204	1,233,008	372,615	131,506	33,523	4,339,395
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	73,432	1,349,599	483,526	156,715	49,757	8,735	1,657,352
Great-West Templeton Global Bond Fund Initial Class	61,569	436,578	227,906	72,213	964	9,510	591,680

					$2,015,343	$480,270	$74,708,111

  September 30, 2014

Great-West Lifetime 2045 Fund I
Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	312,616	$3,433,596	$885,488	$288,856	$121,872	$23,118	$3,967,097
Great-West Ariel Mid Cap Value Fund Initial Class	587,806	847,569	261,598	100,015	6,428	4,134	975,757
Great-West Bond Index Fund Initial Class	588,021	6,575,896	2,131,092	915,492	(19,806)	109,748	7,985,324
Great-West Federated Bond Fund Initial Class	449,049	3,947,302	1,288,228	549,198	(21,363)	102,382	4,782,370
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	302,370	3,402,829	740,574	448,283	(9,236)	74,611	3,918,710
Great-West International Index Fund Initial Class	1,110,186	10,945,116	3,051,858	1,137,027	222,015	512	12,378,575
Great-West Loomis Sayles Bond Fund Initial Class	225,659	2,638,843	799,280	319,413	8,709	50,650	3,168,249
Great-West Loomis Sayles Small Cap Value Fund Initial Class	75,458	1,771,466	560,049	164,244	92,999	8,812	1,987,571
Great-West MFS International Growth Fund Initial Class	226,941	2,466,948	726,739	283,370	44,779	2,268	2,793,643
Great-West MFS International Value Fund Initial Class	306,125	3,004,981	800,432	313,349	89,553	6,575	3,428,601
Great-West Multi-Manager Large Cap Growth Fund Initial Class	438,556	3,442,775	798,984	458,530	34,864	8,123	3,982,087
Great-West Putnam Equity Income Fund Initial Class	331,440	4,192,163	955,693	374,795	151,049	46,526	4,832,402
Great-West Putnam High Yield Bond Fund Initial Class	437,633	2,638,697	1,461,634	319,752	21,145	68,052	3,754,890
Great-West Real Estate Index Fund Initial Class	225,932	2,172,202	569,581	424,372	49,668	28,593	2,541,734
Great-West S&P 500® Index Fund Initial Class	1,007,421	15,279,338	3,060,707	1,287,157	577,659	108,297	17,629,875
Great-West S&P Mid Cap 400® Index Fund Initial Class	522,727	6,534,369	1,646,981	579,410	231,168	39,168	7,506,359
Great-West S&P Small Cap 600® Index Fund Initial Class	503,803	5,432,657	1,874,870	543,871	278,760	25,510	6,136,319
Great-West T. Rowe Price Equity Income Fund Initial Class	238,549	4,191,406	1,003,685	359,950	110,104	38,009	4,833,006
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	82,047	1,606,544	421,241	161,387	57,507	9,937	1,851,811
Great-West Templeton Global Bond Fund Initial Class	200,369	1,627,429	489,560	189,713	5,033	33,693	1,925,552

					$2,052,907	$788,718	$100,379,932

  September 30, 2014

Great-West Lifetime 2045 Fund II
Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	1,795,075	$18,670,486	$4,875,099	$819,755	$229,372	$129,414	$22,779,500
Great-West Ariel Mid Cap Value Fund Initial Class	3,399,854	4,615,373	1,485,748	283,313	21,888	23,019	5,643,758
Great-West Bond Index Fund Initial Class	1,480,036	15,977,081	5,098,689	1,405,068	(17,680)	273,356	20,098,886
Great-West Federated Bond Fund Initial Class	1,131,322	9,589,454	3,107,726	852,507	(34,144)	255,458	12,048,580
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,732,905	18,465,478	4,101,819	1,261,245	(19,291)	416,652	22,458,446
Great-West International Index Fund Initial Class	6,372,406	59,586,346	16,616,146	3,158,716	465,453	2,876	71,052,330
Great-West Loomis Sayles Bond Fund Initial Class	566,735	6,404,563	1,865,587	435,131	10,274	126,238	7,956,959
Great-West Loomis Sayles Small Cap Value Fund Initial Class	435,130	9,591,337	2,968,248	455,955	144,859	49,019	11,461,318
Great-West MFS International Growth Fund Initial Class	1,298,377	13,382,910	3,946,465	824,510	118,010	12,692	15,983,023
Great-West MFS International Value Fund Initial Class	1,753,325	16,371,625	4,457,434	1,017,582	298,895	36,977	19,637,241
Great-West Multi-Manager Large Cap Growth Fund Initial Class	2,519,762	18,775,940	4,185,136	1,834,102	(477,771)	45,409	22,879,440
Great-West Putnam Equity Income Fund Initial Class	1,901,224	22,788,396	5,265,461	1,037,949	428,615	259,796	27,719,841
Great-West Putnam High Yield Bond Fund Initial Class	1,102,719	6,349,941	3,578,704	400,819	42,435	168,086	9,461,324
Great-West Real Estate Index Fund Initial Class	1,151,306	10,365,062	2,868,116	1,388,883	164,600	140,355	12,952,192
Great-West S&P 500® Index Fund Initial Class	5,778,149	82,811,281	16,803,730	2,847,567	1,962,202	601,246	101,117,613
Great-West S&P Mid Cap 400® Index Fund Initial Class	3,000,216	35,439,132	8,968,892	1,358,058	625,974	217,956	43,083,098
Great-West S&P Small Cap 600® Index Fund Initial Class	2,896,847	29,429,214	9,980,857	1,557,428	587,513	142,047	35,283,593
Great-West T. Rowe Price Equity Income Fund Initial Class	1,368,550	22,764,948	5,527,144	782,402	367,500	211,525	27,726,830
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	468,849	8,685,391	2,262,097	471,426	100,800	55,349	10,581,922
Great-West Templeton Global Bond Fund Initial Class	503,402	3,953,934	1,161,701	293,332	(5,855)	84,757	4,837,696

					$5,013,649	$3,252,227	$504,763,590

  September 30, 2014

Great-West Lifetime 2045 Fund III
Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	166,464	$1,573,975	$631,490	$93,367	$21,062	$11,740	$2,112,433
Great-West Ariel Mid Cap Value Fund Initial Class	312,658	390,923	175,027	30,005	2,517	2,087	519,013
Great-West Bond Index Fund Initial Class	75,427	743,020	343,805	84,258	(2,253)	13,661	1,024,306
Great-West Federated Bond Fund Initial Class	57,667	446,745	205,781	47,758	(1,669)	12,811	614,152
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	160,735	1,563,776	546,216	123,787	(568)	37,835	2,083,123
Great-West International Index Fund Initial Class	591,776	5,032,479	2,052,934	256,082	80,683	262	6,598,299
Great-West Loomis Sayles Bond Fund Initial Class	28,935	297,184	132,526	28,505	832	6,314	406,244
Great-West Loomis Sayles Small Cap Value Fund Initial Class	40,231	811,391	374,645	61,696	18,190	4,449	1,059,696
Great-West MFS International Growth Fund Initial Class	120,759	1,133,238	477,191	69,252	16,801	1,157	1,486,543
Great-West MFS International Value Fund Initial Class	162,698	1,377,329	553,709	90,028	26,741	3,357	1,822,212
Great-West Multi-Manager Large Cap Growth Fund Initial Class	233,467	1,599,633	558,069	137,179	14,114	4,116	2,119,884
Great-West Putnam Equity Income Fund Initial Class	176,615	1,921,463	702,213	101,583	44,309	23,580	2,575,049
Great-West Putnam High Yield Bond Fund Initial Class	56,208	301,376	211,999	26,832	2,550	8,595	482,264
Great-West Real Estate Index Fund Initial Class	100,575	824,468	359,424	138,432	16,599	11,998	1,131,470
Great-West S&P 500® Index Fund Initial Class	535,877	6,970,156	2,327,029	325,684	149,925	54,388	9,377,843
Great-West S&P Mid Cap 400® Index Fund Initial Class	278,331	2,987,917	1,190,388	160,720	72,129	19,755	3,996,834
Great-West S&P Small Cap 600® Index Fund Initial Class	268,314	2,482,494	1,248,997	204,691	75,761	12,797	3,268,070
Great-West T. Rowe Price Equity Income Fund Initial Class	127,125	1,919,582	715,519	79,699	29,207	19,152	2,575,546
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	43,434	733,597	299,213	53,124	16,374	5,042	980,299
Great-West Templeton Global Bond Fund Initial Class	25,442	185,157	81,600	22,284	335	4,302	244,495

					$583,639	$257,398	$44,477,775

  September 30, 2014

Great-West Lifetime 2055 Fund I
Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	89,887	$860,427	$402,782	$116,822	$21,432	$6,554	$1,140,662
Great-West Ariel Mid Cap Value Fund Initial Class	170,321	211,780	112,128	31,770	1,946	1,167	282,733
Great-West Bond Index Fund Initial Class	138,634	1,388,541	721,063	276,397	(10,689)	26,259	1,882,653
Great-West Federated Bond Fund Initial Class	106,184	833,600	436,837	158,782	(3,332)	24,539	1,130,863
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	87,018	855,418	354,087	142,415	(2,872)	21,173	1,127,750
Great-West International Index Fund Initial Class	367,323	3,133,966	1,536,131	375,173	112,294	167	4,095,650
Great-West Loomis Sayles Bond Fund Initial Class	53,409	557,370	276,226	93,596	2,551	12,141	749,866
Great-West Loomis Sayles Small Cap Value Fund Initial Class	24,882	503,908	260,831	63,121	18,408	2,840	655,391
Great-West MFS International Growth Fund Initial Class	75,033	704,512	353,946	92,319	19,793	736	923,657
Great-West MFS International Value Fund Initial Class	100,911	860,678	411,063	116,119	33,237	2,142	1,130,207
Great-West Multi-Manager Large Cap Growth Fund Initial Class	125,983	871,833	371,441	156,232	9,715	2,301	1,143,930
Great-West Putnam Equity Income Fund Initial Class	95,514	1,050,181	446,945	111,371	51,056	13,179	1,392,587
Great-West Putnam High Yield Bond Fund Initial Class	103,865	557,200	437,700	98,593	2,799	16,303	891,162
Great-West Real Estate Index Fund Initial Class	61,864	513,382	236,502	109,348	12,017	7,664	695,974
Great-West S&P 500® Index Fund Initial Class	289,647	3,803,661	1,510,984	384,412	183,695	30,420	5,068,825
Great-West S&P Mid Cap 400® Index Fund Initial Class	150,529	1,631,135	747,764	173,401	79,167	11,051	2,161,593
Great-West S&P Small Cap 600® Index Fund Initial Class	165,540	1,545,156	866,386	210,520	74,011	8,239	2,016,280
Great-West T. Rowe Price Equity Income Fund Initial Class	68,755	1,049,532	466,574	116,743	36,475	10,736	1,392,978
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	23,560	400,857	188,419	52,889	15,750	2,812	531,755
Great-West Templeton Global Bond Fund Initial Class	56,387	409,909	207,887	76,416	554	9,683	541,879

					$658,007	$210,106	$28,956,395

  September 30, 2014

Great-West Lifetime 2055 Fund II
Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	454,220	$4,462,474	$1,682,598	$326,106	$119,842	$32,522	$5,764,050
Great-West Ariel Mid Cap Value Fund Initial Class	851,373	1,104,706	466,915	111,774	8,757	5,755	1,413,280
Great-West Bond Index Fund Initial Class	339,538	3,486,532	1,509,761	485,954	(9,784)	62,522	4,610,928
Great-West Federated Bond Fund Initial Class	259,102	2,087,660	916,078	289,921	(9,296)	58,432	2,759,435
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	439,383	4,442,279	1,477,726	507,631	(10,335)	105,020	5,694,406
Great-West International Index Fund Initial Class	1,849,930	16,310,804	6,560,231	1,523,519	257,349	832	20,626,718
Great-West Loomis Sayles Bond Fund Initial Class	130,130	1,404,004	563,903	164,279	4,777	29,188	1,827,028
Great-West Loomis Sayles Small Cap Value Fund Initial Class	125,636	2,603,577	1,090,686	181,975	58,105	13,996	3,309,255
Great-West MFS International Growth Fund Initial Class	377,867	3,668,937	1,494,257	350,256	41,987	3,676	4,651,546
Great-West MFS International Value Fund Initial Class	509,389	4,480,604	1,758,209	435,006	128,335	10,703	5,705,157
Great-West Multi-Manager Large Cap Growth Fund Initial Class	637,682	4,546,630	1,473,149	579,850	(30,508)	11,396	5,790,152
Great-West Putnam Equity Income Fund Initial Class	481,628	5,440,075	1,882,711	406,992	167,020	65,160	7,022,131
Great-West Putnam High Yield Bond Fund Initial Class	253,994	1,389,895	953,099	142,749	13,300	38,773	2,179,274
Great-West Real Estate Index Fund Initial Class	272,302	2,316,588	859,751	354,193	42,759	32,931	3,063,395
Great-West S&P 500® Index Fund Initial Class	1,460,563	19,751,137	6,076,871	1,259,683	571,379	150,334	25,559,854
Great-West S&P Mid Cap 400® Index Fund Initial Class	759,938	8,440,465	3,061,241	520,476	219,604	54,585	10,912,705
Great-West S&P Small Cap 600® Index Fund Initial Class	835,142	7,981,198	3,589,579	584,252	243,545	40,481	10,172,026
Great-West T. Rowe Price Equity Income Fund Initial Class	346,745	5,433,413	1,961,324	383,569	125,139	52,807	7,025,048
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	119,211	2,073,779	767,529	162,971	35,983	13,972	2,690,600
Great-West Templeton Global Bond Fund Initial Class	137,443	1,027,788	439,204	144,004	4,079	23,426	1,320,826

					$1,982,037	$806,511	$132,097,814

  September 30, 2014

Great-West Lifetime 2055 Fund III
Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West American Century Growth Fund Initial Class	25,606	$203,224	$140,344	$17,461	$3,057	$1,782	$324,945
Great-West Ariel Mid Cap Value Fund Initial Class	48,252	50,287	37,792	5,297	346	297	80,098
Great-West Bond Index Fund Initial Class	11,649	96,298	74,621	15,991	(667)	2,017	158,188
Great-West Federated Bond Fund Initial Class	8,920	57,674	45,340	9,113	(195)	1,904	95,000
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	24,803	203,906	126,916	22,512	(536)	5,826	321,446
Great-West International Index Fund Initial Class	104,810	737,821	559,812	75,732	24,881	47	1,168,629
Great-West Loomis Sayles Bond Fund Initial Class	4,440	38,712	28,560	5,466	144	916	62,335
Great-West Loomis Sayles Small Cap Value Fund Initial Class	7,098	118,738	85,149	6,622	1,985	753	186,951
Great-West MFS International Growth Fund Initial Class	21,396	166,026	124,948	17,135	3,809	206	263,391
Great-West MFS International Value Fund Initial Class	28,772	202,740	148,888	23,372	6,635	599	322,253
Great-West Multi-Manager Large Cap Growth Fund Initial Class	35,983	211,166	125,563	25,833	498	618	326,722
Great-West Putnam Equity Income Fund Initial Class	27,230	246,738	163,615	19,261	7,026	3,475	397,009
Great-West Putnam High Yield Bond Fund Initial Class	8,624	38,702	41,131	5,261	154	1,219	73,997
Great-West Real Estate Index Fund Initial Class	14,047	96,337	67,003	15,317	1,866	1,553	158,033
Great-West S&P 500® Index Fund Initial Class	82,384	895,173	554,075	64,170	22,995	7,723	1,441,723
Great-West S&P Mid Cap 400® Index Fund Initial Class	42,937	383,873	259,356	23,422	8,801	2,881	616,578
Great-West S&P Small Cap 600® Index Fund Initial Class	47,226	363,529	275,655	22,923	9,084	2,107	575,213
Great-West T. Rowe Price Equity Income Fund Initial Class	19,599	246,472	169,129	19,346	5,738	2,720	397,078
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	6,715	94,171	65,475	7,866	2,054	781	151,550
Great-West Templeton Global Bond Fund Initial Class	4,701	28,599	21,816	5,244	(14)	800	45,179

					$97,661	$38,224	$7,166,318

  September 30, 2014

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of September 30, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Lifetime 2015 Fund I	$202,112,146	$7,136,382	$(4,586,068)	$2,550,314
Great-West Lifetime 2015 Fund II	957,291,107	58,898,982	(17,768,793)	41,130,189
Great-West Lifetime 2015 Fund III	45,737,049	1,205,614	(851,873)	353,741
Great-West Lifetime 2025 Fund I	286,490,267	15,656,585	(4,861,855)	10,794,730
Great-West Lifetime 2025 Fund II	1,486,642,286	134,161,060	(18,943,704)	115,217,356
Great-West Lifetime 2025 Fund III	96,036,437	7,309,905	(1,221,085)	6,088,820
Great-West Lifetime 2035 Fund I	222,098,851	19,408,275	(2,683,733)	16,724,542
Great-West Lifetime 2035 Fund II	1,129,516,461	140,888,870	(10,646,723)	130,242,147
Great-West Lifetime 2035 Fund III	85,995,565	9,747,544	(867,213)	8,880,331
Great-West Lifetime 2045 Fund I	115,387,691	12,601,049	(1,120,154)	11,480,895
Great-West Lifetime 2045 Fund II	579,100,065	75,000,423	(5,192,703)	69,807,720
Great-West Lifetime 2045 Fund III	51,786,341	6,373,938	(457,113)	5,916,825
Great-West Lifetime 2055 Fund I	35,375,016	2,778,848	(416,395)	2,362,453
Great-West Lifetime 2055 Fund II	159,820,911	16,449,899	(1,679,861)	14,770,038
Great-West Lifetime 2055 Fund III	9,081,211	589,068	(122,085)	466,983

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
3,236,817	Great-West Bond Index Fund Initial Class(a)	$	43,955,969

TOTAL BOND MUTUAL FUNDS — 35.34% (Cost $44,166,004)		$	43,955,969

EQUITY MUTUAL FUNDS
1,224,019	Great-West International Index Fund Initial Class(a)		13,647,811
1,852,649	Great-West S&P 500® Index Fund Initial Class(a)		32,421,358
950,542	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		13,649,780
915,038	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		11,145,166

Shares			Fair Value

Equity Mutual Funds — (continued)
323,281	Northern Emerging Markets Equity Index Fund	$	3,708,034

TOTAL EQUITY MUTUAL FUNDS — 59.95% (Cost $67,787,339)		$	74,572,149

Account Balance

FIXED INTEREST CONTRACT
6,259,458(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		6,259,458

TOTAL FIXED INTEREST CONTRACT — 5.03% (Cost $6,259,458)		$	6,259,458

TOTAL INVESTMENTS — 100.32% (Cost $118,212,801)		$	124,787,576

OTHER ASSETS & LIABILITIES, NET — (0.32)%		$	(392,352)

TOTAL NET ASSETS — 100.00%		$	124,395,224

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

 See Notes to Schedule of Investments.

 September 30, 2014

As of September 30, 2014, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2014:

Beginning Balance, January 1, 2014	$	4,491,549
Total realized gain (loss)		–
Total unrealized gain (loss) relating to investments not held at reporting date		–
Total unrealized gain (loss) relating to investments still held at reporting date		–
Total interest received		59,767
Purchases		2,099,621
Sales		(391,479)
Transfers into Level 3		–
Transfers (out of) Level 3		–

Ending Balance, September 30, 2014	$	6,259,458

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of September 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Funds are evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

 See Notes to Schedule of Investments.

 September 30, 2014

Transactions with Affiliates

The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2014, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	3,236,817	$31,360,720	$14,848,915	$ 3,150,066	$(98,038)	$	559,647	$	43,955,969
Great-West International Index Fund Initial Class	1,224,019	10,164,954	4,968,653	864,906	320,830		515		13,647,811
Great-West Life & Annuity Contract	6,259,458	4,491,549	2,099,621	391,479	—		59,767		6,259,458
Great-West S&P 500® Index Fund Initial Class	1,852,649	23,714,526	10,136,950	2,372,846	906,164		172,354		32,421,358
Great-West S&P Mid Cap 400® Index Fund Initial Class	950,542	10,038,751	4,970,363	1,104,622	427,419		62,780		13,649,780
Great-West S&P Small Cap 600® Index Fund Initial Class	915,038	8,219,208	4,986,180	1,065,494	410,003		39,771		11,145,166

					$1,966,378	$	894,836	$	121,079,542

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $118,497,208. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $7,544,582 and gross depreciation of investments in which there was an excess of tax cost over value of $1,254,214 resulting in net appreciation of $6,290,368.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND EXCHANGE TRADED FUNDS
174,449	Vanguard Total Bond Market ETF	$	14,292,607

TOTAL BOND EXCHANGE TRADED FUNDS — 37.62% (Cost $14,318,389)		$	14,292,607

EQUITY EXCHANGE TRADED FUNDS
112,838	Vanguard FTSE Developed Markets ETF(a)		4,485,310
26,762	Vanguard FTSE Emerging Markets ETF		1,116,243
37,996	Vanguard Russell 2000 ETF(a)		3,347,827
56,252	Vanguard S&P 500 ETF		10,158,549
44,326	Vanguard S&P Mid-Cap 400 ETF(a)		4,111,680

TOTAL EQUITY EXCHANGE TRADED FUNDS — 61.11% (Cost $21,139,087)		$	23,219,609

MONEY MARKET MUTUAL FUNDS
983,406	Federated Government Obligations Fund Institutional Class		983,406

TOTAL MONEY MARKET MUTUAL FUNDS — 2.59% (Cost $983,406)		$	983,406

Principal Amount

SHORT TERM INVESTMENTS
Repurchase Agreements — 6.10%
$ 550,846	Undivided interest of 0.60% in a repurchase agreement (principal amount/value $91,820,664 with a maturity value of $91,820,664) with HSBC Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $550,846 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 10/15/14 - 7/15/32, with a value of $93,657,414. (b)		550,846

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 550,847	Undivided interest of 0.73% in a repurchase agreement (principal amount/value $75,013,225 with a maturity value of $75,013,246) with Citigroup Global Markets Inc, 0.01%, dated 9/30/14 to be repurchased at $550,847 on 10/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 9/1/15 - 9/15/49, with a value of $76,513,492. (b)	$	550,847
550,847	Undivided interest of 0.92% in a repurchase agreement (principal amount/value $59,608,209 with a maturity value of $59,608,226) with BNP Paribas Securities Corp, 0.01%, dated 9/30/14 to be repurchased at $550,847 on 10/1/14 collateralized by Government National Mortgage Association securities, 3.00% - 4.50%, 9/15/42 - 4/20/44, with a value of $60,800,373. (b)		550,847
550,847	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $26,009,917 with a maturity value of $26,009,917) with Morgan Stanley & Co LLC, 0.00%, dated 9/30/14 to be repurchased at $550,847 on 10/1/14 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 11/5/14 - 10/1/44, with a value of $26,530,115. (b)		550,847

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Principal Amount			Fair Value

Repurchase Agreements — (continued)
$ 115,963	Undivided interest of 7.63% in a repurchase agreement (principal amount/value $1,519,941 with a maturity value of $1,519,941) with TD Securities (USA) Inc, 0.00%, dated 9/30/14 to be repurchased at $115,963 on 10/1/14 collateralized by U.S. Treasury securities, 0.00% - 9.00%, 1/15/15 - 8/15/43, with a value of $1,550,340. (b)(c)	$	115,963

TOTAL SHORT TERM INVESTMENTS — 6.10% (Cost $2,319,350)		$	2,319,350

TOTAL INVESTMENTS — 107.42% (Cost $38,760,232)		$	40,814,972

OTHER ASSETS & LIABILITIES, NET — (7.42)%		$	(2,820,387)

TOTAL NET ASSETS — 100.00%		$	37,994,585

(a)	All or a portion of the security is on loan at September 30, 2014.
(b)	Collateral received for securities on loan.
(c)	The rate of the repurchase agreement was less than 0.01%.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. An initial sales charge of 5% is imposed on purchases of the Fund’s shares and is deducted prior to the investment in the Fund. The minimum initial investment in the Fund is $10,000.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2014

Class	Inputs

Exchange Traded Funds	Exchange traded close price.

Mutual Funds	Net asset value of underlying mutual fund.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, the Fund’s investments in the underlying ETFs and mutual funds are valued using Level 1 inputs. The Fund’s investments in short term securities are valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid annually. Income distributions are paid or reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and paid or reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

  September 30, 2014

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2012 and 2013.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Funds are evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2014, the U.S. Federal income tax cost basis was $38,765,014. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $2,364,059 and gross depreciation of investments in which there was an excess of tax cost over value of $314,101 resulting in net appreciation of $2,049,958.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2014 the Fund had securities on loan valued at $2,267,878 and received collateral of $2,319,350 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
2,186,592	Great-West Bond Index Fund Initial Class(a)	$	29,693,926

TOTAL BOND MUTUAL FUNDS — 39.37% (Cost $29,990,607)		$	29,693,926

EQUITY MUTUAL FUNDS
901,270	Great-West International Index Fund Initial Class(a)		10,049,157
1,027,413	Great-West S&P 500® Index Fund Initial Class(a)		17,979,727
532,348	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		7,644,516
374,172	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		4,557,417

Shares			Fair Value

Equity Mutual Funds — (continued)
138,795	Northern Emerging Markets Equity Index Fund	$	1,591,980

TOTAL EQUITY MUTUAL FUNDS — 55.46% (Cost $36,482,049)		$	41,822,797

Account Balance

FIXED INTEREST CONTRACT
3,904,970(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		3,904,970

TOTAL FIXED INTEREST CONTRACT — 5.18% (Cost $3,904,970)		$	3,904,970

TOTAL INVESTMENTS — 100.01% (Cost $70,377,626)		$	75,421,693

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(10,566)

TOTAL NET ASSETS — 100.00%		$	75,411,127

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
765,737	Great-West Bond Index Fund Initial Class(a)	$	10,398,713

TOTAL BOND MUTUAL FUNDS — 39.10% (Cost $10,402,372)		$	10,398,713

EQUITY MUTUAL FUNDS
318,907	Great-West International Index Fund Initial Class(a)		3,555,810
361,754	Great-West S&P 500® Index Fund Initial Class(a)		6,330,702
188,173	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		2,702,158
132,244	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		1,610,728

Shares			Fair Value

Equity Mutual Funds — (continued)
49,201	Northern Emerging Markets Equity Index Fund	$	564,339

TOTAL EQUITY MUTUAL FUNDS — 55.52% (Cost $14,150,013)		$	14,763,737

Account Balance

FIXED INTEREST CONTRACT
1,370,541(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		1,370,541

TOTAL FIXED INTEREST CONTRACT — 5.15% (Cost $1,370,541)		$	1,370,541

TOTAL INVESTMENTS — 99.77% (Cost $25,922,926)		$	26,532,991

OTHER ASSETS & LIABILITIES, NET — 0.23%		$	60,971

TOTAL NET ASSETS — 100.00%		$	26,593,962

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
1,931,296	Great-West Bond Index Fund Initial Class(a)	$	26,226,991

TOTAL BOND MUTUAL FUNDS — 37.79% (Cost $26,407,117)		$	26,226,991

EQUITY MUTUAL FUNDS
867,751	Great-West International Index Fund Initial Class(a)		9,675,425
973,254	Great-West S&P 500® Index Fund Initial Class(a)		17,031,952
504,971	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		7,251,381
360,302	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		4,388,481

Shares			Fair Value

Equity Mutual Funds — (continued)
139,037	Northern Emerging Markets Equity Index Fund	$	1,594,753

TOTAL EQUITY MUTUAL FUNDS — 57.54% (Cost $34,584,803)		$	39,941,992

Account Balance

FIXED INTEREST CONTRACT
3,267,806(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		3,267,806

TOTAL FIXED INTEREST CONTRACT — 4.71% (Cost $3,267,806)		$	3,267,806

TOTAL INVESTMENTS — 100.04% (Cost $64,259,726)		$	69,436,789

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(26,503)

TOTAL NET ASSETS — 100.00%		$	69,410,286

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
629,851	Great-West Bond Index Fund Initial Class(a)	$	8,553,382

TOTAL BOND MUTUAL FUNDS — 27.87% (Cost $8,564,378)		$	8,553,382

EQUITY MUTUAL FUNDS
479,967	Great-West International Index Fund Initial Class(a)		5,351,628
502,499	Great-West S&P 500® Index Fund Initial Class(a)		8,793,738
261,276	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		3,751,929
202,311	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,464,146

Shares			Fair Value

Equity Mutual Funds — (continued)
91,355	Northern Emerging Markets Equity Index Fund	$	1,047,843

TOTAL EQUITY MUTUAL FUNDS — 69.76% (Cost $20,946,938)		$	21,409,284

Account Balance

FIXED INTEREST CONTRACT
774,477(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		774,477

TOTAL FIXED INTEREST CONTRACT — 2.52% (Cost $774,477)		$	774,477

TOTAL INVESTMENTS — 100.15% (Cost $30,285,793)		$	30,737,143

OTHER ASSETS & LIABILITIES, NET — (0.15)%		$	(45,287)

TOTAL NET ASSETS — 100.00%		$	30,691,856

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
830,543	Great-West Bond Index Fund Initial Class(a)	$	11,278,770

TOTAL BOND MUTUAL FUNDS — 18.14% (Cost $11,321,659)		$	11,278,770

EQUITY MUTUAL FUNDS
1,157,326	Great-West International Index Fund Initial Class(a)		12,904,183
1,138,099	Great-West S&P 500® Index Fund Initial Class(a)		19,916,741
590,773	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		8,483,505
493,728	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		6,013,610

Shares			Fair Value

Equity Mutual Funds — (continued)
256,852	Northern Emerging Markets Equity Index Fund	$	2,946,091

TOTAL EQUITY MUTUAL FUNDS — 80.83% (Cost $45,854,591)		$	50,264,130

Account Balance

FIXED INTEREST CONTRACT
659,701(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		659,701

TOTAL FIXED INTEREST CONTRACT — 1.06% (Cost $659,701)		$	659,701

TOTAL INVESTMENTS — 100.03% (Cost $57,835,951)		$	62,202,601

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$	(15,821)

TOTAL NET ASSETS — 100.00%		$	62,186,780

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
161,159	Great-West Bond Index Fund Initial Class(a)	$	2,188,542

TOTAL BOND MUTUAL FUNDS — 11.74% (Cost $2,191,456)		$	2,188,542

EQUITY MUTUAL FUNDS
387,034	Great-West International Index Fund Initial Class(a)		4,315,424
357,060	Great-West S&P 500® Index Fund Initial Class(a)		6,248,551
185,572	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		2,664,815
166,871	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,032,494

Shares			Fair Value

Equity Mutual Funds — (continued)
99,484	Northern Emerging Markets Equity Index Fund	$	1,141,078

TOTAL EQUITY MUTUAL FUNDS — 88.00% (Cost $16,142,636)		$	16,402,362

Account Balance

FIXED INTEREST CONTRACT
62,269(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		62,269

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $62,269)		$	62,269

TOTAL INVESTMENTS — 100.07% (Cost $18,396,361)		$	18,653,173

OTHER ASSETS & LIABILITIES, NET — (0.07)%		$	(13,214)

TOTAL NET ASSETS — 100.00%		$	18,639,959

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2014.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
162,115	Great-West Bond Index Fund Initial Class(a)	$	2,201,526

TOTAL BOND MUTUAL FUNDS — 9.21% (Cost $2,214,533)		$	2,201,526

EQUITY MUTUAL FUNDS
522,720	Great-West International Index Fund Initial Class(a)		5,828,328
455,064	Great-West S&P 500® Index Fund Initial Class(a)		7,963,611
236,074	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		3,390,022

Shares			Fair Value

Equity Mutual Funds — (continued)
227,878	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	2,775,550
152,871	Northern Emerging Markets Equity Index Fund		1,753,434

TOTAL EQUITY MUTUAL FUNDS — 90.86% (Cost $19,366,360)		$	21,710,945

TOTAL INVESTMENTS — 100.07% (Cost $21,580,893)		$	23,912,471

OTHER ASSETS & LIABILITIES, NET — (0.07)%		$	(16,619)

TOTAL NET ASSETS — 100.00%		$	23,895,852

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
47,602	Great-West Bond Index Fund Initial Class(a)	$	646,432

TOTAL BOND MUTUAL FUNDS — 8.51% (Cost $646,129)		$	646,432

EQUITY MUTUAL FUNDS
170,218	Great-West International Index Fund Initial Class(a)		1,897,931
140,081	Great-West S&P 500® Index Fund Initial Class(a)		2,451,421
72,868	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,046,388

Shares			Fair Value

Equity Mutual Funds — (continued)
75,212	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	916,079
56,368	Northern Emerging Markets Equity Index Fund		646,538

TOTAL EQUITY MUTUAL FUNDS — 91.65% (Cost $7,001,315)		$	6,958,357

TOTAL INVESTMENTS — 100.16% (Cost $7,647,444)		$	7,604,789

OTHER ASSETS & LIABILITIES, NET — (0.16)%		$	(12,370)

TOTAL NET ASSETS — 100.00%		$	7,592,419

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of September 30, 2014 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
20,033	Great-West Bond Index Fund Initial Class(a)	$	272,038

TOTAL BOND MUTUAL FUNDS — 8.07% (Cost $273,292)		$	272,038

EQUITY MUTUAL FUNDS
77,022	Great-West International Index Fund Initial Class(a)		858,791
60,061	Great-West S&P 500® Index Fund Initial Class(a)		1,051,062
31,187	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		447,852

Shares			Fair Value

Equity Mutual Funds — (continued)
34,316	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	417,975
28,604	Northern Emerging Markets Equity Index Fund		328,089

TOTAL EQUITY MUTUAL FUNDS — 92.02% (Cost $2,820,057)		$	3,103,769

TOTAL INVESTMENTS — 100.09% (Cost $3,093,349)		$	3,375,807

OTHER ASSETS & LIABILITIES, NET — (0.09)%		$	(3,052)

TOTAL NET ASSETS — 100.00%		$	3,372,755

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Schedule of Investments.

 September 30, 2014

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

  September 30, 2014

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2014, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2014:

	Great-West SecureFoundation® Lifetime 2015	Great-West SecureFoundation® Lifetime 2020	Great-West SecureFoundation® Lifetime 2025
	Fund	Fund	Fund

Beginning Balance, January 1, 2014	$3,099,376	$700,248	$2,041,237
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	35,949	8,904	24,484
Purchases	1,361,968	790,320	1,388,734
Sales	(592,323)	(128,931)	(186,649)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2014	$3,904,970	$1,370,541	$3,267,806

	Great-West SecureFoundation® Lifetime 2030	Great-West SecureFoundation® Lifetime 2035	Great-West SecureFoundation® Lifetime 2040
	Fund	Fund	Fund
Beginning Balance, January 1, 2014	$175,828	$261,275	$12,788
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	2,646	3,483	192
Purchases	606,999	415,066	51,257
Sales	(10,996)	(20,123)	(1,968)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2014	$774,477	$659,701	$62,269

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2014, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Distributions to Shareholders

Distributions from net investment income of the Funds, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

  September 30, 2014

Federal Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013 for the Great-West SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Funds and 2011 through 2013 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Funds adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Funds are evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2014, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

  September 30, 2014

Great-West SecureFoundation® Lifetime 2015 Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	2,186,592	$23,412,856	$10,765,680	$5,147,714	$(65,591)	$371,412	$29,693,926
Great-West International Index Fund Initial Class	901,270	8,307,338	3,895,893	1,437,372	520,269	307	10,049,157
Great-West Life & Annuity Contract	3,904,970	3,099,376	1,361,968	592,323	—	35,949	3,904,970
Great-West S&P 500® Index Fund Initial Class	1,027,413	14,596,780	6,387,380	2,639,890	1,326,542	89,665	17,979,727
Great-West S&P Mid Cap 400® Index Fund Initial Class	532,348	6,262,026	2,993,885	1,062,142	624,174	31,684	7,644,516
Great-West S&P Small Cap 600® Index Fund Initial Class	374,172	3,730,614	2,024,406	637,250	315,469	14,940	4,557,417

					$2,720,863	$543,957	$73,829,713

Great-West SecureFoundation® Lifetime 2020 Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	765,737	$5,291,482	$6,039,720	$1,111,363	$(40,146)	$104,394	$10,398,713
Great-West International Index Fund Initial Class	318,907	1,882,480	2,116,772	279,482	84,084	76	3,555,810
Great-West Life & Annuity Contract	1,370,541	700,248	790,320	128,931	—	8,904	1,370,541
Great-West S&P 500® Index Fund Initial Class	361,754	3,289,965	3,545,660	531,332	195,343	21,862	6,330,702
Great-West S&P Mid Cap 400® Index Fund Initial Class	188,173	1,414,694	1,605,167	219,815	84,135	7,736	2,702,158
Great-West S&P Small Cap 600® Index Fund Initial Class	132,244	848,083	1,016,765	126,664	44,990	3,655	1,610,728

					$368,406	$146,627	$25,968,652

Great-West SecureFoundation® Lifetime 2025 Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	1,931,296	$17,292,454	$10,457,399	$2,009,977	$(50,287)	$289,531	$26,226,991
Great-West International Index Fund Initial Class	867,751	7,194,168	4,030,663	1,063,694	274,825	294	9,675,425
Great-West Life & Annuity Contract	3,267,806	2,041,237	1,388,734	186,649	—	24,484	3,267,806
Great-West S&P 500® Index Fund Initial Class	973,254	12,411,860	5,971,315	1,519,776	656,737	79,721	17,031,952
Great-West S&P Mid Cap 400® Index Fund Initial Class	504,971	5,311,332	2,864,577	701,316	261,876	28,606	7,251,381
Great-West S&P Small Cap 600® Index Fund Initial Class	360,302	3,276,709	2,039,177	457,386	230,469	13,899	4,388,481

					$1,373,620	$436,535	$67,842,036

  September 30, 2014

Great-West SecureFoundation® Lifetime 2030 Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	629,851	$2,079,810	$6,579,246	$168,038	$(3,385)	$60,239	$8,553,382
Great-West International Index Fund Initial Class	479,967	1,497,580	4,294,635	228,941	66,989	70	5,351,628
Great-West Life & Annuity Contract	774,477	175,828	606,999	10,996	—	2,646	774,477
Great-West S&P 500® Index Fund Initial Class	502,499	2,397,743	6,636,185	270,620	114,646	17,389	8,793,738
Great-West S&P Mid Cap 400® Index Fund Initial Class	261,276	1,028,078	2,928,349	94,819	35,548	6,289	3,751,929
Great-West S&P Small Cap 600® Index Fund Initial Class	202,311	687,723	2,046,257	110,508	36,827	3,315	2,464,146

					$250,625	$89,948	$29,689,300

Great-West SecureFoundation® Lifetime 2035 Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	830,543	$4,946,318	$6,719,877	$530,844	$(10,786)	$101,723	$11,278,770
Great-West International Index Fund Initial Class	1,157,326	6,534,590	7,486,182	703,181	93,920	288	12,904,183
Great-West Life & Annuity Contract	659,701	261,275	415,066	20,123	—	3,483	659,701
Great-West S&P 500® Index Fund Initial Class	1,138,099	9,858,828	10,483,432	755,464	327,966	67,076	19,916,741
Great-West S&P Mid Cap 400® Index Fund Initial Class	590,773	4,225,254	4,716,630	303,429	94,439	24,233	8,483,505
Great-West S&P Small Cap 600® Index Fund Initial Class	493,728	3,047,375	3,669,913	286,831	99,972	13,713	6,013,610

					$605,511	$210,516	$59,256,510

Great-West SecureFoundation® Lifetime 2040 Fund

Affiliate	Shares Held/Account Balance 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	161,159	$557,721	$1,704,874	$92,196	$(2,423)	$15,708	$2,188,542
Great-West International Index Fund Initial Class	387,034	1,228,834	3,435,691	177,650	54,019	55	4,315,424
Great-West Life & Annuity Contract	62,269	12,788	51,257	1,968	—	192	62,269
Great-West S&P 500® Index Fund Initial Class	357,060	1,728,702	4,718,255	206,946	90,602	12,237	6,248,551
Great-West S&P Mid Cap 400® Index Fund Initial Class	185,572	742,775	2,096,733	86,183	35,502	4,391	2,664,815
Great-West S&P Small Cap 600® Index Fund Initial Class	166,871	578,545	1,671,064	87,470	28,806	2,685	2,032,494

					$206,506	$35,268	$17,512,095

  September 30, 2014

Great-West SecureFoundation® Lifetime 2045 Fund

Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	162,115	$1,262,566	$1,057,436	$154,601	$(2,961)	$24,291	$2,201,526
Great-West International Index Fund Initial Class	522,720	3,457,657	2,753,954	220,605	33,263	158	5,828,328
Great-West S&P 500® Index Fund Initial Class	455,064	4,643,277	3,420,062	309,331	132,006	33,100	7,963,611
Great-West S&P Mid Cap 400® Index Fund Initial Class	236,074	1,989,439	1,609,574	159,573	52,032	11,876	3,390,022
Great-West S&P Small Cap 600® Index Fund Initial Class	227,878	1,654,445	1,489,839	164,126	59,679	7,733	2,775,550

					$274,019	$77,158	$22,159,037

Great-West SecureFoundation® Lifetime 2050 Fund

Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	47,602	$118,664	$559,689	$36,354	$(933)	$4,402	$646,432
Great-West International Index Fund Initial Class	170,218	360,195	1,701,372	89,283	22,187	17	1,897,931
Great-West S&P 500® Index Fund Initial Class	140,081	457,413	2,093,399	91,103	32,473	3,697	2,451,421
Great-West S&P Mid Cap 400® Index Fund Initial Class	72,868	196,022	935,136	43,866	15,068	1,294	1,046,388
Great-West S&P Small Cap 600® Index Fund Initial Class	75,212	174,786	843,544	44,117	13,627	909	916,079

					$82,422	$10,319	$6,958,251

Great-West SecureFoundation® Lifetime 2055 Fund

Affiliate	Shares Held 9/30/2014	Fair Value 12/31/2013	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2014

Great-West Bond Index Fund Initial Class	20,033	$173,789	$132,264	$39,559	$(1,157)	$3,131	$272,038
Great-West International Index Fund Initial Class	77,022	564,456	400,088	66,798	17,705	26	858,791
Great-West S&P 500® Index Fund Initial Class	60,061	676,646	431,126	71,244	31,187	4,666	1,051,062
Great-West S&P Mid Cap 400® Index Fund Initial Class	31,187	290,261	204,515	33,900	13,535	1,689	447,852
Great-West S&P Small Cap 600® Index Fund Initial Class	34,316	275,254	215,820	37,680	12,031	1,255	417,975

					$73,301	$10,767	$3,047,718

  September 30, 2014

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of September 30, 2014 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)

Great-West SecureFoundation® Lifetime 2015 Fund	$70,933,372	$5,395,636	$(907,315)	$4,488,321
Great-West SecureFoundation® Lifetime 2020 Fund	25,955,199	861,391	(283,599)	577,792
Great-West SecureFoundation® Lifetime 2025 Fund	64,681,987	5,524,189	(769,387)	4,754,802
Great-West SecureFoundation® Lifetime 2030 Fund	30,289,404	884,214	(436,475)	447,739
Great-West SecureFoundation® Lifetime 2035 Fund	58,165,577	4,892,726	(855,702)	4,037,024
Great-West SecureFoundation® Lifetime 2040 Fund	18,400,792	583,676	(331,295)	252,381
Great-West SecureFoundation® Lifetime 2045 Fund	21,708,832	2,514,881	(311,242)	2,203,639
Great-West SecureFoundation® Lifetime 2050 Fund	7,649,153	116,398	(160,762)	(44,364)
Great-West SecureFoundation® Lifetime 2055 Fund	3,107,343	314,955	(46,491)	268,464

  September 30, 2014

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President & Chief Executive Officer

Date:	November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President & Chief Executive Officer

Date:	November 18, 2014

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	November 18, 2014